UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2009

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report
April 30, 2009

American Century Investments

Ultra® Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten He is a great addition to an experienced board where, collectively, the indepen dent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns	2

Ultra

Performance	3
Portfolio Commentary	5
Top Ten Holdings	7
Top Five Industries	7
Types of Investments in Portfolio	7
Shareholder Fee Example	8

Financial Statements

Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	23

Other Information

Additional Information	29
Index Definitions	30

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Greg Woodhams, Chief Investment Officer, U.S. Growth Equity—Large Cap

Riding the Stock Market Roller Coaster

A dramatic shift in market sentiment buffeted the U.S. stock market during the six months ended April 30, 2009. The extreme pessimism that sent the equity market down sharply during the first four months of the period gave way to renewed optimism and a powerful market rally during the last seven weeks.

The pessimism that sank the stock market in late 2008 and early 2009 was brought on by a worsening economic downturn and continued distress in the financial sector. The U.S. economy sank into recession, contracting at an annual rate of more than 6% in both the fourth quarter of 2008 and the first quarter of 2009 as the unemployment rate hit a 26-year high and consumer spending slumped. In addition, the credit markets remained frozen, which contributed to growing losses and deteriorating balance sheets for many financial companies. As a result, the major stock indices finished 2008 with their worst quarter in 21 years and continued on a downward trajectory in the first two months of 2009.

However, the market bottomed in early March and staged a sharp rebound through the end of April as investor sentiment changed abruptly. Early signs of economic stabilization generated optimism about a possible recovery, and investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets. Despite their recent resurgence, though, most stocks still declined overall for the six-month period (see the table below).

Growth Stocks Outperformed

In this turbulent environment, growth stocks outpaced value issues by a considerable margin across all market capitalizations. Although it is not clear whether we are in the early stages of a growth-led market, we have conviction in the consistent execution of our investment strategies. Our portfolio managers and analysts continue to seek out the stocks of companies that possess improving fundamentals, reflecting our belief that long-term stock price movements follow growth in earnings, revenues, and cash flow.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	–7.39%	Russell 2000 Index (Small-Cap)	–8.40%
Russell 1000 Growth Index	–1.52%	Russell 2000 Growth Index	–3.77%
Russell 1000 Value Index	–13.27%	Russell 2000 Value Index	–12.60%
Russell Midcap Index	–1.64%	* Total returns for periods less than one year are not annualized.
Russell Midcap Growth Index	2.71%
Russell Midcap Value Index	–6.14%

2

Performance

Ultra

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-3.36%	-32.90%	-4.55%	-3.65%	10.22%	11/2/81
Russell 1000 Growth Index(2)	-1.52%	-31.57%	-2.39%	-4.40%	9.13%(3)	—
S&P 500 Index(2)	-8.53%	-35.31%	-2.70%	-2.48%	10.39%(3)	—
Institutional Class	-3.28%	-32.78%	-4.36%	-3.46%	1.74%	11/14/96
A Class(4)						10/2/96
No sales charge*	-3.44%	-33.06%	-4.79%	-3.88%	1.61%
With sales charge*	-9.00%	-36.91%	-5.91%	-4.45%	1.14%
B Class						9/28/07
No sales charge*	-3.81%	-33.57%	—	—	-25.67%
With sales charge*	-8.81%	-37.57%	—	—	-28.70%
C Class						10/29/01
No sales charge*	-3.84%	-33.57%	-5.51%	—	-3.17%
With sales charge*	-4.80%	-33.57%	-5.51%	—	-3.17%
R Class	-3.57%	-33.24%	-5.02%	—	-2.97%	8/29/03

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%.
The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Since 10/31/81, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Ultra

One-Year Returns Over 10 Years
Periods ended April 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	27.06%	-26.70%	-9.83%	-14.79%	21.64%	-0.07%	10.09%	1.24%	5.99%	-32.90%
Russell 1000
Growth Index	27.58%	-32.25%	-20.10%	-14.35%	21.65%	0.40%	15.18%	12.25%	-0.23%	-31.57%

S&P 500 Index	10.13%	-12.97%	-12.63%	-13.31%	22.88%	6.34%	15.42%	15.24%	-4.68%	-35.31%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
0.99%	0.79%	1.24%	1.99%	1.99%	1.49%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Portfolio Commentary

Ultra

Portfolio Managers: Keith Lee and Michael Li

In December 2008, portfolio manager Tom Telford left American Century Investments to pursue another career opportunity. Following Mr. Telford’s departure, Keith Lee and Michael Li, portfolio managers for the Select fund, joined the Ultra management team with co-manager Steve Lurito. In April 2009, Mr. Lurito also left American Century Investments. Messrs. Lee and Li are experienced investment professionals who have managed Select since 2003 and 2006, respectively, and they will continue to follow Ultra’s mandate of investing in large-cap growth companies demonstrating accelerating growth and share price momentum.

Performance Summary

Ultra returned –3.36%* for the six months ended April 30, 2009, trailing the –1.52% return of the fund’s benchmark, the Russell 1000 Growth Index, but outpacing the –8.53% return of the broad S&P 500 Index.

The six-month period was marked by dramatic swings in market sentiment. For much of the period, stocks fell significantly as increasingly fearful investors reacted to a worsening economic downturn and a deteriorating financial sector. In March, however, investors grew more optimistic as the economy showed signs of stabilization and the frozen credit markets began to thaw, leading to a sharp stock market rebound during the last six weeks of the period.

In this environment, Ultra held up better than the broader equity market but lagged its benchmark index. One factor contributing to the under-performance of the benchmark was our emphasis on stocks with price momentum, which were generally out of favor during the period. In addition, our bias toward larger companies weighed on relative results as the mid-cap stocks in the Russell 1000 Growth Index outperformed, especially during the market rally late in the period.

Health Care Detracted

Stock selection also detracted from performance compared with the Russell 1000 Growth Index, most notably in the health care sector. Stock choices among biotechnology firms and pharmaceutical companies were responsible for the bulk of the underperformance in the health care sector.

Genzyme and Celgene were the most significant detractors among biotech-nology stocks. Concerns about the potential for generic competition in the biotechnology industry, which could lead to slower growth prospects, weighed on biotech stocks in general. Genzyme, which makes medications that treat rare genetic diseases, also faced a regulatory setback on one of its new products, while Celgene, which focuses on cancer-related drugs, reported weaker-than-expected sales for its flagship medication.

Among pharmaceutical stocks, the biggest detractor was a missed opportunity. The portfolio did not own drug maker Schering-Plough, which rallied sharply during the six-month period thanks to a takeover offer from competitor Merck.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

5

Ultra

Consumer Staples and Industrials Also Lagged

The portfolio’s consumer staples and industrials holdings underperformed their counterparts in the benchmark index. Stock selection among food retailers and food products makers contributed virtually all of the under-performance in the consumer staples sector. Grocery chain Kroger tumbled as the company recalled several of its private-label products because of a salmonella outbreak at one of its suppliers. General Mills, which makes cereal and other packaged foods, fell amid rising input costs and increased consumer demand for cheaper private-label brands.

In the industrials sector, overweight positions in railroad operators Norfolk Southern and Union Pacific had the biggest negative impact on relative results. Rail traffic slumped by more than 18% through the first four months of 2009 as reduced production in the manufacturing sector led to lower shipping volumes of both raw materials and finished goods.

Energy and Materials Added Value

The only two sectors of the portfolio that contributed positively to performance versus the Russell 1000 Growth Index were energy and materials. Security selection and an underweight position in energy equipment and services stocks was the key behind the outperformance in the energy sector. Drilling products and services supplier National Oilwell Varco and oil and gas producer Noble Energy were among the top contributors in this sector.

In the materials sector, outperformance was driven primarily by an overweight in metals and mining stocks. Metals producers BHP Billiton, headquartered in Australia, and U.S. based Freeport McMoRan Copper & Gold were the best contributors, benefiting from a rebound in copper prices during the six-month period.

Other noteworthy positive contributors included investment bank Goldman Sachs Group and department store chain Kohl’s. Goldman Sachs successfully raised capital and indicated that it may pay back the cash infusion it received from the federal government sooner than expected. Kohl’s gained market share from its competitors thanks to improving sales of its private-label and exclusive brands.

A Look Ahead

Despite the recent market rebound, we expect stocks to remain volatile in the coming months. We seek to take advantage of this uncertain period by opportunistically investing in high-growth companies, as dictated by our investment discipline. We remain confident in our belief that high-quality, high-growth stocks which exhibit accelerating fundamentals, positive relative strength, and reasonable valuations will outperform over the long term.

6

Ultra

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Google, Inc., Class A	3.2%	1.8%
Wal-Mart Stores, Inc.	3.0%	5.0%
Apple, Inc.	3.0%	3.3%
Cisco Systems, Inc.	2.8%	2.3%
Microsoft Corp.	2.8%	1.7%
QUALCOMM, Inc.	2.4%	2.8%
Express Scripts, Inc.	2.3%	2.0%
Hewlett-Packard Co.	2.3%	0.9%
Oracle Corp.	2.0%	0.7%
Philip Morris International, Inc.	2.0%	1.9%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Software	7.0%	5.9%
Computers & Peripherals	6.3%	4.6%
Semiconductors & Semiconductor Equipment	5.8%	4.6%
Oil, Gas & Consumable Fuels	5.7%	5.2%
Communications Equipment	5.2%	5.8%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	94.2%	94.8%
Foreign Common Stocks(1)	5.4%	3.5%
Total Common Stocks	99.6%	98.3%
Temporary Cash Investments	0.8%	1.7%
Other Assets and Liabilities	(0.4)%	—(2)

(1)	Includes depositary shares, dual listed securities and foreign ordinary shares.
(2)	Category is less than 0.05%.
7

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 – 4/30/09	Expense Ratio*
Actual
Investor Class	$1,000	$966.40	$4.88	1.00%
Institutional Class	$1,000	$967.20	$3.90	0.80%
A Class	$1,000	$965.60	$6.09	1.25%
B Class	$1,000	$961.90	$9.73	2.00%
C Class	$1,000	$961.60	$9.73	2.00%
R Class	$1,000	$964.30	$7.31	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
9

Schedule of Investments
Ultra

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.6%			ELECTRICAL EQUIPMENT — 2.5%
			ABB Ltd.(1)	1,085,000	$ 15,561,791
AEROSPACE & DEFENSE — 2.9%
General Dynamics Corp.	1,388,000	$ 71,717,960	ABB Ltd. ADR	2,130,000	30,288,600
Lockheed Martin Corp.	901,000	70,755,530	Emerson Electric Co.	2,266,000	77,134,640
		142,473,490			122,985,031
BEVERAGES — 2.3%			ENERGY EQUIPMENT & SERVICES — 2.5%
Coca-Cola Co. (The)	1,918,000	82,569,900	National Oilwell Varco, Inc.(1)	1,402,000	42,452,560
PepsiCo, Inc.	638,000	31,746,880	Schlumberger Ltd.	1,633,000	80,000,670
		114,316,780			122,453,230
BIOTECHNOLOGY — 3.2%			FOOD & STAPLES RETAILING — 4.1%
Celgene Corp.(1)	853,000	36,440,160	Costco Wholesale Corp.	1,132,000	55,015,200
Genzyme Corp.(1)	1,033,000	55,089,890	Wal-Mart Stores, Inc.	2,977,000	150,040,800
Gilead Sciences, Inc.(1)	1,485,000	68,013,000			205,056,000
		159,543,050	FOOD PRODUCTS — 1.3%
CAPITAL MARKETS — 2.8%			General Mills, Inc.	864,000	43,796,160
BlackRock, Inc.	174,000	25,494,480	Nestle SA	661,000	21,636,623
Charles Schwab Corp. (The)	3,285,000	60,706,800			65,432,783
Goldman Sachs			HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
Group, Inc. (The)	410,000	52,685,000	Baxter International, Inc.	1,556,000	75,466,000
		138,886,280	Medtronic, Inc.	796,000	25,472,000
CHEMICALS — 2.5%			Varian Medical
			Systems, Inc.(1)	411,000	13,715,070
Air Products
& Chemicals, Inc.	311,000	20,494,900			114,653,070
Monsanto Co.	1,098,000	93,209,220	HEALTH CARE PROVIDERS & SERVICES — 4.2%
Nalco Holding Co.	500,000	8,160,000	Express Scripts, Inc.(1)	1,759,000	112,523,230
		121,864,120	Medco Health
			Solutions, Inc.(1)	576,000	25,084,800
COMMUNICATIONS EQUIPMENT — 5.2%
Cisco Systems, Inc.(1)	7,172,000	138,563,040	UnitedHealth Group, Inc.	3,059,000	71,947,680
QUALCOMM, Inc.	2,793,000	118,199,760			209,555,710
		256,762,800	HOTELS, RESTAURANTS & LEISURE — 2.8%
COMPUTERS & PERIPHERALS — 6.3%			McDonald’s Corp.	1,696,000	90,379,840
			Yum! Brands, Inc.	1,486,000	49,558,100
Apple, Inc.(1)	1,167,000	146,843,610
					139,937,940
EMC Corp.(1)	4,315,000	54,066,950
			HOUSEHOLD PRODUCTS — 0.9%
Hewlett-Packard Co.	3,105,000	111,717,900	Colgate-Palmolive Co.	745,000	43,955,000
		312,628,460	INSURANCE — 1.3%
CONSTRUCTION & ENGINEERING — 0.5%			Aon Corp.	253,000	10,676,600
Fluor Corp.	661,000	25,032,070	MetLife, Inc.	1,764,000	52,479,000
DIVERSIFIED FINANCIAL SERVICES — 0.9%					63,155,600
JPMorgan Chase & Co.	1,292,000	42,636,000	INTERNET & CATALOG RETAIL — 1.0%
DIVERSIFIED TELECOMMUNICATION			Amazon.com, Inc.(1)	623,000	50,163,960
SERVICES — 0.2%
Telefonica SA	575,000	10,962,876	INTERNET SOFTWARE & SERVICES — 4.3%
ELECTRIC UTILITIES — 1.1%			Baidu.com, Inc. ADR(1)	148,000	34,469,200
Progress Energy, Inc.	791,000	26,988,920	Google, Inc., Class A(1)	403,000	159,575,910
Southern Co. (The)	915,000	26,425,200	Tencent Holdings Ltd.	2,024,000	18,020,013
		53,414,120			212,065,123

10

Ultra

	Shares	Value		Shares	Value
IT SERVICES — 4.4%			SEMICONDUCTORS & SEMICONDUCTOR
International Business			EQUIPMENT — 5.8%
Machines Corp.	726,000	$ 74,930,460	Altera Corp.	2,063,000	$ 33,647,530
MasterCard, Inc., Class A	471,000	86,404,950	Applied Materials, Inc.	5,933,000	72,441,930
Visa, Inc., Class A	852,000	55,345,920	ASML Holding NV	1,859,000	38,272,043
		216,681,330	Intel Corp.	3,097,000	48,870,660
LEISURE EQUIPMENT & PRODUCTS — 0.8%			Lam Research Corp.(1)	520,000	14,497,600
Hasbro, Inc.	1,436,000	38,283,760	Linear Technology Corp.	1,722,000	37,505,160
LIFE SCIENCES TOOLS & SERVICES — 0.6%			MEMC Electronic
Thermo Fisher			Materials, Inc.(1)	237,000	3,839,400
Scientific, Inc.(1)	868,000	30,449,440	Microchip Technology, Inc.	1,695,000	38,985,000
MACHINERY — 3.7%					288,059,323
Cummins, Inc.	1,293,000	43,962,000	SOFTWARE — 7.0%
Deere & Co.	1,869,000	77,114,940	Adobe Systems, Inc.(1)	3,216,000	87,957,600
Eaton Corp.	458,000	20,060,400	Microsoft Corp.	6,744,000	136,633,440
Parker-Hannifin Corp.	953,000	43,218,550	Oracle Corp.	5,212,000	100,800,080
		184,355,890	VMware, Inc., Class A(1)	784,000	20,446,720
MEDIA — 0.4%					345,837,840
Marvel Entertainment, Inc.(1)	689,000	20,559,760	SPECIALTY RETAIL — 3.5%
METALS & MINING — 2.7%			Lowe’s Cos., Inc.	3,146,000	67,639,000
BHP Billiton Ltd. ADR	1,055,000	50,787,700	Staples, Inc.	2,705,000	55,777,100
Freeport-McMoRan			TJX Cos., Inc. (The)	1,758,000	49,171,260
Copper & Gold, Inc.	144,000	6,141,600			172,587,360
Newmont Mining Corp.	823,000	33,117,520	TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Nucor Corp.	1,119,000	45,532,110	NIKE, Inc., Class B	1,010,000	52,994,700
		135,578,930	TOBACCO — 2.0%
MULTILINE RETAIL — 1.0%			Philip Morris
Kohl’s Corp.(1)	1,065,000	48,297,750	International, Inc.	2,702,000	97,812,400
OIL, GAS & CONSUMABLE FUELS — 5.7%			TRADING COMPANIES & DISTRIBUTORS — 1.0%
Apache Corp.	386,000	28,123,960	W.W. Grainger, Inc.	587,000	49,237,560
EOG Resources, Inc.	882,000	55,989,360	TOTAL COMMON STOCKS
Exxon Mobil Corp.	596,000	39,735,320	(Cost $4,933,081,119)		4,927,012,796
Hess Corp.	788,000	43,174,520	Temporary Cash Investments — 0.8%
Noble Energy, Inc.	745,000	42,278,750	Repurchase Agreement, Deutsche Bank
Occidental Petroleum Corp.	929,000	52,293,410	Securities, Inc., (collateralized by various
Southwestern Energy Co.(1)	621,000	22,269,060	U.S. Treasury obligations, 3.75%, 11/15/18,
			valued at $39,713,009), in a joint trading
		283,864,380	account at 0.14%, dated 4/30/09, due
PHARMACEUTICALS — 3.3%			5/1/09 (Delivery value $38,900,151)
Abbott Laboratories	2,057,000	86,085,450	(Cost $38,900,000)		38,900,000
Bristol-Myers Squibb Co.	1,455,000	27,936,000	TOTAL INVESTMENT
Teva Pharmaceutical			SECURITIES — 100.4%
Industries Ltd. ADR	1,077,000	47,269,530	(Cost $4,971,981,119)		4,965,912,796
		161,290,980	OTHER ASSETS
			AND LIABILITIES — (0.4)%		(17,488,727)
ROAD & RAIL — 1.5%			TOTAL NET ASSETS — 100.0%		$4,948,424,069
Norfolk Southern Corp.	758,000	27,045,440
Union Pacific Corp.	939,000	46,142,460
		73,187,900

11

Ultra

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
21,746,765	CHF for USD	5/29/09	$19,059,113	$ (52,527)
18,389,345	EUR for USD	5/29/09	24,329,410	(271,550)
			$43,388,523	$(324,077)

(Value on Settlement Date $43,064,446)

Notes to Schedule of Investments
ADR = American Depositary Receipt
CHF = Swiss Franc
EUR = Euro
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

12

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,971,981,119)	$4,965,912,796
Receivable for investments sold	24,457,300
Receivable for capital shares sold	1,142,852
Dividends and interest receivable	7,089,512
4,998,602,460

Liabilities
Disbursements in excess of demand deposit cash	14,678
Payable for investments purchased	39,865,008
Payable for capital shares redeemed	6,006,876
Payable for forward foreign currency exchange contracts	324,077
Accrued management fees	3,951,565
Service fees (and distribution fees – A Class and R Class) payable	15,690
Distribution fees payable	497
50,178,391

Net Assets	$4,948,424,069

See Notes to Financial Statements.

13

APRIL 30, 2009 (UNAUDITED)
Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,873,160,353
Undistributed net investment income	21,651,762
Accumulated net realized loss on investment and foreign currency transactions	(939,879,801)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(6,508,245)
$4,948,424,069

Investor Class, $0.01 Par Value
Net assets	$4,806,834,272
Shares outstanding	319,105,204
Net asset value per share	$15.06

Institutional Class, $0.01 Par Value
Net assets	$66,021,445
Shares outstanding	4,291,466
Net asset value per share	$15.38

A Class, $0.01 Par Value
Net assets	$71,615,644
Shares outstanding	4,884,790
Net asset value per share	$14.66
Maximum offering price (net asset value divided by 0.9425)	$15.55

B Class, $0.01 Par Value
Net assets	$48,993
Shares outstanding	3,288
Net asset value per share	$14.90

C Class, $0.01 Par Value
Net assets	$827,880
Shares outstanding	60,108
Net asset value per share	$13.77

R Class, $0.01 Par Value
Net assets	$3,075,835
Shares outstanding	210,327
Net asset value per share	$14.62

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $182,572)	$ 45,773,251
Interest	35,040
45,808,291

Expenses:
Management fees	23,347,138
Distribution fees:
B Class	157
C Class	2,814
Service fees:
B Class	52
C Class	938
Distribution and service fees:
A Class	87,581
R Class	7,026
Directors’ fees and expenses	87,269
Other expenses	7,389
23,540,364

Net investment income (loss)	22,267,927

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment and foreign currency transactions	(564,367,830)
Change in net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currency	335,794,044

Net realized and unrealized gain (loss)	(228,573,786)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(206,305,859)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
Increase (Decrease) in Net Assets	2009	2008
Operations
Net investment income (loss)	$ 22,267,927	$ 29,064,990
Net realized gain (loss)	(564,367,830)	(368,571,720)
Change in net unrealized appreciation (depreciation)	335,794,044	(3,217,056,037)
Net increase (decrease) in net assets resulting from operations	(206,305,859)	(3,556,562,767)

Distributions to Shareholders
From net investment income:
Investor Class	(25,630,860)	—
Institutional Class	(491,887)	—
A Class	(226,924)	—
B Class	—	—
C Class	—	—
R Class	(1,496)	—
From net realized gains:
Investor Class	—	(2,312,270,157)
Institutional Class	—	(65,091,994)
A Class	—	(50,919,711)
B Class	—	(11,669)
C Class	—	(533,319)
R Class	—	(1,501,522)
Decrease in net assets from distributions	(26,351,167)	(2,430,328,372)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(261,023,812)	794,859,566

Net increase (decrease) in net assets	(493,680,838)	(5,192,031,573)

Net Assets
Beginning of period	5,442,104,907	10,634,136,480
End of period	$4,948,424,069	$ 5,442,104,907

Undistributed net investment income	$21,651,762	$25,735,002

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues this objective by investing primarily in equity securities of large companies, but may invest in companies of any size. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, the B Class, and the C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

17

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Forward Foreign Currency Exchange Contracts — The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

18

Indemnifications — Under the corporation‘s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class of the fund for the six months ended April 30, 2009 was 1.00% for the Investor Class, A Class, B Class, C Class and R Class, and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

19

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2009, were $1,735,408,472 and $1,891,933,148, respectively.

4. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,500,000,000		3,500,000,000
Sold	5,906,856	$ 82,472,403	15,047,819	$ 349,727,360
Issued in reinvestment of distributions	1,792,593	24,917,040	91,021,431	2,229,114,850
Redeemed	(25,297,798)	(351,639,661)	(70,022,806)	(1,625,259,696)
	(17,598,349)	(244,250,218)	36,046,444	953,582,514
Institutional Class/Shares Authorized	200,000,000		200,000,000
Sold	364,314	5,266,744	1,768,195	41,370,627
Issued in reinvestment of distributions	33,797	479,581	2,567,071	64,151,093
Redeemed	(872,907)	(12,434,034)	(9,133,416)	(232,001,615)
	(474,796)	(6,687,709)	(4,798,150)	(126,479,895)
A Class/Shares Authorized	100,000,000		100,000,000
Sold	439,698	5,980,671	1,495,972	34,046,242
Issued in reinvestment of distributions	16,176	219,026	2,076,111	49,536,018
Redeemed	(1,198,954)	(16,201,031)	(5,107,987)	(116,870,252)
	(743,080)	(10,001,334)	(1,535,904)	(33,287,992)
B Class/Shares Authorized	50,000,000		50,000,000
Sold	673	9,637	1,429	39,247
Issued in reinvestment of distributions	—	—	478	11,669
Redeemed	—	—	(82)	(1,808)
	673	9,637	1,825	49,108
C Class/Shares Authorized	50,000,000		50,000,000
Sold	5,158	69,313	18,798	403,824
Issued in reinvestment of distributions	—	—	22,734	513,343
Redeemed	(7,288)	(90,538)	(46,798)	(965,829)
	(2,130)	(21,225)	(5,266)	(48,662)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	31,327	422,962	104,389	2,462,123
Issued in reinvestment of distributions	95	1,278	56,879	1,354,849
Redeemed	(37,000)	(497,203)	(127,380)	(2,772,479)
	(5,578)	(72,963)	33,888	1,044,493
Net increase (decrease)	(18,823,260)	$(261,023,812)	29,742,837	$ 794,859,566

20

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of April 30, 2009:

	Value of	Unrealized Gain (Loss) on
Valuation Inputs	Investment Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$4,822,559,450	—
Level 2 — Other Significant Observable Inputs	143,353,346	$(324,077)
Level 3 — Significant Unobservable Inputs	—	—
	$4,965,912,796	$(324,077)
*Includes forward foreign currency exchange contracts.

6. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

7. Bank Line of Credit

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended April 30, 2009.

21

8. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the fund did not utilize the program.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,119,519,687
Gross tax appreciation of investments	$ 471,205,649
Gross tax depreciation of investments	(624,812,540)
Net tax appreciation (depreciation) of investments	$(153,606,891)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, the fund had accumulated capital losses of $(201,210,564), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2016.

10. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

22

Financial Highlights

Ultra

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$15.67	$33.48	$28.55	$29.02	$27.17	$26.01
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.07	0.08	(0.01)	(0.06)	0.02	(0.05)
Net Realized and
Unrealized Gain (Loss)	(0.60)	(9.95)	6.95	(0.37)	1.83	1.21
Total From
Investment Operations	(0.53)	(9.87)	6.94	(0.43)	1.85	1.16
Distributions
From Net
Investment Income	(0.08)	—	—	(0.04)	—	—
From Net Realized Gains	—	(7.94)	(2.01)	—	—	—
Total Distributions	(0.08)	(7.94)	(2.01)	(0.04)	—	—
Net Asset Value,
End of Period	$15.06	$15.67	$33.48	$28.55	$29.02	$27.17

Total Return(3)	(3.36)%	(38.02)%	25.89%	(1.51)%	6.81%	4.46%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.00%(4)	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.95%(4)	0.36%	(0.04)%	(0.15)%	0.09%	(0.20)%
Portfolio Turnover Rate	36%	152%	93%	62%	33%	34%
Net Assets, End of Period
(in millions)	$4,807	$5,276	$10,066	$13,482	$18,904	$20,708

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

23

Ultra

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$16.02	$33.98	$28.90	$29.38	$27.44	$26.22
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.08	0.15	0.05	—(3)	0.07	—(3)
Net Realized and
Unrealized Gain (Loss)	(0.61)	(10.17)	7.04	(0.38)	1.87	1.22
Total From
Investment Operations	(0.53)	(10.02)	7.09	(0.38)	1.94	1.22
Distributions
From Net
Investment Income	(0.11)	—	—	(0.10)	—	—
From Net Realized Gains	—	(7.94)	(2.01)	—	—	—
Total Distributions	(0.11)	(7.94)	(2.01)	(0.10)	—	—
Net Asset Value,
End of Period	$15.38	$16.02	$33.98	$28.90	$29.38	$27.44

Total Return(4)	(3.28)%	(37.89)%	26.14%	(1.33)%	7.07%	4.65%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.80%(5)	0.79%	0.79%	0.79%	0.79%	0.79%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.15%(5)	0.56%	0.16%	0.05%	0.29%	0.00%
Portfolio Turnover Rate	36%	152%	93%	62%	33%	34%
Net Assets, End of Period
(in thousands)	$66,021	$76,339	$325,035	$1,073,767	$1,460,343	$1,055,145

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

24

Ultra

A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(2)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$15.23	$32.83	$28.11	$28.61	$26.85	$25.77
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.05	0.03	(0.08)	(0.13)	(0.05)	(0.12)
Net Realized and
Unrealized Gain (Loss)	(0.58)	(9.69)	6.81	(0.37)	1.81	1.20
Total From
Investment Operations	(0.53)	(9.66)	6.73	(0.50)	1.76	1.08
Distributions
From Net
Investment Income	(0.04)	—	—	—	—	—
From Net Realized Gains	—	(7.94)	(2.01)	—	—	—
Total Distributions	(0.04)	(7.94)	(2.01)	—	—	—
Net Asset Value,
End of Period	$14.66	$15.23	$32.83	$28.11	$28.61	$26.85

Total Return(4)	(3.44)%	(38.19)%	25.56%	(1.75)%	6.55%	4.19%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.25%(5)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.70%(5)	0.11%	(0.29)%	(0.40)%	(0.16)%	(0.45)%
Portfolio Turnover Rate	36%	152%	93%	62%	33%	34%
Net Assets, End of Period
(in thousands)	$71,616	$85,723	$235,217	$405,173	$639,792	$738,032

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended April 30, 2009 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

25

Ultra

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$15.49	$33.45	$31.63
Income From Investment Operations
Net Investment Income (Loss)(3)	—(4)	(0.16)	(0.04)
Net Realized and Unrealized Gain (Loss)	(0.59)	(9.86)	1.86
Total From Investment Operations	(0.59)	(10.02)	1.82
Distributions
From Net Realized Gains	—	(7.94)	—
Net Asset Value, End of Period	$14.90	$15.49	$33.45

Total Return(5)	(3.81)%	(38.64)%	5.75%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00%(6)	1.99%	1.99%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.05)%(6)	(0.64)%	(1.53)%(6)
Portfolio Turnover Rate	36%	152%	93%(7)
Net Assets, End of Period (in thousands)	$49	$41	$26

(1)	Six months ended April 30, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through October 31, 2007.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.
See Notes to Financial Statements.

26

Ultra

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$14.32	$31.54	$27.26	$27.96	$26.44	$25.57
Income From Investment
Operations
Net Investment
Income (Loss)(2)	—(3)	(0.13)	(0.29)	(0.34)	(0.26)	(0.32)
Net Realized and
Unrealized Gain (Loss)	(0.55)	(9.15)	6.58	(0.36)	1.78	1.19
Total From
Investment Operations	(0.55)	(9.28)	6.29	(0.70)	1.52	0.87
Distributions
From Net Realized Gains	—	(7.94)	(2.01)	—	—	—
Net Asset Value,
End of Period	$13.77	$14.32	$31.54	$27.26	$27.96	$26.44

Total Return(4)	(3.84)%	(38.63)%	24.64%	(2.50)%	5.75%	3.40%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	2.00%(5)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.05)%(5)	(0.64)%	(1.04)%	(1.15)%	(0.91)%	(1.20)%
Portfolio Turnover Rate	36%	152%	93%	62%	33%	34%
Net Assets, End of Period
(in thousands)	$828	$891	$2,129	$3,342	$5,601	$4,836

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

27

Ultra

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$15.17	$32.80	$28.15	$28.72	$27.01	$25.99
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.03	(0.03)	(0.15)	(0.21)	(0.12)	(0.22)
Net Realized and
Unrealized Gain (Loss)	(0.57)	(9.66)	6.81	(0.36)	1.83	1.24
Total From
Investment Operations	(0.54)	(9.69)	6.66	(0.57)	1.71	1.02
Distributions
From Net
Investment Income	(0.01)	—	—	—	—	—
From Net Realized Gains	—	(7.94)	(2.01)	—	—	—
Total Distributions	(0.01)	(7.94)	(2.01)	—	—	—
Net Asset Value,
End of Period	$14.62	$15.17	$32.80	$28.15	$28.72	$27.01

Total Return(3)	(3.57)%	(38.35)%	25.26%	(1.98)%	6.33%	3.92%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.50%(4)	1.49%	1.49%	1.49%	1.44%(5)	1.49%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.45%(4)	(0.14)%	(0.54)%	(0.65)%	(0.36)%(5)	(0.70)%
Portfolio Turnover Rate	36%	152%	93%	62%	33%	34%
Net Assets, End of Period
(in thousands)	$3,076	$3,276	$5,971	$8,922	$8,367	$4,545

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
(5)	During the year ended October 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.49% and (0.41)%, respectively.
See Notes to Financial Statements.

28

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

29

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

30

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906
CL-SAN-65589N

Semiannual Report
April 30, 2009

American Century Investments

Growth Fund

VistaSM Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten. He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns.	2

Growth

Performance	3
Portfolio Commentary	5
Top Ten Holdings	7
Top Five Industries	7
Types of Investments in Portfolio	7

Vista

Performance	8
Portfolio Commentary	10
Top Ten Holdings	12
Top Five Industries	12
Types of Investments in Portfolio	12

Shareholder Fee Examples	13

Financial Statements

Schedule of Investments	15
Statement of Assets and Liabilities	21
Statement of Operations	23
Statement of Changes in Net Assets	24
Notes to Financial Statements	25
Financial Highlights	33

Other Information

Additional Information	41
Index Definitions	42

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Greg Woodhams — Large Cap (far left) and Glenn Fogle — Mid & Small Cap, Chief Investment Officers, U.S. Growth Equity

Riding the Stock Market Roller Coaster

A dramatic shift in market sentiment buffeted the U.S. stock market during the six months ended April 30, 2009. The extreme pessimism that sent the equity market down sharply during the first four months of the period gave way to renewed optimism and a powerful market rally during the last seven weeks.

The pessimism that sank the stock market in late 2008 and early 2009 was brought on by a worsening economic downturn and continued distress in the financial sector. The U.S. economy sank into recession, contracting at an annual rate of more than 6% in both the fourth quarter of 2008 and the first quarter of 2009 as the unemployment rate hit a 26-year high and consumer spending slumped. In addition, the credit markets remained frozen, which contributed to growing losses and deteriorating balance sheets for many financial companies. As a result, the major stock indices finished 2008 with their worst quarter in 21 years and continued on a downward trajectory in the first two months of 2009.

However, the market bottomed in early March and staged a sharp rebound through the end of April as investor sentiment changed abruptly. Early signs of economic stabilization generated optimism about a possible recovery, and investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets. Despite their recent resurgence, though, most stocks still declined overall for the six-month period (see the table below).

Growth Stocks Outperformed

In this turbulent environment, growth stocks outpaced value issues by a considerable margin across all market capitalizations. Although it is not clear whether we are in the early stages of a growth-led market, we have conviction in the consistent execution of our investment strategies. Our portfolio managers and analysts continue to seek out the stocks of companies that possess improving fundamentals, reflecting our belief that long-term stock price movements follow growth in earnings, revenues, and cash flow.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	–7.39%	Russell 2000 Index (Small-Cap)	–8.40%
Russell 1000 Growth Index	–1.52%	Russell 2000 Growth Index	–3.77%
Russell 1000 Value Index	–13.27%	Russell 2000 Value Index	–12.60%
Russell Midcap Index	–1.64%	*Total returns for periods less than one year are not annualized.
Russell Midcap Growth Index	2.71%
Russell Midcap Value Index	–6.14%

2

Performance

Growth

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-2.25%	-31.14%	-0.44%	-2.43%	12.96%	6/30/71(2)
Russell 1000 Growth Index(3)	-1.52%	-31.57%	-2.39%	-4.40%	N/A(4)	—
Institutional Class	-2.20%	-30.99%	-0.24%	-2.23%	2.12%	6/16/97
Advisor Class	-2.37%	-31.32%	-0.69%	-2.69%	2.11%	6/4/97
R Class	-2.51%	-31.49%	-0.94%	N/A	0.37%	8/29/03
(1)	Total returns for periods less than one year are not annualized.
(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.
(3)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4) Benchmark began 12/29/78.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

One-Year Returns Over 10 Years
Periods ended April 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	32.16%	-27.72%	-15.05%	-16.33%	17.74%	4.99%	13.10%	11.49%	7.31%	-31.14%
Russell 1000
Growth Index	27.58%	-32.25%	-20.10%	-14.35%	21.65%	0.40%	15.18%	12.25%	-0.23%	-31.57%

Total Annual Fund Operating Expenses
Investor Class		Institutional Class			Advisor Class				R Class
1.00%			0.80%			1.25%			1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Portfolio Commentary

Growth

Portfolio Managers: Greg Woodhams and Prescott LeGard

Performance Summary

Growth declined –2.25%* during the six months ended April 30, 2009. By comparison, the Russell 1000 Growth Index (the fund’s benchmark) and Lipper Large-Cap Growth Funds category average were down –1.52% and –2.35%**, respectively. The portfolio’s long-term performance continued to exceed that of its benchmark and peer group average (see the previous page).

The portfolio declined during a volatile period that saw financial markets fall precipitously until early March, then rally sharply through the end of April. During that time, the portfolio’s energy holdings detracted most from performance on an absolute basis and relative to the Russell index. Consumer discretionary holdings were the leading contributors to both relative and absolute results.

Energy Led Detractors

Stock selection among energy shares hurt relative performance most, led by holdings in the oil, gas, and consumable fuels industry. These stocks were hampered by the decline in natural gas prices during the period. Investors also generally moved away from the higher-quality exploration and production (E&P) companies in which the portfolio held an overweight position, in favor of oil service companies and more highly levered E&P companies, in which the portfolio was underrepresented. Two of the top-10 detractors from relative results for the six months were Devon Energy (a position we eliminated) and EOG Resources. It also hurt to hold an underweight position in shares of Exxon Mobil.

Health Care Holdings Hurt

In health care, positioning in the pharmaceutical and health care equipment industries detracted most. The leading detractor in the sector was drug giant Schering-Plough, which was a takeover target of Merck and to which the portfolio had no exposure. Stock selection among medical equipment companies also hurt relative results due to overweight positions in Mettler-Toledo International, C.R. Bard, Becton Dickinson, and Intuitive Surgical. These generally defensive-oriented shares lagged in the rally since early March, and suffered from concerns that spending for medical equipment might slow along with the economy.

*	All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.
**	The Lipper Lage-Cap Growth Funds category average returns were –33.22%, –2.52%, and –3.27% for the one-, five-, and ten-year periods, ended April 30, 2009, respectively, and 9.21% since the fund’s inception.
5

Growth

Consumer Discretionary Led Contributors

The leading contribution to relative results came from positioning in the consumer discretionary sector, led by holdings in the multiline retail industry. The most significant contributor to relative results was Kohl’s, a mid-price retailer that gained market share despite the drop-off in consumer spending. The company also benefited from being one of the retailers best able to manage inventory in the challenging economic environment. Holding overweight positions in Target and Family Dollar Stores also contributed to performance compared with the benchmark.

Another group of contributors in the discretionary sector were auto parts retailers O’Reilly Automotive, Advance Auto Parts, and CarMax. In general, these companies benefited as the decline in new car sales meant an older fleet of vehicles on the road in need of maintenance. Auto component manufacturer BorgWarner also did well, as its prospects were bolstered by the need for more fuel-efficient and higher-performance engines.

Multinational corporation Marvell Technology Group, a semiconductor firm, was a top-five contributor as the company announced cost cuts and improving margins. Capital market company Morgan Stanley, another top-five contributor, benefited from strength in its mergers and acquisitions advisory business.

Outlook

Regardless of the economic environment, the Growth team remains focused on investing in companies exhibiting improving fundamentals and an ability to sustain that improvement. It is the portfolio managers’ belief that owning such companies will generate outperformance over time versus the Russell 1000 Growth Index and the other funds in the large-growth peer group.

As a result, the portfolio’s sector and industry selection as well as capitalization range allocations are primarily a result of identifying what the managers believe to be superior individual securities. As of April 30, 2009, they found opportunity in the health care and consumer discretionary sectors, the portfolio’s two largest overweight positions. The most notable sector underweights were in industrial and information technology shares.

6

Growth

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Microsoft Corp.	3.7%	1.9%
Google, Inc., Class A	2.8%	2.3%
International Business Machines Corp.	2.7%	—
Apple, Inc.	2.7%	3.4%
QUALCOMM, Inc.	2.5%	2.8%
Coca-Cola Co. (The)	2.5%	2.8%
Oracle Corp.	2.4%	2.3%
Abbott Laboratories	2.1%	—
Cisco Systems, Inc.	2.0%	3.0%
Monsanto Co.	2.0%	2.2%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Software	6.9%	6.7%
Health Care Equipment & Supplies	6.1%	8.1%
Computers & Peripherals	5.9%	4.5%
Communications Equipment	5.7%	5.7%
Semiconductors & Semiconductor Equipment	4.9%	5.3%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Common Stocks	99.8%	98.7%
Temporary Cash Investments	0.1%	1.3%
Other Assets and Liabilities	0.1%	—(1)
(1) Category is less than 0.05% of total net assets.

7

Performance

Vista

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-9.65%	-41.87%	-1.33%	5.09%	8.23%	11/25/83
Russell Midcap Growth Index(2)	2.71%	-35.66%	-0.76%	0.02%	N/A(3)	—
Institutional Class	-9.51%	-41.75%	-1.13%	5.28%	2.81%	11/14/96
Advisor Class	-9.76%	-42.00%	-1.58%	4.84%	1.77%	10/2/96
R Class	-9.90%	-42.17%	—	—	-5.84%	7/29/05
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3) Benchmark began 12/31/85.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

8

One-Year Returns Over 10 Years
Periods ended April 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	125.22%	-22.00%	-15.93%	-17.07%	43.43%	2.10%	31.13%	8.17%	11.11%	-41.87%
Russell Midcap
Growth Index	53.02%	-29.47%	-15.01%	-16.67%	36.14%	7.05%	28.27%	11.13%	-1.93%	-35.66%

Total Annual Fund Operating Expenses
Investor Class		Institutional Class			Advisor Class				R Class
1.00%			0.80%			1.25%			1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

9

Portfolio Commentary
Vista

Portfolio Managers: Glenn Fogle and Brad Eixmann

Performance Summary

Vista declined –9.65%* for the six months ended April 30, 2009, under-performing the +2.71% return of its benchmark, the Russell Midcap Growth Index.

As discussed in the Market Perspective on page 2, equity markets continued to struggle during the reporting period amid extreme volatility, ongoing financial crisis, and recession. In this environment, mid-cap stocks outpaced their large- and small-cap counterparts, and growth-oriented shares outperformed value stocks.

Within the portfolio, security selection in the industrials and consumer discretionary sectors accounted for the majority of underperformance relative to the benchmark. Holdings in the health care and financials sectors further detracted from relative returns. Effective stock selection and an underweight allocation to the utilities sector benefited relative performance, as did stock selection in the telecommunications services sector.

Industrials Detracted

Within the industrials sector, the portfolio held an overweight stake in the airlines industry. This allocation hurt absolute and relative performance as the group experienced shrinking demand during the reporting period. Within the industry, an overweight position in Alaska Air Group, Inc. weighed meaningfully on relative returns as the company’s share price fell 32%.

Elsewhere in the industrials sector, Vista maintained positions in railroad companies, including non-benchmark stock Union Pacific. This industry has experienced improving fundamentals as higher fuel prices created an advantage for the more fuel efficient railroads versus trucking companies, and as coal shipments continued to increase. During the reporting period, though, these positions detracted from absolute and relative returns.

Consumer Discretionary Lagged, but Some Holdings Helped

Stock selection in the consumer discretionary sector hindered absolute and relative performance. Here, Vista held a number of detrimental positions within the specialty retail industry. Clothing chain Children’s Place Retail Stores, Inc., a non-benchmark stock, was among several retailers that detracted from relative portfolio performance.

Elsewhere in the consumer discretionary sector, an overweight stake in private education company ITT Educational Services helped both absolute and relative performance. The company benefited from expanding student enrollments as a result of corporate layoffs and fewer job opportunities. Experiencing a 15% share price gain, ITT was the largest contributor to relative returns.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

10

Vista

Health Care, Financials Hurt

The health care sector was also a source of underperformance. Within the sector, stakes in health care providers weighed on absolute and relative performance. In particular, a position in UnitedHealth Group, which is not a constituent of the benchmark, hurt returns as its share price under-performed. Also in the health care sector, holdings in the biotechnology industry dragged down relative returns.

In the financials sector, stock selection in the capital markets industry detracted from Vista’s returns relative to the benchmark. An overweight stake in the insurance and commercial bank industries further hurt relative performance.

Utilities, Telecommunications Services Helped

An underweight allocation to the utilities sector benefited returns. Within the sector, Vista avoided the independent power producer and electric utility industries altogether, boosting relative performance as these industry groups detracted from benchmark returns.

An overweight stake in the telecommunications services sector reflected an ongoing focus on the wireless telecommunications industry. In particular, a large overweight stake in SBA Communications contributed to absolute and relative performance as the company’s share price gained 20% for the reporting period.

Outlook

Our investment process focuses on medium-sized and smaller companies with accelerating earnings growth rates and share-price momentum. We believe that active investing in such companies will generate outperformance over time compared with the Russell Midcap Growth Index.

In recent months, shares of companies with plunging profits have outperformed those with rising sales and earnings growth. In the aggregate, investors sold shares that had performed the best through the bear market to buy the ones that had fallen the hardest. The near term is dominated by uncertainty and volatility of historic proportions. However, over time we expect the global economy to recover and growth to resume, even if at a somewhat slower pace. When normality eventually returns, we remain confident that companies delivering accelerating growth accompanied by strong price momentum will provide above-average gains to patient investors.

11

Vista

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
SBA Communications Corp., Class A	3.2%	2.5%
Quanta Services, Inc.	2.4%	2.2%
Petrohawk Energy Corp.	2.3%	2.0%
Family Dollar Stores, Inc.	2.1%	1.2%
Dollar Tree, Inc.	2.0%	3.1%
Fidelity National Financial, Inc., Class A	1.9%	—
American Tower Corp., Class A	1.9%	0.7%
Crown Holdings, Inc.	1.8%	1.4%
Monsanto Co.	1.8%	1.9%
Syngenta AG	1.8%	1.1%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Software	8.2%	3.6%
Semiconductors & Semiconductor Equipment	7.6%	3.1%
Specialty Retail	7.5%	7.4%
Chemicals	6.9%	3.0%
Wireless Telecommunication Services	6.6%	4.1%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	87.5%	91.7%
Foreign Common Stocks(1)	10.4%	6.3%
Total Common Stocks	97.9%	98.0%
Temporary Cash Investments	1.0%	2.1%
Other Assets and Liabilities	1.1%	(0.1)%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

12

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	11/1/08	4/30/09	11/1/08 - 4/30/09	Expense Ratio(1)
Growth
Actual
Investor Class	$1,000	$977.50	$4.90	1.00%
Institutional Class	$1,000	$978.00	$3.92	0.80%
Advisor Class	$1,000	$976.30	$6.13	1.25%
R Class	$1,000	$974.90	$7.35	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
Advisor Class	$1,000	$1,018.60	$6.26	1.25%
R Class	$1,000	$1,017.36	$7.50	1.50%
Vista
Actual
Investor Class	$1,000	$903.50	$4.72	1.00%
Institutional Class	$1,000	$904.90	$3.78	0.80%
Advisor Class	$1,000	$902.40	$5.90	1.25%
R Class	$1,000	$901.00	$7.07	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
Advisor Class	$1,000	$1,018.60	$6.26	1.25%
R Class	$1,000	$1,017.36	$7.50	1.50%
(1) Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

14

Schedule of Investments
Growth

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.8%			CONSUMER FINANCE — 1.1%
AEROSPACE & DEFENSE — 3.1%			American Express Co.	1,340,600	$ 33,809,932
Honeywell International, Inc.	919,300	$ 28,691,353	DIVERSIFIED FINANCIAL SERVICES — 0.9%
Raytheon Co.	1,239,500	56,062,585	IntercontinentalExchange,
			Inc.(1)	304,400	26,665,440
Rockwell Collins, Inc.	357,800	13,721,630	DIVERSIFIED TELECOMMUNICATION
		98,475,568	SERVICES — 0.3%
AIR FREIGHT & LOGISTICS — 0.6%			CenturyTel, Inc.	367,000	9,964,050
United Parcel Service, Inc.,			ELECTRIC UTILITIES — 1.3%
Class B	347,000	18,161,980	FPL Group, Inc.	753,800	40,546,902
AUTO COMPONENTS — 1.5%			ELECTRICAL EQUIPMENT — 0.4%
BorgWarner, Inc.	1,580,800	45,764,160	Cooper Industries Ltd.,
BEVERAGES — 4.1%			Class A	348,700	11,433,873
Coca-Cola Co. (The)	1,784,700	76,831,335	ELECTRONIC EQUIPMENT, INSTRUMENTS
PepsiCo, Inc.	1,018,300	50,670,608	& COMPONENTS — 0.2%
		127,501,943	Arrow Electronics, Inc.(1)	297,800	6,771,972
BIOTECHNOLOGY — 2.0%			ENERGY EQUIPMENT & SERVICES — 2.8%
Alexion			Baker Hughes, Inc.	213,900	7,610,562
Pharmaceuticals, Inc.(1)	473,400	15,821,028	Noble Corp.	1,022,100	27,933,993
Amgen, Inc.(1)	324,300	15,718,821	Schlumberger Ltd.	853,400	41,808,066
Gilead Sciences, Inc.(1)	659,300	30,195,940	Transocean Ltd.(1)	155,500	10,493,140
		61,735,789			87,845,761
CAPITAL MARKETS — 1.6%			FOOD & STAPLES RETAILING — 3.4%
Goldman Sachs			Walgreen Co.	1,920,400	60,358,172
Group, Inc. (The)	227,800	29,272,300	Wal-Mart Stores, Inc.	912,800	46,005,120
Northern Trust Corp.	390,900	21,249,324			106,363,292
		50,521,624	FOOD PRODUCTS — 2.2%
CHEMICALS — 3.7%			General Mills, Inc.	386,400	19,586,616
Celanese Corp., Class A	1,556,300	32,433,292	Kellogg Co.	689,200	29,022,212
Monsanto Co.	725,000	61,545,250	Nestle SA	659,300	21,580,977
Mosaic Co. (The)	575,500	23,278,975			70,189,805
		117,257,517	HEALTH CARE EQUIPMENT & SUPPLIES — 6.1%
COMMERCIAL BANKS — 0.2%			Alcon, Inc.	122,000	11,225,220
Wells Fargo & Co.	363,000	7,263,630	Baxter International, Inc.	742,200	35,996,700
COMMUNICATIONS EQUIPMENT — 5.7%			Becton, Dickinson & Co.	524,200	31,703,616
Cisco Systems, Inc.(1)	3,242,900	62,652,828
			C.R. Bard, Inc.	295,800	21,188,154
F5 Networks, Inc.(1)	519,200	14,158,584	DENTSPLY International, Inc.	272,600	7,801,812
QUALCOMM, Inc.	1,859,300	78,685,576	Edwards
Research In Motion Ltd.(1)	339,600	23,602,200	Lifesciences Corp.(1)	214,200	13,575,996
		179,099,188	Gen-Probe, Inc.(1)	312,900	15,069,264
COMPUTERS & PERIPHERALS — 5.9%			Intuitive Surgical, Inc.(1)	73,000	10,492,290
Apple, Inc.(1)	670,300	84,343,849	Kinetic Concepts, Inc.(1)	295,300	7,311,628
EMC Corp.(1)	1,907,500	23,900,975	Medtronic, Inc.	808,300	25,865,600
Hewlett-Packard Co.	1,330,200	47,860,596	Mettler-Toledo
NetApp, Inc.(1)	1,092,700	19,996,410	International, Inc.(1)	150,600	9,281,478
Western Digital Corp.(1)	353,700	8,319,024			189,511,758
		184,420,854

15

Growth

	Shares	Value		Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.2%			MEDIA — 1.5%
CIGNA Corp.	339,000	$ 6,681,690	DIRECTV Group, Inc. (The)1)	1,265,300	$ 31,290,869
Express Scripts, Inc.(1)	682,900	43,685,113	Scripps Networks
UnitedHealth Group, Inc.	745,400	17,531,808	Interactive, Inc., Class A	612,500	16,807,000
		67,898,611			48,097,869
HOTELS, RESTAURANTS & LEISURE — 0.3%			METALS & MINING — 0.5%
Chipotle Mexican Grill, Inc.,			Newmont Mining Corp.	383,700	15,440,088
Class A(1)	109,300	8,863,137	MULTILINE RETAIL — 3.2%
HOUSEHOLD DURABLES — 1.4%			Kohl’s Corp.(1)	906,000	41,087,100
KB Home	1,375,400	24,853,478	Target Corp.	1,429,700	58,989,422
Mohawk Industries, Inc.(1)	394,200	18,649,602			100,076,522
		43,503,080	MULTI-UTILITIES — 0.3%
HOUSEHOLD PRODUCTS — 1.3%			Sempra Energy	194,700	8,960,094
Procter & Gamble Co. (The)	839,700	41,514,768	OIL, GAS & CONSUMABLE FUELS — 4.4%
INDUSTRIAL CONGLOMERATES — 1.6%			Apache Corp.	219,100	15,963,626
3M Co.	867,500	49,968,000	EOG Resources, Inc.	580,700	36,862,836
INSURANCE — 0.7%			Exxon Mobil Corp.	603,700	40,248,679
Aflac, Inc.	623,800	18,021,582	Occidental Petroleum Corp.	528,200	29,732,378
Chubb Corp. (The)	104,200	4,058,590	Quicksilver Resources, Inc.(1)	1,805,700	14,680,341
		22,080,172			137,487,860
INTERNET & CATALOG RETAIL — 0.5%			PERSONAL PRODUCTS — 0.6%
Amazon.com, Inc.(1)	199,200	16,039,584	Estee Lauder Cos., Inc.
INTERNET SOFTWARE & SERVICES — 3.2%			(The), Class A	263,700	7,884,630
Akamai Technologies, Inc.(1)	663,500	14,610,270	Mead Johnson Nutrition Co.,
			Class A(1)	365,400	10,322,550
Google, Inc., Class A(1)	219,000	86,717,430			18,207,180
		101,327,700	PHARMACEUTICALS — 2.6%
IT SERVICES — 4.5%			Abbott Laboratories	1,573,000	65,830,050
Global Payments, Inc.	618,300	19,822,698	Novo Nordisk A/S B Shares	318,200	15,232,046
International Business
Machines Corp.	827,500	85,406,275			81,062,096
Visa, Inc., Class A	564,800	36,689,408	REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
		141,918,381	Digital Realty Trust, Inc.	503,000	18,113,030
LIFE SCIENCES TOOLS & SERVICES — 1.0%			ROAD & RAIL — 1.6%
Illumina, Inc.(1)	175,700	6,562,395	Union Pacific Corp.	1,000,300	49,154,742
QIAGEN NV(1)	483,100	7,961,488	SEMICONDUCTORS & SEMICONDUCTOR
			EQUIPMENT — 4.9%
Thermo Fisher			Altera Corp.	720,400	11,749,724
Scientific, Inc.(1)	514,100	18,034,628
		32,558,511	Applied Materials, Inc.	1,857,000	22,673,970
			Broadcom Corp., Class A(1)	1,091,400	25,309,566
MACHINERY — 3.3%
Illinois Tool Works, Inc.	837,700	27,476,560	Intel Corp.	1,278,900	20,181,042
Navistar			Intersil Corp., Class A	649,100	7,529,560
International Corp.(1)	848,900	32,088,420	Linear Technology Corp.	498,500	10,857,330
PACCAR, Inc.	474,600	16,819,824	Marvell Technology
			Group Ltd.(1)	2,234,200	24,531,516
Valmont Industries, Inc.	396,700	25,301,526
			NVIDIA Corp.(1)	706,500	8,110,620
		101,686,330
			Xilinx, Inc.	1,023,300	20,916,252
					151,859,580

16

Growth

	Shares	Value		Shares	Value
SOFTWARE — 6.9%			Temporary Cash Investments — 0.1%
Activision Blizzard, Inc.(1)	1,175,600	$ 12,661,212	JPMorgan U.S. Treasury
Check Point Software			Plus Money Market Fund
Technologies Ltd.(1)	93,200	2,159,444	Agency Shares	9,947	$ 9,947
Microsoft Corp.	5,691,700	115,313,842	Repurchase Agreement, Goldman Sachs
Oracle Corp.	3,816,400	73,809,176	Group, Inc. (The), (collateralized by various
			U.S. Treasury obligations, 4.75%, 2/15/37,
salesforce.com, inc.(1)	270,300	11,571,543	valued at $1,425,448), in a joint trading
		215,515,217	account at 0.08%, dated 4/30/09, due
SPECIALTY RETAIL — 3.4%			5/1/09 (Delivery value $1,400,003)		1,400,000
Advance Auto Parts, Inc.	137,600	6,020,000	TOTAL TEMPORARY
			CASH INVESTMENTS
CarMax, Inc.(1)	1,376,500	17,564,140	(Cost $1,409,947)		1,409,947
Chico’s FAS, Inc.(1)	995,400	7,604,856	TOTAL INVESTMENT
J. Crew Group, Inc.(1)	878,000	15,110,380	SECURITIES — 99.9%
Lowe’s Cos., Inc.	1,730,800	37,212,200	(Cost $3,267,266,147)		3,121,272,622
O’Reilly Automotive, Inc.(1)	597,800	23,224,530	OTHER ASSETS
			AND LIABILITIES — 0.1%		4,402,699
		106,736,106	TOTAL NET ASSETS — 100.0%	$3,125,675,321
TEXTILES, APPAREL & LUXURY GOODS — 0.4%
Polo Ralph Lauren Corp.	257,600	13,869,184
TRADING COMPANIES & DISTRIBUTORS — 0.2%
WESCO International, Inc.(1)	231,600	6,021,600
WIRELESS TELECOMMUNICATION SERVICES — 1.6%
American Tower Corp.,
Class A(1)	1,212,100	38,496,296
MetroPCS
Communications, Inc.(1)	591,100	10,101,899
		48,598,195
TOTAL COMMON STOCKS
(Cost $3,265,856,200)		3,119,862,675

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
20,127,110	CHF for USD	5/29/09	$17,639,629	$ (48,615)
68,603,920	DKK for USD	5/29/09	12,178,248	(143,317)
			$29,817,877	$(191,932)
(Value on Settlement Date $29,625,945)

Notes to Schedule of Investments
CHF = Swiss Franc
DKK = Danish Krone
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

17

Vista

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 97.9%			DIVERSIFIED — 3.1%
			iShares Russell 2000
AUTO COMPONENTS — 0.5%			Index Fund	434,000	$ 21,057,680
Autoliv, Inc.	440,000	$ 10,854,800	Midcap SPDR Trust Series 1	208,000	21,161,920
AUTOMOBILES — 0.6%			PowerShares QQQ	635,000	21,767,800
Harley-Davidson, Inc.	538,000	11,922,080			63,987,400
BIOTECHNOLOGY — 0.9%			DIVERSIFIED CONSUMER SERVICES — 2.7%
Alexion			Career Education Corp.(1)	976,000	21,511,040
Pharmaceuticals, Inc.(1)	589,000	19,684,380
CAPITAL MARKETS — 3.5%			Corinthian Colleges, Inc.(1)	1,575,793	24,267,212
Greenhill & Co., Inc.	88,000	6,822,640	ITT Educational
			Services, Inc.(1)	101,000	10,177,770
Janus Capital Group, Inc.	1,148,000	11,514,440
					55,956,022
Jefferies Group, Inc.	576,000	11,272,320
			DIVERSIFIED FINANCIAL SERVICES — 1.2%
Lazard Ltd., Class A	469,000	12,803,700
			CME Group, Inc.	46,000	10,182,100
Morgan Stanley	452,000	10,685,280
			IntercontinentalExchange,
TD Ameritrade			Inc.(1)	177,000	15,505,200
Holding Corp.(1)	669,000	10,643,790
					25,687,300
Waddell & Reed
Financial, Inc., Class A	467,000	10,465,470	ELECTRONIC EQUIPMENT, INSTRUMENTS
			& COMPONENTS — 1.0%
		74,207,640
			AU Optronics Corp. ADR	977,000	10,600,450
CHEMICALS — 6.9%
			LG Display Co., Ltd.	415,000	10,124,318
Agrium, Inc.	280,000	12,045,600
			LG Display Co., Ltd. ADR	38,917	478,290
CF Industries Holdings, Inc.	207,000	14,914,350
					21,203,058
Monsanto Co.	451,000	38,285,390
			ENERGY EQUIPMENT & SERVICES — 0.6%
Mosaic Co. (The)	258,000	10,436,100
			Weatherford
Scotts Miracle-Gro Co.			International Ltd.(1)	762,000	12,672,060
(The), Class A	687,000	23,199,990
			HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Syngenta AG	172,000	36,921,190
			Edwards
Terra Industries, Inc.	347,000	9,195,500	Lifesciences Corp.(1)	330,000	20,915,400
		144,998,120	St. Jude Medical, Inc.(1)	430,000	14,413,600
COMMERCIAL SERVICES & SUPPLIES — 0.5%					35,329,000
Tetra Tech, Inc.(1)	424,000	10,413,440	HEALTH CARE PROVIDERS & SERVICES — 5.3%
COMMUNICATIONS EQUIPMENT — 0.9%			Express Scripts, Inc.(1)	510,000	32,624,700
Corning, Inc.	1,314,000	19,210,680	Medco Health
COMPUTERS & PERIPHERALS — 0.5%			Solutions, Inc.(1)	601,000	26,173,550
Western Digital Corp.(1)	468,000	11,007,360	Omnicare, Inc.	1,214,000	31,211,940
CONSTRUCTION & ENGINEERING — 6.0%			UnitedHealth Group, Inc.	897,000	21,097,440
AECOM Technology Corp.(1)	1,355,000	34,864,150			111,107,630
Quanta Services, Inc.(1)	2,166,000	49,233,180	HOTELS, RESTAURANTS & LEISURE — 3.9%
Shaw Group, Inc. (The)(1)	712,000	23,873,360	Brinker International, Inc.	1,456,000	25,800,320
URS Corp.(1)	382,000	16,830,920	Darden Restaurants, Inc.	422,000	15,601,340
		124,801,610	Jack in the Box, Inc.(1)	408,000	10,032,720
CONTAINERS & PACKAGING — 1.8%			Penn National
			Gaming, Inc.(1)	576,000	19,595,520
Crown Holdings, Inc.(1)	1,747,000	38,521,350
			WMS Industries, Inc.(1)	335,000	10,756,850
					81,786,750

18

Vista

	Shares	Value		Shares	Value
HOUSEHOLD DURABLES — 2.6%			PHARMACEUTICALS — 0.9%
KB Home	1,175,000	$ 21,232,250	Mylan, Inc.(1)	1,447,000	$ 19,172,750
M.D.C. Holdings, Inc.	153,000	5,229,540	SEMICONDUCTORS & SEMICONDUCTOR
NVR, Inc.(1)	21,000	10,612,770	EQUIPMENT — 7.6%
Pulte Homes, Inc.	597,000	6,871,470	Altera Corp.	1,323,000	21,578,130
Toll Brothers, Inc.(1)	518,000	10,494,680	ASML Holding NV
			New York Shares	519,000	10,976,850
		54,440,710
			Broadcom Corp., Class A(1)	1,305,000	30,262,950
INSURANCE — 1.9%
			Marvell Technology
Fidelity National Financial,			Group Ltd.(1)	1,060,000	11,638,800
Inc., Class A	2,216,000	40,176,080
			Microsemi Corp.(1)	1,795,000	24,088,900
INTERNET & CATALOG RETAIL — 1.0%
			PMC - Sierra, Inc.(1)	2,917,000	23,102,640
Netflix, Inc.(1)	470,000	21,295,700
			Semtech Corp.(1)	723,000	10,425,660
INTERNET SOFTWARE & SERVICES — 3.8%
			Silicon Laboratories, Inc.(1)	501,000	16,663,260
Digital River, Inc.(1)	329,000	12,640,180
Equinix, Inc.(1)	336,000	23,597,280	Xilinx, Inc.	469,000	9,586,360
NetEase.com, Inc. ADR(1)	948,000	28,610,640			158,323,550

Open Text Corp.(1)	426,000	13,985,580	SOFTWARE — 8.2%
			BMC Software, Inc.(1)	596,000	20,663,320
		78,833,680
			Cerner Corp.(1)	346,000	18,614,800
MEDIA — 1.1%
DIRECTV Group, Inc. (The)(1)	894,000	22,108,620	Macrovision
			Solutions Corp.(1)	1,451,000	29,339,220
METALS & MINING — 2.3%			McAfee, Inc.(1)	853,530	32,041,516
Agnico-Eagle Mines Ltd.	355,000	15,659,050	Quest Software, Inc.(1)	784,000	11,391,520
AK Steel Holding Corp.	395,281	5,142,606	Shanda Interactive
Freeport-McMoRan			Entertainment Ltd. ADR(1)	677,000	32,380,910
Copper & Gold, Inc.	373,000	15,908,450
			Symantec Corp.(1)	1,616,000	27,876,000
Kinross Gold Corp.	694,000	10,722,300
		47,432,406			172,307,286
MULTILINE RETAIL — 4.9%			SPECIALTY RETAIL — 7.5%
			Advance Auto Parts, Inc.	611,000	26,731,250
Big Lots, Inc.(1)	635,000	17,551,400
			Aeropostale, Inc.(1)	624,000	21,197,280
Dollar Tree, Inc.(1)	965,000	40,858,100
			AutoZone, Inc.(1)	59,000	9,817,010
Family Dollar Stores, Inc.	1,298,000	43,080,620
			Bed Bath & Beyond, Inc.(1)	169,000	5,140,980
		101,490,120
OIL, GAS & CONSUMABLE FUELS — 6.5%			Best Buy Co., Inc.	272,000	10,439,360
			O’Reilly Automotive, Inc.(1)	713,000	27,700,050
Continental
Resources, Inc.(1)	272,000	6,351,200	PetSmart, Inc.	522,000	11,943,360
Denbury Resources, Inc.(1)	1,270,000	20,675,600	Ross Stores, Inc.	835,977	31,716,967
Hess Corp.	186,000	10,190,940	TJX Cos., Inc. (The)	413,000	11,551,610
Occidental Petroleum Corp.	182,000	10,244,780			156,237,867
Petrohawk Energy Corp.(1)	1,999,000	47,176,400	TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Range Resources Corp.	387,000	15,468,390	Coach, Inc.(1)	462,000	11,319,000
Southwestern Energy Co.(1)	467,000	16,746,620	WATER UTILITIES — 0.9%
Ultra Petroleum Corp.(1)	230,000	9,844,000	Aqua America, Inc.	1,066,203	19,564,825
		136,697,930

19

Vista

	Shares	Value	Geographic Diversification
WIRELESS TELECOMMUNICATION SERVICES — 6.6%			(as a % of net assets)
American Tower Corp.,			United States	87.5%
Class A(1)	1,262,000	$ 40,081,120
Leap Wireless			People’s Republic of China	2.9%
International, Inc.(1)	264,000	9,522,480	Canada	2.5%
MetroPCS			Switzerland	1.8%
Communications, Inc.(1)	1,185,000	20,251,650	Bermuda	1.2%
SBA Communications Corp.,			Netherlands	0.5%
Class A(1)	2,683,000	67,611,600
		137,466,850	Sweden	0.5%
TOTAL COMMON STOCKS			South Korea	0.5%
(Cost $1,872,294,276)		2,050,218,054	Taiwan (Republic of China)	0.5%
Temporary Cash Investments — 1.0%			Cash and Equivalents*	2.1%
JPMorgan U.S. Treasury			*Includes temporary cash investments and other assets and liabilities.
Plus Money Market Fund
Agency Shares	16,300	16,300
Repurchase Agreement, Bank of America
Securities, LLC, (collateralized by various
U.S. Treasury obligations, 4.75%, 2/28/11,
valued at $20,911,060), in a joint trading
account at 0.12%, dated 4/30/09, due
5/1/09 (Delivery value $20,500,068)		20,500,000
TOTAL TEMPORARY
CASH INVESTMENTS
(Cost $20,516,300)		20,516,300
TOTAL INVESTMENT
SECURITIES — 98.9%
(Cost $1,892,810,576)		2,070,734,354
OTHER ASSETS
AND LIABILITIES — 1.1%		23,348,219
TOTAL NET ASSETS — 100.0%		$2,094,082,573

Forward Foreign Currency Exchange Contracts
Contracts to Sell	Settlement Date	Value	Unrealized Gain (Loss)
37,647,360 CHF for USD	5/29/09	$32,994,576	$(90,934)
(Value on Settlement Date $32,903,642)

Notes to Schedule of Investments
ADR = American Depositary Receipt
CHF = Swiss Franc
SPDR = Standard & Poor’s Depositary Receipts
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
	Growth	Vista
Assets
Investment securities, at value (cost of $3,267,266,147 and $1,892,810,576, respectively)	$3,121,272,622	$2,070,734,354
Receivable for investments sold	49,899,695	41,173,751
Receivable for capital shares sold	2,459,712	2,047,963
Dividends and interest receivable	2,481,287	534,567
	3,176,113,316	2,114,490,635

Liabilities
Payable for investments purchased	43,615,132	15,024,866
Payable for capital shares redeemed	4,172,929	3,579,743
Payable for forward foreign currency exchange contracts	191,932	90,934
Accrued management fees	2,426,021	1,657,364
Distribution and service fees payable	31,981	55,155
	50,437,995	20,408,062

Net Assets	$3,125,675,321	$2,094,082,573

See Notes to Financial Statements.

21

APRIL 30, 2009 (UNAUDITED)
	Growth	Vista
Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,016,879,690	$2,845,115,849
Accumulated undistributed net investment income (loss)	8,482,580	(3,174,610)
Accumulated net realized loss on investment
and foreign currency transactions	(753,513,293)	(925,674,469)
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies	(146,173,656)	177,815,803
	$3,125,675,321	$2,094,082,573

Investor Class, $0.01 Par Value
Net assets	$2,658,967,286	$1,612,744,487
Shares outstanding	154,624,385	143,669,331
Net asset value per share	$17.20	$11.23

Institutional Class, $0.01 Par Value
Net assets	$310,691,969	$222,319,122
Shares outstanding	17,918,147	19,320,815
Net asset value per share	$17.34	$11.51

Advisor Class, $0.01 Par Value
Net assets	$151,118,021	$242,545,805
Shares outstanding	8,926,518	22,239,110
Net asset value per share	$16.93	$10.91

R Class, $0.01 Par Value
Net assets	$4,898,045	$16,473,159
Shares outstanding	289,648	1,496,438
Net asset value per share	$16.91	$11.01

See Notes to Financial Statements.

22

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
	Growth	Vista
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $216,139 and $59,358, respectively)	$ 23,497,280	$ 7,396,302
Interest	16,936	29,021
	23,514,216	7,425,323

Expenses:
Management fees	13,882,775	9,731,558
Distribution and service fees:
Advisor Class	169,334	282,039
R Class	9,204	32,009
Directors’ fees and expenses	53,868	40,715
Other expenses	3,129	3,127
	14,118,310	10,089,448

Net investment income (loss)	9,395,906	(2,664,125)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(419,687,670)	(620,096,747)
Futures transactions	(530,166)	—
Foreign currency transactions	136,102	733,991
	(420,081,734)	(619,362,756)

Change in net unrealized appreciation (depreciation) on:
Investments	349,274,592	395,847,807
Translation of assets and liabilities in foreign currencies	(1,508,324)	(599,060)
	347,766,268	395,248,747

Net realized and unrealized gain (loss)	(72,315,466)	(224,114,009)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(62,919,560)	$(226,778,134)

See Notes to Financial Statements.

23

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
	Growth		Vista
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 9,395,906	$ 6,649,546	$ (2,664,125)	$ (18,382,516)
Net realized gain (loss)	(420,081,734)	(154,385,227)	(619,362,756)	(295,184,270)
Change in net unrealized appreciation
(depreciation)	347,766,268	(1,415,699,398)	395,248,747	(1,398,403,493)
Net increase (decrease) in net assets
resulting from operations	(62,919,560)	(1,563,435,079)	(226,778,134)	(1,711,970,279)

Distributions to Shareholders
From net investment income:
Investor Class	(12,789,814)	(5,142,411)	—	—
Institutional Class	(2,136,538)	(895,366)	—	—
Advisor Class	(370,767)	—	—	—
R Class	(790)	—	—	—
From net realized gains:
Investor Class	—	—	—	(254,880,472)
Institutional Class	—	—	—	(21,928,910)
Advisor Class	—	—	—	(35,302,295)
R Class	—	—	—	(388,974)
Decrease in net assets from distributions	(15,297,909)	(6,037,777)	—	(312,500,651)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	155,607,946	(10,334,134)	12,865,586	766,730,513

Net increase (decrease) in net assets	77,390,477	(1,579,806,990)	(213,912,548)	(1,257,740,417)

Net Assets
Beginning of period	3,048,284,844	4,628,091,834	2,307,995,121	3,565,735,538
End of period	$3,125,675,321	$3,048,284,844	$2,094,082,573	$ 2,307,995,121

Accumulated undistributed
net investment income (loss)	$8,482,580	$14,384,583	$(3,174,610)	$(510,485)

See Notes to Financial Statements.

24

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Growth Fund (Growth) and Vista Fund (Vista) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds’ investment objective is to seek long-term capital growth. The funds pursue this objective by investing primarily in equity securities. Growth generally invests in larger-sized companies that management believes will increase in value but may purchase companies of any size. Vista generally invests in companies that are medium-sized and smaller at the time of purchase that management believes will increase in value. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. Prior to December 3, 2007, the funds were authorized to issue the C Class (see Note 10). The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

25

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Exchange Traded Funds — The funds may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Forward Foreign Currency Exchange Contracts — The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds’ exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

Futures Contracts — The funds may enter into futures contracts in order to manage the fund’s exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

26

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

27

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for Growth ranges from 0.80% to 1.00% for the Investor Class, Advisor Class and R Class. The annual management fee schedule for Vista is 1.00% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range for the funds. The effective annual management fee for each class of each fund for the six months ended April 30, 2009, was as follows:

	Growth	Vista
Investor	1.00%	1.00%
Institutional	0.80%	0.80%
Advisor	1.00%	1.00%
R	1.00%	1.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2009, are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The funds may invest in mutual funds, exchange traded funds, and business development companies (the acquired funds). Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. Growth has a securities lending agreement with JPMCB. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

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3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended
April 30, 2009, were as follows:

	Growth		Vista
Purchases	$1,872,974,086		$1,908,864,738
Proceeds from sales	$1,688,768,864		$1,893,970,039

4. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount

Growth
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	17,833,559	$284,905,097	12,836,527	$300,950,250
Issued in reinvestment of distributions	719,542	11,275,229	177,027	4,567,294
Redeemed	(11,861,246)	(185,894,334)	(19,382,053)	(453,420,723)
	6,691,855	110,285,992	(6,368,499)	(147,903,179)
Institutional Class/Shares Authorized	150,000,000		150,000,000
Sold	6,123,558	97,889,537	9,611,676	230,187,708
Issued in reinvestment of distributions	135,395	2,136,538	34,450	895,366
Redeemed	(4,371,677)	(68,965,192)	(4,148,451)	(99,365,649)
	1,887,276	31,060,883	5,497,675	131,717,425
Advisor Class/Shares Authorized	310,000,000		310,000,000
Sold	2,524,937	39,313,862	2,322,369	51,515,155
Issued in reinvestment of distributions	22,056	340,539	—	—
Issued in connection with reclassification
(Note 10)	—	—	61,986	1,519,904
Redeemed	(1,751,485)	(26,979,276)	(2,098,624)	(47,812,210)
	795,508	12,675,125	285,731	5,222,849
C Class/Shares Authorized	N/A		N/A
Sold			117	2,858
Issued in connection with reclassification
(Note 10)			(61,986)	(1,519,904)
Redeemed			(1,377)	(32,865)
			(63,246)	(1,549,911)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	125,860	1,962,372	138,140	3,100,669
Issued in reinvestment of distributions	39	604	—	—
Redeemed	(25,268)	(377,030)	(39,513)	(921,987)
	100,631	1,585,946	98,627	2,178,682
Net increase (decrease)	9,475,270	$155,607,946	(549,712)	$ (10,334,134)

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	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount

Vista
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	13,358,573	$ 143,453,375	45,528,430	$848,307,407
Issued in reinvestment of distributions	—	—	10,942,528	228,589,393
Redeemed	(14,600,571)	(154,123,878)	(32,057,988)	(575,840,072)
	(1,241,998)	(10,670,503)	24,412,970	501,056,728
Institutional Class/Shares Authorized	80,000,000		80,000,000
Sold	4,827,943	53,148,103	13,601,031	248,188,626
Issued in reinvestment of distributions	—	—	1,026,634	21,928,910
Redeemed	(4,266,797)	(46,423,427)	(6,162,698)	(116,233,467)
	561,146	6,724,676	8,464,967	153,884,069
Advisor Class/Shares Authorized	310,000,000		310,000,000
Sold	4,589,394	47,909,625	11,477,175	206,951,884
Issued in connection with reclassification
(Note 10)	—	—	298,623	6,537,776
Issued in reinvestment of distributions	—	—	1,717,908	34,993,776
Redeemed	(3,614,831)	(37,107,244)	(8,290,080)	(144,859,203)
	974,563	10,802,381	5,203,626	103,624,233
C Class/Shares Authorized	N/A		N/A
Sold			6,353	139,449
Issued in connection with reclassification
(Note 10)			(298,623)	(6,537,776)
Redeemed			(30,349)	(630,821)
			(322,619)	(7,029,148)
R Class/Shares Authorized	10,000,000		10,000,000
Sold	726,528	7,747,884	1,019,466	18,305,579
Issued in reinvestment of distributions	—	—	18,855	388,974
Redeemed	(165,084)	(1,738,852)	(203,365)	(3,499,922)
	561,444	6,009,032	834,956	15,194,631
Net increase (decrease)	855,155	$ 12,865,586	38,593,900	$766,730,513

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

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The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities and other financial instruments as of April 30, 2009:

	Value of	Unrealized Gain (Loss) on
Fund/Valuation Inputs	Investment Securities	Other Financial Instruments*

Growth
Level 1 – Quoted Prices	$3,083,059,599	—
Level 2 – Other Significant Observable Inputs	38,213,023	$(191,932)
Level 3 – Significant Unobservable Inputs	—	—
	$3,121,272,622	$(191,932)
Vista
Level 1 – Quoted Prices	$2,003,188,846	—
Level 2 – Other Significant Observable Inputs	67,545,508	$(90,934)
Level 3 – Significant Unobservable Inputs	—	—
	$2,070,734,354	$(90,934)
*Includes forward foreign currency exchange contracts.

6. Bank Line of Credit

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended April 30, 2009.

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the funds did not utilize the program.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

	Growth	Vista
Federal tax cost of investments	$3,306,523,165	$1,930,666,893
Gross tax appreciation of investments	$ 177,885,781	$207,907,216
Gross tax depreciation of investments	(363,136,324)	(67,839,755)
Net tax appreciation (depreciation) of investments	$(185,250,543)	$140,067,461

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, Growth and Vista had accumulated capital losses of $(291,938,371) and $(250,166,415), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers of $(168,744,439) and $(123,193,932) expire in 2010 and 2016, respectively, for Growth. The capital loss carryovers of $(250,166,415) expire in 2016 for Vista.

10. Corporate Event

On July 27, 2007, the C Class shareholders of each fund approved a reclassification of C Class shares into Advisor Class shares of that fund. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007. The reclassification was effective December 3, 2007.

11. Reorganization Plan

As of the close of business on May 29, 2009, Growth acquired all of the net assets of two funds issued by American Century World Mutual Funds, Inc., Life Sciences Fund (Life Sciences) and Technology Fund (Technology), pursuant to a plan of reorganization approved by the acquired funds’ shareholders on May 5, 2009. The plan of reorganization was approved by each fund’s Board of Directors. The surviving fund for the purposes of maintaining the financial statements and performance history in the post-reorganization is Growth.

12. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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Financial Highlights

Growth

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$17.69	$26.78	$21.99	$19.80	$18.43	$17.26
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.05	0.04	0.04	0.02	0.08	(0.01)
Net Realized and
Unrealized Gain (Loss)	(0.46)	(9.10)	4.76	2.26	1.30	1.18
Total From
Investment Operations	(0.41)	(9.06)	4.80	2.28	1.38	1.17
Distributions
From Net
Investment Income	(0.08)	(0.03)	(0.01)	(0.09)	(0.01)	—
Net Asset Value,
End of Period	$17.20	$17.69	$26.78	$21.99	$19.80	$18.43

Total Return(3)	(2.25)%	(33.86)%	21.86%	11.51%	7.47%	6.78%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.00%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	0.65%(4)	0.16%	0.15%	0.09%	0.38%	(0.07)%
Portfolio Turnover Rate	59%	129%	112%	127%	77%	131%
Net Assets, End of Period
(in millions)	$2,659	$2,617	$4,133	$3,946	$4,008	$4,176

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

33

Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$17.86	$27.03	$22.19	$19.98	$18.59	$17.38
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.07	0.08	0.09	0.06	0.11	0.02
Net Realized and
Unrealized Gain (Loss)	(0.47)	(9.17)	4.81	2.27	1.33	1.19
Total From
Investment Operations	(0.40)	(9.09)	4.90	2.33	1.44	1.21
Distributions
From Net
Investment Income	(0.12)	(0.08)	(0.06)	(0.12)	(0.05)	—
Net Asset Value,
End of Period	$17.34	$17.86	$27.03	$22.19	$19.98	$18.59

Total Return(3)	(2.20)%	(33.71)%	22.13%	11.70%	7.72%	6.96%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.80%(4)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	0.85%(4)	0.36%	0.35%	0.29%	0.58%	0.13%
Portfolio Turnover Rate	59%	129%	112%	127%	77%	131%
Net Assets, End of Period
(in thousands)	$310,692	$286,262	$284,695	$759,816	$689,983	$685,090

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

34

Growth

Advisor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$17.40	$26.36	$21.68	$19.53	$18.22	$17.11
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.03	(0.02)	(0.04)	(0.03)	0.02	(0.06)
Net Realized and
Unrealized Gain (Loss)	(0.46)	(8.94)	4.72	2.22	1.29	1.17
Total From
Investment Operations	(0.43)	(8.96)	4.68	2.19	1.31	1.11
Distributions
From Net
Investment Income	(0.04)	—	—	(0.04)	—	—
Net Asset Value,
End of Period	$16.93	$17.40	$26.36	$21.68	$19.53	$18.22

Total Return(3)	(2.37)%	(34.03)%	21.59%	11.23%	7.19%	6.49%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.25%(4)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	0.40%(4)	(0.09)%	(0.10)%	(0.16)%	0.13%	(0.32)%
Portfolio Turnover Rate	59%	129%	112%	127%	77%	131%
Net Assets, End of Period
(in thousands)	$151,118	$141,441	$206,837	$85,953	$86,303	$76,962

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

35

Growth

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$17.35	$26.37	$21.74	$19.59	$18.32	$17.25
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.01	(0.08)	(0.10)	(0.11)	(0.07)	(0.13)
Net Realized and
Unrealized Gain (Loss)	(0.45)	(8.94)	4.73	2.26	1.34	1.20
Total From
Investment Operations	(0.44)	(9.02)	4.63	2.15	1.27	1.07
Distributions
From Net
Investment Income	—(3)	—	—	—	—	—
Net Asset Value,
End of Period	$16.91	$17.35	$26.37	$21.74	$19.59	$18.32

Total Return(4)	(2.51)%	(34.21)%	21.30%	10.97%	6.93%	6.20%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.50%(5)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	0.15%(5)	(0.34)%	(0.35)%	(0.41)%	(0.12)%	(0.57)%
Portfolio Turnover Rate	59%	129%	112%	127%	77%	131%
Net Assets, End of Period
(in thousands)	$4,898	$3,280	$2,383	$298	$49	$12

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

36

Vista

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$12.43	$24.24	$16.35	$14.99	$13.14	$11.97
Income From
Investment Operations
Net Investment
Income (Loss)(2)	(0.01)	(0.11)	(0.12)	(0.04)	(0.04)	(0.06)
Net Realized and
Unrealized Gain (Loss)	(1.19)	(9.61)	8.14	1.40	1.89	1.23
Total From
Investment Operations	(1.20)	(9.72)	8.02	1.36	1.85	1.17
Distributions
From Net
Realized Gains	—	(2.09)	(0.13)	—	—	—
Net Asset Value,
End of Period	$11.23	$12.43	$24.24	$16.35	$14.99	$13.14

Total Return(3)	(9.65)%	(43.58)%	49.39%	9.07%	14.08%	9.77%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.00%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(0.25)%(4)	(0.56)%	(0.60)%	(0.23)%	(0.26)%	(0.48)%
Portfolio Turnover Rate	94%	167%	121%	234%	284%	255%
Net Assets, End of Period
(in millions)	$1,613	$1,801	$2,921	$1,965	$1,902	$1,418

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

37

Vista

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$12.73	$24.72	$16.64	$15.22	$13.32	$12.11
Income From
Investment Operations
Net Investment
Income (Loss)(2)	—(3)	(0.07)	(0.08)	(0.01)	(0.01)	(0.04)
Net Realized and
Unrealized Gain (Loss)	(1.22)	(9.83)	8.29	1.43	1.91	1.25
Total From
Investment Operations	(1.22)	(9.90)	8.21	1.42	1.90	1.21
Distributions
From Net
Realized Gains	—	(2.09)	(0.13)	—	—	—
Net Asset Value,
End of Period	$11.51	$12.73	$24.72	$16.64	$15.22	$13.32

Total Return(4)	(9.51)%	(43.50)%	49.68%	9.33%	14.26%	9.99%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.80%(5)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(0.05)%(5)	(0.36)%	(0.40)%	(0.03)%	(0.06)%	(0.28)%
Portfolio Turnover Rate	94%	167%	121%	234%	284%	255%
Net Assets, End of Period
(in thousands)	$222,319	$238,727	$254,528	$132,325	$98,439	$42,747

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value of the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

38

Vista

Advisor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$12.09	$23.69	$16.03	$14.73	$12.95	$11.82
Income From
Investment Operations
Net Investment
Income (Loss)(2)	(0.03)	(0.15)	(0.16)	(0.08)	(0.08)	(0.11)
Net Realized and
Unrealized Gain (Loss)	(1.15)	(9.36)	7.95	1.38	1.86	1.24
Total From
Investment Operations	(1.18)	(9.51)	7.79	1.30	1.78	1.13
Distributions
From Net
Realized Gains	—	(2.09)	(0.13)	—	—	—
Net Asset Value,
End of Period	$10.91	$12.09	$23.69	$16.03	$14.73	$12.95

Total Return(3)	(9.76)%	(43.72)%	48.94%	8.83%	13.75%	9.56%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.25%(4)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(0.50)%(4)	(0.81)%	(0.85)%	(0.48)%	(0.51)%	(0.73)%
Portfolio Turnover Rate	94%	167%	121%	234%	284%	255%
Net Assets, End of Period
(in thousands)	$242,546	$257,057	$380,555	$210,576	$190,635	$106,750

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

39

Vista

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
		2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period		$12.22	$23.98	$16.25	$14.97	$15.32
Income From Investment Operations
Net Investment Income (Loss)(3)		(0.04)	(0.18)	(0.21)	(0.16)	(0.04)
Net Realized and
Unrealized Gain (Loss)		(1.17)	(9.49)	8.07	1.44	(0.31)
Total From Investment Operations		(1.21)	(9.67)	7.86	1.28	(0.35)
Distributions
From Net Realized Gains		—	(2.09)	(0.13)	—	—
Net Asset Value, End of Period		$11.01	$12.22	$23.98	$16.25	$14.97

Total Return(4)		(9.90)%	(43.87)%	48.71%	8.55%	(2.28)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets		1.50%(5)	1.50%	1.50%	1.50%	1.50%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets		(0.75)%(5)	(1.06)%	(1.10)%	(0.73)%	(0.92)%(5)
Portfolio Turnover Rate		94%	167%	121%	234%	284%(6)
Net Assets, End of Period (in thousands)		$16,473	$11,423	$2,398	$337	$24
(1)	Six months ended April 30, 2009 (unaudited).
(2)	July 29, 2005 (commencement of sale) through October 31, 2007.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.

See Notes to Financial Statements.

40

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

41

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

42

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906
CL-SAN-65591N

Semiannual Report
April 30, 2009

American Century Investments

Giftrust® Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns.	2

Giftrust

Performance	3
Portfolio Commentary	5
Top Ten Holdings	7
Top Five Industries	7
Types of Investments in Portfolio	7

Shareholder Fee Example	8

Financial Statements

Schedule of Investments	10
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	22

Other Information

Additional Information	23
Index Definitions	24

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Glenn Fogle, Chief Investment Officer,
U.S. Growth Equity — Mid & Small Cap

Riding the Stock Market Roller Coaster

A dramatic shift in market sentiment buffeted the U.S. stock market during the six months ended April 30, 2009. The extreme pessimism that sent the equity market down sharply during the first four months of the period gave way to renewed optimism and a powerful market rally during the last seven weeks.

The pessimism that sank the stock market in late 2008 and early 2009 was brought on by a worsening economic downturn and continued distress in the financial sector. The U.S. economy sank into recession, contracting at an annual rate of more than 6% in both the fourth quarter of 2008 and the first quarter of 2009 as the unemployment rate hit a 26-year high and consumer spending slumped. In addition, the credit markets remained frozen, which contributed to growing losses and deteriorating balance sheets for many financial companies. As a result, the major stock indices finished 2008 with their worst quarter in 21 years and continued on a downward trajectory in the first two months of 2009.

However, the market bottomed in early March and staged a sharp rebound through the end of April as investor sentiment changed abruptly. Early signs of economic stabilization generated optimism about a possible recovery, and investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets. Despite their recent resurgence, though, most stocks still declined overall for the six-month period (see the table below).

Growth Stocks Outperformed

In this turbulent environment, growth stocks outpaced value issues by a considerable margin across all market capitalizations. Although it is not clear whether we are in the early stages of a growth-led market, we have conviction in the consistent execution of our investment strategies. Our portfolio managers and analysts continue to seek out the stocks of companies that possess improving fundamentals, reflecting our belief that long-term stock price movements follow growth in earnings, revenues, and cash flow.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	–7.39%	Russell 2000 Index (Small-Cap)	–8.40%
Russell 1000 Growth Index	–1.52%	Russell 2000 Growth Index	–3.77%
Russell 1000 Value Index	–13.27%	Russell 2000 Value Index	–12.60%
Russell Midcap Index	–1.64%	*Total returns for periods less than one year are not annualized.
Russell Midcap Growth Index	2.71%
Russell Midcap Value Index	–6.14%

2

Performance
Giftrust

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Giftrust	-6.43%	-38.46%	4.86%(2)	2.09%(2)	10.31%	11/25/83
Russell 3000 Growth Index(3)(4)	-1.68%	-31.46%	-2.32%	-4.15%	8.05%(5)	—
Russell Midcap Growth Index(4)	2.71%	-35.66%	-0.76%	0.02%	—(6)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Returns would have been lower if management fees had not been waived from 2/1/04 to 7/31/04.
(3)	Effective March 1, 2009, the fund’s benchmark changed from the Russell Midcap Growth Index to the Russell 3000 Growth Index. The
investment strategy was changed to include stocks of companies of all sizes, resulting in an expanded investment universe.
(4)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(5)	Since November 30, 1983, the date nearest the fund’s inception.
(6)	Benchmark began 12/31/85.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate those risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

One-Year Returns Over 10 Years
Periods ended April 30
		2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Giftrust		113.18%	-42.37%	-14.35%	-23.04%	19.73%*	3.48%*	47.22%	16.13%	16.46%	-38.46%
Russell 3000
Growth Index		27.85%	-31.75%	-19.29%	-15.01%	22.93%	0.30%	16.90%	11.53%	-0.79%	-31.46%
Data Graph
Russell Midcap
Growth Index		53.02%	-29.47%	-15.01%	-16.67%	36.14%	7.05%	28.27%	11.13%	-1.93%	-35.66%
*Returns would have been lower, along with the ending value, if management fees had not been waived from 2/1/04 to 7/31/04.

Total Annual Fund Operating Expenses
Giftrust	1.00%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate those risks.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Portfolio Commentary
Giftrust

Portfolio Managers: David Hollond and Michael Orndorff. Effective March 1, 2009, former co-manager Gregg Walsh now focuses on the Heritage Fund and Michael Orndorff has been named a new co-manager of the fund. Michael joined American Century Investments in 1994 and has been a member of the team that manages the fund since 2001.

Performance Summary

Giftrust declined –6.43%* for the six months ended April 30, 2009, lagging the –1.68% decline of the portfolio’s benchmark, the Russell 3000 Growth Index.

As discussed in the Market Perspective on page 2, equity markets continued to struggle during the reporting period amid extreme volatility, ongoing financial crisis, and recession. In this environment, mid-cap stocks outpaced their large- and small-cap counterparts, and growth-oriented shares outperformed value stocks.

The portfolio’s relative performance was hindered in particular by holdings in the health care sector, as well as an overweight allocation to the financials and industrials sectors and stock selection in the consumer staples sector. Partially offsetting those losses, an overweight allocation and stock selection in the telecommunications services sector and an overweight allocation to the consumer discretionary sector contributed to relative performance.

Giftrust also maintained an allocation to foreign holdings. During the reporting period, these holdings contributed to the overall negative return.

Health Care Detracted

The health care sector was the largest source of underperformance against the benchmark, the result of detrimental overweight positions in biotech-nology companies and pharmaceuticals. Biotechnology company Celgene Corp., which is not a benchmark constituent, hurt performance as the company’s share price lost more than 30%. Concerns about the potential for generic competition in the biotechnology industry, which could disrupt future growth prospects, weighed on biotech stocks in general. Among pharmaceuticals, Abbott Laboratories performed below expectations.

Financials, Industrials Lagged

An overweight allocation to the financials sector reflected overweight stakes in the commercial bank, thrifts and mortgage finance, and insurance industry groups. These holdings collectively hurt portfolio performance. Commercial insurance company XL Capital, in particular, was a meaningful detractor from Giftrust’s absolute and relative returns.

In the industrials sector, Giftrust maintained overweight positions in railroad companies, including Norfolk Southern Corp. This industry had been experiencing improving fundamentals as higher fuel prices have created an advantage for the more fuel-efficient railroads versus trucking companies,

*Total returns for periods less than one year are not annualized.

5

Giftrust

and as coal shipments have continued to increase. However, the abrupt decline in business activity during the period caused rail car shipments to decline approximately 18% in the first few months of 2009. In the reporting period, these positions underperformed the benchmark. Elsewhere in the sector, the portfolio’s investments in companies involved in construction and engineering also underperformed the benchmark.

Consumer Staples Detracted

Giftrust held a position in consumer staples company, Wal-Mart Stores Inc. The world’s largest retailer, Wal-Mart has contributed to past returns as consumers have generally traded down in their buying habits due to the sluggish economy. While providing positive returns for the time it was held in the portfolio, the discount retailer underperformed other benchmark names in the sector.

Consumer Discretionary, Telecommunications Services Helped

The portfolio’s overweight allocation to the consumer discretionary sector benefited relative returns. Within the group, retailers J.C. Penney Co., Inc., and Kohl’s Corp. benefited from a shift toward discount retailers due to the weak economic environment.

An overweight position in the telecommunications services sector reflected an ongoing focus on wireless telecommunications companies. The group has contributed to the portfolio’s past performance and continued to benefit returns, led by SBA Communications and MetroPCS Communications Inc. Shares of the two wireless providers gained 20% and 24%, respectively, for the six months.

Outlook

Giftrust’s investment mandate has been changed to include stocks of companies of all sizes, resulting in an expanded investment universe. Likewise, in March 2009, the fund’s benchmark changed from the Russell Midcap Growth Index to the Russell 3000 Growth Index. Giftrust will continue its investment focus on companies with accelerating revenue and earnings growth rates that are also exhibiting share-price strength. We believe that active investing in such companies will generate attractive absolute and relative investment performance over time. Despite the volatility and difficult investment environment, we will remain focused on implementing our time-tested process.

6

Giftrust

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Apple, Inc.	4.2%	1.8%
Google, Inc., Class A	3.1%	—
Microsoft Corp.	3.0%	—
Wal-Mart Stores, Inc.	2.8%	—
Cisco Systems, Inc.	2.7%	—
Monsanto Co.	2.6%	2.5%
International Business Machines Corp.	2.3%	—
QUALCOMM, Inc.	2.2%	—
Kohl’s Corp.	2.0%	—
Abbott Laboratories	2.0%	—

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Computers & Peripherals	6.6%	1.8%
Communications Equipment	6.5%	0.6%
Semiconductors & Semiconductor Equipment	6.1%	4.1%
Oil, Gas & Consumable Fuels	5.9%	7.2%
Software	5.3%	6.9%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	94.1%	86.3%
Foreign Common Stocks*	5.7%	11.5%
Total Common Stocks	99.8%	97.8%
Temporary Cash Investments	0.1%	3.5%
Other Assets and Liabilities	0.1%	(1.3)%
*Includes depositary shares, dual listed securities and foreign ordinary shares.

7

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

8

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 - 4/30/09	Expense Ratio*
Actual	$1,000	$935.70	$4.80	1.00%
Hypothetical	$1,000	$1,019.84	$5.01	1.00%
*Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

9

Schedule of Investments
Giftrust

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.8%			COMMUNICATIONS EQUIPMENT — 6.5%
AEROSPACE & DEFENSE — 1.7%			Cisco Systems, Inc.(1)	1,015,583	$ 9,621,064
Honeywell International, Inc.	101,537	$ 3,168,970	Corning, Inc.	336,522	4,919,952
Lockheed Martin Corp.	119,413	9,377,503	Juniper Networks, Inc.(1)	175,937	3,809,036
		12,546,473	QUALCOMM, Inc.	391,694	16,576,490
AIR FREIGHT & LOGISTICS — 1.7%			Research In Motion Ltd.(1)	42,769	2,972,445
United Parcel Service, Inc.,					47,898,987
Class B	174,901	9,154,318	COMPUTERS & PERIPHERALS — 6.6%
UTi Worldwide, Inc.(1)	275,845	3,712,874	Apple, Inc.(1)	244,632	30,782,044
		12,867,192	EMC Corp.(1)	151,077	1,892,995
AUTO COMPONENTS — 0.9%			Hewlett-Packard Co.	374,963	13,491,169
Autoliv, Inc.	122,451	3,020,866	Seagate Technology	339,398	2,769,488
BorgWarner, Inc.	121,508	3,517,657			48,935,696
		6,538,523	CONSTRUCTION & ENGINEERING — 0.7%
BEVERAGES — 1.5%			Granite Construction, Inc.	57,635	2,273,701
Coca-Cola Co. (The)	168,183	7,240,278	Quanta Services, Inc.(1)	144,962	3,294,986
PepsiCo, Inc.	84,884	4,223,828			5,568,687
		11,464,106	CONTAINERS & PACKAGING — 0.4%
BIOTECHNOLOGY — 4.3%			Crown Holdings, Inc.(1)	133,133	2,935,583
Celgene Corp.(1)	239,822	10,245,196	DIVERSIFIED CONSUMER SERVICES — 1.6%
CSL Ltd.	299,651	7,495,690	Capella Education Co.(1)	49,537	2,545,211
Gilead Sciences, Inc.(1)	250,116	11,455,313	Career Education Corp.(1)	225,136	4,961,998
Grifols SA	140,558	2,479,011	Corinthian Colleges, Inc.(1)	293,781	4,524,227
		31,675,210			12,031,436
CAPITAL MARKETS — 3.0%			DIVERSIFIED FINANCIAL SERVICES — 0.8%
Affiliated Managers			CME Group, Inc.	10,442	2,311,337
Group, Inc.(1)	57,881	3,290,535
			JPMorgan Chase & Co.	115,054	3,796,782
Charles Schwab Corp. (The)	362,404	6,697,226			6,108,119
Goldman Sachs
Group, Inc. (The)	27,817	3,574,484	ELECTRICAL EQUIPMENT — 1.4%
Lazard Ltd., Class A	141,833	3,872,041	Cooper Industries Ltd.,
			Class A	133,326	4,371,759
Morgan Stanley	188,397	4,453,705	Emerson Electric Co.	83,207	2,832,366
		21,887,991	First Solar, Inc.(1)	7,665	1,435,578
CHEMICALS — 3.1%
			Vestas Wind Systems A/S(1)	22,116	1,459,368
Monsanto Co.	224,415	19,050,589
Potash Corp. of					10,099,071
Saskatchewan	21,103	1,825,199	ENERGY EQUIPMENT & SERVICES — 0.3%
Scotts Miracle-Gro Co.			Schlumberger Ltd.	41,757	2,045,675
(The), Class A	50,487	1,704,946	FOOD & STAPLES RETAILING — 4.7%
		22,580,734	CVS Caremark Corp.	173,840	5,524,635
COMMERCIAL BANKS — 0.6%			Walgreen Co.	173,326	5,447,636
Wells Fargo & Co.	216,529	4,332,745	Wal-Mart Stores, Inc.	417,216	21,027,687
			Whole Foods Market, Inc.	136,884	2,837,605
					34,837,563

10

Giftrust

	Shares	Value		Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%			LIFE SCIENCES TOOLS & SERVICES — 1.0%
Baxter International, Inc.	160,674	$ 7,792,689	Life Technologies Corp.(1)	183,238	$ 6,834,777
Covidien Ltd.	100,713	3,321,515	Thermo Fisher
Thoratec Corp.(1)	71,960	2,091,157	Scientific, Inc.(1)	24,186	848,445
		13,205,361			7,683,222
HEALTH CARE PROVIDERS & SERVICES — 4.0%			MACHINERY — 3.7%
Express Scripts, Inc.(1)	116,869	7,476,110	Cummins, Inc.	102,313	3,478,642
Medco Health			Eaton Corp.	24,716	1,082,561
Solutions, Inc.(1)	290,955	12,671,090	Flowserve Corp.	45,629	3,098,209
Omnicare, Inc.	144,088	3,704,502	Illinois Tool Works, Inc.	64,659	2,120,815
UnitedHealth Group, Inc.	137,913	3,243,714	Ingersoll-Rand Co. Ltd.,
WellPoint, Inc.(1)	56,464	2,414,401	Class A	160,265	3,488,969
		29,509,817	Navistar
			International Corp.(1)	176,878	6,685,988
HOTELS, RESTAURANTS & LEISURE — 2.2%			PACCAR, Inc.	111,140	3,938,802
Cheesecake Factory,
Inc. (The)(1)	57,648	1,001,346	Parker-Hannifin Corp.	68,831	3,121,486
Chipotle Mexican Grill, Inc.,					27,015,472
Class B(1)	32,916	2,156,327	MEDIA — 1.1%
Las Vegas Sands Corp.(1)	123,951	969,297	DIRECTV Group,
Penn National			Inc. (The)(1)	285,626	7,063,531
Gaming, Inc.(1)	219,323	7,461,368	Lamar Advertising Co.,
Pinnacle			Class A(1)	81,894	1,384,009
Entertainment, Inc.(1)	79,781	995,667			8,447,540
Starbucks Corp.(1)	257,674	3,725,966	METALS & MINING — 0.7%
		16,309,971	AK Steel Holding Corp.	271,063	3,526,530
HOUSEHOLD PRODUCTS — 0.8%			Freeport-McMoRan
Colgate-Palmolive Co.	40,040	2,362,360	Copper & Gold, Inc.	31,447	1,341,214
Procter & Gamble Co. (The)	74,576	3,687,037			4,867,744
		6,049,397	MULTILINE RETAIL — 3.3%
INSURANCE — 1.0%			J.C. Penney Co., Inc.	312,438	9,588,722
			Kohl’s Corp.(1)	333,118	15,106,902
Aflac, Inc.	80,303	2,319,953
Fidelity National Financial,					24,695,624
Inc., Class A	133,352	2,417,672	OIL, GAS & CONSUMABLE FUELS — 5.9%
First American Corp.	90,587	2,543,683	Alpha Natural
			Resources, Inc.(1)	127,041	2,601,800
		7,281,308
INTERNET & CATALOG RETAIL — 0.3%			CONSOL Energy, Inc.	79,002	2,471,183
priceline.com, Inc.(1)	19,815	1,923,838	Continental
			Resources, Inc.(1)	78,970	1,843,949
INTERNET SOFTWARE & SERVICES — 3.8%			Denbury Resources, Inc.(1)	181,979	2,962,618
Digital River, Inc.(1)	96,617	3,712,025
			Exxon Mobil Corp.	139,859	9,324,399
Equinix, Inc.(1)	25,225	1,771,552	Hess Corp.	31,435	1,722,324
Google, Inc., Class A(1)	57,216	22,655,819	Murphy Oil Corp.	46,969	2,240,891
		28,139,396	Occidental Petroleum Corp.	142,061	7,996,614
IT SERVICES — 4.7%			Petrohawk Energy Corp.(1)	157,468	3,716,245
International Business			Petroleo Brasileiro
Machines Corp.	167,154	17,251,964	SA-Petrobras ADR	83,955	2,818,369
MasterCard, Inc., Class A	30,765	5,643,839
Visa, Inc., Class A	177,056	11,501,558
		34,397,361

11

Giftrust

	Shares	Value		Shares	Value
Range Resources Corp.	70,396	$ 2,813,728	Chico’s FAS, Inc.(1)	139,528	$ 1,065,994
Southwestern Energy Co.(1)	55,273	1,982,090	Dick’s Sporting Goods, Inc.(1)	75,646	1,437,274
Whiting Petroleum Corp.(1)	42,758	1,400,752	Home Depot, Inc. (The)	149,417	3,932,655
		43,894,962	Lowe’s Cos., Inc.	134,374	2,889,041
PHARMACEUTICALS — 3.0%			O’Reilly Automotive, Inc.(1)	149,153	5,794,594
Abbott Laboratories	354,361	14,830,008	Ross Stores, Inc.	26,258	996,229
Bristol-Myers Squibb Co.	167,487	3,215,751			24,991,561
Johnson & Johnson	78,884	4,130,366	TEXTILES, APPAREL & LUXURY GOODS — 0.9%
		22,176,125	Polo Ralph Lauren Corp.	74,811	4,027,824
PROFESSIONAL SERVICES — 0.6%			Warnaco Group, Inc. (The)(1)	92,114	2,656,568
FTI Consulting, Inc.(1)	26,928	1,477,808			6,684,392
Huron Consulting			TOBACCO — 2.8%
Group, Inc.(1)	56,104	2,690,187	Altria Group, Inc.	465,628	7,603,705
		4,167,995	Lorillard, Inc.	27,636	1,744,661
ROAD & RAIL — 2.1%			Philip Morris
J.B. Hunt Transport			International, Inc.	306,393	11,091,427
Services, Inc.	118,358	3,328,227			20,439,793
Norfolk Southern Corp.	80,663	2,878,056	WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Union Pacific Corp.	191,015	9,386,477	MetroPCS
		15,592,760	Communications, Inc.(1)	290,900	4,971,481
SEMICONDUCTORS & SEMICONDUCTOR			SBA Communications Corp.,
EQUIPMENT — 6.1%			Class A(1)	230,220	5,801,544
Altera Corp.	164,777	2,687,513			10,773,025
Analog Devices, Inc.	116,283	2,474,502	TOTAL COMMON STOCKS
Applied Materials, Inc.	252,246	3,079,924	(Cost $625,429,901)		736,753,431
Broadcom Corp., Class A(1)	275,669	6,392,764	Temporary Cash Investments — 0.1%
Intel Corp.	677,451	10,690,177	JPMorgan U.S. Treasury
Lam Research Corp.(1)	125,615	3,502,146	Plus Money Market Fund
Linear Technology Corp.	114,718	2,498,558	Agency Shares	82,569	82,569
Marvell Technology			Repurchase Agreement, Goldman Sachs
Group Ltd.(1)	283,315	3,110,799	Group, Inc., (collateralized by various
NVIDIA Corp.(1)	316,428	3,632,593	U.S. Treasury obligations, 4.75%, 2/15/37,
			valued at $509,089), in a joint trading
PMC - Sierra, Inc.(1)	379,613	3,006,535	account at 0.08%, dated 4/30/09,
Varian Semiconductor			due 5/1/09 (Delivery value $500,001)		500,000
Equipment Associates, Inc.(1)	141,333	3,616,712	TOTAL TEMPORARY
		44,692,223	CASH INVESTMENTS
SOFTWARE — 5.3%			(Cost $582,569)		582,569
McAfee, Inc.(1)	91,775	3,445,233	TOTAL INVESTMENT
			SECURITIES — 99.9%
Microsoft Corp.	1,106,302	22,413,679	(Cost $626,012,470)		737,336,000
Oracle Corp.	703,301	13,601,841	OTHER ASSETS
		39,460,753	AND LIABILITIES — 0.1%		754,667
SPECIALTY RETAIL — 3.4%			TOTAL NET ASSETS — 100.0%		$738,090,667
Aeropostale, Inc.(1)	54,004	1,834,516
American Eagle
Outfitters, Inc.	192,676	2,855,458
Best Buy Co., Inc.	109,062	4,185,800

12

Giftrust

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
6,953,401	AUD for USD	5/29/09	$5,044,693	$(152,252)
2,928,757	DKK for USD	5/29/09	519,899	891
1,421,697	EUR for USD	5/29/09	1,880,929	(20,639)
			$7,445,521	$ (172,000)
(Value on Settlement Date $7,273,521)

Notes to Schedule of Investments
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
EUR = Euro
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

13

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $626,012,470)	$737,336,000
Receivable for investments sold	20,567,969
Receivable for forward foreign currency exchange contracts	891
Receivable for capital shares sold	12,430
Dividends and interest receivable	456,334
758,373,624

Liabilities
Payable for investments purchased	19,416,479
Payable for capital shares redeemed	106,942
Payable for forward foreign currency exchange contracts	172,891
Accrued management fees	586,645
20,282,957

Net Assets	$738,090,667

Capital Shares, $0.01 Par Value
Authorized	200,000,000
Outstanding	41,483,273

Net Asset Value Per Share	$17.79

Net Assets Consist of:
Capital (par value and paid-in surplus)	$886,471,825
Accumulated net investment loss	(1,052,058)
Accumulated net realized loss on investment and
foreign currency transactions	(258,480,442)
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies	111,151,342
$738,090,667

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,258)	$ 4,224,287
Interest	2,578
4,226,865

Expenses:
Management fees	3,426,235
Directors’ fees and expenses	12,542
Other expenses	1,108
3,439,885

Net investment income (loss)	786,980

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(229,208,627)
Foreign currency transactions	(524,661)
(229,733,288)

Change in net unrealized appreciation (depreciation) on:
Investments	177,064,537
Translation of assets and liabilities in foreign currencies	(683,863)
176,380,674

Net realized and unrealized gain (loss)	(53,352,614)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(52,565,634)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
Increase (Decrease) in Net Assets	2009	2008
Operations
Net investment income (loss)	$ 786,980	$ (5,838,494)
Net realized gain (loss)	(229,733,288)	(13,344,342)
Change in net unrealized appreciation (depreciation)	176,380,674	(515,303,606)
Net increase (decrease) in net assets resulting from operations	(52,565,634)	(534,486,442)

Distributions to Shareholders
From net investment income	(2,424,532)	—

Capital Share Transactions
Proceeds from shares sold	3,801,009	10,453,508
Proceeds from reinvestment of distributions	2,404,212	—
Payments for shares redeemed	(16,895,136)	(93,410,238)
Net increase (decrease) in net assets from capital share transactions	(10,689,915)	(82,956,730)

Net increase (decrease) in net assets	(65,680,081)	(617,443,172)

Net Assets
Beginning of period	803,770,748	1,421,213,920
End of period	$738,090,667	$ 803,770,748

Accumulated undistributed net investment income (loss)	$(1,052,058)	$585,494

Transactions in Shares of the Fund
Sold	232,545	377,995
Issued in reinvestment of distributions	148,501	—
Redeemed	(1,026,504)	(3,326,738)
Net increase (decrease) in shares of the fund	(645,458)	(2,948,743)

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Giftrust Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing in equity securities of companies of any size that management believes will increase in value over time. Prior to March 1, 2009, the fund invested primarily in equity securities of medium-sized and smaller companies. The following is a summary of the fund’s significant accounting policies.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

17

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Forward Foreign Currency Exchange Contracts — The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund’s exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

Exchange Traded Funds — The fund may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for 7 years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

18

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation‘s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee for the fund is 1.00%.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2009, were $748,685,977 and $745,514,347, respectively.

19

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of April 30, 2009:

		Unrealized Gain (Loss) on
Valuation Inputs	Value of Investment Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$725,401,931	—
Level 2 – Other Significant Observable Inputs	11,934,069	$(172,000)
Level 3 – Significant Unobservable Inputs	—	—
	$737,336,000	$(172,000)
*Includes forward foreign currency exchange contracts.

5. Risk Factors

The fund’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. There are also certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

6. Bank Line of Credit

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended April 30, 2009.

20

7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the fund did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$640,997,731
Gross tax appreciation of investments	$115,072,989
Gross tax depreciation of investments	(18,734,720)
Net tax appreciation (depreciation) of investments	$96,338,269

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, the fund had accumulated capital losses of $(9,712,006), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $(2,183,412) expire in 2011 and $(7,528,594) expire in 2016.

9. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

21

Financial Highlights
Giftrust

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$19.08	$31.53	$20.13	$17.28	$13.81	$14.04
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.02	(0.13)	(0.14)	(0.05)	(0.08)	(0.01)
Net Realized and
Unrealized Gain (Loss)	(1.25)	(12.32)	11.54	2.90	3.55	(0.22)
Total From
Investment Operations	(1.23)	(12.45)	11.40	2.85	3.47	(0.23)
Distributions
From Net
Investment Income	(0.06)	—	—	—	—	—
Net Asset Value,
End of Period	$17.79	$19.08	$31.53	$20.13	$17.28	$13.81

Total Return(3)	(6.43)%	(39.49)%	56.63%	16.49%	25.13%	(1.64)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.00%(4)	1.00%	1.00%	1.00%	1.00%	0.49%(5)
Ratio of Net Investment
Income (Loss) to Average
Net Assets	0.23%(4)	(0.48)%	(0.57)%	(0.22)%	(0.46)%	(0.09)%(5)
Portfolio Turnover Rate	106%	171%	147%	229%	223%	260%
Net Assets, End of Period
(in millions)	$738	$804	$1,421	$985	$927	$865

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(4)	Annualized.
(5)	During a portion of the year ended October 31, 2004, the investment advisor voluntarily agreed to waive its management fee. The waiver was in effect from February 1, 2004 through July 31, 2004. Had fees not been waived the ratio of operating expenses to average net assets and the ratio of net investment income (loss) to average net assets would have been 1.00% and (0.60)%, respectively.
See Notes to Financial Statements.

22

Additional Information

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell 3000® Growth Index measures the performance of those Russell 3000 Index companies (the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

24

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

25

Notes

26

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906
CL-SAN-65587S

Semiannual Report
April 30, 2009

American Century Investments

Select Fund

Capital Growth Fund

Focused Growth Fund

Fundamental Equity Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten. He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns	2

Select
Performance	3
Portfolio Commentary	5
Top Ten Holdings, Top Five Industries and
Types of Investments in Portfolio	7

Capital Growth
Performance	8
Portfolio Commentary	10
Top Ten Holdings, Top Five Industries and
Types of Investments in Portfolio	12

Focused Growth
Performance	13
Portfolio Commentary	15
Top Ten Holdings, Top Five Industries and
Types of Investments in Portfolio	17

Fundamental Equity
Performance	18
Portfolio Commentary	20
Top Ten Holdings, Top Five Industries and
Types of Investments in Portfolio	22
Shareholder Fee Examples	23

Financial Statements
Schedule of Investments	26
Statement of Assets and Liabilities	37
Statement of Operations	39
Statement of Changes in Net Assets	40
Notes to Financial Statements	42
Financial Highlights	53

Other Information
Additional Information	77
Index Definitions	78

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Greg Woodhams, Chief Investment Officer, U.S. Growth Equity—Large Cap

Riding the Stock Market Roller Coaster

A dramatic shift in market sentiment buffeted the U.S. stock market during the six months ended April 30, 2009. The extreme pessimism that sent the equity market down sharply during the first four months of the period gave way to renewed optimism and a powerful market rally during the last seven weeks.

The pessimism that sank the stock market in late 2008 and early 2009 was brought on by a worsening economic downturn and continued distress in the financial sector. The U.S. economy sank into recession, contracting at an annual rate of more than 6% in both the fourth quarter of 2008 and the first quarter of 2009 as the unemployment rate hit a 26-year high and consumer spending slumped. In addition, the credit markets remained frozen, which contributed to growing losses and deteriorating balance sheets for many financial companies. As a result, the major stock indices finished 2008 with their worst quarter in 21 years and continued on a downward trajectory in the first two months of 2009.

However, the market bottomed in early March and staged a sharp rebound through the end of April as investor sentiment changed abruptly. Early signs of economic stabilization generated optimism about a possible recovery, and investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets. Despite their recent resurgence, though, most stocks still declined overall for the six-month period (see the table below).

Growth Stocks Outperformed

In this turbulent environment, growth stocks outpaced value issues by a considerable margin across all market capitalizations. Although it is not clear whether we are in the early stages of a growth-led market, we have conviction in the consistent execution of our investment strategies. Our portfolio managers and analysts continue to seek out the stocks of companies that possess improving fundamentals, reflecting our belief that long-term stock price movements follow growth in earnings, revenues, and cash flow.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	–7.39%	Russell 2000 Index (Small-Cap)	–8.40%
Russell 1000 Growth Index	–1.52%	Russell 2000 Growth Index	–3.77%
Russell 1000 Value Index	–13.27%	Russell 2000 Value Index	–12.60%
Russell Midcap Index	–1.64%	* Total returns for periods less than one year are not annualized.
Russell Midcap Growth Index	2.71%
Russell Midcap Value Index	–6.14%

Performance

Select

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-1.52%	-32.29%	-4.20%	-4.16%	11.60%	6/30/71(2)
Russell 1000 Growth Index(3)	-1.52%	-31.57%	-2.39%	-4.40%	N/A(4)	—
Institutional Class	-1.42%	-32.16%	-4.01%	-3.97%	1.81%	3/13/97
A Class(5)						8/8/97
No sales charge*	-1.64%	-32.45%	-4.44%	-4.39%	-0.29%
With sales charge*	-7.31%	-36.34%	-5.57%	-4.96%	-0.79%
B Class						1/31/03
No sales charge*	-2.00%	-32.97%	-5.16%	—	-0.42%
With sales charge*	-7.00%	-36.97%	-5.41%	—	-0.42%
C Class						1/31/03
No sales charge*	-2.00%	-32.96%	-5.15%	—	-0.40%
With sales charge*	-2.98%	-32.96%	-5.15%	—	-0.40%
R Class	-1.77%	-32.63%	—	—	-7.87%	7/29/05

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	Total returns for periods less than one year are not annualized.
(2)	Although the fund’s actual inception date was 10/31/58, this inception date corresponds with the investment advisor’s implementation of its current investment philosophy and practices.
(3)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(4)	Benchmark began 12/29/78.
(5)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

One-Year Returns Over 10 Years
Periods ended April 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	13.38%	-17.52%	-15.63%	-14.23%	19.70%	-1.08%	7.37%	7.06%	4.80%	-32.29%
Russell 1000
Growth Index	27.58%	-32.25%	-20.10%	-14.35%	21.65%	0.40%	15.18%	12.25%	-0.23%	-31.57%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class		A Class		B Class		C Class		R Class
1.00%	0.80%		1.25%		2.00%		2.00%		1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
Select

Portfolio Managers: Keith Lee and Michael Li

Performance Summary

Select returned –1.52%* for the six months ended April 30, 2009, matching the –1.52% return of the fund’s benchmark, the Russell 1000 Growth Index, and outpacing the –8.53%** return of the broad S&P 500 Index.

The six-month period was marked by dramatic swings in market sentiment. For much of the period, stocks fell significantly as increasingly fearful investors reacted to a worsening economic downturn and a deteriorating financial sector. In March, however, investors grew more optimistic as the economy showed signs of stabilization and the frozen credit markets began to thaw, leading to a sharp stock market rebound during the last six weeks of the period.

In this environment, Select held up better than the broader equity market (as measured by the S&P 500 Index) and matched the return of its primary benchmark, the Russell 1000 Growth Index. Security selection in the industrials and energy sectors had the biggest positive impact on performance compared with the benchmark during the six-month period. Sector allocation also contributed favorably to performance. In contrast, stock selection in the consumer discretionary and financials sectors detracted the most from relative results.

Industrials Outperformed

By far, stock selection was most successful in the industrials sector of the portfolio. In particular, avoiding railroad stocks contributed significantly to outperformance in this sector. Rail traffic slumped by more than 18% through the first four months of 2009 as reduced production in the manufacturing sector led to lower shipping volumes of both raw materials and finished goods.

Among individual stocks, the best contributor in the industrials sector was Robert Half International, which provides temporary staffing services. Although the economic downturn has significantly impacted the hiring of temporary workers, the company continued to manage its cost structure very well.

The portfolio also enjoyed favorable results from companies that are well positioned to benefit from the expected increase in the use of alternative energy and investment in the utility grid. Danish wind turbine manufacturer Vestas Wind Systems rallied sharply during the period as demand for wind power remained robust despite the economic weakness. Swiss power systems producer ABB, another top performer, is a major participant in the upgrade and build-out of the global power infrastructure. These two stocks were among a number of foreign holdings that contributed meaningfully to performance during the six-month period.

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized. **The S&P 500 Index returns were -35.31%, -2.70%, and -2.48% for the one-, five- and 10-year periods ended April 30, 2009, respectively, and 9.32% since the fund’s inception.

Select

Energy and Technology Also Added Value

The portfolio’s energy and information technology holdings outperformed their counterparts in the benchmark index. Oil and gas producers contributed the bulk of the outperformance in the energy sector, led by Occidental Petroleum. The company has a relatively low risk profile, with a low debt-to-capital ratio and a greater emphasis on developing existing oil wells rather than new exploration. Energy services and equipment providers National Oilwell Varco and Schlumberger also aided fund performance during the period.

In the information technology sector, an overweight position in computer hardware makers and stock selection among internet software companies generated virtually all of the outperformance. The best contributor was Chinese internet company Baidu, which continued to benefit from its position as the leading search engine in China. Other top performers included consumer electronics maker Apple, which enjoyed strong growth in its iPhone franchise, and design software maker Adobe Systems, which managed operating expenses while still investing in a number of growth initiatives.

Consumer Discretionary and Financials Lagged

Stock selection in the consumer discretionary and financials sectors detracted from performance versus the Russell 1000 Growth Index. Stock selection among media companies had the biggest negative impact in the consumer discretionary sector. The most noteworthy detractor was entertainment company Walt Disney, which experienced declining attendance at its theme parks and weak results from its studio production business. Avoiding internet and specialty retailers such as Amazon.com and Best Buy, both of which performed well during the period, also weighed on relative results.

In the financials sector, virtually all of the underperformance came from stock choices among capital markets firms. The biggest detractors in this sector were JPMorgan Chase and Bank of New York Mellon, neither of which are represented in the benchmark index. Both companies under-performed amid the stormy environment for financial companies and uncertainty regarding the impact of government intervention.

A Look Ahead

Despite the recent market rebound, stocks will likely remain volatile in the coming months. We remain confident in our belief that high-quality, high-growth stocks which exhibit accelerating fundamentals, positive relative strength, and reasonable valuations will outperform over the long term.

Select

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Apple, Inc.	3.1%	2.9%
Google, Inc., Class A	3.0%	2.6%
Cisco Systems, Inc.	3.0%	2.7%
Coca-Cola Co. (The)	2.7%	2.7%
Hewlett-Packard Co.	2.6%	2.7%
Microsoft Corp.	2.5%	2.6%
Wal-Mart Stores, Inc.	2.5%	3.4%
Adobe Systems, Inc.	2.4%	1.5%
QUALCOMM, Inc.	2.2%	1.8%
MasterCard, Inc., Class A	2.2%	0.7%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Computers & Peripherals	8.7%	7.9%
Software	8.6%	7.7%
Communications Equipment	5.2%	4.5%
Food & Staples Retailing	4.8%	5.3%
Electrical Equipment	4.7%	4.5%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	87.9%	87.1%
Foreign Common Stocks(1)	11.6%	10.5%
Total Common Stocks	99.5%	97.6%
Temporary Cash Investments	0.6%	2.3%
Other Assets and Liabilities	(0.1)%	0.1%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

Performance
Capital Growth

Total Returns as of April 30, 2009
			Average Annual Returns
				Since	Inception
	6 months(1)	1 year	5 years	Inception	Date
A Class					2/27/04
No sales charge*	-2.12%	-30.95%	-0.69%	-1.48%
With sales charge*	-7.79%	-34.95%	-1.85%	-2.60%
Russell 1000 Growth Index(2)	-1.52%	-31.57%	-2.39%	-2.88%	—
Investor Class	-1.97%	-30.72%	—	-3.76%	7/29/05
Institutional Class	-1.87%	-30.57%	—	-3.57%	7/29/05
B Class					2/27/04
No sales charge*	-2.41%	-31.41%	-1.42%	-2.20%
With sales charge*	-7.41%	-35.41%	-1.63%	-2.42%
C Class					2/27/04
No sales charge*	-2.53%	-31.50%	-1.44%	-2.23%
With sales charge*	-3.50%	-31.50%	-1.44%	-2.23%
R Class	-2.22%	-31.08%	—	-4.25%	7/29/05

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

One-Year Returns Over Life of Class
Periods ended April 30
	2004*	2005	2006	2007	2008	2009
A Class (no sales charge)	-4.20%	4.49%	12.69%	11.08%	6.99%	-30.95%
Russell 1000 Growth Index	-3.00%	0.40%	15.18%	12.25%	-0.23%	-31.57%
* From 2/27/04, the A Class’s inception date. Not annualized. Capital Growth A Class’s initial investment is $9,425 to reflect the maximum 5.75%
initial sales charge.

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
1.01%	0.81%	1.26%	2.01%	2.01%	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
Capital Growth

Portfolio Managers: Greg Woodhams and Prescott LeGard

Performance Summary

Capital Growth declined –2.12%* during the six months ended April 30, 2009. By comparison, the Russell 1000 Growth Index (the fund’s benchmark) and Lipper Large-Cap Growth Funds category average were down –1.52% and –2.35%,** respectively. The portfolio’s long-term performance continued to exceed that of its benchmark and peer group average (see the previous page).

The portfolio declined during a volatile period that saw financial markets fall precipitously until early March, then rally sharply through the end of April. During that time, the portfolio’s energy holdings detracted most from performance on an absolute basis and relative to the benchmark. Consumer discretionary holdings were the leading contributors to both relative and absolute results.

Energy Led Detractors

Stock selection among energy shares hurt relative performance most, led by holdings in the oil, gas, and consumable fuels industry. These stocks were hampered by the decline in natural gas prices during the period. Investors also generally moved away from the higher-quality exploration and production (E&P) companies in which the portfolio held an overweight position, in favor of oil service companies and more highly levered E&P companies, in which the portfolio was underrepresented. Two of the top-10 detractors from relative results for the six months were Devon Energy (a position we eliminated) and EOG Resources. It also hurt to hold an underweight position in shares of Exxon Mobil.

Health Care Holdings Hurt

In health care, positioning in the pharmaceutical and health care equipment industries detracted most. The leading detractor in the sector was drug giant Schering-Plough, which was a takeover target of Merck and to which the portfolio had no exposure. Stock selection among medical equipment companies also hurt relative results due to overweight positions in Mettler-Toledo International, C.R. Bard, Becton Dickinson, and Intuitive Surgical. These generally defensive-oriented shares lagged in the rally since early March, and suffered from concerns that spending for medical equipment might slow along with the economy.

Consumer Discretionary Led Contributors

The leading contribution to relative results came from positioning in the consumer discretionary sector, led by holdings in the multiline retail industry. The most significant contributor to relative results was Kohl’s, a mid-price retailer that gained market share despite the drop-off in

* All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges. A Class shares are subject to a maximum sales charge of 5.75%. Had the sales charge been applied, returns would be lower than those shown. Total returns for periods less than one year are not annualized.

**The Lipper Large-Cap Growth Funds category average returns were -33.22% and -2.52% for the one- and five-year periods ended April 30, 2009, respectively, and -3.04% since the fund’s inception.

Capital Growth

consumer spending. The company also benefited from being one of the retailers best able to manage inventory in the challenging economic environment. Holding overweight positions in Target and Family Dollar Stores also contributed to performance compared with the benchmark.

Another group of contributors in the discretionary sector were auto parts retailers O’Reilly Automotive, Advance Auto Parts, and CarMax. In general, these companies benefited as the decline in new car sales meant an older fleet of vehicles on the road in need of maintenance. Auto component manufacturer BorgWarner also did well, as its prospects were bolstered by the need for more fuel-efficient and higher-performance engines.

Multinational corporation Marvell Technology Group, a semiconductor firm, was a top-five contributor as the company announced cost cuts and improving margins. Capital market company Morgan Stanley, another top-five contributor, benefited from strength in its mergers and acquisitions advisory business.

Outlook

Regardless of the economic environment, the Capital Growth team remains focused on investing in companies exhibiting improving fundamentals and an ability to sustain that improvement. It is the portfolio managers’ belief that owning such companies will generate outperformance over time versus the Russell 1000 Growth Index and the other funds in the large-growth peer group.

As a result, the portfolio’s sector and industry selection as well as capitalization range allocations are primarily a result of identifying what the managers believe to be superior individual securities. As of April 30, 2009, they found opportunity in the health care and consumer discretionary sectors, the portfolio’s two largest overweight positions. The most notable sector underweights were in industrial and information technology shares.

Capital Growth

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Microsoft Corp.	3.6%	1.9%
Google, Inc., Class A	2.7%	2.3%
International Business Machines Corp.	2.7%	—
Apple, Inc.	2.7%	3.4%
QUALCOMM, Inc.	2.5%	2.8%
Coca-Cola Co. (The)	2.4%	2.8%
Oracle Corp.	2.3%	2.3%
Abbott Laboratories	2.1%	—
Cisco Systems, Inc.	2.0%	3.0%
Monsanto Co.	1.9%	2.2%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Software	6.7%	6.7%
Health Care Equipment & Supplies	5.8%	8.0%
Computers & Peripherals	5.8%	4.5%
Communications Equipment	5.6%	5.7%
Semiconductors & Semiconductor Equipment	4.7%	5.2%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Common Stocks	98.3%	98.7%
Temporary Cash Investments	1.7%	0.9%
Other Assets and Liabilities	—(1)	0.4%
(1) Category is less than 0.05% of total net assets.

Performance
Focused Growth

Total Returns as of April 30, 2009
			Average Annual
			Returns
			Since	Inception
	6 months(1)	1 year	Inception	Date
Investor Class	-2.52%	-31.19%	-3.03%	2/28/05
Russell 1000 Growth Index(2)	-1.52%	-31.57%	-3.82%	—
Institutional Class	-2.46%	-31.08%	-21.53%	9/28/07
A Class				9/28/07
No sales charge*	-2.64%	-31.33%	-21.86%
With sales charge*	-8.22%	-35.29%	-24.73%
B Class				9/28/07
No sales charge*	-3.10%	-31.91%	-22.50%
With sales charge*	-8.10%	-35.91%	-25.46%
C Class				9/28/07
No sales charge*	-3.10%	-31.91%	-22.50%
With sales charge*	-4.07%	-31.91%	-22.50%
R Class	-2.89%	-31.63%	-22.12%	9/28/07

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment approach may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

One-Year Returns Over Life of Class
Periods ended April 30
	2005*	2006	2007	2008	2009
Investor Class	-3.50%	17.00%	8.08%	4.74%	-31.19%
Russell 1000 Growth Index	-3.69%	15.18%	12.25%	-0.23%	-31.57%
*From 2/28/05, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
1.00%	0.80%	1.25%	2.00%	2.00%	1.50%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment approach may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

Portfolio Commentary
Focused Growth

Portfolio Managers: Greg Woodhams and Joe Reiland

Performance Summary

Focused Growth declined –2.52%* during the six months ended April 30, 2009. By comparison, the Russell 1000 Growth Index (the fund’s benchmark) and Lipper Multi-Cap Growth Funds category average were down –1.52% and –1.99%,** respectively. The portfolio’s performance since its February 2005 inception continued to exceed that of its benchmark and peer group average (additional performance comparisons can be seen on the previous page).

The portfolio declined during a volatile period that saw financial markets fall precipitously until early March, then rally sharply through the end of April. During that time, the portfolio’s energy holdings detracted most from performance on an absolute basis and relative to the benchmark. Consumer discretionary and information technology (IT) stocks contributed most to performance in absolute and relative terms.

Energy Led Detractors

Stock selection among energy shares hurt relative performance most, led by holdings in the oil, gas, and consumable fuels industry. These stocks were hampered by the decline in natural gas prices during the period. Investors also generally moved away from the higher-quality exploration and production (E&P) companies in which the portfolio held an overweight position, in favor of oil service companies and more highly levered E&P companies, in which the portfolio was underrepresented. This was true of Devon Energy, which was the largest detractor from relative results for the six months. We eliminated the position.

Financial, Health Care Holdings Hurt

Positioning in the financials sector also detracted from relative returns, led by an overweight position in The Chubb Corporation. We viewed the company as a well-capitalized, higher-quality name, but Chubb suffered from the poor pricing environment for property and casualty insurers and underperformed as the market rebounded.

Stock selection in the health care sector was another source of weakness. Medical equipment companies Becton Dickinson and C.R. Bard and scientific tools provider Thermo Fisher Scientific were leading detractors. These generally defensive-oriented shares lagged in the rally since early March, and suffered from concerns that spending for medical equipment might slow along with the economy. Another key detractor in the sector was drug giant Schering-Plough, which was a takeover target of Merck and to which the portfolio had no exposure.

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized. **The Lipper Multi-Cap Growth Funds category average returns were -34.34% for the one-year period ended April 30, 2009 and -3.86% since the fund’s inception.

Focused Growth

Consumer Discretionary, IT Led Contributors

A number of the leading contributors to relative results resided in the consumer discretionary sector, led by mid-price retailer Kohl’s, which gained market share despite the drop-off in consumer spending. The company also benefited from being one of the retailers best able to manage inventory in the challenging economic environment. Another key contributor was auto parts retailer Advance Auto Parts, which benefited as the decline in new car sales meant an older fleet of vehicles on the road in need of maintenance. Auto component manufacturer BorgWarner also did well, as its prospects were bolstered by the need for more fuel-efficient and higher-performance engines.

The number one contributor to performance compared with the benchmark was semiconductor firm Marvell Technology Group, a multinational corporation, which did well as the company announced cost cuts and improving margins. Communications equipment firm QUALCOMM also helped relative results, benefiting from the continued growth in the market for smart phones and need to build out data and communication networks. Western Digital, Apple, EMC, and Xilinx were other notable contributors to relative return in the sector.

Outlook

Regardless of the economic environment, the Focused Growth team remains focused on investing in companies exhibiting improving fundamentals and an ability to sustain that improvement. The portfolio’s sector and industry selection as well as capitalization range allocations are primarily a result of identifying what the managers believe to be superior individual securities. As of April 30, 2009, they found opportunity in the consumer discretionary sector, one of the portfolio’s largest overweight positions. The most notable sector underweights were in information technology and energy shares.

Focused Growth

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
QUALCOMM, Inc.	3.9%	3.8%
Coca-Cola Co. (The)	3.8%	3.9%
Apple, Inc.	3.6%	2.6%
Union Pacific Corp.	3.5%	3.2%
Raytheon Co.	3.2%	3.1%
Lowe’s Cos., Inc.	3.0%	0.7%
Marvell Technology Group Ltd.	3.0%	0.4%
DIRECTV Group, Inc. (The)	3.0%	1.9%
Express Scripts, Inc.	2.8%	0.4%
Honeywell International, Inc.	2.7%	2.6%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Computers & Peripherals	6.8%	3.3%
Semiconductors & Semiconductor Equipment	6.5%	6.1%
Aerospace & Defense	5.9%	5.7%
Communications Equipment	5.8%	6.6%
Health Care Equipment & Supplies	4.3%	8.4%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	91.2%	93.3%
Foreign Common Stocks(1)	6.5%	4.2%
Total Common Stocks	97.7%	97.5%
Temporary Cash Investments	2.6%	4.2%
Other Assets and Liabilities	(0.3)%	(1.7)%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

Performance
Fundamental Equity

Total Returns as of April 30, 2009
			Average Annual
			Returns
			Since	Inception
	6 months(1)	1 year	Inception	Date
A Class				11/30/04
No sales charge*	-8.98%	-34.78%	-0.57%
With sales charge*	-14.17%	-38.51%	-1.89%
S&P 500 Index(2)	-8.53%	-35.31%	-4.55%	—
Investor Class	-8.93%	-34.66%	-2.65%	7/29/05
Institutional Class	-8.74%	-34.45%	-2.45%	7/29/05
B Class				11/30/04
No sales charge*	-9.29%	-35.24%	-1.32%
With sales charge*	-14.29%	-39.24%	-1.80%
C Class				11/30/04
No sales charge*	-9.38%	-35.24%	-1.32%
With sales charge*	-10.28%	-35.24%	-1.32%
R Class	-9.14%	-34.95%	-3.15%	7/29/05

*	Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Fund performance to date was affected by investments in initial public offerings (IPOs), non-U.S. stocks, and small- and mid-cap stocks. IPOs and smaller stocks may have less impact on the fund’s performance as its assets grow. Performance over a longer period of time is more meaningful than short-term performance. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

One-Year Returns Over Life of Class
Periods ended April 30
	2005*	2006	2007	2008	2009
A Class (no sales change)	-0.20%	23.97%	22.49%	-1.34%	-34.78%
S&P 500 Index	-0.74%	15.42%	15.24%	-4.68%	-35.31%
* From 11/30/04, the A Class’s inception date. Not annualized. Fundamental Equity A Class’s initial investment is $9,425 to reflect the maximum
5.75% initial sales charge.

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
1.02%	0.82%	1.27%	2.02%	2.02%	1.52%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Fund performance to date was affected by investments in initial public offerings (IPOs), non-U.S. stocks, and small- and mid-cap stocks. IPOs and smaller stocks may have less impact on the fund’s performance as its assets grow. Performance over a longer period of time is more meaningful than short-term performance. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects A Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Portfolio Commentary
Fundamental Equity

Portfolio Managers: Greg Woodhams, Prescott LeGard, Justin Brown, and Joe Reiland

Performance Summary

Fundamental Equity declined –8.98%* during the six months ended April 30, 2009. By comparison, its benchmark, the S&P 500 Index, fell –8.53%. However, the portfolio’s performance since its November 2004 inception continued to exceed that of its benchmark (additional performance comparisons can be seen on the previous page).

The portfolio declined during a volatile period that saw financial markets fall precipitously through early March, then rally sharply through the end of April. During this time, the portfolio’s financial holdings declined most on an absolute basis; however, stock selection and an underweight position meant the sector was a key contributor to fund performance when compared with the benchmark. Positioning in the health care sector detracted most from performance relative to the index.

Leading Detractors

In health care, selection and allocation decisions detracted most in the pharmaceutical industry. The portfolio held overweight positions in a handful of names that underperformed, including Abbott Laboratories and Pfizer. At the same time, the portfolio was underweight Schering-Plough, which benefited from being a takeover target of Merck, and Bristol-Myers Squibb, which also outperformed. In addition, biopharmaceutical firm Amgen lagged after reporting disappointing results.

Elsewhere, an underweight position and stock selection in the utilities sector weighed on Fundamental Equity’s relative returns. It hurt to hold a stake in multi-utility CenterPoint Energy, which revised down earnings guidance amid difficult economic conditions. Electric utilities FirstEnergy and Pepco Holdings were other detractors in the sector.

Stock selection within the energy sector also detracted from Fundamental Equity’s performance compared with the benchmark. The portfolio was hurt by an overweight position in Sunoco, whose share price declined, and an underweight position in Exxon Mobil, which held up relatively well amid the market volatility.

Financials Helped Relative Results

The key contribution to relative return came from an underweight position and stock selection in the poor-performing financials sector. The portfolio benefited from being underrepresented in banks and the big, diversified financial services firms, which continued to face concerns about credit losses and capital requirements. In particular, it helped to have no exposure to Citigroup, and to hold underweight positions in JP Morgan Chase and

*	All fund returns referenced in this commentary are for A Class shares and are not reduced by sales charges. A Class shares are subject to a maximum sales charge of 5.75%. Had the sales charge been applied, returns would be lower than those shown. Total returns for periods less than one year are not annualized.

Fundamental Equity

U.S. Bancorp, among others. These three were top-10 contributors to relative results. Related to this theme was the portfolio’s underweight position in General Electric, which is categorized as an industrial conglomerate but underperformed badly for the six months because of credit losses in its finance arm. Being underrepresented in GE contributed most to the portfolio’s performance compared with the S&P 500.

Materials, Information Technology Helped

Stock selection in the materials and information technology sectors also helped performance. In the materials sector, food packaging company Crown Holdings was a key contributor to relative returns. The portfolio also benefited from overweight positions in paper and forest products company International Paper, and metals and mining firms Reliance Steel & Aluminum and Freeport-McMoRan Copper & Gold.

Another leading contributor to performance compared with the benchmark was semiconductor firm Marvell Technology Group, which did well as the company announced cost cuts and improving margins. Stakes in IT services firms Western Union and Affiliated Computer Services also helped relative returns.

Outlook

Regardless of the economic environment, Fundamental Equity’s management team remains focused on the fundamental business prospects of its portfolio investments. The managers use a process that combines fundamental measures of a stock’s value and growth potential in an attempt to provide better returns than, and a dividend yield comparable to, the S&P 500 Index without taking on significant additional risk.

As a result of this process, the portfolio’s sector and industry selection as well as capitalization range allocations are primarily a result of identifying what the managers believe to be superior individual securities. As of April 30, 2009, they found opportunity in the industrials sector, one of the portfolio’s largest overweight positions. The most notable sector underweights were in financial and energy shares.

Fundamental Equity

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Exxon Mobil Corp.	4.5%	3.7%
Cisco Systems, Inc.	2.8%	1.8%
Procter & Gamble Co. (The)	2.6%	2.7%
Pfizer, Inc.	2.4%	0.9%
Abbott Laboratories	2.3%	0.9%
Chevron Corp.	2.3%	2.3%
Amgen, Inc.	2.2%	1.2%
International Business Machines Corp.	2.2%	1.5%
Johnson & Johnson	2.0%	2.7%
Honeywell International, Inc.	1.9%	1.7%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Oil, Gas & Consumable Fuels	10.9%	10.7%
Pharmaceuticals	9.0%	6.9%
IT Services	5.0%	3.8%
Food Products	4.0%	2.9%
Computers & Peripherals	3.7%	1.7%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Common Stocks & Futures	98.6%	97.5%
Temporary Cash Investments	1.5%	2.5%
Other Assets and Liabilities	(0.1)%	—(1)
(1) Category is less than 0.05% of total net assets.

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds.

To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 – 4/30/09	Expense Ratio*
Select
Actual
Investor Class	$1,000	$984.80	$4.92	1.00%
Institutional Class	$1,000	$985.80	$3.94	0.80%
A Class	$1,000	$983.60	$6.15	1.25%
B Class	$1,000	$980.00	$9.82	2.00%
C Class	$1,000	$980.00	$9.82	2.00%
R Class	$1,000	$982.30	$7.37	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
Capital Growth
Actual
Investor Class	$1,000	$980.30	$4.96	1.01%
Institutional Class	$1,000	$981.30	$3.98	0.81%
A Class	$1,000	$978.80	$6.18	1.26%
B Class	$1,000	$975.90	$9.85	2.01%
C Class	$1,000	$974.70	$9.84	2.01%
R Class	$1,000	$977.80	$7.40	1.51%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
Institutional Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
B Class	$1,000	$1,014.83	$10.04	2.01%
C Class	$1,000	$1,014.83	$10.04	2.01%
R Class	$1,000	$1,017.31	$7.55	1.51%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 – 4/30/09	Expense Ratio*
Focused Growth
Actual
Investor Class	$1,000	$974.80	$4.90	1.00%
Institutional Class	$1,000	$975.40	$3.92	0.80%
A Class	$1,000	$973.60	$6.12	1.25%
B Class	$1,000	$969.00	$9.76	2.00%
C Class	$1,000	$969.00	$9.76	2.00%
R Class	$1,000	$971.10	$7.33	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
Fundamental Equity
Actual
Investor Class	$1,000	$910.70	$4.78	1.01%
Institutional Class	$1,000	$912.60	$3.84	0.81%
A Class	$1,000	$910.20	$5.97	1.26%
B Class	$1,000	$907.10	$9.50	2.01%
C Class	$1,000	$906.20	$9.50	2.01%
R Class	$1,000	$908.60	$7.15	1.51%
Hypothetical
Investor Class	$1,000	$1,019.79	$5.06	1.01%
Institutional Class	$1,000	$1,020.78	$4.06	0.81%
A Class	$1,000	$1,018.55	$6.31	1.26%
B Class	$1,000	$1,014.83	$10.04	2.01%
C Class	$1,000	$1,014.83	$10.04	2.01%
R Class	$1,000	$1,017.31	$7.55	1.51%

*	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments
Select

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.5%			ELECTRICAL EQUIPMENT — 4.7%
AEROSPACE & DEFENSE — 3.2%			ABB Ltd. ADR	1,771,246	$ 25,187,118
General Dynamics Corp.	558,884	$ 28,877,536	Emerson Electric Co.	889,353	30,273,576
			Q-Cells SE(1)	359,574	7,721,461
Rockwell Collins, Inc.	488,190	18,722,087
		47,599,623	Vestas Wind Systems A/S(1)	95,830	6,323,531
BEVERAGES — 3.7%					69,505,686
Coca-Cola Co. (The)	929,945	40,034,132	ENERGY EQUIPMENT & SERVICES — 4.1%
Diageo plc	1,242,497	14,943,655	National Oilwell Varco, Inc.(1)	424,867	12,864,973
		54,977,787	Schlumberger Ltd.	532,192	26,072,086
BIOTECHNOLOGY — 3.3%			Transocean Ltd.(1)	319,980	21,592,250
Genzyme Corp.(1)	527,262	28,118,882			60,529,309
Gilead Sciences, Inc.(1)	462,142	21,166,104	FOOD & STAPLES RETAILING — 4.8%
		49,284,986	Costco Wholesale Corp.	307,548	14,946,833
CAPITAL MARKETS — 3.3%			CVS Caremark Corp.	596,629	18,960,870
Bank of New York			Wal-Mart Stores, Inc.	739,161	37,253,714
Mellon Corp. (The)	1,157,176	29,484,845			71,161,417
Franklin Resources, Inc.	316,903	19,166,293	HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
		48,651,138	Baxter International, Inc.	379,914	18,425,829
CHEMICALS — 3.9%			Medtronic, Inc.	590,579	18,898,528
Ecolab, Inc.	313,309	12,078,062			37,324,357
Monsanto Co.	338,428	28,729,153	HEALTH CARE PROVIDERS & SERVICES — 3.7%
Potash Corp. of Saskatchewan	194,053	16,783,644	Medco Health
		57,590,859	Solutions, Inc.(1)	700,115	30,490,008
COMMUNICATIONS EQUIPMENT — 5.2%			UnitedHealth Group, Inc.	1,067,216	25,100,921
Cisco Systems, Inc.(1)	2,289,287	44,229,025			55,590,929
QUALCOMM, Inc.	777,540	32,905,493	HOTELS, RESTAURANTS & LEISURE — 3.5%
		77,134,518	McDonald’s Corp.	511,502	27,257,942
COMPUTERS & PERIPHERALS — 8.7%			Yum! Brands, Inc.	759,260	25,321,321
Apple, Inc.(1)	362,881	45,661,316			52,579,263
EMC Corp.(1)	2,527,708	31,672,181	HOUSEHOLD PRODUCTS — 1.8%
Hewlett-Packard Co.	1,086,378	39,087,881	Colgate-Palmolive Co.	456,017	26,905,003
			INTERNET SOFTWARE & SERVICES — 4.0%
Teradata Corp.(1)	707,442	11,828,430
			Baidu.com, Inc. ADR(1)	61,673	14,363,642
		128,249,808
CONSTRUCTION & ENGINEERING — 0.9%			Google, Inc., Class A(1)	111,884	44,302,707
Fluor Corp.	339,143	12,843,345			58,666,349
DIVERSIFIED FINANCIAL SERVICES — 1.3%			IT SERVICES — 2.2%
Hong Kong Exchanges			MasterCard, Inc., Class A	175,579	32,209,967
and Clearing Ltd.	537,000	6,263,805	LEISURE EQUIPMENT & PRODUCTS — 1.2%
JPMorgan Chase & Co.	375,186	12,381,138	Hasbro, Inc.	654,453	17,447,717
		18,644,943	LIFE SCIENCES TOOLS & SERVICES — 1.0%
ELECTRIC UTILITIES — 1.0%			Thermo Fisher
			Scientific, Inc.(1)	445,578	15,630,876
Exelon Corp.	315,947	14,574,635

Select

	Shares	Value		Shares	Value
MACHINERY — 1.2%			TRANSPORTATION INFRASTRUCTURE — 0.6%
Parker-Hannifin Corp.	389,550	$ 17,666,092	China Merchants Holdings
MEDIA — 0.8%			International Co. Ltd.	1,539,973	$ 3,672,067
Walt Disney Co. (The)	553,462	12,120,818	Hopewell Highway
METALS & MINING — 1.3%			Infrastructure Ltd.	8,974,500	4,909,888
Freeport-McMoRan					8,581,955
Copper & Gold, Inc.	439,523	18,745,656	WIRELESS TELECOMMUNICATION SERVICES — 0.8%
MULTILINE RETAIL — 0.7%			Rogers Communications, Inc.,
Kohl’s Corp.(1)	217,763	9,875,552	Class B	491,410	12,074,199
			TOTAL COMMON STOCKS
OIL, GAS & CONSUMABLE FUELS — 3.9%			(Cost $1,744,405,874)		1,472,276,069
EnCana Corp.	307,733	14,072,630
EOG Resources, Inc.	241,689	15,342,418	Temporary Cash Investments — 0.6%
Occidental Petroleum Corp.	500,793	28,189,638	JPMorgan U.S. Treasury
			Plus Money Market Fund
		57,604,686	Agency Shares	83,684	83,684
PHARMACEUTICALS — 2.8%			Repurchase Agreement, Deutsche Bank
Allergan, Inc.	472,390	22,041,717	Securities, Inc., (collateralized by various
Johnson & Johnson	371,553	19,454,515	U.S. Treasury obligations, 3.75%, 11/15/18,
		41,496,232	valued at $8,881,830), in a joint trading
			account at 0.14%, dated 4/30/09, due
PROFESSIONAL SERVICES — 1.1%			5/1/09 (Delivery value $8,700,034)		8,700,000
Robert Half			TOTAL TEMPORARY CASH
International, Inc.	692,990	16,645,620	INVESTMENTS
ROAD & RAIL — 0.8%			(Cost $8,783,684)		8,783,684
J.B. Hunt Transport			TOTAL INVESTMENT
Services, Inc.	414,104	11,644,604	SECURITIES — 100.1%
SEMICONDUCTORS & SEMICONDUCTOR			(Cost $1,753,189,558)		1,481,059,753
EQUIPMENT — 3.5%			OTHER ASSETS
Applied Materials, Inc.	1,722,624	21,033,239	AND LIABILITIES — (0.1)%		(2,044,113)
Linear Technology Corp.	1,045,996	22,781,793	TOTAL NET ASSETS — 100.0%		$1,479,015,640
MEMC Electronic
Materials, Inc.(1)	468,044	7,582,313	Geographic Diversification
		51,397,345	(as a % of net assets)
SOFTWARE — 8.6%			United States		87.9%
Adobe Systems, Inc.(1)	1,304,766	35,685,350	Switzerland		3.2%
Microsoft Corp.	1,857,112	37,625,089	Canada		2.9%
Nintendo Co. Ltd.	90,500	24,143,733	Japan		1.6%
Oracle Corp.	1,528,828	29,567,534	United Kingdom		1.0%
		127,021,706	Hong Kong		1.0%
SPECIALTY RETAIL — 3.6%			People’s Republic of China		1.0%
Lowe’s Cos., Inc.	1,396,786	30,030,899	Germany		0.5%
TJX Cos., Inc. (The)	854,421	23,898,155	Denmark		0.4%
		53,929,054	Cash and Equivalents*		0.5%
TOBACCO — 1.8%			* Includes temporary cash investments and other assets and liabilities.
Philip Morris
International, Inc.	728,454	26,370,035

Select

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
10,713,967	CAD for USD	5/29/09	$ 8,979,062	$(208,086)
26,089,718	DKK for USD	5/29/09	4,631,325	(49,464)
3,501,462	EUR for USD	5/29/09	4,632,492	(52,443)
7,343,157	GBP for USD	5/29/09	10,863,100	(137,244)
1,179,667,500	JPY for USD	5/29/09	11,966,186	263,036
			$41,072,165	$(184,201)
(Value on Settlement Date $40,887,964)

Notes to Schedule of Investments
ADR = American Depositary Receipt
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

Capital Growth

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 98.3%			CONSUMER FINANCE — 1.1%
AEROSPACE & DEFENSE — 3.1%			American Express Co.	8,000	$ 201,760
Honeywell International, Inc.	5,400	$ 168,534	DIVERSIFIED — 1.4%
			iShares Russell 1000
Raytheon Co.	7,400	334,702	Growth Index Fund	6,900	266,616
Rockwell Collins, Inc.	2,137	81,954	DIVERSIFIED FINANCIAL SERVICES — 0.8%
		585,190	IntercontinentalExchange, Inc.(1)	1,800	157,680
AIR FREIGHT & LOGISTICS — 0.5%			DIVERSIFIED TELECOMMUNICATION
United Parcel			SERVICES — 0.3%
Service, Inc., Class B	2,000	104,680	CenturyTel, Inc.	1,981	53,784
AUTO COMPONENTS — 1.4%			ELECTRIC UTILITIES — 1.3%
BorgWarner, Inc.	9,300	269,235	FPL Group, Inc.	4,500	242,055
BEVERAGES — 4.0%			ELECTRICAL EQUIPMENT — 0.3%
Coca-Cola Co. (The)	10,500	452,025	Cooper Industries Ltd., Class A	1,941	63,645
PepsiCo, Inc.	6,100	303,536	ELECTRONIC EQUIPMENT, INSTRUMENTS
		755,561	& COMPONENTS — 0.2%
BIOTECHNOLOGY — 1.9%			Arrow Electronics, Inc.(1)	1,565	35,588
Alexion			ENERGY EQUIPMENT & SERVICES — 2.7%
Pharmaceuticals, Inc.(1)	2,766	92,440
			Baker Hughes, Inc.	1,114	39,636
Amgen, Inc.(1)	1,933	93,692
Gilead Sciences, Inc.(1)	3,800	174,040	Noble Corp.	5,931	162,094
		360,172	Schlumberger Ltd.	5,000	244,950
			Transocean Ltd.(1)	900	60,732
CAPITAL MARKETS — 1.5%					507,412
Goldman Sachs
Group, Inc. (The)	1,300	167,050	FOOD & STAPLES RETAILING — 3.3%
Northern Trust Corp.	2,300	125,028	Walgreen Co.	11,400	358,302
		292,078	Wal-Mart Stores, Inc.	5,300	267,120
CHEMICALS — 3.7%					625,422
Celanese Corp., Class A	9,210	191,937	FOOD PRODUCTS — 2.2%
Monsanto Co.	4,300	365,027	General Mills, Inc.	2,300	116,587
Mosaic Co. (The)	3,405	137,732	Kellogg Co.	4,121	173,535
		694,696	Nestle SA	3,800	124,386
COMMERCIAL BANKS — 0.2%					414,508
Wells Fargo & Co.	2,100	42,021	HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
COMMUNICATIONS EQUIPMENT — 5.6%			Alcon, Inc.	700	64,407
Cisco Systems, Inc.(1)	19,200	370,944	Baxter International, Inc.	4,400	213,400
F5 Networks, Inc.(1)	3,100	84,537	Becton, Dickinson & Co.	3,100	187,488
QUALCOMM, Inc.	11,100	469,752	C.R. Bard, Inc.	1,700	121,771
			DENTSPLY International, Inc.	1,647	47,137
Research In Motion Ltd.(1)	1,944	135,108
			Edwards Lifesciences Corp.(1)	1,168	74,028
		1,060,341
			Gen-Probe, Inc.(1)	1,719	82,787
COMPUTERS & PERIPHERALS — 5.8%
			Intuitive Surgical, Inc.(1)	461	66,259
Apple, Inc.(1)	4,000	503,320
			Kinetic Concepts, Inc.(1)	1,555	38,502
EMC Corp.(1)	11,100	139,083
Hewlett-Packard Co.	7,841	282,119	Medtronic, Inc.	4,700	150,400
NetApp, Inc.(1)	6,425	117,578	Mettler-Toledo
			International, Inc.(1)	912	56,207
Western Digital Corp.(1)	2,112	49,674			1,102,386
		1,091,774

Capital Growth

	Shares	Value		Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 2.1%			MEDIA — 1.5%
CIGNA Corp.	2,048	$ 40,366	DIRECTV Group, Inc. (The)(1)	7,500	$ 185,475
Express Scripts, Inc.(1)	4,000	255,880	Scripps Networks Interactive,
UnitedHealth Group, Inc.	4,345	102,195	Inc., Class A	3,473	95,299
		398,441			280,774
HOTELS, RESTAURANTS & LEISURE — 0.3%			METALS & MINING — 0.5%
Chipotle Mexican Grill, Inc.,			Newmont Mining Corp.	2,262	91,023
Class A(1)	600	48,654	MULTILINE RETAIL — 3.1%
HOUSEHOLD DURABLES — 1.3%			Kohl’s Corp.(1)	5,300	240,355
KB Home	7,895	142,663	Target Corp.	8,500	350,710
Mohawk Industries, Inc.(1)	2,316	109,570			591,065
		252,233	MULTI-UTILITIES — 0.3%
HOUSEHOLD PRODUCTS — 1.3%			Sempra Energy	1,072	49,333
Procter & Gamble Co. (The)	4,992	246,805	OIL, GAS & CONSUMABLE FUELS — 4.2%
INDUSTRIAL CONGLOMERATES — 1.5%			Apache Corp.	1,345	97,997
3M Co.	5,100	293,760	EOG Resources, Inc.	3,351	212,721
INSURANCE — 0.7%			Exxon Mobil Corp.	3,514	234,278
Aflac, Inc.	3,500	101,115	Occidental Petroleum Corp.	3,037	170,953
Chubb Corp. (The)	600	23,370	Quicksilver Resources, Inc.(1)	10,729	87,227
		124,485			803,176
INTERNET & CATALOG RETAIL — 0.5%			PERSONAL PRODUCTS — 0.6%
Amazon.com, Inc.(1)	1,167	93,967	Estee Lauder Cos., Inc. (The),
INTERNET SOFTWARE & SERVICES — 3.1%			Class A	1,500	44,850
Akamai Technologies, Inc.(1)	3,700	81,474	Mead Johnson Nutrition Co.,
			Class A(1)	2,201	62,178
Google, Inc., Class A(1)	1,300	514,761
					107,028
		596,235	PHARMACEUTICALS — 2.6%
IT SERVICES — 4.4%			Abbott Laboratories	9,400	393,390
Global Payments, Inc.	3,600	115,416	Novo Nordisk A/S B Shares	1,900	90,952
International Business
Machines Corp.	4,900	505,729			484,342
Visa, Inc., Class A	3,330	216,317	REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
		837,462	Digital Realty Trust, Inc.	3,000	108,030
LIFE SCIENCES TOOLS & SERVICES — 1.0%			ROAD & RAIL — 1.6%
Illumina, Inc.(1)	1,000	37,350	Union Pacific Corp.	5,994	294,545
QIAGEN NV(1)	2,745	45,238	SEMICONDUCTORS & SEMICONDUCTOR
			EQUIPMENT — 4.7%
Thermo Fisher Scientific, Inc.(1)	3,000	105,240	Altera Corp.	4,200	68,502
		187,828	Applied Materials, Inc.	11,055	134,982
MACHINERY — 3.2%			Broadcom Corp., Class A(1)	6,300	146,097
Illinois Tool Works, Inc.	4,948	162,294	Intel Corp.	7,607	120,038
Navistar International Corp.(1)	5,000	189,000	Intersil Corp., Class A	3,809	44,184
PACCAR, Inc.	2,797	99,126	Linear Technology Corp.	2,719	59,220
Valmont Industries, Inc.	2,300	146,694	Marvell Technology Group Ltd.(1)	13,231	145,276
		597,114	NVIDIA Corp.(1)	3,954	45,392
			Xilinx, Inc.	5,977	122,170
					885,861

Capital Growth

	Shares	Value		Shares	Value
SOFTWARE — 6.7%			WIRELESS TELECOMMUNICATION SERVICES — 1.5%
Activision Blizzard, Inc.(1)	6,600	$ 71,082	American Tower Corp., Class A(1)	7,000	$ 222,320
Check Point Software			MetroPCS
Technologies Ltd.(1)	574	13,300	Communications, Inc.(1)	3,246	55,474
Microsoft Corp.	33,900	686,814			277,794
Oracle Corp.	22,700	439,018	TOTAL COMMON STOCKS
salesforce.com, inc.(1)	1,500	64,215	(Cost $17,807,285)		18,580,939
		1,274,429	Temporary Cash Investments — 1.7%
SPECIALTY RETAIL — 3.3%			JPMorgan U.S. Treasury
Advance Auto Parts, Inc.	788	34,475	Plus Money Market Fund
CarMax, Inc.(1)	7,703	98,290	Agency Shares	30,037	30,037
Chico’s FAS, Inc.(1)	5,900	45,076	Repurchase Agreement, Credit Suisse First
			Boston, Inc., (collateralized by various U.S.
J. Crew Group, Inc.(1)	4,927	84,794	Treasury obligations, 0.29%, 10/29/09,
Lowe’s Cos., Inc.	10,227	219,881	valued at $306,026), in a joint trading
O’Reilly Automotive, Inc.(1)	3,500	135,975	account at 0.10%, dated 4/30/09, due
			5/1/09 (Delivery value $300,001)		300,000
		618,491	TOTAL TEMPORARY CASH
TEXTILES, APPAREL & LUXURY GOODS — 0.4%			INVESTMENTS
Polo Ralph Lauren Corp.	1,412	76,022	(Cost $330,037)		330,037
TRADING COMPANIES & DISTRIBUTORS — 0.2%			TOTAL INVESTMENT
WESCO International, Inc.(1)	1,363	35,438	SECURITIES — 100.0%
			(Cost $18,137,322)		18,910,976
			OTHER ASSETS AND LIABILITIES(2)		(6,038)
			TOTAL NET ASSETS — 100.0%		$18,904,938

Forward Foreign Currency Exchange Contracts
	Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
	116,006	CHF for USD	5/29/09	$101,669	$ (280)
	409,640	DKK for USD	5/29/09	72,718	(856)
				$174,387	$(1,136)
(Value on Settlement Date $173,251)

Notes to Schedule of Investments
CHF = Swiss Franc
DKK = Danish Krone
USD = United States Dollar
(1)	Non-income producing.
(2)	Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

Focused Growth

APRIL 30, 2009 (UNAUDITED)

Shares		Value	Shares		Value
Common Stocks — 97.7%			ENERGY EQUIPMENT & SERVICES — 1.7%
AEROSPACE & DEFENSE — 5.9%			Baker Hughes, Inc.	182	$ 6,475
Honeywell International, Inc.	8,288	$ 258,669	Noble Corp.	4,502	123,040
Raytheon Co.	6,562	296,799	Schlumberger Ltd.	718	35,175
		555,468			164,690
AUTO COMPONENTS — 1.3%			FOOD PRODUCTS — 3.7%
BorgWarner, Inc.	4,214	121,995	Kellogg Co.	5,912	248,954
BEVERAGES — 3.8%			Nestle SA	3,116	101,997
Coca-Cola Co. (The)	8,468	364,547			350,951
BIOTECHNOLOGY — 1.5%			HEALTH CARE EQUIPMENT & SUPPLIES — 4.3%
Alexion Pharmaceuticals, Inc.(1)	298	9,959	Alcon, Inc.	151	13,894
Amgen, Inc.(1)	1,979	95,922	Becton, Dickinson & Co.	4,036	244,097
Gilead Sciences, Inc.(1)	702	32,152	C.R. Bard, Inc.	1,550	111,026
		138,033	Gen-Probe, Inc.(1)	861	41,466
CAPITAL MARKETS — 1.0%					410,483
Goldman Sachs Group, Inc. (The)	122	15,677	HEALTH CARE PROVIDERS & SERVICES — 3.2%
Northern Trust Corp.	1,521	82,682	CIGNA Corp.	1,449	28,560
		98,359	Express Scripts, Inc.(1)	4,190	268,034
CHEMICALS — 4.2%			UnitedHealth Group, Inc.	225	5,292
Celanese Corp., Class A	6,080	126,707			301,886
Monsanto Co.	2,164	183,702	HOUSEHOLD DURABLES — 0.9%
Mosaic Co. (The)	2,227	90,082	KB Home	4,779	86,357
		400,491	HOUSEHOLD PRODUCTS — 0.2%
COMMERCIAL BANKS — 0.6%			Procter & Gamble Co. (The)	302	14,931
Wells Fargo & Co.	2,959	59,210	INSURANCE — 3.1%
COMMUNICATIONS EQUIPMENT — 5.8%			Aflac, Inc.	2,723	78,668
Cisco Systems, Inc.(1)	9,170	177,164	Chubb Corp. (The)	5,578	217,263
QUALCOMM, Inc.	8,793	372,120			295,931
		549,284	INTERNET SOFTWARE & SERVICES — 2.2%
COMPUTERS & PERIPHERALS — 6.8%			Akamai Technologies, Inc.(1)	1,328	29,242
Apple, Inc.(1)	2,690	338,483	Google, Inc., Class A(1)	447	176,999
EMC Corp.(1)	14,372	180,081			206,241
NetApp, Inc.(1)	940	17,202	IT SERVICES — 1.6%
Western Digital Corp.(1)	4,532	106,592	Global Payments, Inc.	4,749	152,253
		642,358	LIFE SCIENCES TOOLS & SERVICES — 2.2%
DIVERSIFIED — 2.5%			Thermo Fisher Scientific, Inc.(1)	5,983	209,884
iShares Russell 1000 Growth			MACHINERY — 2.5%
Index Fund	6,168	238,331
			Navistar International Corp.(1)	3,678	139,029
DIVERSIFIED FINANCIAL SERVICES — 0.8%
IntercontinentalExchange, Inc.(1)	812	71,131	Valmont Industries, Inc.	1,513	96,499
ELECTRIC UTILITIES — 2.5%					235,528
FPL Group, Inc.	4,486	241,302	MEDIA — 3.2%
			DIRECTV Group, Inc. (The)(1)	11,334	280,290
ELECTRICAL EQUIPMENT — 1.7%
Cooper Industries Ltd., Class A	4,769	156,375	Scripps Networks
			Interactive, Inc., Class A	1,002	27,495
ELECTRONIC EQUIPMENT, INSTRUMENTS					307,785
& COMPONENTS — 0.2%
Anixter International, Inc.(1)	510	20,288

Focused Growth

	Shares	Value		Shares	Value
MULTILINE RETAIL — 3.7%			SPECIALTY RETAIL — 3.5%
Kohl’s Corp.(1)	5,669	$ 257,089	Advance Auto Parts, Inc.	1,165	$ 50,969
Target Corp.	2,320	95,723	Lowe’s Cos., Inc.	13,216	284,144
		352,812			335,113
OIL, GAS & CONSUMABLE FUELS — 3.0%			TRADING COMPANIES & DISTRIBUTORS — 0.4%
Apache Corp.	2,131	155,265	WESCO International, Inc.(1)	1,378	35,828
EOG Resources, Inc.	1,349	85,634	WIRELESS TELECOMMUNICATION SERVICES — 2.2%
Quicksilver Resources, Inc.(1)	5,225	42,479	American Tower Corp.,
		283,378	Class A(1)	6,549	207,996
PHARMACEUTICALS — 3.1%			TOTAL COMMON STOCKS
			(Cost $10,160,653)		9,260,644
Abbott Laboratories	1,849	77,381
Novo Nordisk A/S B Shares	4,514	216,082	Temporary Cash Investments — 2.6%
		293,463	JPMorgan U.S. Treasury
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.5%			Plus Money Market Fund
			Agency Shares	47,880	47,880
Digital Realty Trust, Inc.	1,300	46,813
			Repurchase Agreement, Goldman Sachs
ROAD & RAIL — 3.5%			Group, Inc., (collateralized by various U.S.
Union Pacific Corp.	6,698	329,140	Treasury obligations, 4.75%, 2/15/37, valued
SEMICONDUCTORS & SEMICONDUCTOR			at $203,635), in a joint trading account
EQUIPMENT — 6.5%			at 0.08%, dated 4/30/09, due 5/1/09
Altera Corp.	10,116	164,992	(Delivery value $200,000)		200,000
Linear Technology Corp.	3,927	85,530	TOTAL TEMPORARY
			CASH INVESTMENTS
Marvell Technology Group Ltd.(1)	25,711	282,307	(Cost $247,880)		247,880
Xilinx, Inc.	3,842	78,530	TOTAL INVESTMENT
		611,359	SECURITIES — 100.3%
SOFTWARE — 3.9%			(Cost $10,408,533)		9,508,524
Microsoft Corp.	2,330	47,206	OTHER ASSETS
			AND LIABILITIES — (0.3)%		(28,863)
Oracle Corp.	12,722	246,043
			TOTAL NET ASSETS — 100.0%		$9,479,661
salesforce.com, inc.(1)	1,808	77,401
		370,650

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
95,125	CHF for USD	5/29/09	$ 83,369	$ (230)
973,218	DKK for USD	5/29/09	172,761	(2,033)
			$256,130	$(2,263)
(Value on Settlement Date $253,867)

Notes to Schedule of Investments
CHF = Swiss Franc
DKK = Danish Krone
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

Fundamental Equity

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 96.3%			CONTAINERS & PACKAGING — 0.6%
			Pactiv Corp.(1)	40,700	$ 889,702
AEROSPACE & DEFENSE — 3.4%
General Dynamics Corp.	43,000	$ 2,221,810	Sealed Air Corp.	21,917	417,738
Honeywell International, Inc.	134,841	4,208,388			1,307,440
United Technologies Corp.	23,700	1,157,508	DIVERSIFIED FINANCIAL SERVICES — 2.7%
		7,587,706	Bank of America Corp.	94,900	847,457
BEVERAGES — 0.5%			JPMorgan Chase & Co.	116,271	3,836,943
Coca-Cola Enterprises, Inc.	61,000	1,040,660	NYSE Euronext	51,753	1,199,117
BIOTECHNOLOGY — 2.3%					5,883,517
Amgen, Inc.(1)	100,376	4,865,225	DIVERSIFIED TELECOMMUNICATION
			SERVICES — 2.1%
Gilead Sciences, Inc.(1)	7,100	325,180
		5,190,405	AT&T, Inc.	77,223	1,978,453
			Qwest Communications
CAPITAL MARKETS — 1.9%			International, Inc.	356,757	1,387,785
BlackRock, Inc.	7,897	1,157,068	Verizon Communications, Inc.	45,300	1,374,402
Charles Schwab Corp. (The)	101,596	1,877,494			4,740,640
Knight Capital Group, Inc.,			ELECTRIC UTILITIES — 2.3%
Class A(1)	32,708	506,647
			FirstEnergy Corp.	102,292	4,183,743
TD Ameritrade Holding Corp.(1)	40,857	650,035	Pepco Holdings, Inc.	81,000	967,950
		4,191,244			5,151,693
CHEMICALS — 0.9%			ELECTRICAL EQUIPMENT — 1.3%
CF Industries Holdings, Inc.	3,500	252,175	Belden, Inc.	20,361	328,219
International Flavors &			Emerson Electric Co.	65,590	2,232,684
Fragrances, Inc.	38,035	1,186,692
			GrafTech International Ltd.(1)	32,090	282,071
Mosaic Co. (The)	8,600	347,870			2,842,974
Terra Industries, Inc.	11,500	304,750
		2,091,487	ELECTRONIC EQUIPMENT, INSTRUMENTS
			& COMPONENTS — 0.3%
COMMERCIAL BANKS — 2.7%			Avnet, Inc.(1)	25,609	560,581
Bank of Hawaii Corp.	20,875	733,548	ENERGY EQUIPMENT & SERVICES — 2.3%
BB&T Corp.	47,200	1,101,648	ENSCO International, Inc.	8,978	253,898
U.S. Bancorp.	82,600	1,504,972	Nabors Industries Ltd.(1)	73,696	1,120,916
Wells Fargo & Co.	137,500	2,751,375	National Oilwell Varco, Inc.(1)	5,601	169,598
		6,091,543
			Noble Corp.	65,099	1,779,156
COMMERCIAL SERVICES & SUPPLIES — 0.1%
			Patterson-UTI Energy, Inc.	74,226	943,412
Knoll, Inc.	39,421	279,101
			Rowan Cos., Inc.	27,534	429,806
COMMUNICATIONS EQUIPMENT — 2.8%
			Unit Corp.(1)	13,344	364,158
Cisco Systems, Inc.(1)(2)	321,790	6,216,983
					5,060,944
COMPUTERS & PERIPHERALS — 3.7%
			FOOD & STAPLES RETAILING — 2.9%
Apple, Inc.(1)	29,045	3,654,732
			CVS Caremark Corp.	71,800	2,281,804
EMC Corp.(1)	231,600	2,901,948
			Safeway, Inc.	22,248	439,398
Hewlett-Packard Co.	43,400	1,561,532	SUPERVALU, INC.	21,123	345,361
		8,118,212	SYSCO Corp.	16,480	384,478
CONSTRUCTION & ENGINEERING — 0.8%			Wal-Mart Stores, Inc.	59,309	2,989,174
EMCOR Group, Inc.(1)	16,705	347,297
					6,440,215
Fluor Corp.	27,467	1,040,175
Foster Wheeler AG(1)	17,305	372,577
		1,760,049

Fundamental Equity

	Shares	Value		Shares	Value
FOOD PRODUCTS — 4.0%			LEISURE EQUIPMENT & PRODUCTS — 0.5%
Archer-Daniels-Midland Co.	130,600	$ 3,215,372	Hasbro, Inc.	37,720	$ 1,005,615
H.J. Heinz Co.	119,800	4,123,516	LIFE SCIENCES TOOLS & SERVICES — 0.1%
Kraft Foods, Inc., Class A	66,352	1,552,637	Thermo Fisher Scientific, Inc.(1)	5,606	196,658
		8,891,525	MACHINERY — 1.7%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%			Dover Corp.	102,871	3,166,369
Baxter International, Inc.	39,800	1,930,300	Wabtec Corp.	15,267	582,284
STERIS Corp.	60,000	1,446,000			3,748,653
		3,376,300	MEDIA — 2.5%
HEALTH CARE PROVIDERS & SERVICES — 0.6%			Comcast Corp., Class A	122,156	1,888,532
Aetna, Inc.	59,300	1,305,193	Omnicom Group, Inc.	18,538	583,391
HOTELS, RESTAURANTS & LEISURE — 2.3%			Time Warner Cable, Inc.	25,251	813,839
Bally Technologies, Inc.(1)	7,881	206,325	Time Warner, Inc.(2)	100,600	2,196,098
McDonald’s Corp.	23,600	1,257,644			5,481,860
WMS Industries, Inc.(1)	39,728	1,275,666	METALS & MINING — 0.8%
Yum! Brands, Inc.	68,000	2,267,800	Cliffs Natural Resources, Inc.	37,300	860,138
		5,007,435	Freeport-McMoRan
HOUSEHOLD DURABLES — 0.2%			Copper & Gold, Inc.	16,377	698,479
D.R. Horton, Inc.	40,700	531,135	Reliance Steel & Aluminum Co.	8,312	292,832
HOUSEHOLD PRODUCTS — 2.6%					1,851,449
Procter & Gamble Co. (The)	116,089	5,739,440	MULTILINE RETAIL — 0.8%
INDUSTRIAL CONGLOMERATES — 1.8%			Big Lots, Inc.(1)	59,327	1,639,798
General Electric Co.	309,769	3,918,578	Kohl’s Corp.(1)	5,100	231,285
INSURANCE — 2.9%					1,871,083
ACE Ltd.	20,975	971,562	MULTI-UTILITIES — 1.3%
Aflac, Inc.	39,600	1,144,044	CenterPoint Energy, Inc.(2)	274,357	2,919,158
American Financial Group, Inc.	10,831	190,409	OIL, GAS & CONSUMABLE FUELS — 10.9%
Assurant, Inc.	30,367	742,170	Alpha Natural Resources, Inc.(1)	30,600	626,688
Chubb Corp. (The)	12,613	491,276	Anadarko Petroleum Corp.	2,492	107,306
Lincoln National Corp.	20,096	225,879	Chevron Corp.	76,824	5,078,066
Prudential Financial, Inc.	25,940	749,147	ConocoPhillips	61,533	2,522,853
Unum Group	124,000	2,026,160	Exxon Mobil Corp.	148,900	9,927,163
		6,540,647	Murphy Oil Corp.	17,601	839,744
INTERNET & CATALOG RETAIL — 0.5%			Occidental Petroleum Corp.	28,800	1,621,152
Amazon.com, Inc.(1)	12,500	1,006,500	Peabody Energy Corp.	20,600	543,634
INTERNET SOFTWARE & SERVICES — 0.6%			Sunoco, Inc.	64,389	1,706,952
eBay, Inc.(1)	13,003	214,159	Valero Energy Corp.	33,687	668,350
Google, Inc., Class A(1)	2,600	1,029,522	W&T Offshore, Inc.	37,083	344,130
		1,243,681	Williams Cos., Inc. (The)	15,077	212,586
IT SERVICES — 5.0%					24,198,624
Accenture Ltd., Class A	46,100	1,356,723	PAPER & FOREST PRODUCTS — 0.3%
Affiliated Computer			International Paper Co.	55,500	702,630
Services, Inc., Class A(1)	50,000	2,419,000	PHARMACEUTICALS — 9.0%
International Business			Abbott Laboratories	121,592	5,088,625
Machines Corp.	46,245	4,772,946	Bristol-Myers Squibb Co.	79,777	1,531,718
Western Union Co. (The)	147,000	2,462,250	Eli Lilly & Co.	59,000	1,942,280
		11,010,919	Johnson & Johnson	84,600	4,429,656

Fundamental Equity

	Shares	Value		Shares	Value
Merck & Co., Inc.	10,705	$ 259,489	TOBACCO — 0.7%
Pfizer, Inc.	400,535	5,351,148	Altria Group, Inc.(2)	95,672	$ 1,562,324
Schering-Plough Corp.	57,000	1,312,140	TRADING COMPANIES & DISTRIBUTORS — 0.3%
		19,915,056	United Rentals, Inc.(1)	103,562	627,586
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%			WIRELESS TELECOMMUNICATION SERVICES — 1.0%
Public Storage	12,419	830,334	American Tower Corp., Class A(1)	71,602	2,274,080
ROAD & RAIL — 1.2%			TOTAL COMMON STOCKS
Norfolk Southern Corp.	12,463	444,680	(Cost $251,401,557)		213,227,237
Ryder System, Inc.	43,379	1,201,164	Temporary Cash Investments —
Union Pacific Corp.	18,690	918,427	Segregated For Futures
		2,564,271	Contracts — 2.3%
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT — 3.6%			Repurchase Agreement, Goldman Sachs
			Group, Inc., (collateralized by various U.S.
Altera Corp.	85,745	1,398,501	Treasury obligations, 4.75%, 2/15/37, valued
Atmel Corp.(1)	119,573	459,160	at $5,271,105), in a joint trading account
Intel Corp.	92,300	1,456,494	at 0.08%, dated 4/30/09, due 5/1/09
Marvell Technology Group Ltd.(1)	205,669	2,258,246	(Delivery value $5,177,012)
			(Cost $5,177,000)		5,177,000
National Semiconductor Corp.	98,447	1,217,790
Xilinx, Inc.	59,287	1,211,826	Temporary Cash Investments — 1.5%
		8,002,017	JPMorgan U.S. Treasury
			Plus Money Market Fund
SOFTWARE — 2.6%			Agency Shares	73,796	73,796
Microsoft Corp.	71,104	1,440,567	Repurchase Agreement, Goldman Sachs
Oracle Corp.	151,588	2,931,712	Group, Inc., (collateralized by various U.S.
Symantec Corp.(1)	77,620	1,338,945	Treasury obligations, 4.75%, 2/15/37, valued
		5,711,224	at $3,383,403), in a joint trading account
			at 0.08%, dated 4/30/09, due 5/1/09
SPECIALTY RETAIL — 2.5%			(Delivery value $3,323,007)		3,323,000
Gap, Inc. (The)	159,271	2,475,071	TOTAL TEMPORARY
Genesco, Inc.(1)	15,235	347,053	CASH INVESTMENTS
Lowe’s Cos., Inc.	112,060	2,409,290	(Cost $3,396,796)		3,396,796
Urban Outfitters, Inc.(1)	14,620	284,944	TOTAL INVESTMENT
			SECURITIES — 100.1%
		5,516,358	(Cost $259,975,353)		221,801,033
TEXTILES, APPAREL & LUXURY GOODS — 0.2%			OTHER ASSETS
Coach, Inc.(1)	15,676	384,062	AND LIABILITIES — (0.1)%		(301,044)
THRIFTS & MORTGAGE FINANCE — 0.3%			TOTAL NET ASSETS — 100.0%		$221,499,989
Hudson City Bancorp., Inc.	58,714	737,448

Futures Contracts
Underlying Face
	Contracts Purchased	Expiration Date	Amount at Value	Unrealized Gain (Loss)
	119 S&P 500 E-Mini Futures	June 2009	$5,176,500	$1,112,991

Notes to Schedule of Investments
(1)	Non-income producing.
(2)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $5,177,000.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
			Focused	Fundamental
	Select	Capital Growth	Growth	Equity
Assets
Investment securities, at value (cost of
$1,753,189,558, $18,137,322, $10,408,533
and $259,975,353, respectively)	$1,481,059,753	$18,910,976	$9,508,524	$221,801,033
Foreign currency holdings, at value
(cost of $–, $206, $– and $–, respectively)	—	180	—	—
Receivable for investments sold	18,499,757	258,752	—	—
Receivable for capital shares sold	143,948	281,186	20,750	165,281
Receivable for forward foreign currency
exchange contracts	263,036	—	—	—
Receivable for variation margin
on futures contracts	—	—	—	5,355
Dividends and interest receivable	1,859,494	12,511	7,490	277,217
	1,501,825,988	19,463,605	9,536,764	222,248,886

Liabilities
Payable for investments purchased	20,008,101	532,858	47,377	—
Payable for capital shares redeemed	1,176,920	6,977	—	519,353
Payable for forward foreign currency
exchange contracts	447,237	1,136	2,263	—
Accrued management fees	1,172,807	13,966	7,352	180,501
Service fees (and distribution fees – A Class
and R Class) payable	3,903	2,778	50	37,411
Distribution fees payable	1,380	952	61	11,632
	22,810,348	558,667	57,103	748,897

Net Assets	$1,479,015,640	$18,904,938	$9,479,661	$221,499,989

See Notes to Financial Statements.

APRIL 30, 2009 (UNAUDITED)
			Focused	Fundamental
	Select	Capital Growth	Growth	Equity
Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,855,904,118	$21,838,196	$12,532,471	$378,857,275
Undistributed net investment income	6,523,203	6,976	12,351	736,938
Accumulated net realized loss
on investment and foreign
currency transactions	(111,103,568)	(3,712,726)	(2,162,877)	(121,032,895)
Net unrealized appreciation (depreciation)
on investments and translation of assets
and liabilities in foreign currencies	(272,308,113)	772,492	(902,284)	(37,061,329)
	$1,479,015,640	$18,904,938	$9,479,661	$221,499,989

Investor Class, $0.01 Par Value
Net assets	$1,366,967,364	$3,968,005	$9,227,708	$37,932,776
Shares outstanding	53,456,201	467,572	1,234,467	4,259,731
Net asset value per share	$25.57	$8.49	$7.48	$8.90

Institutional Class, $0.01 Par Value
Net assets	$92,702,235	$21,794	$17,001	$254,792
Shares outstanding	3,587,109	2,553	2,277	28,597
Net asset value per share	$25.84	$8.54	$7.47	$8.91

A Class, $0.01 Par Value
Net assets	$17,030,244	$13,046,225	$115,643	$162,840,256
Shares outstanding	675,502	1,549,107	15,444	18,292,476
Net asset value per share	$25.21	$8.42	$7.49	$8.90
Maximum offering price
(net asset value divided by 0.9425)	$26.75	$8.93	$7.95	$9.44

B Class, $0.01 Par Value
Net assets	$1,968,373	$616,435	$32,968	$3,557,432
Shares outstanding	80,338	76,145	4,400	403,405
Net asset value per share	$24.50	$8.10	$7.49	$8.82

C Class, $0.01 Par Value
Net assets	$320,304	$1,148,085	$69,527	$15,561,792
Shares outstanding	13,058	141,830	9,277	1,764,060
Net asset value per share	$24.53	$8.09	$7.49	$8.82

R Class, $0.01 Par Value
Net assets	$27,120	$104,394	$16,814	$1,352,941
Shares outstanding	1,070	12,490	2,244	152,275
Net asset value per share	$25.35	$8.36	$7.49	$8.88

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
			Focused	Fundamental
	Select	Capital Growth	Growth	Equity
Investment Income (Loss)
Income:
Dividends (net of foreign taxes
withheld of $123,509, $1,074, $1,294
and $–, respectively)	$ 13,844,214	$ 103,341	$ 69,916	$ 3,038,396
Interest	12,677	157	131	8,757
	13,856,891	103,498	70,047	3,047,153

Expenses:
Management fees	6,868,647	63,265	41,459	1,149,179
Distribution fees:
B Class	7,922	2,276	119	13,371
C Class	1,258	3,052	243	60,843
Service fees:
B Class	2,641	759	40	4,457
C Class	419	1,017	81	20,281
Distribution and service fees:
A Class	20,811	10,807	238	216,698
R Class	71	168	39	2,246
Directors’ fees and expenses	25,775	421	157	8,193
Other expenses	2,174	17	12	396
	6,929,718	81,782	42,388	1,475,664

Net investment income (loss)	6,927,173	21,716	27,659	1,571,489

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(90,224,004)	(2,523,073)	(1,441,115)	(62,951,922)
Foreign currency transactions	1,615,558	(71)	(2,203)	—
Futures transactions	—	—	—	(2,367,867)
	(88,608,446)	(2,523,144)	(1,443,318)	(65,319,789)

Change in net unrealized
appreciation (depreciation) on:
Investments	53,014,469	2,861,810	1,179,731	35,701,870
Translation of assets and liabilities
in foreign currencies	(645,043)	(5,997)	(6,554)	—
Futures	—	—	—	1,898,122
	52,369,426	2,855,813	1,173,177	37,599,992

Net realized and unrealized gain (loss)	(36,239,020)	332,669	(270,141)	(27,719,797)

Net Increase (Decrease) in Net Assets
Resulting from Operations	$(29,311,847)	$ 354,385	$ (242,482)	$(26,148,308)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
	Select		Capital Growth
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 6,927,173	$ 4,511,836	$ 21,716	$ (16,251)
Net realized gain (loss)	(88,608,446)	(6,149,877)	(2,523,144)	(1,136,485)
Change in net unrealized
appreciation (depreciation)	52,369,426	(980,353,950)	2,855,813	(3,059,242)
Net increase (decrease) in net assets
resulting from operations	(29,311,847)	(981,991,991)	354,385	(4,211,978)

Distributions to Shareholders
From net investment income:
Investor Class	(14,095,519)	—	(9,938)	—
Institutional Class	(1,087,962)	—	(758)	—
A Class	(144,697)	—	(15,944)	—
B Class	(1,824)	—	—	—
C Class	(287)	—	—	—
R Class	(175)	—	—	—
From net realized gains:
Investor Class	—	(182,640,492)	—	(106,995)
Institutional Class	—	(12,086,566)	—	(2,469)
A Class	—	(3,075,006)	—	(239,050)
B Class	—	(404,171)	—	(71,895)
C Class	—	(75,080)	—	(55,027)
R Class	—	(2,305)	—	(2,746)
Decrease in net assets from distributions	(15,330,464)	(198,283,620)	(26,640)	(478,182)

Capital Share Transactions
Net increase (decrease) in net assets from
capital share transactions	(42,197,818)	(21,933,432)	6,842,937	10,484,948

Net increase (decrease) in net assets	(86,840,129)	(1,202,209,043)	7,170,682	5,794,788

Net Assets
Beginning of period	1,565,855,769	2,768,064,812	11,734,256	5,939,468
End of period	$1,479,015,640	$ 1,565,855,769	$18,904,938	$11,734,256

Undistributed net investment income	$6,523,203	$14,926,494	$6,976	$11,900

See Notes to Financial Statements.

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
	Focused Growth		Fundamental Equity
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 27,659	$ 24,599	$ 1,571,489	$ 3,374,617
Net realized gain (loss)	(1,443,318)	(695,655)	(65,319,789)	(55,619,015)
Change in net unrealized appreciation
(depreciation)	1,173,177	(3,672,388)	37,599,992	(99,921,840)
Net increase (decrease) in net assets
resulting from operations	(242,482)	(4,343,444)	(26,148,308)	(152,166,238)

Distributions to Shareholders
From net investment income:
Investor Class	(57,432)	(7,155)	(570,427)	(460,415)
Institutional Class	(145)	(63)	(8,437)	(2,800)
A Class	(1,030)	—	(2,467,422)	(1,508,022)
B Class	—	—	(21,956)	—
C Class	—	—	(100,095)	—
R Class	(34)	—	(4,280)	(1,563)
From net realized gains:
Investor Class	—	(1,516,407)	—	(1,329,674)
Institutional Class	—	(2,904)	—	(6,528)
A Class	—	(2,856)	—	(6,205,227)
B Class	—	(2,673)	—	(119,040)
C Class	—	(7,928)	—	(598,169)
R Class	—	(2,795)	—	(11,182)
Decrease in net assets from distributions	(58,641)	(1,542,781)	(3,172,617)	(10,242,620)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	588,151	1,519,415	(29,250,077)	112,091,766

Net increase (decrease) in net assets	287,028	(4,366,810)	(58,571,002)	(50,317,092)

Net Assets
Beginning of period	9,192,633	13,559,443	280,070,991	330,388,083
End of period	$ 9,479,661	$ 9,192,633	$221,499,989	$280,070,991

Undistributed net investment income	$12,351	$43,333	$736,938	$2,338,066

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Select Fund (Select), Capital Growth Fund (Capital Growth), Focused Growth Fund (Focused Growth) and Fundamental Equity Fund (Fundamental Equity) (collectively, the funds) are four funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds’ investment objective is to seek long-term capital growth. Income is a secondary objective of Fundamental Equity. Select, Capital Growth and Focused Growth pursue this objective by purchasing stocks of larger-sized companies that management believes will increase in value over time. Fundamental Equity generally invests in larger-sized companies using a quantitative model that combines fundamental measures of a stock’s value and growth potential. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Exchange Traded Funds — The funds may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts — The funds may enter into futures contracts in order to manage the funds’ exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures transactions and unrealized appreciation (depreciation) on futures, respectively.

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Forward Foreign Currency Exchange Contracts — The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds’ exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. Additionally, non-U.S. tax returns filed by the fund due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for seven years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for the funds ranges from 0.80% to 1.00% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class of the funds for the six months ended April 30, 2009, was 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2009, are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The funds may invest in mutual funds, exchange traded funds, and business development companies (the acquired funds). Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended April 30, 2009, were as follows:

	Select	Capital Growth	Focused Growth	Fundamental Equity
Purchases	$243,221,606	$15,209,214	$4,954,759	$109,719,084
Proceeds from sales	$260,149,306	$8,548,867	$4,391,840	$127,975,115

4. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount

Select
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	750,981	$ 17,851,332	1,304,514	$ 48,509,921
Issued in reinvestment of distributions	571,172	13,496,806	4,320,701	174,988,391
Redeemed	(3,056,415)	(71,920,234)	(6,380,454)	(233,776,220)
	(1,734,262)	(40,572,096)	(755,239)	(10,277,908)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	11,719	282,181	34,755	1,327,615
Issued in reinvestment of distributions	45,572	1,087,343	295,584	12,086,426
Redeemed	(25,662)	(624,985)	(437,958)	(17,300,838)
	31,629	744,539	(107,619)	(3,886,797)
A Class/Shares Authorized	75,000,000		75,000,000
Sold	59,186	1,396,792	118,060	4,363,693
Issued in reinvestment of distributions	6,049	140,997	75,309	3,009,333
Redeemed	(142,084)	(3,313,919)	(390,494)	(14,148,255)
	(76,849)	(1,776,130)	(197,125)	(6,775,229)
B Class/Shares Authorized	25,000,000		25,000,000
Sold	2,035	46,348	4,313	147,174
Issued in reinvestment of distributions	77	1,743	9,553	372,090
Redeemed	(25,886)	(583,621)	(36,169)	(1,284,825)
	(23,774)	(535,530)	(22,303)	(765,561)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	390	9,573	1,687	60,784
Issued in reinvestment of distributions	9	204	1,459	56,859
Redeemed	(3,067)	(64,562)	(10,144)	(359,726)
	(2,668)	(54,785)	(6,998)	(242,083)
R Class/Shares Authorized	50,000,000		50,000,000
Sold	87	2,105	497	11,841
Issued in reinvestment of distributions	8	175	57	2,305
Redeemed	(276)	(6,096)	—	—
	(181)	(3,816)	554	14,146
Net increase (decrease)	(1,806,105)	$(42,197,818)	(1,088,730)	$ (21,933,432)

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount

Capital Growth
Investor Class/Shares Authorized	300,000,000		300,000,000
Sold	300,503	$ 2,351,378	215,390	$ 2,431,606
Issued in reinvestment of distributions	1,270	9,794	8,465	106,995
Redeemed	(93,113)	(730,841)	(45,062)	(489,244)
	208,660	1,630,331	178,793	2,049,357
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	485	3,951	12,176	111,615
Issued in reinvestment of distributions	98	758	195	2,469
Redeemed	(12,657)	(92,750)	(86)	(751)
	(12,074)	(88,041)	12,285	113,333
A Class/Shares Authorized	100,000,000		100,000,000
Sold	873,604	6,648,604	752,534	8,201,510
Issued in reinvestment of distributions	1,956	14,980	16,251	204,109
Redeemed	(217,099)	(1,602,986)	(102,560)	(1,077,664)
	658,461	5,060,598	666,225	7,327,955
B Class/Shares Authorized	100,000,000		100,000,000
Sold	9,657	71,033	38,464	429,211
Issued in reinvestment of distributions	—	—	5,124	62,361
Redeemed	(25,121)	(188,020)	(14,941)	(159,518)
	(15,464)	(116,987)	28,647	332,054
C Class/Shares Authorized	100,000,000		100,000,000
Sold	98,123	751,437	90,501	1,042,449
Issued in reinvestment of distributions	—	—	2,288	27,845
Redeemed	(56,411)	(411,508)	(43,280)	(488,213)
	41,712	339,929	49,509	582,081
R Class/Shares Authorized	60,000,000		60,000,000
Sold	9,695	72,096	7,340	80,595
Issued in reinvestment of distributions	—	—	220	2,746
Redeemed	(7,023)	(54,989)	(278)	(3,173)
	2,672	17,107	7,282	80,168
Net increase (decrease)	883,967	$ 6,842,937	942,741	$10,484,948

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount

Focused Growth
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	217,565	$1,524,048	336,040	$ 3,456,085
Issued in reinvestment of distributions	8,124	55,893	136,093	1,498,366
Redeemed	(131,798)	(904,548)	(366,840)	(3,763,936)
	93,891	675,393	105,293	1,190,515
Institutional Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	21	145	270	2,967
A Class/Shares Authorized	10,000,000		10,000,000
Sold	14,099	97,762	31,644	286,449
Issued in reinvestment of distributions	149	1,030	259	2,856
Redeemed	(30,037)	(189,261)	(2,656)	(26,633)
	(15,789)	(90,469)	29,247	262,672
B Class/Shares Authorized	10,000,000		10,000,000
Sold	1,153	8,425	1,681	17,306
Issued in reinvestment of distributions	—	—	240	2,673
Redeemed	(660)	(4,449)	—	—
	493	3,976	1,921	19,979
C Class/Shares Authorized	10,000,000		10,000,000
Sold	—	—	4,409	45,159
Issued in reinvestment of distributions	—	—	714	7,928
Redeemed	(135)	(928)	(1,603)	(12,600)
	(135)	(928)	3,520	40,487
R Class/Shares Authorized	10,000,000		10,000,000
Issued in reinvestment of distributions	6	34	252	2,795
Net increase (decrease)	78,487	$ 588,151	140,503	$ 1,519,415

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount

Fundamental Equity
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	2,533,867	$ 21,134,419	3,296,777	$ 44,594,062
Issued in reinvestment of distributions	57,636	509,506	110,977	1,604,732
Redeemed	(2,111,703)	(18,133,808)	(3,065,757)	(38,176,168)
	479,800	3,510,117	341,997	8,022,626
Institutional Class/Shares Authorized	25,000,000		25,000,000
Sold	6,980	64,975	142,328	1,942,574
Issued in reinvestment of distributions	843	7,449	86	1,242
Redeemed	(38,428)	(327,367)	(101,427)	(1,214,364)
	(30,605)	(254,943)	40,987	729,452
A Class/Shares Authorized	150,000,000		150,000,000
Sold	2,411,702	20,933,110	16,392,959	222,736,346
Issued in reinvestment of distributions	270,411	2,390,434	519,284	7,514,042
Redeemed	(6,425,745)	(55,338,607)	(10,612,121)	(134,187,154)
	(3,743,632)	(32,015,063)	6,300,122	96,063,234
B Class/Shares Authorized	25,000,000		25,000,000
Sold	21,789	189,519	198,253	2,653,019
Issued in reinvestment of distributions	2,062	18,109	6,509	93,530
Redeemed	(49,214)	(413,446)	(92,429)	(1,143,924)
	(25,363)	(205,818)	112,333	1,602,625
C Class/Shares Authorized	50,000,000		50,000,000
Sold	268,314	2,331,559	1,217,499	16,547,716
Issued in reinvestment of distributions	6,919	60,819	21,262	305,742
Redeemed	(444,253)	(3,739,936)	(893,725)	(11,302,775)
	(169,020)	(1,347,558)	345,036	5,550,683
R Class/Shares Authorized	10,000,000		10,000,000
Sold	128,218	1,167,952	16,662	211,942
Issued in reinvestment of distributions	485	4,280	882	12,745
Redeemed	(13,302)	(109,044)	(8,751)	(101,541)
	115,401	1,063,188	8,793	123,146
Net increase (decrease)	(3,373,419)	$(29,250,077)	7,149,268	$112,091,766

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities and other financial instruments as of April 30, 2009:

		Unrealized Gain (Loss) on
Fund/Valuation Inputs	Value of Investment Securities	Other Financial Instruments*

Select
Level 1 — Quoted Prices	$ 1,392,307,415	—
Level 2 — Other Significant Observable Inputs	88,752,338	$(184,201)
Level 3 — Significant Unobservable Inputs	—	—
	$ 1,481,059,753	$(184,201)
Capital Growth
Level 1 — Quoted Prices	$ 18,395,638	—
Level 2 — Other Significant Observable Inputs	515,338	$(1,136)
Level 3 — Significant Unobservable Inputs	—	—
	$ 18,910,976	$(1,136)
Focused Growth
Level 1 — Quoted Prices	$ 8,990,445	—
Level 2 — Other Significant Observable Inputs	518,079	$(2,263)
Level 3 — Significant Unobservable Inputs	—	—
	$ 9,508,524	$(2,263)
Fundamental Equity
Level 1 — Quoted Prices	$ 213,301,033	$1,112,991
Level 2 — Other Significant Observable Inputs	8,500,000	—
Level 3 — Significant Unobservable Inputs	—	—
	$ 221,801,033	$1,112,991
*Includes forward foreign currency exchange contracts and futures contracts.

6. Bank Line of Credit

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended April 30, 2009.

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the funds did not utilize the program.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

Focused Growth’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

	Select	Capital Growth	Focused Growth	Fundamental Equity
Federal tax cost of investments	$1,759,449,410	$19,247,219	$10,466,004	$263,638,267
Gross tax appreciation
of investments	$ 39,362,568	$ 658,753	$ 441,059	$ 9,057,848
Gross tax depreciation
of investments	(317,752,225)	(994,996)	(1,398,539)	(50,895,082)
Net tax appreciation
(depreciation) of investments	$(278,389,657)	$(336,243)	$ (957,480)	$(41,837,234)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, Select, Capital Growth, Focused Growth and Fundamental Equity had accumulated capital losses of $(14,707,162), $(769,263), $(677,282) and $(53,837,215), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2016.

10. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

Financial Highlights
Select

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$26.25	$45.58	$36.22	$37.04	$34.80	$33.77
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.12	0.07	0.04	0.21	0.15	—(3)
Net Realized and
Unrealized Gain (Loss)	(0.54)	(16.10)	10.06	(0.77)	2.17	1.03
Total From
Investment Operations	(0.42)	(16.03)	10.10	(0.56)	2.32	1.03
Distributions
From Net
Investment Income	(0.26)	—	(0.16)	(0.26)	(0.08)	—
From Net Realized Gains	—	(3.30)	(0.58)	—	—	—
Total Distributions	(0.26)	(3.30)	(0.74)	(0.26)	(0.08)	—
Net Asset Value,
End of Period	$25.57	$26.25	$45.58	$36.22	$37.04	$34.80

Total Return(4)	(1.52)%	(37.71)%	28.37%	(1.55)%	6.67%	3.05%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.00%(5)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.99%(5)	0.19%	0.11%	0.57%	0.42%	(0.01)%
Portfolio Turnover Rate	17%	64%	79%	206%	55%	48%
Net Assets, End of Period
(in millions)	$1,367	$1,449	$2,550	$2,576	$3,329	$3,565

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Select

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$26.56	$45.98	$36.53	$37.35	$35.09	$33.99
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.14	0.15	0.12	0.30	0.24	0.07
Net Realized and
Unrealized Gain (Loss)	(0.55)	(16.27)	10.15	(0.78)	2.18	1.03
Total From
Investment Operations	(0.41)	(16.12)	10.27	(0.48)	2.42	1.10
Distributions
From Net
Investment Income	(0.31)	—	(0.24)	(0.34)	(0.16)	—
From Net Realized Gains	—	(3.30)	(0.58)	—	—	—
Total Distributions	(0.31)	(3.30)	(0.82)	(0.34)	(0.16)	—
Net Asset Value,
End of Period	$25.84	$26.56	$45.98	$36.53	$37.35	$35.09

Total Return(3)	(1.42)%	(37.60)%	28.63%	(1.35)%	6.87%	3.24%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.80%(4)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	1.19%(4)	0.39%	0.31%	0.77%	0.62%	0.19%
Portfolio Turnover Rate	17%	64%	79%	206%	55%	48%
Net Assets, End of Period
(in thousands)	$92,702	$94,419	$168,441	$148,717	$198,212	$234,815

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

Select

A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(2)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$25.85	$45.05	$35.80	$36.63	$34.43	$33.49
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.09	(0.02)	(0.09)	0.12	0.04	(0.09)
Net Realized and
Unrealized Gain (Loss)	(0.53)	(15.88)	9.99	(0.76)	2.16	1.03
Total From
Investment Operations	(0.44)	(15.90)	9.90	(0.64)	2.20	0.94
Distributions
From Net
Investment Income	(0.20)	—	(0.07)	(0.19)	—	—
From Net Realized Gains	—	(3.30)	(0.58)	—	—	—
Total Distributions	(0.20)	(3.30)	(0.65)	(0.19)	—	—
Net Asset Value,
End of Period	$25.21	$25.85	$45.05	$35.80	$36.63	$34.43

Total Return(4)	(1.64)%	(37.88)%	28.07%	(1.79)%	6.39%	2.81%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.25%(5)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.74%(5)	(0.06)%	(0.14)%	0.32%	0.17%	(0.26)%
Portfolio Turnover Rate	17%	64%	79%	206%	55%	48%
Net Assets, End of Period
(in thousands)	$17,030	$19,450	$42,770	$21,455	$27,741	$22,626

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended April 30, 2009 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Select

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$25.03	$44.03	$35.21	$36.12	$34.21	$33.53
Income From
Investment Operations
Net Investment
Income (Loss)(2)	—(3)	(0.29)	(0.34)	(0.12)	(0.22)	(0.35)
Net Realized and
Unrealized Gain (Loss)	(0.51)	(15.41)	9.74	(0.79)	2.13	1.03
Total From
Investment Operations	(0.51)	(15.70)	9.40	(0.91)	1.91	0.68
Distributions
From Net
Investment Income	(0.02)	—	—	—	—	—
From Net Realized Gains	—	(3.30)	(0.58)	—	—	—
Total Distributions	(0.02)	(3.30)	(0.58)	—	—	—
Net Asset Value,
End of Period	$24.50	$25.03	$44.03	$35.21	$36.12	$34.21

Total Return(4)	(2.00)%	(38.36)%	27.07%	(2.52)%	5.58%	2.03%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	2.00%(5)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.01)%(5)	(0.81)%	(0.89)%	(0.43)%	(0.58)%	(1.01)%
Portfolio Turnover Rate	17%	64%	79%	206%	55%	48%
Net Assets, End of Period
(in thousands)	$1,968	$2,605	$5,567	$5,880	$2,501	$2,273

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Select

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$25.05	$44.07	$35.24	$36.15	$34.23	$33.56
Income From
Investment Operations
Net Investment
Income (Loss)(2)	—(3)	(0.29)	(0.34)	(0.16)	(0.22)	(0.36)
Net Realized and
Unrealized Gain (Loss)	(0.50)	(15.43)	9.75	(0.75)	2.14	1.03
Total From
Investment Operations	(0.50)	(15.72)	9.41	(0.91)	1.92	0.67
Distributions
From Net
Investment Income	(0.02)	—	—	—	—	—
From Net Realized Gains	—	(3.30)	(0.58)	—	—	—
Total Distributions	(0.02)	(3.30)	(0.58)	—	—	—
Net Asset Value,
End of Period	$24.53	$25.05	$44.07	$35.24	$36.15	$34.23

Total Return(4)	(2.00)%	(38.34)%	27.07%	(2.52)%	5.58%	2.03%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	2.00%(5)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.01)%(5)	(0.81)%	(0.89)%	(0.43)%	(0.58)%	(1.01)%
Portfolio Turnover Rate	17%	64%	79%	206%	55%	48%
Net Assets, End of Period
(in thousands)	$320	$394	$1,001	$1,540	$3,511	$3,733

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Select

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$25.96	$45.33	$36.05	$37.00	$38.34
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06	(0.11)	(0.15)	0.03	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.53)	(15.96)	10.01	(0.77)	(1.29)
Total From Investment Operations	(0.47)	(16.07)	9.86	(0.74)	(1.34)
Distributions
From Net Investment Income	(0.14)	—	—	(0.21)	—
From Net Realized Gains	—	(3.30)	(0.58)	—	—
Total Distributions	(0.14)	(3.30)	(0.58)	(0.21)	—
Net Asset Value, End of Period	$25.35	$25.96	$45.33	$36.05	$37.00

Total Return(4)	(1.77)%	(38.03)%	27.72%	(2.04)%	(3.50)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.50%(5)	1.50%	1.50%	1.50%	1.50%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.49%(5)	(0.31)%	(0.39)%	0.07%	(0.50)%(5)
Portfolio Turnover Rate	17%	64%	79%	206%	55%(6)
Net Assets, End of Period (in thousands)	$27	$32	$32	$24	$24

(1)	Six months ended April 30, 2009 (unaudited).
(2)	July 29, 2005 (commencement of sale) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.
See Notes to Financial Statements.

Capital Growth

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.70	$14.21	$11.81	$10.60	$10.80
Income From Investment Operations
Net Investment Income (Loss)(3)	0.02	0.02	—(4)	—(4)	—(4)
Net Realized and Unrealized Gain (Loss)	(0.19)	(4.48)	2.54	1.21	(0.20)
Total From Investment Operations	(0.17)	(4.46)	2.54	1.21	(0.20)
Distributions
From Net Investment Income	(0.04)	—	—	—	—
From Net Realized Gains	—	(1.05)	(0.14)	—	—
Total Distributions	(0.04)	(1.05)	(0.14)	—	—
Net Asset Value, End of Period	$8.49	$8.70	$14.21	$11.81	$10.60

Total Return(5)	(1.97)%	(33.67)%	21.77%	11.42%	(1.85)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.01%(6)	1.01%	1.01%	1.00%	1.00%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.62%(6)	0.15%	0.15%	0.05%	(0.12)%(6)
Portfolio Turnover Rate	66%	129%	160%	140%	110%(7)
Net Assets, End of Period (in thousands)	$3,968	$2,252	$1,139	$86	$25

(1)	Six months ended April 30, 2009 (unaudited).
(2)	July 29, 2005 (commencement of sale) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.
See Notes to Financial Statements.

Capital Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.76	$14.28	$11.84	$10.61	$10.80
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04	0.04	0.04	0.03	—(4)
Net Realized and Unrealized Gain (Loss)	(0.21)	(4.51)	2.54	1.20	(0.19)
Total From Investment Operations	(0.17)	(4.47)	2.58	1.23	(0.19)
Distributions
From Net Investment Income	(0.05)	—	—	—	—
From Net Realized Gains	—	(1.05)	(0.14)	—	—
Total Distributions	(0.05)	(1.05)	(0.14)	—	—
Net Asset Value, End of Period	$8.54	$8.76	$14.28	$11.84	$10.61

Total Return(5)	(1.87)%	(33.57)%	22.06%	11.59%	(1.76)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.81%(6)	0.81%	0.81%	0.80%	0.80%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.82%(6)	0.35%	0.35%	0.25%	0.08%(6)
Portfolio Turnover Rate	66%	129%	160%	140%	110%(7)
Net Assets, End of Period (in thousands)	$22	$128	$33	$27	$25

(1)	Six months ended April 30, 2009 (unaudited).
(2)	July 29, 2005 (commencement of sale) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.
See Notes to Financial Statements.

Capital Growth

A Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$8.62	$14.13	$11.78	$10.59	$9.89	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	0.01	(0.01)	(0.01)	(0.02)	—(4)	(0.03)
Net Realized and
Unrealized Gain (Loss)	(0.19)	(4.45)	2.50	1.21	0.70	(0.08)
Total From
Investment Operations	(0.18)	(4.46)	2.49	1.19	0.70	(0.11)
Distributions
From Net
Investment Income	(0.02)	—	—	—	—	—
From Net Realized Gains	—	(1.05)	(0.14)	—	—	—
Total Distributions	(0.02)	(1.05)	(0.14)	—	—	—
Net Asset Value,
End of Period	$8.42	$8.62	$14.13	$11.78	$10.59	$9.89

Total Return(5)	(2.12)%	(33.88)%	21.40%	11.24%	7.08%	(1.10)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.26%(6)	1.26%	1.26%	1.25%	1.27%	1.25%(6)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.37%(6)	(0.10)%	(0.10)%	(0.20)%	(0.03)%	(0.43)%(6)
Portfolio Turnover Rate	66%	129%	160%	140%	110%	87%
Net Assets, End of Period
(in thousands)	$13,046	$7,679	$3,171	$2,155	$1,216	$692

(1)	Six months ended April 30, 2009 (unaudited).
(2)	February 27, 2004 (fund inception) through October 31, 2004.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
See Notes to Financial Statements.

Capital Growth

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$8.30	$13.74	$11.54	$10.46	$9.84	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	(0.01)	(0.09)	(0.10)	(0.10)	(0.08)	(0.08)
Net Realized and
Unrealized Gain (Loss)	(0.19)	(4.30)	2.44	1.18	0.70	(0.08)
Total From
Investment Operations	(0.20)	(4.39)	2.34	1.08	0.62	(0.16)
Distributions
From Net Realized Gains	—	(1.05)	(0.14)	—	—	—
Net Asset Value,
End of Period	$8.10	$8.30	$13.74	$11.54	$10.46	$9.84

Total Return(4)	(2.41)%	(34.36)%	20.54%	10.33%	6.30%	(1.60)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	2.01%(5)	2.01%	2.01%	2.00%	2.02%	2.00%(5)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.38)%(5)	(0.85)%	(0.85)%	(0.95)%	(0.78)%	(1.17)%(5)
Portfolio Turnover Rate	66%	129%	160%	140%	110%	87%
Net Assets, End of Period
(in thousands)	$616	$760	$865	$960	$772	$450

(1)	Six months ended April 30, 2009 (unaudited).
(2)	February 27, 2004 (fund inception) through October 31, 2004.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Capital Growth

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004(2)
Per-Share Data
Net Asset Value,
Beginning of Period	$8.30	$13.74	$11.54	$10.46	$9.84	$10.00
Income From
Investment Operations
Net Investment
Income (Loss)(3)	(0.01)	(0.09)	(0.10)	(0.10)	(0.08)	(0.08)
Net Realized and
Unrealized Gain (Loss)	(0.20)	(4.30)	2.44	1.18	0.70	(0.08)
Total From
Investment Operations	(0.21)	(4.39)	2.34	1.08	0.62	(0.16)
Distributions
From Net Realized Gains	—	(1.05)	(0.14)	—	—	—
Net Asset Value,
End of Period	$8.09	$8.30	$13.74	$11.54	$10.46	$9.84

Total Return(4)	(2.53)%	(34.36)%	20.54%	10.33%	6.30%	(1.60)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	2.01%(5)	2.01%	2.01%	2.00%	2.02%	2.00%(5)
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.38)%(5)	(0.85)%	(0.85)%	(0.95)%	(0.78)%	(1.18)%(5)
Portfolio Turnover Rate	66%	129%	160%	140%	110%	87%
Net Assets, End of Period
(in thousands)	$1,148	$831	$695	$832	$609	$343

(1)	Six months ended April 30, 2009 (unaudited).
(2)	February 27, 2004 (fund inception) through October 31, 2004.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Capital Growth

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.55	$14.05	$11.74	$10.59	$10.80
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01	(0.04)	(0.04)	(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.20)	(4.41)	2.49	1.20	(0.19)
Total From Investment Operations	(0.19)	(4.45)	2.45	1.15	(0.21)
Distributions
From Net Realized Gains	—	(1.05)	(0.14)	—	—
Net Asset Value, End of Period	$8.36	$8.55	$14.05	$11.74	$10.59

Total Return(4)	(2.22)%	(34.01)%	21.13%	10.86%	(1.94)%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.51%(5)	1.51%	1.51%	1.50%	1.50%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.12%(5)	(0.35)%	(0.35)%	(0.45)%	(0.62)%(5)
Portfolio Turnover Rate	66%	129%	160%	140%	110%(6)
Net Assets, End of Period (in thousands)	$104	$84	$36	$27	$25

(1)	Six months ended April 30, 2009 (unaudited).
(2)	July 29, 2005 (commencement of sale) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2005.
See Notes to Financial Statements.

Focused Growth

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$12.92	$11.42	$10.53	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.02	0.02	0.04	0.01	—(4)
Net Realized and Unrealized Gain (Loss)	(0.22)	(3.74)	1.73	0.95	0.53
Total From Investment Operations	(0.20)	(3.72)	1.77	0.96	0.53
Distributions
From Net Investment Income	(0.05)	(0.01)	(0.04)	—(4)	—
From Net Realized Gains	—	(1.46)	(0.23)	(0.07)	—
Total Distributions	(0.05)	(1.47)	(0.27)	(0.07)	—
Net Asset Value, End of Period	$7.48	$7.73	$12.92	$11.42	$10.53

Total Return(5)	(2.52)%	(32.19)%	15.78%	9.13%	5.30%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.00%(6)	1.00%	1.00%	1.00%	1.00%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.69%(6)	0.22%	0.33%	0.07%	0.00%(6)
Portfolio Turnover Rate	53%	130%	275%	313%	95%
Net Assets, End of Period (in thousands)	$9,228	$8,814	$13,381	$15,837	$12,175

(1)	Six months ended April 30, 2009 (unaudited).
(2)	February 28, 2005 (fund inception) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
See Notes to Financial Statements.

Focused Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$12.93	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.04	—(4)
Net Realized and Unrealized Gain (Loss)	(0.23)	(3.75)	0.34
Total From Investment Operations	(0.20)	(3.71)	0.34
Distributions
From Net Investment Income	(0.06)	(0.03)	—
From Net Realized Gains	—	(1.46)	—
Total Distributions	(0.06)	(1.49)	—
Net Asset Value, End of Period	$7.47	$7.73	$12.93

Total Return(5)	(2.46)%	(32.09)%	2.70%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80%(6)	0.80%	0.80%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.89%(6)	0.42%	(0.40)%(6)
Portfolio Turnover Rate	53%	130%	275%(7)
Net Assets, End of Period (in thousands)	$17	$17	$26

(1)	Six months ended April 30, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through October 31, 2007.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.
See Notes to Financial Statements.

Focused Growth

A Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$12.92	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01	—(4)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.22)	(3.75)	0.34
Total From Investment Operations	(0.21)	(3.75)	0.33
Distributions
From Net Investment Income	(0.03)	—	—
From Net Realized Gains	—	(1.44)	—
Total Distributions	(0.03)	(1.44)	—
Net Asset Value, End of Period	$7.49	$7.73	$12.92

Total Return(5)	(2.64)%	(32.37)%	2.62%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.25%(6)	1.25%	1.25%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.44%(6)	(0.03)%	(0.85)%(6)
Portfolio Turnover Rate	53%	130%	275%(7)
Net Assets, End of Period (in thousands)	$116	$241	$26

(1)	Six months ended April 30, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through October 31, 2007.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.
See Notes to Financial Statements.

Focused Growth

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$12.91	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)	(0.08)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.23)	(3.75)	0.34
Total From Investment Operations	(0.24)	(3.83)	0.32
Distributions
From Net Realized Gains	—	(1.35)	—
Net Asset Value, End of Period	$7.49	$7.73	$12.91

Total Return(4)	(3.10)%	(32.87)%	2.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00%(5)	2.00%	2.00%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.31)%(5)	(0.78)%	(1.60)%(5)
Portfolio Turnover Rate	53%	130%	275%(6)
Net Assets, End of Period (in thousands)	$33	$30	$26

(1)	Six months ended April 30, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through October 31, 2007.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.
See Notes to Financial Statements.

Focused Growth

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$12.91	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)	(0.08)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.23)	(3.75)	0.34
Total From Investment Operations	(0.24)	(3.83)	0.32
Distributions
From Net Realized Gains	—	(1.35)	—
Net Asset Value, End of Period	$7.49	$7.73	$12.91

Total Return(4)	(3.10)%	(32.87)%	2.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00%(5)	2.00%	2.00%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.31)%(5)	(0.78)%	(1.52)%(5)
Portfolio Turnover Rate	53%	130%	275%(6)
Net Assets, End of Period (in thousands)	$70	$73	$76

(1)	Six months ended April 30, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through October 31, 2007.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.
See Notes to Financial Statements.

Focused Growth

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.73	$12.92	$12.59
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.23)	(3.76)	0.34
Total From Investment Operations	(0.22)	(3.78)	0.33
Distributions
From Net Investment Income	(0.02)	—	—
From Net Realized Gains	—	(1.41)	—
Total Distributions	(0.02)	(1.41)	—
Net Asset Value, End of Period	$7.49	$7.73	$12.92

Total Return(4)	(2.89)%	(32.56)%	2.62%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50%(5)	1.50%	1.50%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19%(5)	(0.28)%	(1.10)%(5)
Portfolio Turnover Rate	53%	130%	275%(6)
Net Assets, End of Period (in thousands)	$17	$17	$26

(1)	Six months ended April 30, 2009 (unaudited).
(2)	September 28, 2007 (commencement of sale) through October 31, 2007.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.
See Notes to Financial Statements.

Fundamental Equity

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.93	$15.68	$12.88	$11.04	$10.88
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07	0.15	0.14	0.08	0.02
Net Realized and Unrealized Gain (Loss)	(0.96)	(5.42)	2.93	2.12	0.14
Total From Investment Operations	(0.89)	(5.27)	3.07	2.20	0.16
Distributions
From Net Investment Income	(0.14)	(0.12)	(0.08)	—	—
From Net Realized Gains	—	(0.36)	(0.19)	(0.36)	—
Total Distributions	(0.14)	(0.48)	(0.27)	(0.36)	—
Net Asset Value, End of Period	$8.90	$9.93	$15.68	$12.88	$11.04

Total Return(4)	(8.93)%	(34.56)%	24.18%	20.37%	1.47%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.01%(5)	1.01%	1.00%	1.00%	1.00%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.64%(5)	1.15%	0.99%	0.74%	0.59%(5)
Portfolio Turnover Rate	49%	97%	82%	174%	101%(6)
Net Assets, End of Period (in thousands)	$37,933	$37,535	$53,908	$3,836	$25

(1)	Six months ended April 30, 2009 (unaudited).
(2)	July 29, 2005 (commencement of sale) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period November 30, 2004 (fund inception) through October 31, 2005.
See Notes to Financial Statements.

Fundamental Equity

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.94	$15.70	$12.90	$11.05	$10.88
Income From Investment Operations
Net Investment Income (Loss)(3)	0.08	0.19	0.19	0.12	0.02
Net Realized and Unrealized Gain (Loss)	(0.95)	(5.44)	2.91	2.10	0.15
Total From Investment Operations	(0.87)	(5.25)	3.10	2.22	0.17
Distributions
From Net Investment Income	(0.16)	(0.15)	(0.11)	—	—
From Net Realized Gains	—	(0.36)	(0.19)	(0.37)	—
Total Distributions	(0.16)	(0.51)	(0.30)	(0.37)	—
Net Asset Value, End of Period	$8.91	$9.94	$15.70	$12.90	$11.05

Total Return(4)	(8.74)%	(34.45)%	24.43%	20.51%	1.56%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	0.81%(5)	0.81%	0.80%	0.80%	0.80%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.84%(5)	1.35%	1.19%	0.94%	0.79%(5)
Portfolio Turnover Rate	49%	97%	82%	174%	101%(6)
Net Assets, End of Period (in thousands)	$255	$589	$286	$31	$25

(1)	Six months ended April 30, 2009 (unaudited).
(2)	July 29, 2005 (commencement of sale) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period November 30, 2004 (fund inception) through October 31, 2005.
See Notes to Financial Statements.

Fundamental Equity

A Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.91	$15.65	$12.85	$11.03	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06	0.12	0.11	0.06	0.02
Net Realized and Unrealized Gain (Loss)	(0.95)	(5.41)	2.92	2.11	1.01
Total From Investment Operations	(0.89)	(5.29)	3.03	2.17	1.03
Distributions
From Net Investment Income	(0.12)	(0.09)	(0.04)	—	—
From Net Realized Gains	—	(0.36)	(0.19)	(0.35)	—
Total Distributions	(0.12)	(0.45)	(0.23)	(0.35)	—
Net Asset Value, End of Period	$8.90	$9.91	$15.65	$12.85	$11.03

Total Return(4)	(8.98)%	(34.73)%	23.88%	20.12%	10.30%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.26%(5)	1.26%	1.25%	1.25%	1.28%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.39%(5)	0.90%	0.74%	0.49%	0.17%(5)
Portfolio Turnover Rate	49%	97%	82%	174%	101%
Net Assets, End of Period (in thousands)	$162,840	$218,469	$246,322	$37,314	$1,636

(1)	Six months ended April 30, 2009 (unaudited).
(2)	November 30, 2004 (fund inception) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Fundamental Equity

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.78	$15.45	$12.74	$10.96	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.02	0.01	(0.02)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.94)	(5.36)	2.89	2.07	1.02
Total From Investment Operations	(0.91)	(5.34)	2.90	2.05	0.96
Distributions
From Net Investment Income	(0.05)	—	—	—	—
From Net Realized Gains	—	(0.33)	(0.19)	(0.27)	—
Total Distributions	(0.05)	(0.33)	(0.19)	(0.27)	—
Net Asset Value, End of Period	$8.82	$9.78	$15.45	$12.74	$10.96

Total Return(4)	(9.29)%	(35.23)%	23.01%	19.04%	9.60%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	2.01%(5)	2.01%	2.00%	2.00%	2.03%(5)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.64%(5)	0.15%	(0.01)%	(0.26)%	(0.58)%(5)
Portfolio Turnover Rate	49%	97%	82%	174%	101%
Net Assets, End of Period (in thousands)	$3,557	$4,195	$4,889	$1,498	$469

(1)	Six months ended April 30, 2009 (unaudited).
(2)	November 30, 2004 (fund inception) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5)	Annualized.
See Notes to Financial Statements.

Fundamental Equity

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.79	$15.46	$12.75	$10.96	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03	0.02	—(4)	(0.03)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.95)	(5.36)	2.90	2.09	1.02
Total From Investment Operations	(0.92)	(5.34)	2.90	2.06	0.96
Distributions
From Net Investment Income	(0.05)	—	—	—	—
From Net Realized Gains	—	(0.33)	(0.19)	(0.27)	—
Total Distributions	(0.05)	(0.33)	(0.19)	(0.27)	—
Net Asset Value, End of Period	$8.82	$9.79	$15.46	$12.75	$10.96

Total Return(5)	(9.38)%	(35.20)%	22.99%	19.13%	9.60%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	2.01%(6)	2.01%	2.00%	2.00%	2.03%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	0.64%(6)	0.15%	(0.01)%	(0.26)%	(0.58)%(6)
Portfolio Turnover Rate	49%	97%	82%	174%	101%
Net Assets, End of Period (in thousands)	$15,562	$18,919	$24,544	$4,530	$693

(1)	Six months ended April 30, 2009 (unaudited).
(2)	November 30, 2004 (fund inception) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
See Notes to Financial Statements.

Fundamental Equity

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.88	$15.61	$12.81	$11.03	$10.88
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04	0.09	0.09	0.04	—(4)
Net Realized and Unrealized Gain (Loss)	(0.94)	(5.41)	2.90	2.08	0.15
Total From Investment Operations	(0.90)	(5.32)	2.99	2.12	0.15
Distributions
From Net Investment Income	(0.10)	(0.05)	—(4)	—	—
From Net Realized Gains	—	(0.36)	(0.19)	(0.34)	—
Total Distributions	(0.10)	(0.41)	(0.19)	(0.34)	—
Net Asset Value, End of Period	$8.88	$9.88	$15.61	$12.81	$11.03

Total Return(5)	(9.14)%	(34.92)%	23.60%	19.67%	1.38%

Ratios/Supplemental Data
Ratio of Operating Expenses
to Average Net Assets	1.51%(6)	1.51%	1.50%	1.50%	1.50%(6)
Ratio of Net Investment Income (Loss)
to Average Net Assets	1.14%(6)	0.65%	0.49%	0.24%	0.09%(6)
Portfolio Turnover Rate	49%	97%	82%	174%	101%(7)
Net Assets, End of Period (in thousands)	$1,353	$364	$438	$30	$25

(1)	Six months ended April 30, 2009 (unaudited).
(2)	July 29, 2005 (commencement of sale) through October 31, 2005.
(3)	Computed using average shares outstanding throughout the period.
(4)	Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6)	Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period November 30, 2004 (fund inception) through October 31, 2005.
See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The blended index is considered the benchmark for Focused Growth prior to March 2008. It combines two widely known indices, the S&P 500 Index and the Russell 1000 Growth Index, which are both weighted at 50%.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

Notes

Notes

Notes

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906
CL-SAN-65585N

Semiannual Report
April 30, 2009

American Century Investments

Heritage Fund

New Opportunities II Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments. The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten. He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns	2

Heritage

Performance	3
Portfolio Commentary	5
Top Ten Holdings	7
Top Five Industries	7
Types of Investments in Portfolio	7

New Opportunities II

Performance	8
Portfolio Commentary	10
Top Ten Holdings	12
Top Five Industries	12
Types of Investments in Portfolio	12

Shareholder Fee Examples	13

Financial Statements

Schedule of Investments	15
Statement of Assets and Liabilities	23
Statement of Operations	25
Statement of Changes in Net Assets	26
Notes to Financial Statements	27
Financial Highlights	36

Other Information

Additional Information	48
Index Definitions	49

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Glenn Fogle, Chief Investment Officer,
U.S. Growth Equity — Mid & Small Cap

Riding the Stock Market Roller Coaster

A dramatic shift in market sentiment buffeted the U.S. stock market during the six months ended April 30, 2009. The extreme pessimism that sent the equity market down sharply during the first four months of the period gave way to renewed optimism and a powerful market rally during the last seven weeks.

The pessimism that sank the stock market in late 2008 and early 2009 was brought on by a worsening economic downturn and continued distress in the financial sector. The U.S. economy sank into recession, contracting at an annual rate of more than 6% in both the fourth quarter of 2008 and the first quarter of 2009 as the unemployment rate hit a 26-year high and consumer spending slumped. In addition, the credit markets remained frozen, which contributed to growing losses and deteriorating balance sheets for many financial companies. As a result, the major stock indices finished 2008 with their worst quarter in 21 years and continued on a downward trajectory in the first two months of 2009.

However, the market bottomed in early March and staged a sharp rebound through the end of April as investor sentiment changed abruptly. Early signs of economic stabilization generated optimism about a possible recovery, and investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets. Despite their recent resurgence, though, most stocks still declined overall for the six-month period (see the table below).

Growth Stocks Outperformed

In this turbulent environment, growth stocks outpaced value issues by a considerable margin across all market capitalizations. Although it is not clear whether we are in the early stages of a growth-led market, we have conviction in the consistent execution of our investment strategies. Our portfolio managers and analysts continue to seek out the stocks of companies that possess improving fundamentals, reflecting our belief that long-term stock price movements follow growth in earnings, revenues, and cash flow.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	–7.39%	Russell 2000 Index (Small-Cap)	–8.40%
Russell 1000 Growth Index	–1.52%	Russell 2000 Growth Index	–3.77%
Russell 1000 Value Index	–13.27%	Russell 2000 Value Index	–12.60%
Russell Midcap Index	–1.64%	*Total returns for periods less than one year are not annualized.
Russell Midcap Growth Index	2.71%
Russell Midcap Value Index	–6.14%

2

Performance
Heritage

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-2.53%	-35.98%	5.91%	5.19%	10.22%	11/10/87
Russell Midcap Growth Index(2)	2.71%	-35.66%	-0.76%	0.02%	8.97%(3)	—
Russell Midcap Index(2)	-1.64%	-36.03%	0.01%	3.00%	10.32%(3)	—
Institutional Class	-2.44%	-35.84%	6.13%	5.41%	5.61%	6/16/97
A Class(4)						7/11/97
No sales charge*	-2.61%	-36.10%	5.65%	4.92%	4.75%
With sales charge*	-8.19%	-39.76%	4.41%	4.30%	4.23%
B Class						9/28/07
No sales charge*	-3.01%	-36.59%	—	—	-26.32%
With sales charge*	-8.01%	-40.59%	—	—	-29.37%
C Class						6/26/01
No sales charge*	-2.98%	-36.59%	4.86%	—	0.93%
With sales charge*	-3.95%	-36.59%	4.86%	—	0.93%
R Class	-2.73%	-36.26%	—	—	-25.94%	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75%
maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper
(3)	Since 10/31/87, the date nearest the Investor Class’s inception for which data are available.
(4)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class’s current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Heritage

One-Year Returns Over 10 Years
Periods ended April 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	54.89%	-7.92%	-9.34%	-19.98%	20.31%	4.61%	47.33%	16.06%	16.35%	-35.98%
Russell Midcap
Growth Index	53.02%	-29.47%	-15.01%	-16.67%	36.14%	7.05%	28.27%	11.13%	-1.93%	-35.66%
Russell
Midcap Index	16.01%	0.29%	-0.70%	-14.13%	35.45%	14.62%	26.42%	15.24%	-6.34%	-36.03%

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class		A Class		B Class		C Class		R Class
1.01%	0.81%		1.26%		2.01%		2.01%		1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense  ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented-reflect past-performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Portfolio Commentary
Heritage

Portfolio Managers: Greg Walsh and David Hollond

Performance Summary

Heritage declined -2.53%* for the six months ended April 30, 2009, lagging the 2.71% return of the portfolio’s benchmark, the Russell Midcap Growth Index.

As discussed in the Market Perspective on page 2, equity markets continued to struggle during the reporting period amid extreme volatility, ongoing financial crisis, and recession. In this environment, mid-cap stocks outpaced their large- and small-cap counterparts, and growth-oriented shares outperformed value stocks.

The portfolio’s relative performance was hindered most by holdings in the financials, health care, and industrials sectors. Stock selection in the materials sector and consumer discretionary businesses also weighed on returns. In addition, Heritage maintained positions in foreign companies, which modestly detracted from portfolio returns. These losses were partially offset by an underweight allocation to the utilities sector and selected investments in information technology businesses.

Financials, Health Care Detracted

Investments in the financials sector trimmed Heritage’s returns. Stock selection in commercial banks and diversified financial services companies detracted from absolute and relative performance as these groups continued to struggle with the financial crisis. The combination of an overweight position and stock selection within the insurance industry also dragged down returns.

The health care sector was another source of underperformance. Within the biotechnology industry, the portfolio held several detrimental overweight positions. A stake in biotechnology company Celgene Corp., which is not a benchmark constituent, hurt performance as the company’s share price lost more than 30%. Concerns about the potential for generic competition in the biotechnology industry, which could disrupt future growth prospects, weighed on biotech stocks in general.

Industrials Lagged

In the industrials sector, Heritage maintained overweight positions in railroad companies, including Norfolk Southern Corp. This industry has been experiencing improving fundamentals as higher fuel prices have created an advantage for the more fuel-efficient railroads versus trucking companies, and as coal shipments have continued to increase. However, the abrupt decline in business activity during the period caused rail car shipments to decline approximately 18% in the first few months of 2009. In the reporting period, these positions underperformed the benchmark. Elsewhere in the sector, the portfolio’s investments in companies involved in construction and engineering underperformed those in the benchmark.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

5

Heritage

Materials, Consumer Discretionary Detracted

Holdings in the materials sector hurt relative performance. Within the sector, Heritage maintained a significant stake in chemicals company Monsanto, which is not represented in the benchmark. Although it had benefited portfolio returns in past reporting periods, Monsanto’s share price declined during the recent period amid diminished demand for many basic chemical feedstocks.

Investments in the consumer discretionary sector also detracted from performance, led by an overweight stake in private education companies that included Corinthian Colleges, Inc. While these businesses have been benefiting from expanding student enrollments resulting from corporate layoffs and fewer job opportunities, some lost ground during the past six months.

Utilities, Information Technology Helped

An underweight allocation to utilities proved advantageous in relative terms. In fact, Heritage avoided utilities altogether, by far the worst-performing sector in the benchmark during the period.

Within information technology, Heritage held several overweight positions in the semiconductor group. These positions collectively contributed to relative gains, as did holdings in the internet software services and communications equipment industries.

Outlook

Heritage’s investment process focuses on medium-sized companies with accelerating revenue and earnings growth rates, which are also exhibiting share-price strength. We believe that active investing in such companies will generate attractive investment performance over time. Despite the volatile and difficult investment environment, we remain focused on implementing our time-tested investment approach.

6

Heritage

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Express Scripts, Inc.	2.2%	2.1%
Kohl’s Corp.	2.1%	—
Monsanto Co.	2.0%	2.6%
Penn National Gaming, Inc.	1.8%	—
Apple, Inc.	1.7%	1.9%
Lorillard, Inc.	1.7%	1.3%
MetroPCS Communications, Inc.	1.7%	0.8%
CSL Ltd.	1.5%	2.5%
SBA Communications Corp., Class A	1.5%	0.3%
Broadcom Corp., Class A	1.5%	0.6%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Oil, Gas & Consumable Fuels	8.1%	7.2%
Semiconductors & Semiconductor Equipment	7.7%	4.1%
Hotels, Restaurants & Leisure	6.5%	1.7%
Specialty Retail	5.2%	5.1%
Health Care Providers & Services	5.1%	5.5%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	88.7%	85.9%
Foreign Common Stocks(1)	10.6%	12.4%
Total Common Stocks	99.3%	98.3%
Temporary Cash Investments	1.1%	1.6%
Other Assets and Liabilities	(0.4)%	0.1%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

7

Performance
New Opportunities II

Total Returns as of April 30, 2009
			Average Annual Returns
				Since	Inception
	6 months(1)	1 year	5 years	Inception	Date
Investor Class	-10.77%	-36.61%	-1.29%	1.92%	6/1/01
Russell 2000 Growth Index(2)	-3.77%	-30.36%	-1.67%	-1.60%	—
Institutional Class	-10.73%	-36.51%	—	-22.43%	5/18/07
A Class					1/31/03
No sales charge*	-11.03%	-36.84%	-1.55%	5.26%
With sales charge*	-16.18%	-40.51%	-2.72%	4.28%
B Class					1/31/03
No sales charge*	-11.09%	-37.21%	-2.27%	4.50%
With sales charge*	-16.09%	-41.21%	-2.49%	4.50%
C Class					1/31/03
No sales charge*	-11.21%	-37.19%	-2.26%	4.56%(3)
With sales charge*	-12.10%	-37.19%	-2.26%	4.56%(3)
R Class	-11.01%	-36.96%	—	31.24%	9/28/07

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75%
maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper
(3)	Class returns would have been lower if distribution and service fees had not been waived from 2/1/03 to 6/30/03.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

8

New Opportunities II

One-Year Returns Over Life of Class
Periods ended April 30
	2002*	2003	2004	2005	2006	2007	2008	2009
Investor Class	6.00%	-21.51%	49.04%	-1.18%	39.69%	8.31%	-1.11%	-36.61%
Russell 2000 Growth Index	-11.57%	-23.50%	41.57%	-0.55%	36.13%	4.53%	-6.71%	-30.36%
*From 6/1/01, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
	Institutional
Investor Class	Class	A Class	B Class	C Class	R Class
1.37%	1.17%	1.62%	2.37%	2.37%	1.87%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

9

Portfolio Commentary
New Opportunities II

Portfolio Managers: Stafford Southwick and Matthew Ferretti

Performance Summary

New Opportunities II returned –10.77%* for the six months ended April 30, 2009, trailing the –3.77% return of its benchmark, the Russell 2000 Growth Index.

Most of the fund’s underperformance versus its benchmark index occurred during the sharp market rally over the last two months of the period. In the small-cap segment of the market, the rally was led by low-quality, highly leveraged companies that had been punished earlier in the year because of the difficult credit conditions. However, as the credit markets showed signs of thawing late in the period, these stocks rebounded substantially from extremely beaten-down levels, with some of them doubling or tripling in value.

We continued to focus on companies with positive relative price strength and improving business fundamentals. Given the challenging economic environment, our approach led us to higher-quality companies that held up well when the market declined in the first half of the period. But it also meant that we had little to no exposure to the beaten-down stocks that fueled the market rally in March and April, and consequently the fund notably underperformed the index in those two months.

Industrials Lagged

Stock selection detracted from performance versus the Russell 2000 Growth Index in eight of ten market sectors, most notably in the industrials sector. Virtually all of the underperformance in this sector resulted from our overweight position in airline stocks, which slumped during the period. Our sizable exposure to the airline industry was consistent with our emphasis on industrial companies that were poised to benefit from falling raw materials costs; in this case, we expected lower fuel prices to boost profit margins for airlines.

However, two factors worked against us during the six-month period. First, many airlines had hedged against rising fuel costs in mid-2008 by locking in prices at higher levels, which prevented them from fully benefiting from falling energy prices. Second, the decline in air traffic, particularly among business travelers, resulting from the economic downturn was so severe that prices collapsed despite efforts to reduce capacity, further hurting profits for the airlines.

The biggest detractors in the portfolio included US Airways Group and UAL, the parent company of United Airlines. We reduced our overall position in the airline industry but still have modest positions in US Airways, Hawaiian Holdings, and Airtran Holdings.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

10

New Opportunities II

Financials and Technology Also Detracted

The portfolio’s financials and information technology holdings underper-formed their counterparts in the benchmark index. An overweight position in commercial banks and stock selection among real estate investment trusts contributed the bulk of the underperformance in the financials sector. U-Store-It, which owns and operates self-storage units, fell sharply in late 2008 and early 2009 as investors grew concerned about the company’s debt load and its ability to refinance debt due in 2010. Another noteworthy detractor was regional bank Oriental Financial Group, which took a substantial write-down on its mortgage-backed securities portfolio in late 2008.

In the information technology sector, semiconductor manufacturers and internet companies had the biggest negative impact. One of the most significant detractors was Bankrate, which owns a website that shows interest rates on a variety of financial instruments, from savings accounts to certificates of deposit to mortgages. The company receives fees when consumers use its website to access banks or lenders. We expected the company to benefit from the boom in mortgage refinancing, but the refinancing wave was so large that lenders were overwhelmed, so they cut back on their advertising with Bankrate.

Materials and Consumer Discretionary Added Value

Stock selection was most successful in the materials sector, particularly in the chemicals industry. Lawn and garden products maker Scotts Miracle-Gro was by far the top contributor in this sector, benefiting from market share gains and price increases that enhanced the company’s profit margins.

An overweight in consumer discretionary stocks also contributed positively to relative results, especially among specialty retailers. Hot Topic, a specialty apparel retailer primarily for teens, bucked the decline in retail sales thanks to an exclusive merchandising agreement with a popular teen-oriented movie that helped boost sales.

The portfolio’s top performance contributor, on both an absolute and relative basis, was AsiaInfo Holdings, which provides billing software and services to the telecommunications industry in China. The Chinese government restructured the telecom industry and introduced a technological upgrade, which boosted demand for AsiaInfo’s products and services and contributed to the company’s strong revenue growth.

A Look Ahead

After several quarters of contraction in the U.S. economy, early signs of stabilization have recently appeared. As a result, we are beginning to shift the portfolio toward companies that tend to do well in an economic recovery.

11

New Opportunities II

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
AsiaInfo Holdings, Inc.	2.2%	1.6%
iShares Russell Microcap Index Fund	1.9%	—
Sybase, Inc.	1.9%	1.8%
Capstead Mortgage Corp.	1.7%	1.5%
Aeropostale, Inc.	1.5%	0.9%
priceline.com, Inc.	1.5%	0.2%
Neutral Tandem, Inc.	1.4%	—
SBA Communications Corp., Class A	1.3%	—
Cracker Barrel Old Country Store, Inc.	1.3%	—
Riverbed Technology, Inc.	1.3%	0.5%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Specialty Retail	7.1%	5.3%
Hotels, Restaurants & Leisure	6.4%	2.2%
Software	6.3%	4.5%
Communications Equipment	6.2%	2.5%
Internet Software & Services	5.4%	3.8%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	94.9%	94.5%
Foreign Common Stocks(1)	4.4%	5.3%
Total Common Stocks	99.3%	99.8%
Temporary Cash Investments	1.4%	—(2)
Other Assets and Liabilities	(0.7)%	0.2%

(1)	Includes depositary shares, dual listed securities and foreign ordinary shares.
(2)	Category is less than 0.05% of total net assets.
12

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or Amer-ican Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 - 4/30/09	Expense Ratio*
Heritage
Actual
Investor Class	$1,000	$974.70	$4.90	1.00%
Institutional Class	$1,000	$975.60	$3.92	0.80%
A Class	$1,000	$973.90	$6.12	1.25%
B Class	$1,000	$969.90	$9.77	2.00%
C Class	$1,000	$970.20	$9.77	2.00%
R Class	$1,000	$972.70	$7.34	1.50%
Hypothetical
Investor Class	$1,000	$1,019.84	$5.01	1.00%
Institutional Class	$1,000	$1,020.83	$4.01	0.80%
A Class	$1,000	$1,018.60	$6.26	1.25%
B Class	$1,000	$1,014.88	$9.99	2.00%
C Class	$1,000	$1,014.88	$9.99	2.00%
R Class	$1,000	$1,017.36	$7.50	1.50%
New Opportunities II
Actual
Investor Class	$1,000	$892.30	$6.62	1.41%
Institutional Class	$1,000	$892.70	$5.68	1.21%
A Class	$1,000	$889.70	$7.78	1.66%
B Class	$1,000	$889.10	$11.29	2.41%
C Class	$1,000	$887.90	$11.28	2.41%
R Class	$1,000	$889.90	$8.95	1.91%
Hypothetical
Investor Class	$1,000	$1,017.80	$7.05	1.41%
Institutional Class	$1,000	$1,018.79	$6.06	1.21%
A Class	$1,000	$1,016.56	$8.30	1.66%
B Class	$1,000	$1,012.84	$12.03	2.41%
C Class	$1,000	$1,012.84	$12.03	2.41%
R Class	$1,000	$1,015.32	$9.54	1.91%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

14

Schedule of Investments
Heritage

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.3%			COMPUTERS & PERIPHERALS — 2.5%
AEROSPACE & DEFENSE — 2.1%			Apple, Inc.(1)	231,727	$ 29,158,209
BE Aerospace, Inc.(1)	423,700	$ 4,571,723	Seagate Technology	1,510,700	12,327,312
Lockheed Martin Corp.	188,600	14,810,758			41,485,521
Precision Castparts Corp.	205,500	15,383,730	CONSTRUCTION & ENGINEERING — 2.4%
			AECOM Technology Corp.(1)	64,900	1,669,877
		34,766,211
AIR FREIGHT & LOGISTICS — 1.9%			Granite Construction, Inc.	160,200	6,319,890
C.H. Robinson			Quanta Services, Inc.(1)	999,400	22,716,362
Worldwide, Inc.	241,000	12,811,560	Shaw Group, Inc. (The)(1)	272,900	9,150,337
FedEx Corp.	109,300	6,116,428			39,856,466
UTi Worldwide, Inc.(1)	976,541	13,144,242	CONTAINERS & PACKAGING — 1.3%
		32,072,230	Crown Holdings, Inc.(1)	1,023,700	22,572,585
AUTO COMPONENTS — 1.2%			DIVERSIFIED CONSUMER SERVICES — 2.2%
Autoliv, Inc.	428,100	10,561,227	Capella Education Co.(1)	82,100	4,218,298
BorgWarner, Inc.	356,000	10,306,200	Career Education Corp.(1)	646,500	14,248,860
		20,867,427	Corinthian Colleges, Inc.(1)	670,300	10,322,620
BIOTECHNOLOGY — 4.2%			Strayer Education, Inc.	43,500	8,239,335
Celgene Corp.(1)	362,000	15,464,640			37,029,113
CSL Ltd.	1,042,291	26,072,633	DIVERSIFIED FINANCIAL SERVICES — 0.3%
Gilead Sciences, Inc.(1)	111,600	5,111,280	CME Group, Inc.	22,500	4,980,375
Grifols SA	1,359,800	23,982,688	ELECTRICAL EQUIPMENT — 1.6%
		70,631,241	Cooper Industries Ltd.,
CAPITAL MARKETS — 3.7%			Class A	495,200	16,237,608
Affiliated Managers			Rockwell Automation, Inc.	239,600	7,568,964
Group, Inc.(1)	182,500	10,375,125	Vestas Wind Systems A/S(1)	50,500	3,332,342
Charles Schwab Corp. (The)	489,700	9,049,656			27,138,914
Invesco Ltd.	633,900	9,331,008	ELECTRONIC EQUIPMENT, INSTRUMENTS
Lazard Ltd., Class A	421,097	11,495,948	& COMPONENTS — 0.8%
Morgan Stanley	577,400	13,649,736	Dolby Laboratories, Inc.,
			Class A(1)	217,976	8,747,377
Raymond James
Financial, Inc.	514,350	8,070,152	FLIR Systems, Inc.(1)	242,400	5,376,432
		61,971,625			14,123,809
CHEMICALS — 3.1%			FOOD & STAPLES RETAILING — 0.5%
Monsanto Co.	404,230	34,315,085	Kroger Co. (The)	76,700	1,658,254
Potash Corp. of			Whole Foods Market, Inc.	310,900	6,444,957
Saskatchewan, Inc.	96,500	8,346,285			8,103,211
Scotts Miracle-Gro Co.			HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
(The), Class A	289,645	9,781,311	Baxter International, Inc.	81,800	3,967,300
		52,442,681	Covidien Ltd.	210,800	6,952,184
COMMUNICATIONS EQUIPMENT — 2.4%			Edwards
Juniper Networks, Inc.(1)	627,500	13,585,375	Lifesciences Corp.(1)	129,500	8,207,710
QUALCOMM, Inc.	200,800	8,497,856	Thoratec Corp.(1)	248,900	7,233,034
Research In Motion Ltd.(1)	118,800	8,256,600			26,360,228
Tellabs, Inc.(1)	1,861,200	9,752,688
		40,092,519

15

Heritage

	Shares	Value		Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 5.1%			LIFE SCIENCES TOOLS & SERVICES — 1.2%
Express Scripts, Inc.(1)	572,200	$ 36,603,634	Life Technologies Corp.(1)	471,900	$ 17,601,870
Medco Health			Thermo Fisher
Solutions, Inc.(1)	534,200	23,264,410	Scientific, Inc.(1)	55,100	1,932,908
Omnicare, Inc.	604,700	15,546,837			19,534,778
UnitedHealth Group, Inc.	177,800	4,181,856	MACHINERY — 4.5%
WellPoint, Inc.(1)	146,900	6,281,444	Cummins, Inc.	325,700	11,073,800
		85,878,181	Eaton Corp.	74,800	3,276,240
HOTELS, RESTAURANTS & LEISURE — 6.5%			Flowserve Corp.	179,687	12,200,747
Brinker International, Inc.	653,500	11,580,020	Illinois Tool Works, Inc.	169,700	5,566,160
Cheesecake Factory,			Ingersoll-Rand Co. Ltd.,
Inc. (The)(1)	541,800	9,411,066	Class A	362,100	7,882,917
Chipotle Mexican Grill, Inc.,			Navistar
Class A(1)	68,600	5,562,774	International Corp.(1)	404,200	15,278,760
Chipotle Mexican Grill, Inc.,			PACCAR, Inc.	128,400	4,550,496
Class B(1)	75,100	4,919,801	Parker-Hannifin Corp.	345,100	15,650,285
Darden Restaurants, Inc.	177,000	6,543,690			75,479,405
Las Vegas Sands Corp.(1)	562,900	4,401,878	MARINE — 0.6%
Penn National			Diana Shipping, Inc.	629,400	9,881,580
Gaming, Inc.(1)	883,761	30,065,549	MEDIA — 1.6%
Pinnacle			DIRECTV Group, Inc. (The)(1)	766,200	18,948,126
Entertainment, Inc.(1)	753,300	9,401,184	Lamar Advertising Co.,
Scientific Games Corp.,			Class A(1)	398,700	6,738,030
Class A(1)	451,300	7,893,237
Starbucks Corp.(1)	1,402,600	20,281,596	Liberty Media Corp. -
		110,060,795	Entertainment, Series A(1)	72,000	1,753,200
					27,439,356
INSURANCE — 1.4%			METALS & MINING — 1.2%
Aon Corp.	293,300	12,377,260	AK Steel Holding Corp.	681,400	8,865,014
Fidelity National Financial,			Freeport-McMoRan
Inc., Class A	301,300	5,462,569	Copper & Gold, Inc.	172,900	7,374,185
First American Corp.	205,600	5,773,248	Nucor Corp.	86,800	3,531,892
		23,613,077			19,771,091
INTERNET & CATALOG RETAIL — 1.3%			MULTILINE RETAIL — 3.8%
Netflix, Inc.(1)	189,100	8,568,121	J.C. Penney Co., Inc.	634,300	19,466,667
priceline.com, Inc.(1)	131,941	12,810,152	Kohl’s Corp.(1)	766,800	34,774,380
		21,378,273	Macy’s, Inc.	736,200	10,071,216
INTERNET SOFTWARE & SERVICES — 2.0%					64,312,263
Digital River, Inc.(1)	326,100	12,528,762	OIL, GAS & CONSUMABLE FUELS — 8.1%
Equinix, Inc.(1)	148,100	10,401,063	Alpha Natural
NetEase.com, Inc. ADR(1)	269,200	8,124,456	Resources, Inc.(1)	587,200	12,025,856
Opera Software ASA(1)	823,862	3,350,537	Arena Resources, Inc.(1)	289,611	8,303,147
		34,404,818	CONSOL Energy, Inc.	474,500	14,842,360
IT SERVICES — 1.9%			Continental
			Resources, Inc.(1)	334,600	7,812,910
Global Payments, Inc.	262,900	8,428,574
MasterCard, Inc., Class A	125,900	23,096,355	Denbury Resources, Inc.(1)	701,500	11,420,420
		31,524,929	EQT Corp.	210,300	7,072,389
			Murphy Oil Corp.	357,800	17,070,638

16

Heritage

	Shares	Value		Shares	Value
Petrohawk Energy Corp.(1)	894,758	$ 21,116,289	O’Reilly Automotive, Inc.(1)	635,600	$ 24,693,060
Range Resources Corp.	325,100	12,994,247	PetSmart, Inc.	361,800	8,277,984
Southwestern Energy Co.(1)	471,300	16,900,818	Ross Stores, Inc.	155,100	5,884,494
Whiting Petroleum Corp.(1)	224,166	7,343,678			87,024,359
		136,902,752	TEXTILES, APPAREL & LUXURY GOODS — 1.8%
PROFESSIONAL SERVICES — 0.8%			Carter’s, Inc.(1)	462,700	9,892,526
FTI Consulting, Inc.(1)	97,800	5,367,264	Polo Ralph Lauren Corp.	224,600	12,092,464
Huron Consulting			Warnaco Group, Inc. (The)(1)	298,500	8,608,740
Group, Inc.(1)	157,984	7,575,333			30,593,730
		12,942,597	THRIFTS & MORTGAGE FINANCE — 0.5%
ROAD & RAIL — 1.6%			Hudson City Bancorp., Inc.	726,000	9,118,560
J.B. Hunt Transport			TOBACCO — 2.5%
Services, Inc.	384,200	10,803,704	Altria Group, Inc.	795,000	12,982,350
Union Pacific Corp.	341,000	16,756,740	Lorillard, Inc.	460,600	29,077,678
		27,560,444			42,060,028
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT — 7.7%			TRADING COMPANIES & DISTRIBUTORS — 1.0%
Altera Corp.	726,500	11,849,215	Fastenal Co.	223,400	8,569,624
			MSC Industrial Direct Co.,
Analog Devices, Inc.	628,300	13,370,224	Class A	211,500	8,639,775
Broadcom Corp., Class A(1)	1,073,431	24,892,865
					17,209,399
Linear Technology Corp.	490,700	10,687,446
Marvell Technology			WIRELESS TELECOMMUNICATION SERVICES — 3.7%
Group Ltd.(1)	1,466,200	16,098,876	American Tower Corp.,
			Class A(1)	252,200	8,009,872
Micron Technology, Inc.(1)	2,112,900	10,310,952	MetroPCS
NVIDIA Corp.(1)	1,269,600	14,575,008	Communications, Inc.(1)	1,686,600	28,823,994
PMC - Sierra, Inc.(1)	879,700	6,967,224	SBA Communications Corp.,
			Class A(1)	995,432	25,084,886
Silicon Laboratories, Inc.(1)	302,500	10,061,150
Varian Semiconductor					61,918,752
Equipment Associates, Inc.(1)	433,100	11,083,029	TOTAL COMMON STOCKS
		129,895,989	(Cost $1,506,779,320)		1,672,688,993
SOFTWARE — 3.5%			Temporary Cash Investments — 1.1%
Ariba, Inc.(1)	784,087	7,535,076	JPMorgan U.S. Treasury
Electronic Arts, Inc.(1)	200,700	4,084,245	Plus Money Market Fund
Macrovision Solutions			Agency Shares	8,655	8,655
Corp.(1)	438,600	8,868,492	Repurchase Agreement, Goldman Sachs
McAfee, Inc.(1)	595,422	22,352,142	Group, Inc., (collateralized by various U.S.
			Treasury obligations, 4.75%, 2/15/37, valued
Shanda Interactive			at $19,243,554), in a joint trading account
Entertainment Ltd. ADR(1)	176,200	8,427,646	at 0.08%, dated 4/30/09, due 5/1/09
Sybase, Inc.(1)	248,000	8,422,080	(Delivery value $18,900,042)		18,900,000
		59,689,681	TOTAL TEMPORARY
			CASH INVESTMENTS
SPECIALTY RETAIL — 5.2%			(Cost $18,908,655)		18,908,655
Advance Auto Parts, Inc.	206,800	9,047,500	TOTAL INVESTMENT
Aeropostale, Inc.(1)	293,500	9,970,195	SECURITIES — 100.4%
American Eagle			(Cost $1,525,687,975)		1,691,597,648
Outfitters, Inc.	995,900	14,759,238	OTHER ASSETS
Best Buy Co., Inc.	131,800	5,058,484	AND LIABILITIES — (0.4)%		(7,074,317)
Chico’s FAS, Inc.(1)	518,600	3,962,104	TOTAL NET ASSETS — 100.0%		$1,684,523,331
Dick’s Sporting Goods, Inc.(1)	282,700	5,371,300

17

Heritage

Geographic Diversification
(as a % of net assets)
United States	88.7%
Bermuda	2.1%
Australia	1.6%
Spain	1.4%
Canada	1.0%
People’s Republic of China	1.0%
United Kingdom	0.8%
Cayman Islands	0.7%
Sweden	0.6%
Greece	0.6%
Ireland	0.4%
Norway	0.2%
Denmark	0.2%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
24,186,363	AUD for USD	5/29/09	$ 17,547,206	$(529,587)
6,632,010	DKK for USD	5/29/09	1,177,283	2,018
13,092,627	EUR for USD	5/29/09	17,321,764	(183,529)
15,628,662	NOK for USD	5/29/09	2,377,948	(53,793)
			$38,424,201	$(764,891)
(Value on Settlement Date $37,659,310)

Notes to Schedule of Investments
ADR = American Depositary Receipt
AUD = Australian Dollar
DKK = Danish Krone
EUR = Euro
NOK = Norwegian Krona
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

18

New Opportunities II

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.3%			COMMERCIAL BANKS — 2.9%
AIRLINES — 1.7%			Bank of the Ozarks, Inc.	132,550	$ 3,291,217
Airtran Holdings, Inc.(1)	245,838	$ 1,708,574	NBT Bancorp., Inc.	77,511	1,835,460
			Simmons First National
Hawaiian Holdings, Inc.(1)	694,982	3,467,960	Corp., Class A	20,894	541,781
US Airways Group, Inc.(1)	382,478	1,449,592	Southside Bancshares, Inc.	130,631	2,782,430
		6,626,126	Sterling Bancshares, Inc.	108,687	722,769
AUTO COMPONENTS — 0.6%			Wintrust Financial Corp.	116,622	1,982,574
TRW Automotive					11,156,231
Holdings Corp.(1)	268,354	2,313,211	COMMERCIAL SERVICES & SUPPLIES — 0.3%
BIOTECHNOLOGY — 5.1%			Healthcare Services
Acorda Therapeutics, Inc.(1)	42,068	834,208	Group, Inc.	72,093	1,289,023
Alexion
Pharmaceuticals, Inc.(1)	72,709	2,429,935	COMMUNICATIONS EQUIPMENT — 6.2%
			3Com Corp.(1)	1,115,035	4,515,892
Alkermes, Inc.(1)	116,718	892,893
			Acme Packet, Inc.(1)	31,148	240,151
Alnylam			Airvana, Inc.(1)	40,672	231,424
Pharmaceuticals, Inc.(1)	38,794	712,646
Cubist			Aruba Networks, Inc.(1)	174,737	819,517
Pharmaceuticals, Inc.(1)	57,368	952,309	BigBand Networks, Inc.(1)	449,078	2,631,597
InterMune, Inc.(1)	41,356	559,960	Blue Coat Systems, Inc.(1)	30,115	399,325
Isis Pharmaceuticals, Inc.(1)	96,532	1,513,622	DG FastChannel, Inc.(1)	201,983	4,712,263
Medarex, Inc.(1)	122,836	727,189	Harmonic, Inc.(1)	67,009	491,176
Myriad Genetics, Inc.(1)	78,429	3,042,261	Riverbed Technology, Inc.(1)	269,899	4,944,550
Onyx			Seachange
Pharmaceuticals, Inc.(1)	52,041	1,347,862	International, Inc.(1)	66,908	419,513
OSI Pharmaceuticals, Inc.(1)	44,310	1,487,487	Tekelec(1)	289,741	4,490,985
PDL BioPharma, Inc.	137,658	984,255			23,896,393
Regeneron			COMPUTERS & PERIPHERALS — 1.1%
Pharmaceuticals, Inc.(1)	66,673	884,084	STEC, Inc.(1)	65,609	629,847
Seattle Genetics, Inc.(1)	71,659	661,412	Synaptics, Inc.(1)	105,011	3,410,757
Theravance, Inc.(1)	74,413	1,066,338			4,040,604
United Therapeutics Corp.(1)	19,913	1,250,735	CONSTRUCTION & ENGINEERING — 1.9%
		19,347,196	AECOM Technology Corp.(1)	83,433	2,146,731
BUILDING PRODUCTS — 0.4%			MasTec, Inc.(1)	100,088	1,252,101
American Woodmark Corp.	77,864	1,611,785	URS Corp.(1)	87,142	3,839,477
CAPITAL MARKETS — 1.6%					7,238,309
Piper Jaffray Cos.(1)	120,592	4,180,925	CONTAINERS & PACKAGING — 0.5%
Westwood Holdings			Temple-Inland, Inc.	162,304	1,937,910
Group, Inc.	46,932	1,852,406
		6,033,331	DIVERSIFIED — 2.1%
			iShares Russell Microcap
CHEMICALS — 0.9%			Index Fund	236,918	7,254,429
Scotts Miracle-Gro Co.			PowerShares Zacks Micro
(The), Class A	102,548	3,463,046	Cap Portfolio	112,717	924,280
					8,178,709

19

New Opportunities II

	Shares	Value		Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.4%			HEALTH CARE PROVIDERS & SERVICES — 3.8%
Coinstar, Inc.(1)	37,561	$ 1,336,796	Amedisys, Inc.(1)	28,341	$ 950,557
DIVERSIFIED TELECOMMUNICATION			Animal Health
SERVICES — 2.6%			International, Inc.(1)	203,537	362,296
Cogent Communications			athenahealth, Inc.(1)	22,367	711,271
Group, Inc.(1)	579,160	4,888,111
			CardioNet, Inc.(1)	111,238	2,308,189
Neutral Tandem, Inc.(1)	182,882	5,230,425	Catalyst Health
		10,118,536	Solutions, Inc.(1)	91,308	2,058,995
ELECTRICAL EQUIPMENT — 3.6%			Chemed Corp.	18,182	769,644
Advanced Battery			Emergency Medical Services
Technologies, Inc.(1)	642,019	1,765,552	Corp., Class A(1)	37,935	1,321,655
American			Genoptix, Inc.(1)	51,264	1,490,757
Superconductor Corp.(1)	127,858	3,285,951
			HMS Holdings Corp.(1)	26,912	806,822
AZZ, Inc.(1)	139,407	4,311,859
			IPC The Hospitalist
Powell Industries, Inc.(1)	120,870	4,350,111	Co., Inc.(1)	93,842	1,720,124
		13,713,473	PSS World Medical, Inc.(1)	67,111	974,452
ELECTRONIC EQUIPMENT, INSTRUMENTS			Psychiatric Solutions, Inc.(1)	59,657	1,156,749
& COMPONENTS — 1.0%					14,631,511
DTS, Inc.(1)	32,980	878,917
Maxwell Technologies, Inc.(1)	294,467	3,015,342	HEALTH CARE TECHNOLOGY — 0.2%
			Phase Forward, Inc.(1)	46,621	664,815
		3,894,259	HOTELS, RESTAURANTS & LEISURE — 6.4%
ENERGY EQUIPMENT & SERVICES — 0.3%			Bally Technologies, Inc.(1)	26,794	701,467
Dril-Quip, Inc.(1)	22,758	782,420	California Pizza
NATCO Group, Inc., Class A(1)	19,682	473,549	Kitchen, Inc.(1)	169,167	2,657,614
		1,255,969	Carrols Restaurant
FOOD PRODUCTS — 0.7%			Group, Inc.(1)	329,750	1,952,120
Darling International, Inc.(1)	135,572	775,472	CKE Restaurants, Inc.	408,569	3,910,005
Sanderson Farms, Inc.	43,491	1,735,291	Cracker Barrel Old Country
		2,510,763	Store, Inc.	152,004	4,956,850
			Isle of Capri Casinos, Inc.(1)	265,566	2,852,179
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%			Jack in the Box, Inc.(1)	88,113	2,166,699
Abaxis, Inc.(1)	25,314	382,748	Papa John’s
American Medical Systems			International, Inc.(1)	26,114	693,065
Holdings, Inc.(1)	155,345	1,921,618
Haemonetics Corp.(1)	9,572	494,202	Red Robin Gourmet
			Burgers, Inc.(1)	43,242	1,061,591
ICU Medical, Inc.(1)	39,552	1,487,155
			Ruby Tuesday, Inc.(1)	486,013	3,732,580
Immucor, Inc.(1)	55,450	903,280			24,684,170
Masimo Corp.(1)	46,377	1,340,295	HOUSEHOLD DURABLES — 2.2%
Meridian Bioscience, Inc.	43,304	752,624	KB Home	202,401	3,657,386
NuVasive, Inc.(1)	38,466	1,457,861	M.D.C. Holdings, Inc.	64,047	2,189,126
Somanetics Corp.(1)	69,856	1,132,366	Sealy Corp.(1)	28,918	102,370
VNUS Medical			Tempur-Pedic
Technologies, Inc.(1)	23,956	530,625	International, Inc.	141,245	1,816,411
Volcano Corp.(1)	43,725	576,733	Universal Electronics, Inc.(1)	26,606	498,596
West Pharmaceutical					8,263,889
Services, Inc.	30,206	986,226
		11,965,733

20

New Opportunities II

	Shares	Value		Shares	Value
INSURANCE — 1.7%			National CineMedia, Inc.	280,844	$ 4,080,663
eHealth, Inc.(1)	27,581	$ 529,279	Regal Entertainment Group,
National Financial			Class A	271,383	3,544,262
Partners Corp.	292,933	2,068,107	VisionChina
Stewart Information			Media, Inc. ADR(1)	248,609	1,335,030
Services Corp.	168,496	3,809,695			15,757,535
		6,407,081	METALS & MINING — 0.7%
INTERNET & CATALOG RETAIL — 2.1%			SPDR S&P
priceline.com, Inc.(1)	59,854	5,811,225	Metals & Mining ETF	77,531	2,456,957
Shutterfly, Inc.(1)	159,630	2,044,860	MULTI-INDUSTRY — 1.1%
		7,856,085	SPDR KBW Bank ETF	258,804	4,226,269
INTERNET SOFTWARE & SERVICES — 5.4%			OIL, GAS & CONSUMABLE FUELS — 4.5%
Art Technology Group, Inc.(1)	1,209,056	3,796,436	Alon USA Energy, Inc.	44,998	571,475
			Approach Resources, Inc.(1)	132,735	942,418
AsiaInfo Holdings, Inc.(1)	513,226	8,596,536
			Arena Resources, Inc.(1)	59,431	1,703,887
Knot, Inc. (The)(1)	219,053	1,986,811
			Bill Barrett Corp.(1)	34,739	902,519
NetEase.com, Inc. ADR(1)	113,241	3,417,613
NIC, Inc.	102,840	555,336	Buckeye GP Holdings LP	43,578	735,161
			Concho Resources, Inc.(1)	114,280	3,133,558
Valueclick, Inc.(1)	188,290	1,995,874
			Contango Oil & Gas Co.(1)	17,077	647,048
WebMD Health Corp.,
Class A(1)	18,951	489,125	DCP Midstream Partners LP	46,895	698,735
		20,837,731	EXCO Resources, Inc.(1)	223,765	2,635,952
IT SERVICES — 1.7%			Holly Corp.	81,998	1,718,678
Cybersource Corp.(1)	320,408	4,681,161	Holly Energy Partners LP	26,946	801,643
Global Cash Access			NuStar Energy LP	54,508	2,746,658
Holdings, Inc.(1)	320,419	1,944,943			17,237,732
		6,626,104	PERSONAL PRODUCTS — 0.5%
LEISURE EQUIPMENT & PRODUCTS — 0.8%			American Oriental
Smith & Wesson			Bioengineering, Inc.(1)	452,463	1,918,443
Holding Corp.(1)	435,185	3,120,276	PHARMACEUTICALS — 1.1%
LIFE SCIENCES TOOLS & SERVICES — 1.2%			Auxilium
AMAG Pharmaceuticals,			Pharmaceuticals, Inc.(1)	41,682	954,518
Inc.(1)	29,186	1,308,992	Matrixx Initiatives, Inc.(1)	64,995	1,112,714
Bio-Rad Laboratories, Inc.,			Medicines Co. (The)(1)	57,762	576,465
Class A(1)	7,557	526,647	Medicis Pharmaceutical
Dionex Corp.(1)	24,222	1,525,986	Corp., Class A	45,356	728,871
Luminex Corp.(1)	44,200	725,322	Par Pharmaceutical
PAREXEL			Cos., Inc.(1)	64,466	691,720
International Corp.(1)	39,851	394,923			4,064,288
Sequenom, Inc.(1)	52,530	190,159	PROFESSIONAL SERVICES — 0.8%
		4,672,029	FTI Consulting, Inc.(1)	52,510	2,881,749
MACHINERY — 0.3%			REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
Badger Meter, Inc.	28,393	1,106,191	Ashford Hospitality
MEDIA — 4.1%			Trust, Inc.	658,953	1,990,038
Arbitron, Inc.	100,149	2,085,102	Capstead Mortgage Corp.	571,418	6,508,451
Dolan Media Co.(1)	105,459	1,256,017	Ramco-Gershenson
			Properties Trust	227,328	2,500,608
LodgeNet Interactive Corp.(1)	851,345	3,456,461
					10,999,097

21

New Opportunities II

	Shares	Value		Shares	Value
ROAD & RAIL — 0.7%			TEXTILES, APPAREL & LUXURY GOODS — 0.8%
Old Dominion			Deckers Outdoor Corp.(1)	4,536	$ 256,375
Freight Line, Inc.(1)	101,680	$ 2,862,292
SEMICONDUCTORS & SEMICONDUCTOR			Steven Madden Ltd.(1)	90,255	2,655,302
EQUIPMENT — 2.9%					2,911,677
Cirrus Logic, Inc.(1)	135,330	629,284	TOBACCO — 0.1%
			Alliance One
Microsemi Corp.(1)	93,247	1,251,375	International, Inc.(1)	137,048	513,930
Pericom			TRADING COMPANIES & DISTRIBUTORS — 0.8%
Semiconductor Corp.(1)	297,593	2,651,554
			Beacon Roofing
Sigma Designs, Inc.(1)	144,017	1,860,700	Supply, Inc.(1)	201,804	3,208,684
Supertex, Inc.(1)	147,263	3,787,604	WATER UTILITIES — 0.4%
Tessera Technologies, Inc.(1)	55,849	784,120	Consolidated Water Co., Inc.	115,220	1,545,100
		10,964,637	WIRELESS TELECOMMUNICATION SERVICES — 1.7%
SOFTWARE — 6.3%			SBA Communications
ACI Worldwide, Inc.(1)	92,165	1,591,690	Corp., Class A(1)	203,190	5,120,388
ArcSight, Inc.(1)	135,436	2,045,084	Syniverse Holdings, Inc.(1)	104,790	1,320,354
Ariba, Inc.(1)	98,823	949,689			6,440,742
Pegasystems, Inc.	25,626	447,686	TOTAL COMMON STOCKS
			(Cost $323,889,137)		380,143,956
Quality Systems, Inc.	29,511	1,582,380
salesforce.com, inc.(1)	26,734	1,144,482	Temporary Cash Investments — 1.4%
Smith Micro Software, Inc.(1)	340,917	2,931,886	JPMorgan U.S. Treasury
Sybase, Inc.(1)	211,419	7,179,789	Plus Money Market Fund
			Agency Shares	79,603	79,603
Synchronoss
Technologies, Inc.(1)	54,469	723,348	Repurchase Agreement, Deutsche Bank
			Securities, Inc., (collateralized by various
Taleo Corp., Class A(1)	33,470	401,975	U.S. Treasury obligations, 3.75%, 11/15/18,
TeleCommunication			valued at $5,512,860), in a joint trading
Systems, Inc., Class A(1)	410,458	4,026,593	account at 0.14%, dated 4/30/09, due
Ultimate Software			5/1/09 (Delivery value $5,400,021)		5,400,000
Group, Inc.(1)	51,264	960,175	TOTAL TEMPORARY
		23,984,777	CASH INVESTMENTS
SPECIALTY RETAIL — 7.1%			(Cost $5,479,603)		5,479,603
			TOTAL INVESTMENT
Aeropostale, Inc.(1)	171,978	5,842,093	SECURITIES — 100.7%
Buckle, Inc. (The)	111,666	4,172,958	(Cost $329,368,740)		385,623,559
Citi Trends, Inc.(1)	131,414	3,227,528	OTHER ASSETS
hhgregg, Inc.(1)	23,801	395,096	AND LIABILITIES — (0.7)%		(2,647,844)
Hibbett Sports, Inc.(1)	24,745	515,933	TOTAL NET ASSETS — 100.0%		$382,975,715
Hot Topic, Inc.(1)	272,957	3,340,994
Jos. A. Bank Clothiers, Inc.(1)	77,354	3,128,196	Notes to Schedule of Investments
			ADR = American Depositary Receipt
Monro Muffler, Inc.	88,748	2,216,037	ETF = Exchange Traded Fund
Wet Seal, Inc. (The),			SPDR = Standard & Poor’s Depositary Receipts
Class A(1)	1,190,007	4,533,927	(1) Non-income producing.
		27,372,762

			See Notes to Financial Statements.

22

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
		New
	Heritage	Opportunities II
Assets
Investment securities, at value (cost of $1,525,687,975
and $329,368,740, respectively)	$1,691,597,648	$385,623,559
Cash	—	1,105,992
Foreign currency holdings, at value (cost of $2,843 and $–, respectively)	2,766	—
Receivable for investments sold	22,553,346	15,465,435
Receivable for capital shares sold	4,631,669	415,716
Receivable for forward foreign currency exchange contracts	2,018	—
Dividends and interest receivable	590,669	69,797
	1,719,378,116	402,680,499

Liabilities
Payable for investments purchased	29,711,051	18,626,308
Payable for capital shares redeemed	2,980,348	614,830
Payable for forward foreign currency exchange contracts	766,909	—
Accrued management fees	1,291,143	429,670
Service fees (and distribution fees – A Class and R Class) payable	83,730	25,371
Distribution fees payable	21,604	8,605
	34,854,785	19,704,784

Net Assets	$1,684,523,331	$382,975,715

See Notes to Financial Statements.

23

APRIL 30, 2009 (UNAUDITED)
		New
	Heritage	Opportunities II
Net Assets Consist of:
Capital (par value and paid-in surplus)	$2,136,999,120	$792,428,039
Accumulated net investment loss	(3,768,792)	(226,905)
Accumulated net realized loss on investment and
foreign currency transactions	(613,851,662)	(465,480,238)
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies	165,144,665	56,254,819
	$1,684,523,331	$382,975,715

Investor Class, $0.01 Par Value
Net assets	$1,172,410,249	$157,176,044
Shares outstanding	92,506,055	31,633,076
Net asset value per share	$12.67	$4.97

Institutional Class, $0.01 Par Value
Net assets	$79,123,803	$99,285,208
Shares outstanding	6,127,956	19,900,697
Net asset value per share	$12.91	$4.99

A Class, $0.01 Par Value
Net assets	$393,882,556	$111,846,572
Shares outstanding	31,795,800	22,714,161
Net asset value per share	$12.39	$4.92
Maximum offering price (net asset value divided by 0.9425)	$13.15	$5.22

B Class, $0.01 Par Value
Net assets	$2,213,032	$2,889,317
Shares outstanding	175,611	601,109
Net asset value per share	$12.60	$4.81

C Class, $0.01 Par Value
Net assets	$35,276,604	$11,518,272
Shares outstanding	3,001,079	2,386,438
Net asset value per share	$11.75	$4.83

R Class, $0.01 Par Value
Net assets	$1,617,087	$260,302
Shares outstanding	127,943	52,815
Net asset value per share	$12.64	$4.93

See Notes to Financial Statements.

24

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
		New
	Heritage	Opportunities II
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $22,004 and $42,539, respectively)	$ 7,735,806	$ 2,651,472
Interest	9,570	4,566
	7,745,376	2,656,038

Expenses:
Management fees	7,349,114	2,668,356
Distribution fees:
B Class	6,360	9,805
C Class	111,146	41,816
Service fees:
B Class	2,120	3,268
C Class	37,049	13,939
Distribution and service fees:
A Class	411,491	135,017
R Class	2,378	382
Directors’ fees and expenses	34,069	9,634
Other expenses	3,356	726
	7,957,083	2,882,943

Net investment income (loss)	(211,707)	(226,905)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(388,322,298)	(148,210,596)
Foreign currency transactions	(1,834,925)	(17,717)
	(390,157,223)	(148,228,313)

Change in net unrealized appreciation (depreciation) on:
Investments	340,747,155	94,049,806
Translation of assets and liabilities in foreign currencies	(2,015,815)	16,022
	338,731,340	94,065,828

Net realized and unrealized gain (loss)	(51,425,883)	(54,162,485)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (51,637,590)	$ (54,389,390)

See Notes to Financial Statements.

25

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008

	Heritage		New Opportunities II
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (211,707)	$ (13,893,402)	$ (226,905)	$ (3,164,112)
Net realized gain (loss)	(390,157,223)	(187,029,551)	(148,228,313)	(137,399,405)
Change in net unrealized
appreciation (depreciation)	338,731,340	(1,057,065,104)	94,065,828	(137,916,205)
Net increase (decrease) in net assets
resulting from operations	(51,637,590)	(1,257,988,057)	(54,389,390)	(278,479,722)

Distributions to Shareholders
From net investment income:
Investor Class	(11,939,054)	—	—	—
Institutional Class	(936,743)	—	—	—
A Class	(2,902,861)	—	—	—
B Class	(2,133)	—	—	—
C Class	(43,759)	—	—	—
R Class	(4,033)	—	—	—
From net realized gains:
Investor Class	—	(116,021,756)	—	(2,300,951)
Institutional Class	—	(7,340,538)	—	(540,870)
A Class	—	(16,474,408)	—	(1,726,801)
B Class	—	(12,405)	—	(39,168)
C Class	—	(1,359,296)	—	(150,324)
R Class	—	(1,228)	—	(229)
Decrease in net assets from distributions	(15,828,583)	(141,209,631)	—	(4,758,343)

Capital Share Transactions
Net increase (decrease) in net assets
from capital share transactions	16,331,097	187,043,641	(22,301,554)	197,705,326(1)

Redemption Fees
Increase in net assets from
redemption fees	—	—	130,591	—(1)

Net increase (decrease) in net assets	(51,135,076)	(1,212,154,047)	(76,560,353)	(85,532,739)

Net Assets
Beginning of period	1,735,658,407	2,947,812,454	459,536,068	545,068,807
End of period	$1,684,523,331	$1,735,658,407	$382,975,715	$459,536,068

Accumulated undistributed
net investment income (loss)	$(3,768,792)	$12,271,498	$(226,905)	—

(1) Capital share transactions for the year ended October 31, 2008 were net of redemption fees (Note 4).

See Notes to Financial Statements.

26

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Heritage Fund (Heritage) and New Opportunities II Fund (New Opportunities II) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds’ investment objective is to seek long-term capital growth. Heritage pursues its objective by investing in companies that are medium-sized and smaller at the time of purchase that management believes will increase in value over time. New Opportunities II pursues its objective by investing in companies that are smaller-sized at the time of purchase that management believes will increase in value over time. The following is a summary of the funds’ significant accounting policies.

Multiple Class — The funds are authorized to issue the Investor Class, the Institutional Class, the A Class, the B Class, the C Class and the R Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

27

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Forward Foreign Currency Exchange Contracts — The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds’ exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

Exchange Traded Funds — The funds may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

28

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The funds are no longer subject to examination by tax authorities for years prior to 2005. Additionally, non-U.S. tax returns filed by the funds due to investments in certain foreign securities remain subject to examination by the relevant taxing authority for 7 years from the date of filing. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — New Opportunities II may impose a 2.00% redemption fee on shares held less than 180 days. The fee may not be applicable to all classes. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for each class of Heritage is 1.00% for the Investor Class, A Class, B Class, C Class and R Class and 0.80% for the Institutional Class. The annual management fee schedule for New Opportunities II ranges from 1.10% to 1.50% for the Investor Class, A Class, B Class, C Class and R Class. The Institutional Class of New Opportunities II is 0.20% less at each point within the range.

29

The effective annual management fee for each class of each fund for the six months ended April 30, 2009 was as follows:

	Investor, A, B, C & R	Institutional
Heritage	1.00%	0.80%
New Opportunities II	1.41%	1.21%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended April 30, 2009, are detailed in the Statement of Operations.

Acquired Fund Fees and Expenses — The funds may invest in mutual funds, exchange traded funds, and business development companies (the acquired funds). Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended April 30, 2009, were as follows:

	Heritage	New Opportunities II
Purchases	$1,083,607,301	$381,109,693
Proceeds from sales	$1,068,315,299	$405,340,472

30

4. Capital Share Transactions

Transactions in shares of the funds were as follows:

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount

Heritage
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	10,575,934	$121,650,762	31,233,074	$618,004,142
Issued in reinvestment of distributions	1,038,518	11,506,781	5,127,807	109,324,836
Redeemed	(15,045,519)	(168,185,045)	(48,965,070)	(876,451,757)
	(3,431,067)	(35,027,502)	(12,604,189)	(149,122,779)
Institutional Class/Shares Authorized	40,000,000		40,000,000
Sold	819,062	9,621,056	4,661,236	93,305,544
Issued in reinvestment of distributions	83,029	936,563	335,375	7,277,632
Redeemed	(1,249,587)	(13,944,020)	(5,236,470)	(85,632,543)
	(347,496)	(3,386,401)	(239,859)	14,950,633
A Class/Shares Authorized	100,000,000		100,000,000
Sold	10,782,135	119,415,040	22,743,450	430,416,225
Issued in reinvestment of distributions	257,512	2,791,427	779,682	16,263,842
Redeemed	(6,652,619)	(72,242,182)	(9,151,482)	(160,662,157)
	4,387,028	49,964,285	14,371,650	286,017,910
B Class/Shares Authorized	35,000,000		35,000,000
Sold	62,025	686,375	143,185	2,761,872
Issued in reinvestment of distributions	178	1,969	537	11,416
Redeemed	(22,629)	(254,717)	(11,336)	(184,696)
	39,574	433,627	132,386	2,588,592
C Class/Shares Authorized	35,000,000		35,000,000
Sold	764,287	8,110,811	2,301,879	42,068,427
Issued in reinvestment of distributions	3,445	35,514	60,851	1,207,291
Redeemed	(470,960)	(4,826,095)	(674,227)	(11,344,437)
	296,772	3,320,230	1,688,503	31,931,281
R Class/Shares Authorized	30,000,000		30,000,000
Sold	102,196	1,165,277	47,915	887,242
Issued in reinvestment of distributions	364	4,033	58	1,228
Redeemed	(12,528)	(142,452)	(11,224)	(210,466)
	90,032	1,026,858	36,749	678,004
Net increase (decrease)	1,034,843	$ 16,331,097	3,385,240	$187,043,641

31

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount

New Opportunities II
Investor Class/Shares Authorized	165,000,000		165,000,000
Sold	8,628,293	$ 41,299,576	14,516,866	$107,524,672
Issued in reinvestment of distributions	—	—	192,298	1,651,841
Redeemed	(16,844,667)	(77,448,806)	(7,044,679)	(51,234,905)(1)
	(8,216,374)	(36,149,230)	7,664,485	57,941,608
Institutional Class/Shares Authorized	50,000,000		50,000,000
Sold	8,776,577	41,866,918	17,709,479	141,204,228
Issued in reinvestment of distributions	—	—	7,845	67,466
Redeemed	(5,299,271)	(25,495,631)	(3,243,291)	(23,252,011)(2)
	3,477,306	16,371,287	14,474,033	118,019,683
A Class/Shares Authorized	100,000,000		100,000,000
Sold	3,563,855	16,737,089	7,874,721	61,062,282
Issued in reinvestment of distributions	—	—	193,819	1,655,219
Redeemed	(4,328,183)	(19,822,350)	(6,200,038)	(46,433,452)(3)
	(764,328)	(3,085,261)	1,868,502	16,284,049
B Class/Shares Authorized	20,000,000		20,000,000
Sold	150,886	690,979	120,388	909,810
Issued in reinvestment of distributions	—	—	4,508	37,960
Redeemed	(75,379)	(333,201)	(91,032)	(657,189)(4)
	75,507	357,778	33,864	290,581
C Class/Shares Authorized	20,000,000		20,000,000
Sold	405,666	1,859,240	1,109,692	8,592,777
Issued in reinvestment of distributions	—	—	13,136	111,133
Redeemed	(406,571)	(1,812,662)	(501,516)	(3,655,747)(5)
	(905)	46,578	621,312	5,048,163
R Class/Shares Authorized	20,000,000		20,000,000
Sold	38,331	179,897	20,089	138,869
Issued in reinvestment of distributions	—	—	27	229
Redeemed	(5,046)	(22,603)	(3,358)	(17,856)
	33,285	157,294	16,758	121,242
Net increase (decrease)	(5,395,509)	$ (22,301,554)	24,678,954	$197,705,326

(1)	Net of redemption fees of $174,782.
(2)	Net of redemption fees of $14,858.
(3)	Net of redemption fees of $17,033.
(4)	Net of redemption fees of $249.
(5)	Net of redemption fees of $923.

32

5. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities and other financial instruments as of April 30, 2009:

		Unrealized Gain (Loss) on
Fund/Valuation Inputs	Value of Investment Securities	Other Financial Instruments*

Heritage
Level 1 – Quoted Prices	$1,615,959,448	—
Level 2 – Other Significant Observable Inputs	75,638,200	$(764,891)
Level 3 – Significant Unobservable Inputs	—	—
	$1,691,597,648	$(764,891)
New Opportunities II
Level 1 – Quoted Prices	$380,223,559	—
Level 2 – Other Significant Observable Inputs	5,400,000	—
Level 3 – Significant Unobservable Inputs	—	—
	$385,623,559	—
*Includes forward foreign currency exchange contracts.

6. Bank Line of Credit

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended April 30, 2009.

33

7. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the funds did not utilize the program.

8. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

New Opportunities II concentrates its investments in common stocks of small companies. Because of this, New Opportunities II may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

New Opportunities II’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

	Heritage	New Opportunities II
Federal tax cost of investments	$1,553,173,991	$342,208,347
Gross tax appreciation of investments	$233,200,373	$53,088,843
Gross tax depreciation of investments	(94,776,716)	(9,673,631)
Net tax appreciation (depreciation) of investments	$138,423,657	$43,415,212

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

34

As of October 31, 2008, Heritage and New Opportunities II had accumulated capital losses of $(184,471,004) and $(304,046,240), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire as follows:

	2011	2012	2013	2014	2015	2016
Heritage	—	—	—	—	—	$(184,471,004)
New Opportunities II	$(13,145,846)	$(19,655,453)	$(42,248,002)	$(103,823,579)	—	$(125,173,360)

10. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

35

Financial Highlights
Heritage

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$13.15	$22.83	$15.58	$13.48	$10.76	$10.78
Income From
Investment Operations
Net Investment
Income (Loss)(2)	—(3)	(0.09)	(0.10)	(0.03)	(0.06)	(0.05)
Net Realized and
Unrealized Gain (Loss)	(0.35)	(8.53)	8.42	2.22	2.78	0.03
Total From
Investment Operations	(0.35)	(8.62)	8.32	2.19	2.72	(0.02)
Distributions
From Net
Investment Income	(0.13)	—	—	—	—	—
From Net
Realized Gains	—	(1.06)	(1.07)	(0.09)	—	—
Total Distributions	(0.13)	(1.06)	(1.07)	(0.09)	—	—
Net Asset Value,
End of Period	$12.67	$13.15	$22.83	$15.58	$13.48	$10.76

Total Return(4)	(2.53)%	(39.54)%	56.41%	16.26%	25.16%	(0.09)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.00%(5)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	0.04%(5)	(0.47)%	(0.56)%	(0.22)%	(0.46)%	(0.44)%
Portfolio Turnover Rate	70%	172%	128%	230%	236%	264%
Net Assets, End of Period
(in millions)	$1,172	$1,262	$2,478	$1,037	$801	$1,148

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

36

Heritage

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$13.41	$23.21	$15.80	$13.63	$10.87	$10.86
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.01	(0.05)	(0.07)	—(3)	(0.03)	(0.03)
Net Realized and
Unrealized Gain (Loss)	(0.36)	(8.69)	8.55	2.26	2.79	0.04
Total From
Investment Operations	(0.35)	(8.74)	8.48	2.26	2.76	0.01
Distributions
From Net
Investment Income	(0.15)	—	—	—	—	—
From Net
Realized Gains	—	(1.06)	(1.07)	(0.09)	—	—
Total Distributions	(0.15)	(1.06)	(1.07)	(0.09)	—	—
Net Asset Value,
End of Period	$12.91	$13.41	$23.21	$15.80	$13.63	$10.87

Total Return(4)	(2.44)%	(39.41)%	56.66%	16.59%	25.39%	0.09%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.80%(5)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	0.24%(5)	(0.27)%	(0.36)%	(0.02)%	(0.26)%	(0.24)%
Portfolio Turnover Rate	70%	172%	128%	230%	236%	264%
Net Assets, End of Period
(in thousands)	$79,124	$86,835	$155,885	$57,039	$43,192	$58,259

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

37

Heritage

A Class(1)
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(2)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$12.84	$22.37	$15.32	$13.29	$10.64	$10.68
Income From
Investment Operations
Net Investment
Income (Loss)(3)	(0.01)	(0.13)	(0.15)	(0.08)	(0.09)	(0.07)
Net Realized and
Unrealized Gain (Loss)	(0.34)	(8.34)	8.27	2.20	2.74	0.03
Total From
Investment Operations	(0.35)	(8.47)	8.12	2.12	2.65	(0.04)
Distributions
From Net
Investment Income	(0.10)	—	—	—	—	—
From Net
Realized Gains	—	(1.06)	(1.07)	(0.09)	—	—
Total Distributions	(0.10)	(1.06)	(1.07)	(0.09)	—	—
Net Asset Value,
End of Period	$12.39	$12.84	$22.37	$15.32	$13.29	$10.64

Total Return(4)	(2.61)%	(39.69)%	56.05%	15.96%	24.91%	(0.37)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.25%(5)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(0.21)%(5)	(0.72)%	(0.81)%	(0.47)%	(0.71)%	(0.69)%
Portfolio Turnover Rate	70%	172%	128%	230%	236%	264%
Net Assets, End of Period
(in thousands)	$393,883	$351,962	$291,674	$57,995	$19,953	$15,623

(1)	Prior to September 4, 2007, the A Class was referred to as the Advisor Class.
(2)	Six months ended April 30, 2009 (unaudited).
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

38

Heritage

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$13.01	$22.82	$21.52
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.05)	(0.26)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.34)	(8.49)	1.33
Total From Investment Operations	(0.39)	(8.75)	1.30
Distributions
From Net Investment Income	(0.02)	—	—
From Net Realized Gains	—	(1.06)	—
Total Distributions	(0.02)	(1.06)	—
Net Asset Value, End of Period	$12.60	$13.01	$22.82

Total Return(4)	(3.01)%	(40.16)%	6.04%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00%(5)	2.00%	2.00%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.96)%(5)	(1.47)%	(1.81)%(5)
Portfolio Turnover Rate	70%	172%	128%(6)
Net Assets, End of Period (in thousands)	$2,213	$1,770	$83

(1) Six months ended April 30, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through October 31, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

39

Heritage

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$12.13	$21.35	$14.77	$12.91	$10.41	$10.54
Income From
Investment Operations
Net Investment
Income (Loss)(2)	(0.05)	(0.26)	(0.29)	(0.18)	(0.17)	(0.15)
Net Realized and
Unrealized Gain (Loss)	(0.31)	(7.90)	7.94	2.13	2.67	0.02
Total From
Investment Operations	(0.36)	(8.16)	7.65	1.95	2.50	(0.13)
Distributions
From Net
Investment Income	(0.02)	—	—	—	—	—
From Net
Realized Gains	—	(1.06)	(1.07)	(0.09)	—	—
Total Distributions	(0.02)	(1.06)	(1.07)	(0.09)	—	—
Net Asset Value,
End of Period	$11.75	$12.13	$21.35	$14.77	$12.91	$10.41

Total Return(3)	(2.98)%	(40.16)%	54.88%	15.11%	24.02%	(1.23)%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	2.00%(4)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(0.96)%(4)	(1.47)%	(1.56)%	(1.22)%	(1.46)%	(1.44)%
Portfolio Turnover Rate	70%	172%	128%	230%	236%	264%
Net Assets, End of Period
(in thousands)	$35,277	$32,812	$21,692	$2,334	$898	$889

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

40

Heritage

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$13.08	$22.83	$21.52
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.03)	(0.17)	(0.02)
Net Realized and Unrealized Gain (Loss)	(0.34)	(8.52)	1.33
Total From Investment Operations	(0.37)	(8.69)	1.31
Distributions
From Net Investment Income	(0.07)	—	—
From Net Realized Gains	—	(1.06)	—
Total Distributions	(0.07)	(1.06)	—
Net Asset Value, End of Period	$12.64	$13.08	$22.83

Total Return(4)	(2.73)%	(39.86)%	6.09%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50%(5)	1.50%	1.50%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.46)%(5)	(0.97)%	(1.22)%(5)
Portfolio Turnover Rate	70%	172%	128%(6)
Net Assets, End of Period (in thousands)	$1,617	$496	$27

(1) Six months ended April 30, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through October 31, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2007.

See Notes to Financial Statements.

41

New Opportunities II

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.57	$9.42	$7.63	$6.75	$6.29	$5.75
Income From
Investment Operations
Net Investment
Income (Loss)(2)	—(3)	(0.04)	(0.05)	(0.06)	(0.06)	(0.07)
Net Realized and
Unrealized Gain (Loss)	(0.60)	(3.73)	2.52	1.16	0.69	0.61
Total From
Investment Operations	(0.60)	(3.77)	2.47	1.10	0.63	0.54
Distributions
From Net
Realized Gains	—	(0.08)	(0.68)	(0.22)	(0.17)	—
Net Asset Value,
End of Period	$4.97	$5.57	$9.42	$7.63	$6.75	$6.29

Total Return(4)	(10.77)%	(40.34)%	35.22%	16.52%	10.14%	9.39%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.41%(5)	1.36%	1.41%	1.50%	1.50%	1.50%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(0.05)%(5)	(0.49)%	(0.70)%	(0.80)%	(0.93)%	(1.09)%
Portfolio Turnover Rate	96%	148%	204%	299%	269%	255%
Net Assets, End of Period
(in thousands)	$157,176	$222,017	$303,189	$51,336	$43,157	$38,917

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

42

New Opportunities II

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.59	$9.43	$8.27
Income From Investment Operations
Net Investment Income (Loss)(3)	—(4)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.60)	(3.74)	1.19
Total From Investment Operations	(0.60)	(3.76)	1.16
Distributions
From Net Realized Gains	—	(0.08)	—
Net Asset Value, End of Period	$4.99	$5.59	$9.43

Total Return(5)	(10.73)%	(40.19)%	14.03%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.21%(6)	1.16%	1.21%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%(6)	(0.29)%	(0.65)%(6)
Portfolio Turnover Rate	96%	148%	204%(7)
Net Assets, End of Period (in thousands)	$99,285	$91,791	$18,384

(1) Six months ended April 30, 2009 (unaudited).
(2) May 18, 2007 (commencement of sale) through October 31, 2007.
(3) Computed using average shares outstanding throughout the period.
(4) Per-share amount was less than $0.005.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(6) Annualized.
(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated year ended October 31, 2007.

See Notes to Financial Statements.

43

New Opportunities II

A Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.53	$9.37	$7.59	$6.72	$6.26	$5.74
Income From
Investment Operations
Net Investment
Income (Loss)(2)	(0.01)	(0.06)	(0.07)	(0.08)	(0.08)	(0.08)
Net Realized and
Unrealized Gain (Loss)	(0.60)	(3.70)	2.51	1.16	0.70	0.60
Total From
Investment Operations	(0.61)	(3.76)	2.44	1.08	0.62	0.52
Distributions
From Net
Realized Gains	—	(0.08)	(0.66)	(0.21)	(0.16)	—
Net Asset Value,
End of Period	$4.92	$5.53	$9.37	$7.59	$6.72	$6.26

Total Return(3)	(11.03)%	(40.45)%	34.91%	16.22%	9.91%	9.06%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.66%(4)	1.61%	1.66%	1.75%	1.75%	1.75%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(0.30)%(4)	(0.74)%	(0.95)%	(1.05)%	(1.18)%	(1.34)%
Portfolio Turnover Rate	96%	148%	204%	299%	269%	255%
Net Assets, End of Period
(in thousands)	$111,847	$129,791	$202,515	$73,383	$47,937	$20,337

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

44

New Opportunities II

B Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.41	$9.25	$7.49	$6.63	$6.18	$5.71
Income From
Investment Operations
Net Investment
Income (Loss)(2)	(0.02)	(0.11)	(0.13)	(0.14)	(0.13)	(0.13)
Net Realized and
Unrealized Gain (Loss)	(0.58)	(3.65)	2.49	1.15	0.69	0.60
Total From
Investment Operations	(0.60)	(3.76)	2.36	1.01	0.56	0.47
Distributions
From Net
Realized Gains	—	(0.08)	(0.60)	(0.15)	(0.11)	—
Net Asset Value,
End of Period	$4.81	$5.41	$9.25	$7.49	$6.63	$6.18

Total Return(3)	(11.09)%	(40.97)%	33.84%	15.46%	9.03%	8.23%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	2.41%(4)	2.36%	2.41%	2.50%	2.50%	2.50%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(1.05)%(4)	(1.49)%	(1.70)%	(1.80)%	(1.93)%	(2.09)%
Portfolio Turnover Rate	96%	148%	204%	299%	269%	255%
Net Assets, End of Period
(in thousands)	$2,889	$2,846	$4,549	$3,383	$2,367	$1,163

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

45

New Opportunities II

C Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.44	$9.29	$7.52	$6.66	$6.20	$5.73
Income From
Investment Operations
Net Investment
Income (Loss)(2)	(0.02)	(0.11)	(0.13)	(0.14)	(0.13)	(0.13)
Net Realized and
Unrealized Gain (Loss)	(0.59)	(3.66)	2.50	1.15	0.70	0.60
Total From
Investment Operations	(0.61)	(3.77)	2.37	1.01	0.57	0.47
Distributions
From Net
Realized Gains	—	(0.08)	(0.60)	(0.15)	(0.11)	—
Net Asset Value,
End of Period	$4.83	$5.44	$9.29	$7.52	$6.66	$6.20

Total Return(3)	(11.21)%	(40.91)%	34.02%	15.24%	9.16%	8.20%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	2.41%(4)	2.36%	2.41%	2.50%	2.50%	2.50%
Ratio of Net Investment
Income (Loss) to Average
Net Assets	(1.05)%(4)	(1.49)%	(1.70)%	(1.80)%	(1.93)%	(2.09)%
Portfolio Turnover Rate	96%	148%	204%	299%	269%	255%
Net Assets, End of Period
(in thousands)	$11,518	$12,983	$16,406	$4,424	$3,414	$1,294

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.

See Notes to Financial Statements.

46

New Opportunities II

R Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007(2)
Per-Share Data
Net Asset Value, Beginning of Period	$5.54	$9.42	$9.02
Income From Investment Operations
Net Investment Income (Loss)(3)	(0.01)	(0.06)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.60)	(3.74)	0.41
Total From Investment Operations	(0.61)	(3.80)	0.40
Distributions
From Net Realized Gains	—	(0.08)	—
Net Asset Value, End of Period	$4.93	$5.54	$9.42

Total Return(4)	(11.01)%	(40.66)%	4.43%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.91%(5)	1.86%	1.91%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.55)%(5)	(0.99)%	(1.61)%(5)
Portfolio Turnover Rate	96%	148%	204%(6)
Net Assets, End of Period (in thousands)	$260	$108	$26

(1) Six months ended April 30, 2009 (unaudited).
(2) September 28, 2007 (commencement of sale) through October 31, 2007.
(3) Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated year ended October 31, 2007.

See Notes to Financial Statements.

47

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

48

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

49

Notes

50

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021
816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906
CL-SAN-65594N

Semiannual Report
April 30, 2009

American Century Investments

New Opportunities Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten. He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns	2

New Opportunities

Performance	3
Portfolio Commentary	5
Top Ten Holdings	7
Top Five Industries	7
Types of Investments in Portfolio	7

Shareholder Fee Example	8

Financial Statements

Schedule of Investments	10
Statement of Assets and Liabilities	14
Statement of Operations	15
Statement of Changes in Net Assets	16
Notes to Financial Statements	17
Financial Highlights	22

Other Information

Additional Information	23
Index Definitions	24

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Glenn Fogle, Chief Investment Officer, U.S. Growth Equity—Mid & Small Cap

Riding the Stock Market Roller Coaster

A dramatic shift in market sentiment buffeted the U.S. stock market during the six months ended April 30, 2009. The extreme pessimism that sent the equity market down sharply during the first four months of the period gave way to renewed optimism and a powerful market rally during the last seven weeks.

The pessimism that sank the stock market in late 2008 and early 2009 was brought on by a worsening economic downturn and continued distress in the financial sector. The U.S. economy sank into recession, contracting at an annual rate of more than 6% in both the fourth quarter of 2008 and the first quarter of 2009 as the unemployment rate hit a 26-year high and consumer spending slumped. In addition, the credit markets remained frozen, which contributed to growing losses and deteriorating balance sheets for many financial companies. As a result, the major stock indices finished 2008 with their worst quarter in 21 years and continued on a downward trajectory in the first two months of 2009.

However, the market bottomed in early March and staged a sharp rebound through the end of April as investor sentiment changed abruptly. Early signs of economic stabilization generated optimism about a possible recovery, and investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets. Despite their recent resurgence, though, most stocks still declined overall for the six-month period (see the table below).

Growth Stocks Outperformed

In this turbulent environment, growth stocks outpaced value issues by a considerable margin across all market capitalizations. Although it is not clear whether we are in the early stages of a growth-led market, we have conviction in the consistent execution of our investment strategies. Our portfolio managers and analysts continue to seek out the stocks of companies that possess improving fundamentals, reflecting our belief that long-term stock price movements follow growth in earnings, revenues, and cash flow.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	–7.39%	Russell 2000 Index (Small-Cap)	–8.40%
Russell 1000 Growth Index	–1.52%	Russell 2000 Growth Index	–3.77%
Russell 1000 Value Index	–13.27%	Russell 2000 Value Index	–12.60%
Russell Midcap Index	–1.64%	*Total returns for periods less than one year are not annualized.
Russell Midcap Growth Index	2.71%
Russell Midcap Value Index	–6.14%

2

Performance
New Opportunities

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
New Opportunities	-11.33%	-36.94%	-2.26%	1.48%	3.15%	12/26/96
Russell 2000 Growth Index(2)	-3.77%	-30.36%	-1.67%	-1.06%	0.78%(3)	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
(3)	Since 12/31/96, the date nearest the fund’s inception for which data are available.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

One-Year Returns Over 10 Years
Periods ended April 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
New Opportunities	172.82%	-46.30%	-7.32%	-26.32%	29.85%	-3.73%	42.24%	4.88%	-1.50%	-36.94%
Russell 2000
Growth Index	31.39%	-24.85%	-8.52%	-23.50%	41.57%	-0.55%	36.13%	4.53%	-6.71%	-30.36%

Total Annual Fund Operating Expenses
New Opportunities	1.51%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach sample may chart involve higher volatility and risk.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Portfolio Commentary
New Opportunities

Portfolio Managers: Stafford Southwick and Matthew Ferretti

Performance Summary

New Opportunities returned –11.33%* for the six months ended April 30, 2009, trailing the –3.77% return of its benchmark, the Russell 2000 Growth Index.

Most of the fund’s underperformance versus its benchmark index occurred during the sharp market rally over the last two months of the period. In the small-cap segment of the market, the rally was led by low-quality, highly leveraged companies that had been punished earlier in the year because of the difficult credit conditions. However, as the credit markets showed signs of thawing late in the period, these stocks rebounded substantially from extremely beaten-down levels, with some of them doubling or tripling in value.

We continued to focus on companies with positive relative price strength and improving business fundamentals. Given the challenging economic environment, our approach led us to higher-quality companies that held up well when the market declined in the first half of the period. But it also meant that we had little to no exposure to the beaten-down stocks that fueled the market rally in March and April, and consequently the fund notably underperformed the index in those two months.

Industrials Lagged

Stock selection detracted from performance versus the Russell 2000 Growth Index in eight of ten market sectors, most notably in the industrials sector. Virtually all of the underperformance in this sector resulted from our overweight position in airline stocks, which slumped during the period. Our sizable exposure to the airline industry was consistent with our emphasis on industrial companies that were poised to benefit from falling raw materials costs; in this case, we expected lower fuel prices to boost profit margins for airlines.

However, two factors worked against us during the six-month period. First, many airlines had hedged against rising fuel costs in mid-2008 by locking in prices at higher levels, which prevented them from fully benefiting from falling energy prices. Second, the decline in air traffic, particularly among business travelers, resulting from the economic downturn was so severe that prices collapsed despite efforts to reduce capacity, further hurting profits for the airlines.

The biggest detractors in the portfolio included US Airways Group and UAL, the parent company of United Airlines. We reduced our overall position in the airline industry but still have modest positions in US Airways, Hawaiian Holdings, and Airtran Holdings.

*Total returns for periods less than one year are not annualized.

5

New Opportunities

Financials and Technology Also Detracted

The portfolio’s financials and information technology holdings underper-formed their counterparts in the benchmark index. An overweight position in commercial banks and stock selection among real estate investment trusts contributed the bulk of the underperformance in the financials sector. U-Store-It, which owns and operates self-storage units, fell sharply in late 2008 and early 2009 as investors grew concerned about the company’s debt load and its ability to refinance debt due in 2010. Another noteworthy detractor was regional bank Oriental Financial Group, which took a substantial write-down on its mortgage-backed securities portfolio in late 2008.

In the information technology sector, semiconductor manufacturers and internet companies had the biggest negative impact. One of the most significant detractors was Bankrate, which owns a website that shows interest rates on a variety of financial instruments, from savings accounts to certificates of deposit to mortgages. The company receives fees when consumers use its website to access banks or lenders. We expected the company to benefit from the boom in mortgage refinancing, but the refinancing wave was so large that lenders were overwhelmed, so they cut back on their advertising with Bankrate.

Materials and Consumer Discretionary Added Value

Stock selection was most successful in the materials sector, particularly in the chemicals industry. Lawn and garden products maker Scotts Miracle-Gro was by far the top contributor in this sector, benefiting from market share gains and price increases that enhanced the company’s profit margins.

An overweight in consumer discretionary stocks also contributed positively to relative results, especially among specialty retailers. Hot Topic, a specialty apparel retailer primarily for teens, bucked the decline in retail sales thanks to an exclusive merchandising agreement with a popular teen-oriented movie that helped boost sales.

The portfolio’s top performance contributor, on both an absolute and relative basis, was AsiaInfo Holdings, which provides billing software and services to the telecommunications industry in China. The Chinese government restructured the telecom industry and introduced a technological upgrade, which boosted demand for AsiaInfo’s products and services and contributed to the company’s strong revenue growth.

A Look Ahead

After several quarters of contraction in the U.S. economy, early signs of stabilization have recently appeared. As a result, we are beginning to shift the portfolio toward companies that tend to do well in an economic recovery.

6

New Opportunities

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
AsiaInfo Holdings, Inc.	2.2%	1.7%
iShares Russell Microcap Index Fund	1.9%	—
Sybase, Inc.	1.9%	1.8%
Capstead Mortgage Corp.	1.7%	1.5%
Aeropostale, Inc.	1.5%	0.9%
priceline.com, Inc.	1.5%	0.2%
SBA Communications Corp., Class A	1.3%	—
Neutral Tandem, Inc.	1.3%	—
Cogent Communications Group, Inc.	1.3%	—
Cracker Barrel Old Country Store, Inc.	1.3%	—

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Specialty Retail	7.1%	5.2%
Hotels, Restaurants & Leisure	6.5%	2.2%
Software	6.3%	4.6%
Communications Equipment	6.1%	2.5%
Internet Software & Services	5.4%	3.8%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	94.9%	94.4%
Foreign Common Stocks(1)	4.3%	5.2%
Total Common Stocks	99.2%	99.6%
Temporary Cash Investments	1.1%	0.1%
Other Assets and Liabilities	(0.3)%	0.3%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

7

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 – 4/30/09	Expense Ratio*
Actual	$1,000	$886.70	$7.02	1.50%
Hypothetical	$1,000	$1,017.36	$7.50	1.50%

*	Expenses are equal to the fund’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
9

Schedule of Investments
New Opportunities

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.2%			Sterling Bancshares, Inc.	33,724	$ 224,265
AIRLINES — 1.7%			Wintrust Financial Corp.	35,038	595,646
Airtran Holdings, Inc.(1)	73,908	$ 513,661			3,286,588
			COMMERCIAL SERVICES & SUPPLIES — 0.3%
Hawaiian Holdings, Inc.(1)	203,345	1,014,691
			Healthcare Services Group, Inc.	21,261	380,147
US Airways Group, Inc.(1)	114,986	435,797
			COMMUNICATIONS EQUIPMENT — 6.1%
		1,964,149	3Com Corp.(1)	318,740	1,290,897
AUTO COMPONENTS — 0.6%
			Acme Packet, Inc.(1)	8,621	66,468
TRW Automotive
Holdings Corp.(1)	80,445	693,436	Airvana, Inc.(1)	11,989	68,217
BIOTECHNOLOGY — 5.1%			Aruba Networks, Inc.(1)	52,082	244,265
Acorda Therapeutics, Inc.(1)	12,406	246,011	BigBand Networks, Inc.(1)	129,916	761,308
Alexion Pharmaceuticals, Inc.(1)	21,443	716,625	Blue Coat Systems, Inc.(1)	8,506	112,790
Alkermes, Inc.(1)	34,847	266,580	DG FastChannel, Inc.(1)	59,135	1,379,620
Alnylam Pharmaceuticals, Inc.(1)	11,441	210,171	Harmonic, Inc.(1)	21,931	160,754
Cubist Pharmaceuticals, Inc.(1)	17,092	283,727	Riverbed Technology, Inc.(1)	76,479	1,401,095
InterMune, Inc.(1)	12,196	165,134	Seachange International, Inc.(1)	19,723	123,663
Isis Pharmaceuticals, Inc.(1)	28,128	441,047	Tekelec(1)	82,424	1,277,572
Medarex, Inc.(1)	36,226	214,458			6,886,649
Myriad Genetics, Inc.(1)	23,129	897,174	COMPUTERS & PERIPHERALS — 1.1%
Onyx Pharmaceuticals, Inc.(1)	15,346	397,461	STEC, Inc.(1)	19,720	189,312
OSI Pharmaceuticals, Inc.(1)	13,068	438,693	Synaptics, Inc.(1)	30,978	1,006,165
PDL BioPharma, Inc.	40,597	290,269			1,195,477
Regeneron			CONSTRUCTION & ENGINEERING — 1.9%
Pharmaceuticals, Inc.(1)	19,913	264,046	AECOM Technology Corp.(1)	24,887	640,343
Seattle Genetics, Inc.(1)	21,133	195,058	MasTec, Inc.(1)	29,504	369,095
Theravance, Inc.(1)	23,107	331,123	URS Corp.(1)	24,691	1,087,885
United Therapeutics Corp.(1)	6,141	385,716			2,097,323
		5,743,293	CONTAINERS & PACKAGING — 0.5%
BUILDING PRODUCTS — 0.4%			Temple-Inland, Inc.	48,819	582,899
American Woodmark Corp.	23,354	483,428	DIVERSIFIED — 2.1%
CAPITAL MARKETS — 1.6%			iShares Russell
Piper Jaffray Cos.(1)	35,575	1,233,385	Microcap Index Fund	69,042	2,114,066
Westwood Holdings Group, Inc.	14,117	557,198	PowerShares Zacks
			Micro Cap Portfolio	34,051	279,218
		1,790,583			2,393,284
CHEMICALS — 0.9%			DIVERSIFIED CONSUMER SERVICES — 0.4%
Scotts Miracle-Gro Co. (The),
Class A	29,900	1,009,723	Coinstar, Inc.(1)	11,148	396,757
COMMERCIAL BANKS — 2.9%			DIVERSIFIED TELECOMMUNICATION
Bank of the Ozarks, Inc.	39,090	970,605	SERVICES — 2.6%
			Cogent Communications
NBT Bancorp., Inc.	22,928	542,935	Group, Inc.(1)	168,232	1,419,878
Simmons First National Corp.,			Neutral Tandem, Inc.(1)	52,041	1,488,373
Class A	6,094	158,017
Southside Bancshares, Inc.	37,330	795,120			2,908,251

10

New Opportunities

	Shares	Value		Shares	Value
ELECTRICAL EQUIPMENT — 3.6%			HMS Holdings Corp.(1)	7,937	$ 237,951
Advanced Battery			IPC The Hospitalist Co., Inc.(1)	27,675	507,283
Technologies, Inc.(1)	189,912	$ 522,258
			PSS World Medical, Inc.(1)	19,792	287,380
American			Psychiatric Solutions, Inc.(1)	17,593	341,128
Superconductor Corp.(1)	37,694	968,736
AZZ, Inc.(1)	40,948	1,266,522			4,312,594
Powell Industries, Inc.(1)	34,984	1,259,074	HEALTH CARE TECHNOLOGY — 0.2%
			Phase Forward, Inc.(1)	13,743	195,975
		4,016,590
ELECTRONIC EQUIPMENT, INSTRUMENTS			HOTELS, RESTAURANTS & LEISURE — 6.5%
& COMPONENTS — 1.0%			Bally Technologies, Inc.(1)	8,580	224,624
DTS, Inc.(1)	9,791	260,930	California Pizza Kitchen, Inc.(1)	50,052	786,317
Maxwell Technologies, Inc.(1)	87,999	901,110	Carrols Restaurant Group, Inc.(1)	98,189	581,279
		1,162,040	CKE Restaurants, Inc.	119,286	1,141,567
ENERGY EQUIPMENT & SERVICES — 0.3%			Cracker Barrel Old
Dril-Quip, Inc.(1)	6,712	230,759	Country Store, Inc.	43,328	1,412,926
			Isle of Capri Casinos, Inc.(1)	78,283	840,759
NATCO Group, Inc., Class A(1)	6,537	157,280
			Jack in the Box, Inc.(1)	25,738	632,898
		388,039
FOOD PRODUCTS — 0.7%			Papa John’s International, Inc.(1)	8,362	221,928
Darling International, Inc.(1)	43,616	249,483	Red Robin Gourmet
			Burgers, Inc.(1)	13,020	319,641
Sanderson Farms, Inc.	13,091	522,331	Ruby Tuesday, Inc.(1)	145,725	1,119,168
		771,814
					7,281,107
HEALTH CARE EQUIPMENT & SUPPLIES — 3.1%
			HOUSEHOLD DURABLES — 2.2%
Abaxis, Inc.(1)	7,462	112,826
			KB Home	59,662	1,078,092
American Medical
Systems Holdings, Inc.(1)	45,813	566,707	M.D.C. Holdings, Inc.	18,709	639,474
			Sealy Corp.(1)	8,524	30,175
Haemonetics Corp.(1)	2,823	145,752
ICU Medical, Inc.(1)	11,664	438,566	Tempur-Pedic International, Inc.	41,637	535,452
			Universal Electronics, Inc.(1)	8,040	150,669
Immucor, Inc.(1)	16,353	266,390
Masimo Corp.(1)	13,677	395,265			2,433,862
Meridian Bioscience, Inc.	12,771	221,960	INSURANCE — 1.7%
			eHealth, Inc.(1)	8,433	161,829
NuVasive, Inc.(1)	11,210	424,859
			National Financial Partners Corp.	86,388	609,899
Somanetics Corp.(1)	20,617	334,202
			Stewart Information
VNUS Medical			Services Corp.	49,691	1,123,514
Technologies, Inc.(1)	7,233	160,211
					1,895,242
Volcano Corp.(1)	12,895	170,085
			INTERNET & CATALOG RETAIL — 2.0%
West Pharmaceutical			priceline.com, Inc.(1)	17,080	1,658,297
Services, Inc.	8,908	290,846
		3,527,669	Shutterfly, Inc.(1)	47,056	602,788
HEALTH CARE PROVIDERS & SERVICES — 3.8%					2,261,085
Amedisys, Inc.(1)	8,358	280,327	INTERNET SOFTWARE & SERVICES — 5.4%
Animal Health			Art Technology Group, Inc.(1)	356,011	1,117,875
International, Inc.(1)	58,251	103,687	AsiaInfo Holdings, Inc.(1)	148,663	2,490,105
athenahealth, Inc.(1)	6,621	210,548	Knot, Inc. (The)(1)	65,109	590,539
CardioNet, Inc.(1)	32,805	680,704	NetEase.com, Inc. ADR(1)	33,022	996,604
Catalyst Health Solutions, Inc.(1)	26,928	607,226	NIC, Inc.	30,910	166,914
Chemed Corp.	5,362	226,974	Valueclick, Inc.(1)	56,849	602,599
Emergency Medical			WebMD Health Corp., Class A(1)	6,033	155,712
Services Corp., Class A(1)	11,187	389,755			6,120,348
Genoptix, Inc.(1)	15,118	439,631

11

New Opportunities

	Shares	Value		Shares	Value
IT SERVICES — 1.7%			PERSONAL PRODUCTS — 0.5%
Cybersource Corp.(1)	93,845	$ 1,371,075	American Oriental
Global Cash Access			Bioengineering, Inc.(1)	130,131	$ 551,755
Holdings, Inc.(1)	94,451	573,318	PHARMACEUTICALS — 1.1%
		1,944,393	Auxilium Pharmaceuticals, Inc.(1)	12,293	281,510
LEISURE EQUIPMENT & PRODUCTS — 0.8%			Matrixx Initiatives, Inc.(1)	19,168	328,156
Smith & Wesson Holding Corp.(1)	127,693	915,559	Medicines Co. (The)(1)	16,631	165,977
LIFE SCIENCES TOOLS & SERVICES — 1.2%			Medicis Pharmaceutical Corp.,
AMAG Pharmaceuticals, Inc.(1)	8,607	386,024	Class A	13,376	214,952
Bio-Rad Laboratories, Inc.,			Par Pharmaceutical Cos., Inc.(1)	19,012	203,999
Class A(1)	2,229	155,339			1,194,594
Dionex Corp.(1)	6,939	437,157	PROFESSIONAL SERVICES — 0.8%
Luminex Corp.(1)	13,035	213,905	FTI Consulting, Inc.(1)	15,586	855,360
PAREXEL International Corp.(1)	11,752	116,462	REAL ESTATE INVESTMENT TRUSTS (REITs) — 2.9%
Sequenom, Inc.(1)	14,747	53,384	Ashford Hospitality Trust, Inc.	198,127	598,343
		1,362,271	Capstead Mortgage Corp.	168,443	1,918,566
MACHINERY — 0.3%			Ramco-Gershenson
Badger Meter, Inc.	8,311	323,797	Properties Trust	68,042	748,462
MEDIA — 4.1%					3,265,371
Arbitron, Inc.	30,030	625,225	ROAD & RAIL — 0.8%
			Old Dominion Freight Line, Inc.(1)	29,973	843,740
Dolan Media Co.(1)	32,016	381,311
LodgeNet Interactive Corp.(1)	253,137	1,027,736	SEMICONDUCTORS &
			SEMICONDUCTOR EQUIPMENT — 2.9%
National CineMedia, Inc.	82,147	1,193,596	Cirrus Logic, Inc.(1)	40,675	189,139
Regal Entertainment
Group, Class A	80,171	1,047,033	Microsemi Corp.(1)	28,112	377,263
VisionChina			Pericom Semiconductor Corp.(1)	87,763	781,968
Media, Inc. ADR(1)	73,285	393,540	Sigma Designs, Inc.(1)	46,380	599,230
		4,668,441	Supertex, Inc.(1)	43,852	1,127,873
METALS & MINING — 0.6%			Tessera Technologies, Inc.(1)	16,953	238,020
SPDR S&P Metals & Mining ETF	22,820	723,166			3,313,493
MULTI-INDUSTRY — 1.1%			SOFTWARE — 6.3%
SPDR KBW Bank ETF	75,630	1,235,038	ACI Worldwide, Inc.(1)	27,149	468,863
OIL, GAS & CONSUMABLE FUELS — 4.5%			ArcSight, Inc.(1)	39,941	603,109
Alon USA Energy, Inc.	13,484	171,247	Ariba, Inc.(1)	29,760	285,994
Approach Resources, Inc.(1)	40,042	284,298	Pegasystems, Inc.	7,777	135,864
Arena Resources, Inc.(1)	17,935	514,196	Quality Systems, Inc.	8,873	475,770
Bill Barrett Corp.(1)	9,600	249,408	salesforce.com, inc.(1)	8,280	354,467
Buckeye GP Holdings LP	13,296	224,304	Smith Micro Software, Inc.(1)	101,917	876,486
Concho Resources, Inc.(1)	33,702	924,109	Sybase, Inc.(1)	61,628	2,092,887
Contango Oil & Gas Co.(1)	5,034	190,738	Synchronoss Technologies, Inc.(1)	16,129	214,193
DCP Midstream Partners LP	14,307	213,174	Taleo Corp., Class A(1)	9,548	114,671
EXCO Resources, Inc.(1)	65,991	777,374	TeleCommunication Systems,
Holly Corp.	24,171	506,624	Inc., Class A(1)	119,965	1,176,857
Holly Energy Partners LP	8,221	244,575	Ultimate Software Group, Inc.(1)	15,956	298,856
NuStar Energy LP	16,180	815,310			7,098,017
		5,115,357

12

New Opportunities

	Shares	Value		Shares	Value
SPECIALTY RETAIL — 7.1%			Temporary Cash Investments — 1.1%
Aeropostale, Inc.(1)	50,281	$ 1,708,045
			JPMorgan U.S. Treasury
Buckle, Inc. (The)	32,832	1,226,932	Plus Money Market Fund
Citi Trends, Inc.(1)	38,540	946,542	Agency Shares	62,486	$ 62,486
hhgregg, Inc.(1)	7,526	124,932	Repurchase Agreement, Deutsche Bank
Hibbett Sports, Inc.(1)	8,176	170,470	Securities, Inc., (collateralized by various
			U.S. Treasury obligations, 3.75%, 11/15/18,
Hot Topic, Inc.(1)	80,337	983,325	valued at $1,225,080), in a joint trading
Jos. A. Bank Clothiers, Inc.(1)	22,836	923,488	account at 0.14%, dated 4/30/09, due
Monro Muffler, Inc.	26,161	653,240	5/1/09 (Delivery value $1,200,005)		1,200,000
			TOTAL TEMPORARY
Wet Seal, Inc. (The), Class A(1)	345,878	1,317,795	CASH INVESTMENTS
		8,054,769	(Cost $1,262,486)		1,262,486
TEXTILES, APPAREL & LUXURY GOODS — 0.8%			TOTAL INVESTMENT
Deckers Outdoor Corp.(1)	1,337	75,567	SECURITIES — 100.3%
Steven Madden Ltd.(1)	26,617	783,072	(Cost $103,544,060)		113,214,584
			OTHER ASSETS
		858,639	AND LIABILITIES — (0.3)%		(366,238)
TOBACCO — 0.1%			TOTAL NET ASSETS — 100.0%		$112,848,346
Alliance One International, Inc.(1)	43,284	162,315
TRADING COMPANIES & DISTRIBUTORS — 0.8%			Notes to Schedule of Investments
Beacon Roofing Supply, Inc.(1)	59,634	948,181	ADR = American Depositary Receipt
WATER UTILITIES — 0.4%			ETF = Exchange Traded Fund
Consolidated Water Co., Inc.	34,235	459,091	SPDR = Standard & Poor’s Depositary Receipts
WIRELESS TELECOMMUNICATION SERVICES — 1.7%			(1) Non-income producing.
SBA Communications
Corp., Class A(1)	59,174	1,491,185
Syniverse Holdings, Inc.(1)	30,890	389,214
			See Notes to Financial Statements.
		1,880,399
TOTAL COMMON STOCKS
(Cost $102,281,574)		111,952,098

13

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $103,544,060)	$113,214,584
Cash	347,518
Receivable for investments sold	4,665,289
Receivable for capital shares sold	8,999
Dividends and interest receivable	20,306
118,256,696

Liabilities
Payable for investments purchased	5,146,573
Payable for capital shares redeemed	126,150
Accrued management fees	135,627
5,408,350

Net Assets	$112,848,346

Capital Shares, $0.01 Par Value
Authorized	300,000,000
Shares outstanding	24,865,258

Net Asset Value Per Share	$4.54

Net Assets Consist of:
Capital (par value and paid-in surplus)	$ 249,139,625
Accumulated net investment loss	(95,174)
Accumulated net realized loss on investment and foreign currency transactions	(145,866,629)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	9,670,524
$ 112,848,346

See Notes to Financial Statements.

14

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,901)	$ 742,902
Interest	444
743,346

Expenses:
Management fees	836,135
Directors’ fees and expenses	2,073
Other expenses	312
838,520

Net investment income (loss)	(95,174)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment and foreign currency transactions	(44,580,737)
Change in unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	27,667,450

Net realized and unrealized gain (loss)	(16,913,287)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,008,461)

See Notes to Financial Statements.

15

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
Increase (Decrease) in Net Assets	2009	2008
Operations
Net investment income (loss)	$ (95,174)	$ (1,450,960)
Net realized gain (loss)	(44,580,737)	(34,752,582)
Change in net unrealized appreciation (depreciation)	27,667,450	(68,501,298)
Net increase (decrease) in net assets resulting from operations	(17,008,461)	(104,704,840)

Capital Share Transactions
Proceeds from shares sold	2,869,169	11,746,882
Payments for shares redeemed	(19,947,784)	(30,538,826)(1)
Net increase (decrease) in net assets from capital share transactions	(17,078,615)	(18,791,944)

Redemption Fees
Increase in net assets from redemption fees	3,714	—

Net increase (decrease) in net assets	(34,083,362)	(123,496,784)

Net Assets
Beginning of period	146,931,708	270,428,492
End of period	$112,848,346	$146,931,708

Accumulated net investment loss	$(95,174)	—

Transactions in Shares of the Fund
Sold	671,415	1,641,508
Redeemed	(4,528,070)	(4,448,068)
Net increase (decrease) in shares of the fund	(3,856,655)	(2,806,560)
(1) Net of redemption fees of $26,903.

See Notes to Financial Statements.

16

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. New Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks of smaller-sized companies that management believes will increase in value over time. The following is a summary of the fund’s significant accounting policies.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

17

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Exchange Traded Funds — The fund may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 180 days. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation‘s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

18

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for the fund ranges from 1.10% to 1.50%. The effective annual management fee for the fund for the six months ended April 30, 2009 was 1.50%.

Acquired Fund Fees and Expenses — The fund may invest in mutual funds, exchange traded funds, and business development companies (the acquired funds). The fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2009, were $107,199,456 and $124,591,845, respectively.

19

4. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 — Quoted Prices	$112,014,584
Level 2 — Other Significant Observable Inputs	1,200,000
Level 3 — Significant Unobservable Inputs	—
$113,214,584

5. Risk Factors

The fund concentrates its investments in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies. The fund’s investment process may result in high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk.

6. Bank Line of Credit

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended April 30, 2009.

7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the fund did not utilize the program.

20

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$105,018,957
Gross tax appreciation of investments	$14,575,909
Gross tax depreciation of investments	(6,380,282)
Net tax appreciation (depreciation) of investments	$ 8,195,627

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, the fund had accumulated capital losses of $(99,563,568), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $(28,666,431), $(37,698,539) and $(33,198,598) expire in 2009, 2010 and 2016, respectively.

9. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

21

Financial Highlights

New Opportunities

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.12	$8.58	$6.44	$5.63	$5.06	$5.06
Income From
Investment Operations
Net Investment
Income (Loss)	—(2)(3)	(0.05)(2)	(0.07)	(0.06)	(0.06)	(0.06)
Net Realized and
Unrealized Gain (Loss)	(0.58)	(3.41)	2.21	0.87	0.63	0.06
Total From
Investment Operations	(0.58)	(3.46)	2.14	0.81	0.57	—
Net Asset Value,
End of Period	$4.54	$5.12	$8.58	$6.44	$5.63	$5.06

Total Return(4)	(11.33)%	(40.33)%	33.23%	14.39%	11.26%	0.00%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.50%(5)	1.50%	1.50%	1.50%	1.50%	1.49%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	(0.17)%(5)	(0.66)%	(0.83)%	(0.84)%	(0.98)%	(1.04)%
Portfolio Turnover Rate	92%	159%	201%	298%	260%	269%
Net Assets, End of Period
(in thousands)	$112,848	$146,932	$270,428	$247,876	$240,464	$273,555

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5)	Annualized
See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

24

Notes

25

Notes

26

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906 CL-SAN-65588S

Semiannual Report
April 30, 2009

American Century Investments

Balanced Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Market Returns	2

Balanced

Performance	3
Portfolio Commentary	5
Top Ten Stock Holdings	7
Top Five Stock Industries	7
Key Fixed-Income Portfolio Statistics	7
Types of Investments in Portfolio	7

Shareholder Fee Example	8

Financial Statements

Schedule of Investments	10
Statement of Assets and Liabilities	21
Statement of Operations	22
Statement of Changes in Net Assets	23
Notes to Financial Statements	24
Financial Highlights	30

Other Information

Additional Information	32
Index Definitions	33

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Enrique Chang, Chief Investment Officer, American Century Investments

A Rocky Road for Stocks

The U.S. stock market endured significant volatility during the six months ended April 30, 2009, but finished the period down overall (see the table below). The losses in the equity market were driven by a lack of liquidity in the credit markets and a significant consumer-led economic downturn.

Economic conditions continued to deteriorate for most of the six-month period. The U.S. economy shed 3.9 million jobs, boosting the unemployment rate to 8.9%—its highest level since 1983. In addition, retail sales slumped and mortgage foreclosures increased markedly. The troubles in the mortgage market contributed to a worsening credit crunch, which led to growing losses and distressed balance sheets for many financial companies. The federal government responded decisively with extraordinary measures to stimulate economic activity, restore liquidity, and prevent a collapse in the financial system, but nursing the economy and financial sector back to health remains an ongoing battle.

The persistent economic and financial struggles undermined investor confidence, sending stocks into a tailspin in late 2008 and early 2009. However, stocks staged a sharp rally in the last two months of the period as investors grew more confident about the prospects for an economic recovery and the government’s efforts to revitalize the financial sector.

Bonds Gained Ground

The U.S. bond market advanced steadily for the six-month period, although market leadership changed abruptly. The deepening economic downturn, financial sector turmoil, and slumping stock market in late 2008 and early 2009 led investors to seek out the safety of high-quality bonds, boosting Treasury securities at the expense of corporate bonds. However, as early signs of stabilization in the economy emerged, corporate securities led the bond market higher, while Treasury bonds lagged.

Although corporate bonds posted the best returns overall for the six-month period, mortgage-backed securities also generated solid gains. In order to provide liquidity to the financial sector, the Federal Reserve began buying mortgage-backed securities on the open market, providing a lift to this segment of the bond market.

U.S. Market Returns
For the six months ended April 30, 2009*
Stock Indices		Citigroup U.S. Bond Market Indices
Russell 1000 Index (large-cap)	–7.39%	Broad Investment-Grade (multi-sector)	8.45%
Russell Midcap Index	–1.64%	Credit (investment-grade corporate)	12.43%
Russell 2000 Index (small-cap)	–8.40%	Mortgage (mortgage-backed)	8.59%
		Agency	7.85%
		Treasury	5.44%
		*Total returns for periods less than one year are not annualized.

2

Performance

Balanced

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-3.41%	-20.34%	0.55%	1.20%	6.99%	10/20/88
Blended index(2)	-1.54%	-20.65%	0.68%	1.15%	8.08%(3)	—
S&P 500 Index(4)	-8.53%	-35.31%	-2.70%	-2.48%	8.09%(3)	—
Citigroup US Broad
Investment-Grade Bond Index	8.45%	5.01%	5.16%	5.90%	7.33%(3)	—
Institutional Class	-3.32%	-20.23%	0.75%	—	0.57%	5/1/00

(1)	Total returns for periods less than one year are not annualized.
(2)	See Index Definitions page.
(3)	Since 10/31/88, the date nearest the Investor Class’s inception for which data are available.
(4)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

3

Balanced

One-Year Returns Over 10 Years
Periods ended April 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	8.16%	-4.25%	-5.14%	-2.95%	14.98%	7.23%	9.43%	11.20%	-1.12%	-20.34%
Blended index	6.76%	-3.14%	-4.54%	-3.83%	14.17%	6.07%	9.40%	12.11%	0.20%	-20.65%
S&P 500 Index	10.13%	-12.97%	-12.63%	-13.31%	22.88%	6.34%	15.42%	15.24%	-4.68%	-35.31%
Citigroup US Broad
Investment-Grade
Bond Index	1.17%	12.37%	7.85%	10.45%	1.88%	5.39%	0.78%	7.41%	7.36%	5.01%

Total Annual Fund Operating Expenses
Investor Class	Institutional Class
0.90%	0.70%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Portfolio Commentary
Balanced

Equity Portfolio Managers: Bill Martin and Tom Vaiana

Fixed-Income Portfolio Managers: Dave MacEwen, Bob Gahagan, and Brian Howell

Performance Summary

Balanced returned –3.41%* for the six months ended April 30, 2009, compared with the –1.54% return of its benchmark (a blended index consisting of 60% S&P 500 Index and 40% Citigroup US Broad Investment-Grade [BIG] Bond Index).

The modestly negative return for the benchmark reflected the divergence in performance between the stock and bond markets during the six-month period. The broad stock indices declined by about 8%, while the bond market advanced by about 8%. The slightly larger weighting in stocks versus bonds within the benchmark resulted in the overall decline.

The fund underperformed its benchmark for the period, with virtually all of the underperformance resulting from the equity side of the portfolio, which lagged the S&P 500 Index. The fixed-income portion of the portfolio performed in line with the Citigroup BIG Index. (It’s worth noting that the fund’s results reflected operating expenses, while the benchmark’s return did not.)

Stock Portion Underperformed

The stock component of the Balanced fund trailed the S&P 500 for the six-month period as stock selection detracted from results in seven of ten market sectors. The portfolio’s health care holdings had the biggest negative impact on performance, with security selection among pharmaceutical firms contributing the bulk of the underperformance. For example, we did not own drug maker Wyeth, which advanced sharply during the period after a takeover offer from competitor Pfizer. King Pharmaceuticals, an overweight in the portfolio, declined as the company lost a legal challenge to the patent on its best-selling medication.

The portfolio’s consumer-oriented stocks also lagged during the period. In the consumer discretionary sector, an overweight position in consumer services stocks and stock choices among media companies detracted the most. The most notable decliner was newspaper publisher Gannett, which fell as print advertising slumped and readership dwindled. Among consumer staples stocks, an overweight position in food products makers hurt relative results. Agricultural producer Archer-Daniels-Midland and food products company General Mills were the most significant detractors.

Stock selection was most successful in the industrials and financials sectors. Construction and engineering firms and aerospace and defense companies contributed the most to outperformance in the industrials sector. Engineering firm Shaw Group was the top contributor, benefiting from nuclear power projects in China. In the financials sector, the key was

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

5

Balanced

avoiding or underweighting the worst performers, particularly among commercial banks and real estate investment trusts. A good example was U.S. Bancorp, which tumbled as the company reported weaker-than-expected earnings and cut its dividend.

Fixed-Income Component Kept Pace with the Broad Bond Market

The bond portion of the portfolio posted a positive return for the six-month period that was in line with the performance of the Citigroup BIG Index. The fixed-income component underperformed early in the period as an underweight position in the Treasury sector, which benefited from an enormous flight to quality in November 2008, hurt overall results. In addition, overweight positions in areas of the market that typically have relatively low volatility—including high-quality municipal bonds, Treasury inflation-protected securities (TIPS), and commercial mortgage-backed securities—weighed on performance as these segments underperformed markedly.

However, we viewed this underperformance as a buying opportunity, adding to our positions in municipal bonds and TIPS as they declined. This strategy paid off later in the period as these segments of the bond market outperformed in the first four months of 2009, while nominal Treasury bonds lagged. As a result, the bond portion recovered the ground it had lost earlier versus the benchmark index.

Our corporate bond holdings produced mixed results for the six-month period. We were underweight this sector throughout the period, which detracted from performance as corporate securities were the best performers in the bond market. However, security selection was a positive factor thanks to an underweight in financials and an overweight in defensive sectors such as health care and consumer staples. We continue to selectively increase our holdings of investment-grade corporate bonds.

We maintained a relatively neutral position with regard to interest rate sensitivity and the yield curve. These decisions are typically based on economic factors, but they are not currently the best guideposts—interest rates and the yield curve are being driven largely by Federal Reserve actions rather than the macroeconomic environment.

Outlook

Despite extraordinary government intervention and fiscal stimulus, as well as recent signs of economic stabilization, we believe that economic conditions are likely to remain weak for some time. Both businesses and consumers continue to wrestle with considerable debt burdens and declining incomes. We continue to believe that the path to economic recovery will be slow and gradual, driven primarily by stability in the housing market and a sustained rebound in consumer spending, neither of which had happened by the end of the reporting period.

6

Balanced

Balanced’s Top Ten Stock Holdings as of April 30, 2009
	% of	% of
	equity holdings	S&P 500 Index
Exxon Mobil Corp.	4.7%	4.3%
International Business Machines Corp.	2.5%	1.8%
Johnson & Johnson	2.5%	1.9%
Chevron Corp.	2.1%	1.7%
Procter & Gamble Co. (The)	2.1%	1.9%
Microsoft Corp.	2.1%	2.0%
AT&T, Inc.	2.0%	2.0%
JPMorgan Chase & Co.	1.9%	1.6%
Wal-Mart Stores, Inc.	1.8%	1.5%
Apple, Inc.	1.6%	1.5%

Balanced’s Top Five Stock Industries as of April 30, 2009
	% of	% of
	equity holdings	S&P 500 Index
Oil, Gas & Consumable Fuels	11.7%	10.8%
Pharmaceuticals	7.4%	7.2%
IT Services	4.1%	2.9%
Software	4.0%	4.1%
Food & Staples Retailing	3.6%	3.3%

Key Fixed-Income Portfolio Statistics
	As of 4/30/09	As of 10/31/08
Weighted Average Life	5.6 years	6.6 years
Average Duration (Effective)	3.8 years	5.3 years

Types of Investments in Portfolio
	% of	% of
	fund investments	fund investments
	as of 4/30/09	as of 10/31/08
Common Stocks	62.0%	56.2%
Mortgage- & Asset-Backed Securities	16.9%	27.6%
Corporate Bonds	8.3%	9.1%
U.S. Treasury Securities	5.7%	1.9%
Municipal Securities	3.2%	2.2%
U.S. Government Agency Securities and Equivalents	1.8%	0.5%
Sovereign Governments & Agencies	—(1)	—(1)
Temporary Cash Investments	2.1%	2.5%
(1) Category is less than 0.05% of total fund investments.

7

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 – 4/30/09	Expense Ratio*
Actual
Investor Class	$1,000	$965.90	$4.39	0.90%
Institutional Class	$1,000	$966.80	$3.41	0.70%
Hypothetical
Investor Class	$1,000	$1,020.33	$4.51	0.90%
Institutional Class	$1,000	$1,021.32	$3.51	0.70%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

9

Schedule of Investments
Balanced

APRIL 30, 2009 (UNAUDITED)

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Common Stocks — 61.4%			Knight Capital Group, Inc.,
			Class A(1)	30,283	$ 469,084
AEROSPACE & DEFENSE — 1.9%			Morgan Stanley	46,310	1,094,768
General Dynamics Corp.	52,169	$ 2,695,572	Northern Trust Corp.	16,185	879,817
Goodrich Corp.	52,137	2,308,627	Raymond James
L-3 Communications			Financial, Inc.	22,239	348,930
Holdings, Inc.	4,749	361,636	T. Rowe Price Group, Inc.	7,829	301,573
Northrop Grumman Corp.	41,618	2,012,230			8,850,590
Raytheon Co.	15,805	714,860	CHEMICALS — 0.8%
		8,092,925	CF Industries Holdings, Inc.	12,909	930,093
AIR FREIGHT & LOGISTICS — 0.7%			FMC Corp.	19,378	944,290
C.H. Robinson			Monsanto Co.	8,819	748,645
Worldwide, Inc.	5,976	317,684
FedEx Corp.	10,923	611,251	Terra Industries, Inc.	31,336	830,404
United Parcel Service, Inc.,					3,453,432
Class B	34,674	1,814,837	COMMERCIAL BANKS — 1.1%
		2,743,772	Bank of Montreal	11,245	371,198
AIRLINES — 0.1%			PNC Financial Services
Southwest Airlines Co.	28,744	200,633	Group, Inc.	7,994	317,362
AUTO COMPONENTS — 0.6%			Royal Bank of Canada	1,816	64,177
			Toronto-Dominion
Autoliv, Inc.	12,750	314,542	Bank (The)	22,791	898,421
Magna International, Inc.,			U.S. Bancorp.	16,587	302,215
Class A	34,512	1,172,028
TRW Automotive			Valley National Bancorp.	4,977	72,017
Holdings Corp.(1)	62,193	536,104	Wells Fargo & Co.	120,180	2,404,802
WABCO Holdings, Inc.	30,499	487,679			4,430,192
		2,510,353	COMMERCIAL SERVICES & SUPPLIES — 0.5%
BEVERAGES — 1.2%			Pitney Bowes, Inc.	56,853	1,395,173
Coca-Cola Co. (The)	63,840	2,748,312	Waste Management, Inc.	19,108	509,610
PepsiCo, Inc.	43,760	2,177,498			1,904,783
		4,925,810	COMMUNICATIONS EQUIPMENT — 2.1%
BIOTECHNOLOGY — 1.7%			Cisco Systems, Inc.(1)	208,985	4,037,590
Amgen, Inc.(1)	76,175	3,692,202	Emulex Corp.(1)	52,068	545,152
Celgene Corp.(1)	24,729	1,056,423	F5 Networks, Inc.(1)	8,734	238,176
Cephalon, Inc.(1)	3,902	256,010	Motorola, Inc.	34,444	190,475
Gilead Sciences, Inc.(1)	37,536	1,719,149	Polycom, Inc.(1)	16,018	298,576
Isis Pharmaceuticals, Inc.(1)	12,792	200,579	QUALCOMM, Inc.	58,026	2,455,661
		6,924,363	Research In Motion Ltd.(1)	10,228	710,846
CAPITAL MARKETS — 2.1%			Tellabs, Inc.(1)	89,659	469,813
Bank of New York Mellon					8,946,289
Corp. (The)	55,097	1,403,872	COMPUTERS & PERIPHERALS — 2.2%
BlackRock, Inc.	4,613	675,897	Apple, Inc.(1)	32,505	4,090,104
Blackstone Group LP (The)	62,799	614,802	EMC Corp.(1)	120,598	1,511,093
Federated Investors, Inc.,			Hewlett-Packard Co.	63,090	2,269,978
Class B	24,041	550,058	Lexmark International, Inc.,
Goldman Sachs			Class A(1)	55,463	1,088,184
Group, Inc. (The)	19,547	2,511,789

10

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
NCR Corp.(1)	13,501	$ 137,035	ENERGY EQUIPMENT & SERVICES — 1.2%
QLogic Corp.(1)	12,994	184,255	BJ Services Co.	35,450	$ 492,400
		9,280,649	Diamond Offshore
CONSTRUCTION & ENGINEERING — 0.8%			Drilling, Inc.	9,251	669,865
EMCOR Group, Inc.(1)	47,882	995,467	ENSCO International, Inc.	15,788	446,485
			National Oilwell Varco, Inc.(1)	29,791	902,071
Fluor Corp.	40,924	1,549,792
Shaw Group, Inc. (The)(1)	16,195	543,018	Noble Corp.	36,296	991,970
URS Corp.(1)	3,310	145,839	Patterson-UTI Energy, Inc.	15,506	197,081
		3,234,116	Schlumberger Ltd.	25,732	1,260,611
CONSUMER FINANCE — 0.1%					4,960,483
Capital One Financial Corp.	22,607	378,441	FOOD & STAPLES RETAILING — 2.2%
Discover Financial Services	18,870	153,413	Kroger Co. (The)	11,518	249,019
		531,854	Safeway, Inc.	91,429	1,805,723
CONTAINERS & PACKAGING — 0.2%			SUPERVALU, INC.	67,468	1,103,102
Rock-Tenn Co., Class A	13,239	499,905	SYSCO Corp.	70,138	1,636,319
Sonoco Products Co.	5,677	138,575	Wal-Mart Stores, Inc.	89,700	4,520,880
		638,480			9,315,043
DIVERSIFIED CONSUMER SERVICES — 0.3%			FOOD PRODUCTS — 1.5%
H&R Block, Inc.	76,326	1,155,576	Archer-Daniels-Midland Co.	87,846	2,162,769
			Dean Foods Co.(1)	22,053	456,497
DIVERSIFIED FINANCIAL SERVICES — 1.7%
Bank of America Corp.	183,021	1,634,377	General Mills, Inc.	12,700	643,763
Citigroup, Inc.	142,698	435,229	Hershey Co. (The)	20,284	733,064
JPMorgan Chase & Co.	146,436	4,832,388	J.M. Smucker Co. (The)	34,758	1,369,465
		6,901,994	Kraft Foods, Inc., Class A	28,608	669,427
DIVERSIFIED TELECOMMUNICATION					6,034,985
SERVICES — 1.9%			HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
AT&T, Inc.	204,503	5,239,367	Becton, Dickinson & Co.	9,119	551,517
Embarq Corp.	5,945	217,349	Boston Scientific Corp.(1)	122,920	1,033,757
Verizon			C.R. Bard, Inc.	11,977	857,913
Communications, Inc.	77,115	2,339,669	Gen-Probe, Inc.(1)	10,258	494,025
Windstream Corp.	4,246	35,242	Hospira, Inc.(1)	2,225	73,136
		7,831,627	St. Jude Medical, Inc.(1)	18,469	619,081
ELECTRIC UTILITIES — 0.7%			STERIS Corp.	31,117	749,920
Entergy Corp.	18,967	1,228,492	Varian Medical
Exelon Corp.	7,006	323,187	Systems, Inc.(1)	7,284	243,067
FPL Group, Inc.	27,025	1,453,675			4,622,416
		3,005,354	HEALTH CARE PROVIDERS & SERVICES — 0.8%
ELECTRICAL EQUIPMENT — 0.1%			AMERIGROUP Corp.(1)	1,664	49,704
GrafTech International Ltd.(1)	56,155	493,602	Express Scripts, Inc.(1)	14,550	930,763
ELECTRONIC EQUIPMENT,			Humana, Inc.(1)	21,014	604,783
INSTRUMENTS & COMPONENTS — 0.6%			Magellan Health
Arrow Electronics, Inc.(1)	26,291	597,857	Services, Inc.(1)	9,824	290,397
Celestica, Inc.(1)	255,079	1,507,517	Quest Diagnostics, Inc.	1,617	83,001
Molex, Inc.	30,834	514,003	WellPoint, Inc.(1)	29,933	1,279,935
		2,619,377			3,238,583

11

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
HOTELS, RESTAURANTS & LEISURE — 1.0%			INTERNET & CATALOG RETAIL — 0.3%
Las Vegas Sands Corp.(1)	121,327	$ 948,777	Amazon.com, Inc.(1)	8,442 $	679,750
McDonald’s Corp.	40,262	2,145,562	Netflix, Inc.(1)	15,330	694,602
Panera Bread Co., Class A(1)	11,668	653,525			1,374,352
Starwood Hotels & Resorts			INTERNET SOFTWARE & SERVICES — 1.0%
Worldwide, Inc.	3,714	77,474	Google, Inc., Class A(1)	8,680	3,437,020
WMS Industries, Inc.(1)	16,455	528,370	Sohu.com, Inc.(1)	15,257	795,652
		4,353,708			4,232,672
HOUSEHOLD DURABLES — 0.7%			IT SERVICES — 2.5%
Harman International			Accenture Ltd., Class A	37,146	1,093,207
Industries, Inc.	56,109	1,020,623
			Affiliated Computer
NVR, Inc.(1)	3,691	1,865,320	Services, Inc., Class A(1)	9,662	467,448
		2,885,943	Alliance Data
HOUSEHOLD PRODUCTS — 1.8%			Systems Corp.(1)	19,494	816,214
Clorox Co.	19,285	1,080,925	Broadridge Financial
Colgate-Palmolive Co.	7,818	461,262	Solutions, Inc.	33,049	639,498
Kimberly-Clark Corp.	9,494	466,535	International Business
Procter & Gamble Co. (The)	107,630	5,321,227	Machines Corp.	63,007	6,502,952
			SAIC, Inc.(1)	28,715	519,742
		7,329,949
INDEPENDENT POWER PRODUCERS &			Visa, Inc., Class A	6,891	447,639
ENERGY TRADERS — 0.7%					10,486,700
Mirant Corp.(1)	87,689	1,116,281	LEISURE EQUIPMENT & PRODUCTS — 0.1%
NRG Energy, Inc.(1)	87,703	1,576,900	Polaris Industries, Inc.	15,256	510,313
		2,693,181	MACHINERY — 0.9%
INDUSTRIAL CONGLOMERATES — 1.2%			AGCO Corp.(1)	53,288	1,294,898
3M Co.	23,372	1,346,227	Cummins, Inc.	18,018	612,612
General Electric Co.	295,453	3,737,481	Dover Corp.	7,129	219,431
		5,083,708	Flowserve Corp.	9,012	611,915
INSURANCE — 1.5%			Lincoln Electric
ACE Ltd.	18,748	868,407	Holdings, Inc.	12,413	552,751
			Terex Corp.(1)	41,740	576,012
American Financial
Group, Inc.	20,071	352,848			3,867,619
Aspen Insurance			MEDIA — 1.4%
Holdings Ltd.	30,247	713,224	CBS Corp., Class B	88,267	621,400
Berkshire Hathaway, Inc.,			Comcast Corp., Class A	196,271	3,034,349
Class A(1)	14	1,316,000	DISH Network Corp.,
Chubb Corp. (The)	17,876	696,270	Class A(1)	25,419	336,802
CNA Financial Corp.	40,276	482,104	Interpublic Group of
Endurance Specialty			Cos., Inc. (The)(1)	23,884	149,514
Holdings Ltd.	6,261	163,788	Time Warner Cable, Inc.	14,296	460,760
MetLife, Inc.	31,615	940,546	Time Warner, Inc.	53,194	1,161,225
Odyssey Re Holdings Corp.	650	24,889			5,764,050
Prudential Financial, Inc.	27,803	802,951	METALS & MINING — 0.5%
		6,361,027	Allegheny Technologies, Inc.	26,074	853,402
			Cliffs Natural Resources, Inc.	12,968	299,042
			Compass Minerals
			International, Inc.	5,172	249,394

12

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Schnitzer Steel			REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.2%
Industries, Inc., Class A	11,352	$ 562,605	Host Hotels & Resorts, Inc.	45,547	$ 350,256
United States Steel Corp.	7,881	209,241	Simon Property Group, Inc.	11,123	573,947
		2,173,684			924,203
MULTILINE RETAIL — 0.2%			ROAD & RAIL — 0.6%
Dollar Tree, Inc.(1)	5,866	248,366	Burlington Northern
Family Dollar Stores, Inc.	19,609	650,823	Santa Fe Corp.	10,653	718,864
		899,189	CSX Corp.	14,867	439,915
MULTI-UTILITIES — 0.5%			Norfolk Southern Corp.	13,515	482,215
CenterPoint Energy, Inc.	145,441	1,547,492	Union Pacific Corp.	19,187	942,849
Public Service Enterprise					2,583,843
Group, Inc.	19,227	573,734	SEMICONDUCTORS &
		2,121,226	SEMICONDUCTOR EQUIPMENT — 1.7%
OIL, GAS & CONSUMABLE FUELS — 7.2%			Analog Devices, Inc.	10,813	230,101
Alpha Natural			Applied Materials, Inc.	60,016	732,796
Resources, Inc.(1)	20,361	416,993	Broadcom Corp., Class A(1)	23,591	547,075
Anadarko Petroleum Corp.	42,105	1,813,041	Intel Corp.	136,772	2,158,262
Apache Corp.	16,302	1,187,764	Linear Technology Corp.	24,114	525,203
Chevron Corp.	81,178	5,365,866	LSI Corp.(1)	82,980	318,643
ConocoPhillips	78,636	3,224,076	National
Devon Energy Corp.	16,750	868,488	Semiconductor Corp.	7,416	91,736
Exxon Mobil Corp.	181,581	12,106,005	NVIDIA Corp.(1)	67,995	780,583
McMoRan Exploration Co.(1)	43,325	237,854	Skyworks Solutions, Inc.(1)	75,692	669,117
Occidental Petroleum Corp.	32,552	1,832,352	Texas Instruments, Inc.	49,289	890,159
Peabody Energy Corp.	23,355	616,338	Xilinx, Inc.	12,819	262,020
Valero Energy Corp.	88,972	1,765,205			7,205,695
Walter Industries, Inc.	20,974	478,207	SOFTWARE — 2.5%
		29,912,189	Microsoft Corp.	259,592	5,259,334
PHARMACEUTICALS — 4.5%			Novell, Inc.(1)	42,861	161,158
Abbott Laboratories	44,347	1,855,922	Oracle Corp.	116,780	2,258,525
Eli Lilly & Co.	38,696	1,273,872	Quest Software, Inc.(1)	10,576	153,669
Endo Pharmaceuticals			Sybase, Inc.(1)	35,071	1,191,011
Holdings, Inc.(1)	20,654	341,617
			Symantec Corp.(1)	42,897	739,973
Forest Laboratories, Inc.(1)	30,893	670,069
			Synopsys, Inc.(1)	27,693	603,154
Johnson & Johnson	122,147	6,395,617
King Pharmaceuticals, Inc.(1)	99,116	781,034			10,366,824
			SPECIALTY RETAIL — 1.0%
Merck & Co., Inc.	76,486	1,854,021
			AutoZone, Inc.(1)	1,273	211,815
Pfizer, Inc.	252,689	3,375,925
Schering-Plough Corp.	52,539	1,209,448	Gap, Inc. (The)	137,280	2,133,331
Sepracor, Inc.(1)	32,629	463,658	Home Depot, Inc. (The)	28,960	762,227
			RadioShack Corp.	28,615	402,899
Watson
Pharmaceuticals, Inc.(1)	24,403	755,029	Sherwin-Williams Co. (The)	9,434	534,342
		18,976,212	Tractor Supply Co.(1)	3,044	122,917
PROFESSIONAL SERVICES — 0.1%					4,167,531
Manpower, Inc.	12,244	527,594	TEXTILES, APPAREL & LUXURY GOODS — 0.2%
			Polo Ralph Lauren Corp.	12,862	692,490

13

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
TOBACCO — 0.9%			FNMA, 5.50%, 1/1/34(3)	$ 6,651,474	$ 6,920,232
Altria Group, Inc.	75,872	$ 1,238,990	FNMA, 4.50%, 9/1/35(3)	4,340,468	4,428,260
Philip Morris			FNMA, 5.00%, 2/1/36(3)	4,972,123	5,125,653
International, Inc.	73,781	2,670,872	FNMA, 5.50%, 4/1/36(3)	2,159,027	2,242,899
		3,909,862
			FNMA, 5.50%, 5/1/36(3)	4,308,059	4,475,414
TOTAL COMMON STOCKS
(Cost $274,634,615)		256,251,045	FNMA, 5.50%, 2/1/37(3)	1,614,932	1,675,649
			FNMA, 6.50%, 8/1/37(3)	3,120,125	3,294,259
U.S. Government Agency			FNMA, 6.50%, 6/1/47(3)	122,046	128,975
Mortgage-Backed Securities(2) — 14.0%
			FNMA, 6.50%, 8/1/47(3)	327,281	345,861
FHLMC, 7.00%, 10/1/12(3)	$ 62,067	65,208
			FNMA, 6.50%, 8/1/47(3)	427,467	451,736
FHLMC, 4.50%, 1/1/19(3)	1,789,890	1,851,697
			FNMA, 6.50%, 9/1/47(3)	52,784	55,780
FHLMC, 6.50%, 1/1/28(3)	109,549	117,665
			FNMA, 6.50%, 9/1/47(3)	820,103	866,662
FHLMC, 5.50%, 12/1/33(3)	916,273	951,606
			FNMA, 6.50%, 9/1/47(3)	1,273,549	1,345,852
FHLMC, 5.50%, 1/1/38(3)	2,958,313	3,064,532
			GNMA, 7.00%, 4/20/26(3)	176,588	188,736
FHLMC, 6.00%, 8/1/38	1,050,108	1,097,406
			GNMA, 7.50%, 8/15/26(3)	96,352	104,107
FHLMC, 6.50%, 7/1/47(3)	209,387	221,209
			GNMA, 7.00%, 2/15/28(3)	33,679	36,133
FNMA, 6.50%, 5/1/11(3)	9,248	9,769
			GNMA, 7.50%, 2/15/28(3)	73,483	79,499
FNMA, 7.50%, 11/1/11(3)	99,215	103,850
			GNMA, 7.00%, 12/15/28(3)	55,790	59,855
FNMA, 6.50%, 5/1/13(3)	3,391	3,591
			GNMA, 8.00%, 12/15/29(3)	15,493	17,261
FNMA, 6.50%, 5/1/13(3)	8,454	8,950
			GNMA, 7.00%, 5/15/31(3)	209,315	224,989
FNMA, 6.50%, 6/1/13(3)	1,338	1,417
			GNMA, 5.50%, 11/15/32(3)	1,328,746	1,387,888
FNMA, 6.50%, 6/1/13(3)	22,309	23,619
			TOTAL U.S. GOVERNMENT AGENCY
FNMA, 6.50%, 6/1/13(3)	3,342	3,530	MORTGAGE-BACKED SECURITIES
FNMA, 6.50%, 6/1/13(3)	10,554	11,174	(Cost $55,401,890)		58,368,763
FNMA, 6.50%, 6/1/13(3)	20,062	21,241	Corporate Bonds — 8.3%
FNMA, 6.00%, 1/1/14(3)	72,230	76,167	AEROSPACE & DEFENSE — 0.4%
FNMA, 6.00%, 4/1/14(3)	263,618	277,988	Honeywell International, Inc.,
FNMA, 4.50%, 5/1/19(3)	2,099,976	2,171,178	5.30%, 3/15/17(3)	262,000	270,615
FNMA, 5.00%, 9/1/20(3)	2,803,767	2,910,552	Honeywell International, Inc.,
			5.30%, 3/1/18(3)	230,000	236,592
FNMA, 6.50%, 1/1/28(3)	27,314	29,372
			Lockheed Martin Corp.,
FNMA, 7.00%, 1/1/28(3)	124,797	134,971	6.15%, 9/1/36(3)	378,000	379,706
FNMA, 6.50%, 1/1/29(3)	127,605	137,217	United Technologies Corp.,
FNMA, 7.50%, 7/1/29(3)	187,919	204,944	6.05%, 6/1/36(3)	454,000	450,635
FNMA, 7.50%, 9/1/30(3)	63,925	69,738	United Technologies Corp.,
			6.125%, 7/15/38(3)	200,000	199,922
FNMA, 6.50%, 9/1/31(3)	112,756	121,109
FNMA, 7.00%, 9/1/31(3)	38,977	42,069			1,537,470
			AIR FREIGHT & LOGISTICS(4)
FNMA, 6.50%, 1/1/32(3)	205,472	220,436
			United Parcel Service, Inc.,
FNMA, 7.00%, 6/1/32(3)	432,278	466,194	3.875%, 4/1/14	180,000	185,842
FNMA, 6.50%, 8/1/32(3)	201,151	215,800	AUTOMOBILES — 0.1%
FNMA, 5.50%, 6/1/33(3)	1,337,567	1,391,826	DaimlerChrysler N.A. Holding
FNMA, 5.50%, 7/1/33(3)	1,721,907	1,791,757	Corp., 5.875%, 3/15/11(3)	260,000	257,085
FNMA, 5.50%, 8/1/33(3)	1,451,241	1,510,112	BEVERAGES — 0.1%
FNMA, 5.50%, 9/1/33(3)	876,695	912,259	Coca-Cola Co. (The), 5.35%,
			11/15/17(3)	120,000	126,765
FNMA, 5.00%, 11/1/33(3)	4,524,026	4,672,910

14

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Diageo Capital plc, 5.75%,			COMPUTERS & PERIPHERALS(4)
10/23/17(3)	$ 100,000	$ 101,710	Hewlett-Packard Co.,
SABMiller plc, 6.20%,			6.125%, 3/1/14(3)	$ 100,000	$ 110,127
7/1/11(3)(5)	230,000	231,682	CONSUMER FINANCE — 0.4%
		460,157	American Express Centurion
CAPITAL MARKETS — 0.5%			Bank, 4.375%, 7/30/09(3)	250,000	250,060
Credit Suisse (New York),			American Express Centurion
5.00%, 5/15/13(3)	550,000	543,825	Bank, 5.55%, 10/17/12(3)	150,000	143,395
Credit Suisse (New York),			General Electric Capital
5.50%, 5/1/14	200,000	200,816	Corp., 6.125%, 2/22/11(3)	340,000	353,057
Deutsche Bank AG			General Electric Capital
(London), 4.875%,			Corp., 4.80%, 5/1/13(3)	220,000	215,429
5/20/13(3)	330,000	328,124	General Electric Capital
Goldman Sachs Group, Inc.			Corp., 5.625%, 9/15/17(3)	450,000	395,957
(The), 7.50%, 2/15/19(3)	370,000	380,321	John Deere Capital Corp.,
Merrill Lynch & Co., Inc.,			4.50%, 4/3/13(3)	220,000	221,223
4.79%, 8/4/10(3)	209,000	202,494	John Deere Capital Corp.,
Morgan Stanley, 6.625%,			5.50%, 4/13/17(3)	132,000	128,844
4/1/18(3)	320,000	305,032			1,707,965
		1,960,612	DIVERSIFIED FINANCIAL SERVICES — 0.4%
CHEMICALS — 0.2%			Bank of America Corp.,
Air Products & Chemicals,			4.375%, 12/1/10(3)	580,000	563,705
Inc., 4.15%, 2/1/13(3)	340,000	335,710	Bank of America N.A.,
Potash Corp of			5.30%, 3/15/17(3)	420,000	315,465
Saskatchewan, Inc., 6.50%,			Bank of America N.A.,
5/15/19	100,000	104,183	6.00%, 10/15/36(3)	360,000	248,671
Rohm & Haas Co., 5.60%,			Citigroup, Inc., 5.50%,
3/15/13(3)	240,000	227,836	4/11/13(3)	330,000	294,470
		667,729	Citigroup, Inc., 6.125%,
COMMERCIAL BANKS — 0.3%			5/15/18(3)	320,000	269,376
PNC Bank N.A., 6.00%,					1,691,687
12/7/17(3)	290,000	261,180	DIVERSIFIED TELECOMMUNICATION
PNC Funding Corp., 5.125%,			SERVICES — 0.7%
12/14/10(3)	328,000	325,235	AT&T, Inc., 6.80%,
SunTrust Bank, 7.25%,			5/15/36(3)	350,000	340,844
3/15/18(3)	110,000	94,668	AT&T, Inc., 6.55%,
Wachovia Bank N.A., 4.80%,			2/15/39(3)	370,000	357,427
11/1/14(3)	373,000	310,158	BellSouth Corp., 6.875%,
Wachovia Bank N.A.,			10/15/31(3)	70,000	66,610
4.875%, 2/1/15(3)	123,000	103,736	Embarq Corp., 7.08%,
Wells Fargo & Co., 4.625%,			6/1/16(3)	219,000	210,526
8/9/10(3)	141,000	142,191	Qwest Corp., 7.875%,
Wells Fargo Bank N.A.,			9/1/11(3)	120,000	119,700
6.45%, 2/1/11(3)	140,000	142,805	Qwest Corp., 7.50%,
		1,379,973	10/1/14(3)	200,000	194,000
COMMERCIAL SERVICES & SUPPLIES — 0.1%			Telefonica Emisiones SAU,
Pitney Bowes, Inc., 5.75%,			7.05%, 6/20/36(3)	280,000	294,983
9/15/17(3)	230,000	227,059	Verizon Communications,
Waste Management, Inc.,			Inc., 5.55%, 2/15/16(3)	304,000	304,993
7.375%, 3/11/19(3)	190,000	193,013	Verizon Communications,
		420,072	Inc., 5.50%, 2/15/18(3)	230,000	228,558

15

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Verizon Communications,			HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Inc., 6.25%, 4/1/37(3)	$ 216,000	$ 195,818	Baxter Finco BV, 4.75%,
Verizon Communications,			10/15/10(3)	$ 185,000	$ 191,932
Inc., 6.40%, 2/15/38(3)	350,000	327,489	Baxter International, Inc.,
Verizon Wireless Capital			5.90%, 9/1/16(3)	130,000	139,270
LLC, 8.50%, 11/15/18(3)(5)	200,000	240,074	Baxter International, Inc.,
		2,881,022	5.375%, 6/1/18(3)	220,000	224,421
ELECTRIC UTILITIES — 0.3%			Baxter International, Inc.,
Carolina Power & Light Co.,			6.25%, 12/1/37(3)	230,000	237,320
5.15%, 4/1/15(3)	100,000	102,344			792,943
Cleveland Electric			HOTELS, RESTAURANTS & LEISURE — 0.1%
Illuminating Co. (The),			McDonald’s Corp., 5.35%,
5.70%, 4/1/17(3)	401,000	359,826	3/1/18(3)	170,000	176,092
Florida Power Corp., 4.50%,			McDonald’s Corp., 6.30%,
6/1/10(3)	266,000	271,897	10/15/37(3)	230,000	235,693
Florida Power Corp., 6.35%,			Yum! Brands, Inc., 6.875%,
9/15/37(3)	230,000	240,338	11/15/37(3)	230,000	200,754
Southern California Edison					612,539
Co., 5.625%, 2/1/36(3)	345,000	329,296
			HOUSEHOLD PRODUCTS — 0.1%
Toledo Edison Co. (The),
6.15%, 5/15/37(3)	190,000	150,111	Kimberly-Clark Corp.,
			6.125%, 8/1/17(3)	230,000	246,555
		1,453,812	INDUSTRIAL CONGLOMERATES — 0.1%
ELECTRICAL EQUIPMENT — 0.1%			General Electric Co., 5.00%,
Rockwell Automation, Inc.,			2/1/13(3)	308,000	316,511
6.25%, 12/1/37(3)	320,000	315,164
			General Electric Co., 5.25%,
FOOD & STAPLES RETAILING — 0.4%			12/6/17(3)	230,000	218,018
SYSCO Corp., 4.20%,					534,529
2/12/13(3)	100,000	102,071
			INSURANCE — 0.2%
Wal-Mart Stores, Inc.,
3.00%, 2/3/14(3)	370,000	369,017	Lincoln National Corp.,
			6.30%, 10/9/37(3)	460,000	258,412
Wal-Mart Stores, Inc.,
5.875%, 4/5/27(3)	468,000	465,921	MetLife Global Funding I,
			5.125%, 4/10/13(3)(5)	200,000	191,420
Wal-Mart Stores, Inc.,
6.50%, 8/15/37(3)	330,000	351,590	New York Life Global
			Funding, 4.65%, 5/9/13(3)(5)	150,000	148,663
Wal-Mart Stores, Inc.,
6.20%, 4/15/38(3)	220,000	230,198	Prudential Financial, Inc.,
			5.40%, 6/13/35(3)	270,000	136,417
		1,518,797			734,912
FOOD PRODUCTS — 0.3%			MACHINERY — 0.1%
General Mills, Inc., 5.65%,
9/10/12(3)	170,000	179,261	Caterpillar Financial
			Services Corp., 4.85%,
Kellogg Co., 6.60%, 4/1/11(3)	220,000	234,684	12/7/12(3)	230,000	229,472
Kellogg Co., 5.125%,			MEDIA — 0.5%
12/3/12(3)	320,000	336,149
			Comcast Corp., 5.90%,
Kraft Foods, Inc., 6.00%,			3/15/16(3)	489,000	489,231
2/11/13(3)	330,000	347,466
			Comcast Corp., 5.70%,
		1,097,560	5/15/18(3)	220,000	215,595
GAS UTILITIES(4)			Comcast Corp., 6.40%,
Plains All American			5/15/38(3)	220,000	207,141
Pipeline LP, 8.75%, 5/1/19	100,000	102,696	Pearson Dollar Finance Two
			plc, 6.25%, 5/6/18(3)(5)	320,000	288,532

16

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Rogers Cable, Inc., 6.25%,			OIL, GAS & CONSUMABLE FUELS — 1.0%
6/15/13(3)	$ 180,000	$ 183,893	Anadarko Petroleum Corp.,
Time Warner Cable, Inc.,			8.70%, 3/15/19(3)	$ 280,000 $	294,201
5.40%, 7/2/12(3)	250,000	253,957	Canadian Natural Resources
Time Warner Cable, Inc.,			Ltd., 5.70%, 5/15/17(3)	260,000	248,864
6.75%, 7/1/18(3)	200,000	202,836	ConocoPhillips, 6.50%,
Time Warner, Inc., 5.50%,			2/1/39(3)	370,000	368,265
11/15/11(3)	195,000	200,348	Enbridge Energy Partners
Time Warner, Inc., 7.625%,			LP, 6.50%, 4/15/18(3)	450,000	398,494
4/15/31(3)	70,000	63,519	Enterprise Products
Time Warner, Inc., 7.70%,			Operating LP, 4.95%,
5/1/32	150,000	137,024	6/1/10(3)	185,000	185,316
		2,242,076	Enterprise Products
METALS & MINING — 0.2%			Operating LP, 6.30%,
			9/15/17(3)	260,000	240,923
ArcelorMittal, 6.125%,
6/1/18(3)	350,000	282,677	Nexen, Inc., 6.40%,
			5/15/37(3)	340,000	248,309
Barrick Gold Corp., 6.95%,
4/1/19	120,000	127,216	Premcor Refining Group, Inc.
			(The), 6.125%, 5/1/11(3)	613,000	619,248
BHP Billiton Finance USA
Ltd., 6.50%, 4/1/19(3)	120,000	130,581	Shell International Finance
			BV, 4.00%, 3/21/14(3)	430,000	444,211
Rio Tinto Finance USA Ltd.,
5.875%, 7/15/13(3)	230,000	217,194	Shell International Finance
			BV, 6.375%, 12/15/38(3)	200,000	213,882
Xstrata Finance Canada Ltd.,
5.80%, 11/15/16(3)(5)	197,000	147,856	XTO Energy, Inc., 5.30%,
			6/30/15(3)	342,000	332,147
		905,524
			XTO Energy, Inc., 6.50%,
MULTILINE RETAIL — 0.1%			12/15/18	150,000	152,720
Kohl’s Corp., 6.875%,			XTO Energy, Inc., 6.10%,
12/15/37(3)	240,000	195,836
			4/1/36(3)	272,000	236,186
Macy’s Retail Holdings, Inc.,			XTO Energy, Inc., 6.375%,
5.35%, 3/15/12(3)	175,000	159,812
			6/15/38(3)	110,000	103,897
		355,648			4,086,663
MULTI-UTILITIES — 0.5%			PHARMACEUTICALS — 0.4%
CenterPoint Energy			Abbott Laboratories, 5.875%,
Resources Corp., 6.125%,			5/15/16(3)	100,000	107,441
11/1/17(3)	230,000	202,625
			Abbott Laboratories, 5.60%,
CenterPoint Energy			11/30/17(3)	210,000	221,004
Resources Corp., 6.25%,
2/1/37(3)	330,000	214,084	AstraZeneca plc, 5.40%,
			9/15/12(3)	295,000	317,161
Dominion Resources, Inc.,
4.75%, 12/15/10(3)	258,000	264,460	AstraZeneca plc, 5.90%,
			9/15/17(3)	360,000	379,630
Dominion Resources, Inc.,
6.40%, 6/15/18(3)	230,000	238,162	GlaxoSmithKline Capital,
			Inc., 4.85%, 5/15/13(3)	180,000	186,961
NSTAR Electric Co., 5.625%,
11/15/17(3)	170,000	176,226	GlaxoSmithKline Capital,
			Inc., 6.375%, 5/15/38(3)	330,000	341,581
Pacific Gas & Electric Co.,
4.20%, 3/1/11(3)	420,000	431,176	Wyeth, 5.95%, 4/1/37(3)	272,000	262,485
Pacific Gas & Electric Co.,					1,816,263
5.80%, 3/1/37(3)	163,000	158,879	REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Pacific Gas & Electric Co.,			ProLogis, 5.625%,
6.35%, 2/15/38(3)	220,000	229,939	11/15/16(3)	490,000	328,520
		1,915,551

17

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
ROAD & RAIL — 0.1%			Municipal Securities — 3.1%
CSX Corp., 7.375%, 2/1/19	$ 150,000	$ 154,481	California Infrastructure &
Union Pacific Corp., 5.75%,			Economic Development
11/15/17(3)	340,000	328,044	Bank Rev., Series 2003 A,
		482,525	(Bay Area Toll Bridges
SOFTWARE — 0.1%			Seismic Retrofit 1st Lien),
			5.00%, 1/1/28, Prerefunded
Intuit, Inc., 5.75%,			at 100% of Par (Ambac)(3)(6)	$ 1,800,000	$ 1,996,092
3/15/17(3)	254,000	228,738
			Clark County School District
Oracle Corp., 5.75%,			GO, Series 2004 D, (Building
4/15/18(3)	375,000	397,988
			Bonds), 5.00%, 12/15/14,
		626,726	Prerefunded at 100% of
SPECIALTY RETAIL — 0.1%			Par (MBIA)(3)(6)	3,700,000	4,286,820
Lowe’s Cos., Inc., 5.60%,			Clark County School District
9/15/12(3)	230,000	243,385	GO, Series 2005 C, (Building
TOBACCO(4)			Bonds), 5.00%, 12/15/15,
			Prerefunded at 100% of
Altria Group, Inc., 7.75%,			Par (FSA)(3)(6)	3,600,000	4,228,344
2/6/14	150,000	160,983	Georgia GO, Series 2008 B,
WIRELESS TELECOMMUNICATION SERVICES — 0.1%			5.00%, 7/1/18(3)	1,580,000	1,863,531
Rogers Communications,			Illinois GO, (Taxable
Inc., 6.80%, 8/15/18(3)	120,000	126,043	Pension), 5.10%, 6/1/33(3)	800,000	665,656
Vodafone Group plc, 5.625%,			TOTAL MUNICIPAL SECURITIES
2/27/17(3)	313,000	315,627	(Cost $12,464,492)		13,040,443
		441,670	U.S. Government Agency
TOTAL CORPORATE BONDS
(Cost $35,874,655)		34,504,254	Securities and Equivalents — 1.8%
U.S. Treasury Securities — 5.6%			FIXED-RATE U.S. GOVERNMENT
			AGENCY SECURITIES — 1.6%
U.S. Treasury Bonds,			FNMA, 2.75%, 3/13/14(3)	4,000,000	4,052,956
6.25%, 5/15/30(3)	310,000	403,969
			FNMA, 5.00%, 2/13/17(3)	2,200,000	2,424,851
U.S. Treasury Bonds,
4.75%, 2/15/37(3)	929,000	1,033,948			6,477,807
U.S. Treasury Inflation			GOVERNMENT-BACKED CORPORATE BONDS(7) — 0.2%
Indexed Bonds, 2.50%,			State Street Bank and
1/15/29(3)	280,828	286,384	Trust Co., 1.85%, 3/15/11(3)	1,000,000	1,004,762
U.S. Treasury Inflation			TOTAL U.S. GOVERNMENT AGENCY
Indexed Notes, 3.00%,			SECURITIES AND EQUIVALENTS
7/15/12(3)	1,324,140	1,399,450	(Cost $7,230,602)		7,482,569
U.S. Treasury Inflation			Commercial Mortgage-Backed
Indexed Notes, 1.625%,
1/15/18(3)	2,734,749	2,721,929	Securities(2) — 1.6%
U.S. Treasury Inflation			Banc of America
Indexed Notes, 1.375%,			Commercial Mortgage, Inc.,
7/15/18(3)	1,592,144	1,553,834	Series 2006-6, Class A3
U.S. Treasury Notes,			SEQ, 5.37%, 10/10/45(3)	900,000	659,618
0.875%, 4/30/11(3)	4,000,000	3,998,452	Banc of America
U.S. Treasury Notes,			Commercial Mortgage, Inc.
1.375%, 4/15/12(3)	12,000,000	12,008,436	STRIPS – COUPON, Series
			2004-1, Class XP, VRN,
TOTAL U.S. TREASURY SECURITIES			0.67%, 5/1/09(3)	9,253,458	109,881
(Cost $23,306,254)		23,406,402

18

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Bear Stearns Commercial			Merrill Lynch Floating Trust,
Mortgage Securities Trust,			Series 2006-1, Class A1,
Series 2006 BBA7, Class A1,			VRN, 0.52%, 5/15/09, resets
VRN, 0.56%, 5/15/09,			monthly off the 1-month
resets monthly off the			LIBOR plus 0.07% with
1-month LIBOR plus 0.11%			no caps(3)(5)	$ 537,945	$ 377,827
with no caps(3)(5)	$ 1,287,771	$ 1,087,441	TOTAL COMMERCIAL
Bear Stearns Commercial			MORTGAGE-BACKED SECURITIES
Mortgage Securities Trust			(Cost $7,644,610)		6,550,173
STRIPS – COUPON, Series
2004 T16, Class X2, VRN,			Collateralized Mortgage
0.89%, 5/1/09(3)	15,179,050	280,116	Obligations(2) — 0.9%
Commercial Mortgage			PRIVATE SPONSOR COLLATERALIZED
Pass-Through Certificates,			MORTGAGE OBLIGATIONS — 0.5%
Series 2005 F10A, Class A1,			Banc of America Alternative
VRN, 0.55%, 5/15/09,			Loan Trust, Series 2007-2,
resets monthly off the			Class 2A4, 5.75%, 6/25/37(3)	1,411,297	848,722
1-month LIBOR plus 0.10%
with no caps(3)(5)	75,055	71,225	Countrywide Home Loan
			Mortgage Pass-Through
Credit Suisse First Boston			Trust, Series 2007-16,
Mortgage Securities Corp.,			Class A1, 6.50%, 10/25/37(3)	482,295	319,082
Series 2000 C1, Class B,
VRN, 7.96%, 5/15/09(3)	500,000	498,751	Credit Suisse First Boston
			Mortgage Securities Corp.,
Credit Suisse First Boston			Series 2003 AR28, Class 2A1,
Mortgage Securities Corp.,			VRN, 4.73%, 5/1/09(3)	865,691	789,428
Series 2002 CKN2, Class A3
SEQ, 6.13%, 4/15/37(3)	1,000,000	993,735	MASTR Alternative Loans
Credit Suisse Mortgage			Trust, Series 2003-8, Class
			4A1, 7.00%, 12/25/33(3)	72,487	66,750
Capital Certificates, Series
2007 TF2A, Class A1, VRN,					2,023,982
0.63%, 5/15/09, resets			U.S. GOVERNMENT AGENCY COLLATERALIZED
monthly off the 1-month			MORTGAGE OBLIGATIONS — 0.4%
LIBOR plus 0.18% with			FHLMC, Series 77,
no caps(3)(5)	1,200,000	930,440	Class H, 8.50%, 9/15/20(3)	204,844	227,071
Greenwich Capital			FHLMC, Series 2541,
Commercial Funding Corp.,			Class EA SEQ, 5.00%,
Series 2006 FL4A, Class A1,			3/15/16(3)	140,697	141,448
VRN, 0.58%, 5/5/09, resets
monthly off the 1-month			FHLMC, Series 2926,
LIBOR plus 0.09% with			Class EW SEQ, 5.00%,
			1/15/25(3)	1,200,000	1,254,933
no caps(3)(5)	169,291	136,162
GS Mortgage Securities			FHLMC, Series 2937,
Corp. II, Series 2007 EOP,			Class KA, 4.50%,
			12/15/14(3)	118,429	118,599
Class A1, VRN, 0.58%,
5/6/09, resets monthly off					1,742,051
the 1-month LIBOR plus			TOTAL COLLATERALIZED
0.09% with no caps(3)(5)	281,703	209,074	MORTGAGE OBLIGATIONS
LB-UBS Commercial			(Cost $4,420,902)		3,766,033
Mortgage Trust, Series
2005 C2, Class A2 SEQ,
4.82%, 4/15/30(3)	1,251,940	1,195,903

19

Balanced

	Shares/			Shares/
	Principal			Principal
	Amount	Value		Amount	Value
Asset-Backed Securities(2) — 0.3%			Sovereign Governments & Agencies(4)
CNH Equipment Trust,			Hydro Quebec, 8.40%,
Series 2007 C, Class A3A			1/15/22(3)
SEQ, 5.21%, 12/15/11(3)	$ 1,000,000	$ 1,013,814	(Cost $169,226)	$ 145,000	$ 180,914
SLM Student Loan Trust,			Temporary Cash Investments — 2.0%
Series 2006-5, Class A2,
VRN, 1.08%, 7/27/09, resets			JPMorgan U.S. Treasury
quarterly off the 3-month			Plus Money Market Fund
LIBOR minus 0.01% with			Agency Shares
no caps(3)	154,857	154,558	(Cost $8,559,521)	8,559,521	8,559,521
SLM Student Loan Trust,			TOTAL INVESTMENT
Series 2006-10, Class A2,			SECURITIES — 99.0%
VRN, 1.10%, 7/27/09, resets			(Cost $430,919,518)		413,336,339
quarterly off the 3-month			OTHER ASSETS AND
LIBOR plus 0.01% with			LIABILITIES — 1.0%		4,240,116
no caps(3)	57,928	57,850	TOTAL NET ASSETS — 100.0%		$417,576,455
TOTAL ASSET-BACKED SECURITIES
(Cost $1,212,751)		1,226,222

Swap Agreements
Notional Amount	Description of Agreement	Expiration Date	Unrealized Gain (Loss)
CREDIT DEFAULT – BUY PROTECTION
$2,650,000	Pay quarterly a fixed rate equal to 0.12%	March 2017	$123,603
	multiplied by the notional amount and receive
	from Barclays Bank plc upon each default event
	of Pfizer, Inc., par value of the proportional
	notional amount of Pfizer, Inc., 4.65%, 3/1/18.

Notes to Schedule of Investments
Ambac = Ambac Assurance Corporation	(1)	Non-income producing.
Equivalent = Security whose principal payments are backed by the full	(2)	Final maturity indicated, unless otherwise noted.
faith and credit of the United States	(3)	Security, or a portion thereof, has been segregated for swap
FHLMC = Federal Home Loan Mortgage Corporation		agreements. At the period end, the aggregate value of securities
FNMA = Federal National Mortgage Association		pledged was $123,700.
FSA = Financial Security Assurance, Inc.	(4)	Category is less than 0.05% of total net assets.
GNMA = Government National Mortgage Association	(5)	Security was purchased under Rule 144A of the Securities Act of
		1933 or is a private placement and, unless registered under the
GO = General Obligation		Act or exempted from registration, may only be sold to qualified
LB-UBS = Lehman Brothers, Inc. — UBS AG		institutional investors. The aggregate value of these securities at
LIBOR = London Interbank Offered Rate		the period end was $4,060,396, which represented 1.0% of total
MASTR = Mortgage Asset Securitization Transactions, Inc.		net assets.
MBIA = MBIA Insurance Corporation	(6)	Escrowed to maturity in U.S. government securities or state and
		local government securities.
resets = The frequency with which a security’s coupon changes,
based on current market conditions or an underlying index. The more	(7)	The debt is guaranteed under the Federal Deposit Insurance
frequently a security resets, the less risk the investor is taking that the		Corporation’s (FDIC) Temporary Liquidity Guarantee Program and
coupon will vary significantly from current market rates.		is backed by the full faith and credit of the United States. The
		expiration date of the FDIC’s guarantee is the earlier of the maturity
SEQ = Sequential Payer		date of the debt or June 30, 2012.
STRIPS = Separate Trading of Registered Interest and Principal
of Securities

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown	See Notes to Financial Statements.
is effective at the period end.

20

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $430,919,518)	$413,336,339
Receivable for investments sold	6,605,588
Receivable for capital shares sold	70,308
Unrealized appreciation on swap agreements	123,603
Dividends and interest receivable	1,461,623
421,597,461

Liabilities
Disbursements in excess of demand deposit cash	554
Payable for investments purchased	1,770,384
Payable for capital shares redeemed	1,945,349
Accrued management fees	304,719
4,021,006

Net Assets	$417,576,455

Net Assets Consist of:
Capital (par value and paid-in surplus)	$507,035,149
Undistributed net investment income	938,605
Accumulated net realized loss on investment transactions	(72,937,723)
Net unrealized depreciation on investments	(17,459,576)
$417,576,455

Investor Class, $0.01 Par Value
Net assets	$411,884,703
Shares outstanding	34,162,211
Net asset value per share	$12.06

Institutional Class, $0.01 Par Value
Net assets	$5,691,752
Shares outstanding	471,996
Net asset value per share	$12.06

See Notes to Financial Statements.

21

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $6,406)	$ 3,171,001
Interest	3,969,411
7,140,412

Expenses:
Management fees	1,845,595
Directors’ fees and expenses	7,493
Other expenses	573
1,853,661

Net investment income (loss)	5,286,751

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(58,721,462)
Futures and swaps transactions	(67,636)
(58,789,098)

Change in net unrealized appreciation (depreciation) on:
Investments	37,612,019
Futures and swaps	8,382
37,620,401

Net realized and unrealized gain (loss)	(21,168,697)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,881,946)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
Increase (Decrease) in Net Assets	2009	2008
Operations
Net investment income (loss)	$ 5,286,751	$ 13,692,226
Net realized gain (loss)	(58,789,098)	(13,490,807)
Change in net unrealized appreciation (depreciation)	37,620,401	(121,399,814)
Net increase (decrease) in net assets resulting from operations	(15,881,946)	(121,198,395)

Distributions to Shareholders
From net investment income:
Investor Class	(5,608,619)	(13,588,608)
Institutional Class	(79,549)	(152,831)
From net realized gains:
Investor Class	—	(40,498,231)
Institutional Class	—	(82,676)
Decrease in net assets from distributions	(5,688,168)	(54,322,346)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(6,749,959)	(29,341,788)

Net increase (decrease) in net assets	(28,320,073)	(204,862,529)

Net Assets
Beginning of period	445,896,528	650,759,057
End of period	$417,576,455	$ 445,896,528

Undistributed net investment income	$938,605	$1,340,022

See Notes to Financial Statements.

23

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek long-term capital growth and current income. The fund pursues its objective by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class and the Institutional Class. Prior to December 3, 2007, the fund was authorized to issue the Advisor Class (see Note 9). The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Futures Contracts — The fund may enter into futures contracts in order to manage the fund’s exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain

24

percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on futures and swaps transactions and unrealized appreciation (depreciation) on futures and swaps, respectively.

When-Issued and Forward Commitments — The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as “roll” transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The fund accounts for “roll” transactions as purchases and sales; as such these transactions may increase portfolio turnover.

Swap Agreements — The fund may enter into swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A basic swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default events. The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily at current market value as provided by a commercial pricing service and/or independent brokers. Changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on futures and swaps. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

25

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation‘s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for the fund ranges from 0.80% to 0.90% for the Investor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for the six months ended April 30, 2009 was 0.90% and 0.70% for the Investor Class and Institutional Class, respectively.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

26

3. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the six months ended April 30, 2009, totaled $243,154,437, of which $21,808,050 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the six months ended April 30, 2009, totaled $269,119,880, of which $23,315,692 represented U.S. Treasury and Agency obligations.

4. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	250,000,000		250,000,000
Sold	1,539,748	$ 18,227,189	2,498,883	$ 37,970,203
Issued in connection with
reclassification (Note 9)	—	—	732,507	12,525,159
Issued in reinvestment of distributions	464,362	5,465,813	3,360,729	52,807,274
Redeemed	(2,595,977)	(30,490,739)	(8,259,045)	(125,882,923)
	(591,867)	(6,797,737)	(1,666,926)	(22,580,287)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	56,256	658,947	511,350	7,883,323
Issued in reinvestment of distributions	6,759	79,549	15,330	235,507
Redeemed	(59,142)	(690,718)	(135,139)	(2,010,038)
	3,873	47,778	391,541	6,108,792
Advisor Class/Shares Authorized	N/A		N/A
Sold			5,330	90,447
Issued in connection with
reclassification (Note 9)			(732,507)	(12,525,159)
Redeemed			(25,768)	(435,581)
			(752,945)	(12,870,293)
Net increase (decrease)	(587,994)	$ (6,749,959)	(2,028,330)	$ (29,341,788)

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

27

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of April 30, 2009:

	Value of	Unrealized Gain (Loss) on
Valuation Inputs	Investment Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$264,810,566	—
Level 2 — Other Significant Observable Inputs	148,525,773	$123,603
Level 3 — Significant Unobservable Inputs	—	—
	$413,336,339	$123,603
*Includes swap agreements.

6. Bank Line of Credit

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended April 30, 2009.

7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the fund did not utilize the program.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, interest on swap agreements, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$442,567,017
Gross tax appreciation of investments	$ 20,022,600
Gross tax depreciation of investments	(49,253,278)
Net tax appreciation (depreciation) of investments	$(29,230,678)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

28

As of October 31, 2008, the fund had accumulated capital losses of $(7,757,812), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2016.

9. Corporate Event

On July 27, 2007, the Advisor Class shareholders of the fund approved a reclassification of Advisor Class shares into Investor Class shares. The change was approved by the Board of Directors on November 29, 2006 and March 7, 2007. The reclassification was effective on December 3, 2007.

10. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

29

Financial Highlights

Balanced

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$12.66	$17.47	$17.03	$16.52	$15.73	$14.77
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.15	0.37	0.35	0.35	0.31	0.26
Net Realized and
Unrealized Gain (Loss)	(0.59)	(3.69)	1.11	1.40	0.77	0.98
Total From
Investment Operations	(0.44)	(3.32)	1.46	1.75	1.08	1.24
Distributions
From Net
Investment Income	(0.16)	(0.37)	(0.36)	(0.35)	(0.29)	(0.28)
From Net
Realized Gains	—	(1.12)	(0.66)	(0.89)	—	—
Total Distributions	(0.16)	(1.49)	(1.02)	(1.24)	(0.29)	(0.28)
Net Asset Value,
End of Period	$12.06	$12.66	$17.47	$17.03	$16.52	$15.73

Total Return(3)	(3.41)%	(20.52)%	8.92%	11.04%	6.89%	8.46%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.90%(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.57%(4)	2.42%	2.08%	2.13%	1.89%	1.65%
Portfolio Turnover Rate	61%	153%	161%	197%	206%	204%
Net Assets, End of Period
(in millions)	$412	$440	$636	$637	$615	$595

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

30

Balanced

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$12.66	$17.47	$17.04	$16.53	$15.73	$14.78
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.16	0.39	0.39	0.38	0.33	0.28
Net Realized and
Unrealized Gain (Loss)	(0.59)	(3.68)	1.09	1.40	0.80	0.98
Total From
Investment Operations	(0.43)	(3.29)	1.48	1.78	1.13	1.26
Distributions
From Net
Investment Income	(0.17)	(0.40)	(0.39)	(0.38)	(0.33)	(0.31)
From Net
Realized Gains	—	(1.12)	(0.66)	(0.89)	—	—
Total Distributions	(0.17)	(1.52)	(1.05)	(1.27)	(0.33)	(0.31)
Net Asset Value,
End of Period	$12.06	$12.66	$17.47	$17.04	$16.53	$15.73

Total Return(3)	(3.32)%	(20.37)%	9.07%	11.26%	7.17%	8.61%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	0.70%(4)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.77%(4)	2.62%	2.28%	2.33%	2.09%	1.85%
Portfolio Turnover Rate	61%	153%	161%	197%	206%	204%
Net Assets, End of Period
(in thousands)	$5,692	$5,927	$1,338	$1,228	$1,237	$225

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

31

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

32

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The blended index is considered the benchmark for Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly, 60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund’s assets invested in stocks. The blended index’s remaining 40% is represented by the Citigroup US Broad Investment-Grade Bond Index, which reflects the roughly 40% of the fund’s assets invested in fixed-income securities.

The Citigroup Agency Index is a market-capitalization-weighted index that includes US government sponsored agencies with a remaining maturity of at least one year.

The Citigroup Credit Index includes US and non-US corporate securities and non-US sovereign and provincial securities.

The Citigroup Mortgage Index measures the mortgage component of the US BIG Bond Index, comprising 15- and 30-year GNMA, FNMA, and FHLMC pass-throughs and FNMA and FHLMC balloon mortgages.

The Citigroup Treasury Index is comprised of US Treasury securities with an amount outstanding of at least $5 billion and a remaining maturity of at least one year.

The Citigroup US Broad Investment-Grade (BIG) Bond Index is a market-capitalization-weighted index that includes fixed-rate Treasury, government-sponsored, mortgage, asset-backed, and investment-grade issues with a maturity of one year or longer.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

33

Notes

34

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906 CL-SAN-65584N

Semiannual Report
April 30, 2009

American Century Investments

Veedot® Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten. He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns	2

Veedot

Performance	3
Portfolio Commentary	5
Top Ten Holdings	7
Top Five Industries	7
Types of Investments in Portfolio	7

Shareholder Fee Example	8

Financial Statements

Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	14
Statement of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	21

Other Information

Additional Information	23
Index Definitions	24

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Glenn Fogle, Chief Investment Officer, U.S. Growth Equity — Mid & Small Cap

Riding the Stock Market Roller Coaster

A dramatic shift in market sentiment buffeted the U.S. stock market during the six months ended April 30, 2009. The extreme pessimism that sent the equity market down sharply during the first four months of the period gave way to renewed optimism and a powerful market rally during the last seven weeks.

The pessimism that sank the stock market in late 2008 and early 2009 was brought on by a worsening economic downturn and continued distress in the financial sector. The U.S. economy sank into recession, contracting at an annual rate of more than 6% in both the fourth quarter of 2008 and the first quarter of 2009 as the unemployment rate hit a 26-year high and consumer spending slumped. In addition, the credit markets remained frozen, which contributed to growing losses and deteriorating balance sheets for many financial companies. As a result, the major stock indices finished 2008 with their worst quarter in 21 years and continued on a downward trajectory in the first two months of 2009.

However, the market bottomed in early March and staged a sharp rebound through the end of April as investor sentiment changed abruptly. Early signs of economic stabilization generated optimism about a possible recovery, and investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets. Despite their recent resurgence, though, most stocks still declined overall for the six-month period (see the table below).

Growth Stocks Outperformed

In this turbulent environment, growth stocks outpaced value issues by a considerable margin across all market capitalizations. Although it is not clear whether we are in the early stages of a growth-led market, we have conviction in the consistent execution of our investment strategies. Our portfolio managers and analysts continue to seek out the stocks of companies that possess improving fundamentals, reflecting our belief that long-term stock price movements follow growth in earnings, revenues, and cash flow.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	–7.39%	Russell 2000 Index (Small-Cap)	–8.40%
Russell 1000 Growth Index	–1.52%	Russell 2000 Growth Index	–3.77%
Russell 1000 Value Index	–13.27%	Russell 2000 Value Index	–12.60%
Russell Midcap Index	–1.64%	* Total returns for periods less than one year are not annualized.
Russell Midcap Growth Index	2.71%
Russell Midcap Value Index	–6.14%

2

Performance
Veedot

Total Returns as of April 30, 2009
			Average Annual Returns
				Since	Inception
	6 months(1)	1 year	5 years	Inception	Date
Investor Class	-20.22%	-45.31%	-3.15%	-1.69%	11/30/99
Russell 3000 Index(2)	-7.46%	-34.95%	-2.26%	-2.33%	—
Institutional Class	-20.26%	-45.19%	-2.99%	-3.88%	8/1/00
(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may involve high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

One-Year Returns Over Life of Class
Periods ended April 30
	2000*	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class	35.20%	-26.18%	-4.21%	-20.92%	32.28%	0.20%	28.94%	9.29%	10.34%	-45.31%
Russell 3000 Index	7.32%	-12.96%	-10.73%	-13.99%	25.11%	6.97%	18.08%	14.48%	-5.16%	-34.95%
*From 11/30/99, the Investor Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
	Investor Class						Institutional Class
	1.25%						1.05%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and  redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may involve high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Portfolio Commentary
Veedot

Portfolio Manager: John Small, Jr.

Performance Summary

Veedot declined –20.22%* for the six months ended April 30, 2009, compared with its benchmark, the Russell 3000 Index, which returned –7.46% for the period.

As discussed in the Market Perspective on page 2, equity markets continued to struggle during the reporting period amid extreme volatility, ongoing financial crisis, and recession. In this environment, mid-cap stocks outpaced their large- and small-cap counterparts, and growth-oriented shares outperformed value stocks.

Against this difficult backdrop, Veedot’s highly systematic investment process delivered portfolio results that lagged benchmark returns. Stock selection in the health care, industrials, consumer discretionary, and information technology sectors detracted from performance relative to the benchmark, although overweight allocations to the health care and consumer discretionary sectors trimmed these losses. Stock selection and an overweight allocation to the financials sector further weighed on relative returns. An underweight allocation to the utilities sector modestly benefited relative performance. Veedot also slightly increased its holdings of foreign stocks during the reporting period.

Health Care, Industrials Detracted

The health care sector represented Veedot’s largest source of underperfor-mance relative to the benchmark. Within the sector, Veedot benefited from an underweight allocation to the pharmaceuticals industry. However, that was not nearly sufficient to compensate for detrimental holdings within the industry. In particular, Veedot held an overweight stake in ViroPharma Inc., whose share price experienced a –55% decline during the reporting period. Elsewhere in the health care sector, stock selection in the health care provider and biotechnology industries hurt absolute and relative performance.

Within the industrials sector, holdings in the aerospace and defense industry weighed on absolute and relative returns. Notably, Veedot held a significant stake in AeroVironment, which is not a benchmark constituent. The maker of efficient electric energy technologies detracted from Veedot’s performance as its share price slid –34%.

Also in the industrials sector, a position in Delta Airlines hurt portfolio returns. Faced with contracting demand, the airline suffered a –44% share price decline for the reporting period.

*All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

5

Veedot

Consumer Discretionary, Information Technology Hindered

In the consumer discretionary sector, an overweight stake in select private education companies including Corinthian Colleges Inc. hurt both absolute and relative performance. These holdings generally benefited from expanding student enrollments as a result of corporate layoffs and fewer job opportunities in previous reporting periods, but some lost ground during the time period that they were held in the portfolio.

Stock selection within the specialty retailing sector also detracted from absolute and relative performance. Retail chain Foot Locker Inc. was among several retailers that detracted from relative performance.

The information technology sector was home to several underperforming portfolio holdings. Within the software, communications equipment, and internet software & services industries in particular, stock selection weighed on absolute and relative performance.

Financials Lagged

Holdings in the financials sector trimmed relative returns. Within the sector, stock selection in the capital markets and insurance industry groups detracted from absolute and relative performance. An overweight allocation to the commercial bank industry also dragged down returns, despite effective stock selection within the industry group.

Utilities Helped

An underweight allocation to the utilities sector benefited returns. Within the sector, Veedot avoided the electric utility and independent power producer industries altogether and maintained a significant underweight allocation to the multi-utilities industry, boosting relative performance as these industry groups detracted from benchmark returns.

Outlook

Using a systematic and technically driven process, Veedot focuses on finding companies whose fundamental characteristics meet strict requirements for accelerating earnings and revenue growth. Such companies must also have historical stock price performance that suggests impending share price appreciation.

The reporting period was a difficult environment for growth and momentum oriented investment styles. Looking ahead, however, we remain confident that our systematic process of identifying companies with accelerating growth and price momentum will continue to successfully identify opportunities across industry sectors.

6

Veedot

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
NVE Corp.	2.3%	—
Anaren, Inc.	2.2%	—
Ameristar Casinos, Inc.	1.9%	—
Ruby Tuesday, Inc.	1.8%	—
Computer Programs & Systems, Inc.	1.8%	1.0%
hhgregg, Inc.	1.7%	—
Carter’s, Inc.	1.5%	1.1%
Shanda Interactive Entertainment Ltd. ADR	1.5%	—
Metavante Technologies, Inc.	1.4%	—
Chipotle Mexican Grill, Inc., Class A	1.4%	—

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Software	11.5%	0.8%
Hotels, Restaurants & Leisure	10.9%	—
Specialty Retail	9.2%	6.4%
Semiconductors & Semiconductor Equipment	6.8%	—
Communications Equipment	6.3%	—

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	87.6%	91.3%
Foreign Common Stocks(1)	11.7%	3.5%
Total Common Stocks	99.3%	94.8%
Temporary Cash Investments	0.5%	5.5%
Other Assets and Liabilities	0.2%	(0.3)%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

7

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 – 4/30/09	Expense Ratio*
Actual
Investor Class	$1,000	$797.80	$5.57	1.25%
Institutional Class	$1,000	$797.40	$4.68	1.05%
Hypothetical
Investor Class	$1,000	$1,018.60	$6.26	1.25%
Institutional Class	$1,000	$1,019.59	$5.26	1.05%
*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

9

Schedule of Investments
Veedot

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.3%			DIVERSIFIED TELECOMMUNICATION
			SERVICES — 2.3%
AEROSPACE & DEFENSE — 1.9%			Neutral Tandem, Inc.(1)	38,000	$ 1,086,800
Applied Signal
Technology, Inc.	35,000	$ 691,600	Portugal Telecom SGPS
			SA ADR	92,500	698,375
Cubic Corp.	26,500	760,815			1,785,175
		1,452,415	ELECTRICAL EQUIPMENT — 1.3%
BEVERAGES — 1.2%			American
Coca-Cola Enterprises, Inc.	53,000	904,180	Superconductor Corp.(1)	37,500	963,750
BIOTECHNOLOGY — 1.4%			ELECTRONIC EQUIPMENT,
Myriad Genetics, Inc.(1)	28,000	1,086,120	INSTRUMENTS & COMPONENTS — 2.2%
CAPITAL MARKETS — 2.1%			AU Optronics Corp. ADR	81,500	884,275
Goldman Sachs			LG Display Co. Ltd. ADR	63,500	780,415
Group, Inc. (The)	6,500	835,250			1,664,690
Jefferies Group, Inc.	39,500	773,015	ENERGY EQUIPMENT & SERVICES — 4.1%
		1,608,265	Dresser-Rand Group, Inc.(1)	35,000	862,050
CHEMICALS — 1.1%			Global Industries Ltd.(1)	115,000	744,050
OM Group, Inc.(1)	29,500	821,870	Helmerich & Payne, Inc.	23,500	724,270
COMMERCIAL BANKS — 1.0%			National Oilwell Varco, Inc.(1)	27,500	832,700
First Horizon National Corp.	65,000	748,150			3,163,070
COMMUNICATIONS EQUIPMENT — 6.3%			FOOD & STAPLES RETAILING — 1.1%
Airvana, Inc.(1)	131,500	748,235	Whole Foods Market, Inc.	42,500	881,025
Anaren, Inc.(1)	132,000	1,717,320	FOOD PRODUCTS — 1.2%
Corning, Inc.	52,000	760,240	Lancaster Colony Corp.	21,000	919,800
Research In Motion Ltd.(1)	12,000	834,000	HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Starent Networks Corp.(1)	37,500	739,875	VNUS Medical
		4,799,670	Technologies, Inc.(1)	40,500	897,075
COMPUTERS & PERIPHERALS — 2.3%			HEALTH CARE TECHNOLOGY — 1.8%
Synaptics, Inc.(1)	31,000	1,006,880	Computer Programs &
			Systems, Inc.	38,500	1,347,115
Western Digital Corp.(1)	34,000	799,680
			HOTELS, RESTAURANTS & LEISURE — 10.9%
		1,806,560
			Ameristar Casinos, Inc.	71,000	1,456,920
CONSTRUCTION & ENGINEERING — 2.3%
			Brinker International, Inc.	48,500	859,420
MasTec, Inc.(1)	62,500	781,875
			Buffalo Wild Wings, Inc.(1)	20,000	780,800
Orion Marine Group, Inc.(1)	66,500	996,170
			Chipotle Mexican
		1,778,045	Grill, Inc., Class A(1)	13,500	1,094,715
CONTAINERS & PACKAGING — 1.1%			Cracker Barrel Old
Temple-Inland, Inc.	71,000	847,740	Country Store, Inc.	32,000	1,043,520
DIVERSIFIED CONSUMER SERVICES — 2.6%			Panera Bread Co., Class A(1)	14,500	812,145
Career Education Corp.(1)	30,500	672,220	Ruby Tuesday, Inc.(1)	182,000	1,397,760
Corinthian Colleges, Inc.(1)	40,000	616,000	Texas Roadhouse, Inc.,
ITT Educational			Class A(1)	79,000	899,020
Services, Inc.(1)	7,000	705,390			8,344,300
		1,993,610	INSURANCE — 2.8%
DIVERSIFIED FINANCIAL SERVICES — 1.1%			Allied World Assurance Co.
PHH Corp.(1)	49,000	822,220	Holdings Ltd.	20,000	742,800
			Fidelity National
			Financial, Inc., Class A	42,000	761,460

10

Veedot

	Shares	Value		Shares	Value
First Mercury			Longtop Financial
Financial Corp.(1)	48,000	$ 634,560	Technologies Ltd. ADR(1)	37,000	$ 875,420
		2,138,820	Macrovision
INTERNET & CATALOG RETAIL — 1.0%			Solutions Corp.(1)	50,000	1,011,000
Netflix, Inc.(1)	16,500	747,615	Pegasystems, Inc.	38,000	663,860
IT SERVICES — 1.4%			Quality Systems, Inc.	19,000	1,018,780
Metavante			Red Hat, Inc.(1)	41,000	708,070
Technologies, Inc.(1)	47,000	1,108,730	Shanda Interactive
LEISURE EQUIPMENT & PRODUCTS — 2.2%			Entertainment Ltd. ADR(1)	23,500	1,124,005
Smith & Wesson			TeleCommunication
Holding Corp.(1)	128,000	917,760	Systems, Inc., Class A(1)	91,000	892,710
Sturm, Ruger & Co., Inc.(1)	62,500	769,375			8,841,075
		1,687,135	SPECIALTY RETAIL — 9.2%
MEDIA — 2.1%			Advance Auto Parts, Inc.	19,500	853,125
Discovery Communications,			Best Buy Co., Inc.	19,500	748,410
Inc., Class A(1)	47,000	892,530	Buckle, Inc. (The)	22,000	822,140
National CineMedia, Inc.	51,000	741,030	Citi Trends, Inc.(1)	34,500	847,320
		1,633,560	Conn’s, Inc.(1)	54,000	887,760
METALS & MINING — 0.9%			hhgregg, Inc.(1)	77,000	1,278,200
Freeport-McMoRan			Hot Topic, Inc.(1)	66,000	807,840
Copper & Gold, Inc.	17,000	725,050	O’Reilly Automotive, Inc.(1)	22,000	854,700
OIL, GAS & CONSUMABLE FUELS — 5.1%					7,099,495
Buckeye Partners LP	20,000	769,200	TEXTILES, APPAREL & LUXURY GOODS — 1.5%
DCP Midstream Partners LP	55,500	826,950
			Carter’s, Inc.(1)	53,000	1,133,140
Delek US Holdings, Inc.	70,500	724,035
			TRADING COMPANIES & DISTRIBUTORS — 1.1%
Holly Energy Partners LP	30,500	907,375
			Aircastle Ltd.	125,000	825,000
Teekay LNG Partners LP	38,000	668,040
			WIRELESS TELECOMMUNICATION SERVICES — 1.1%
		3,895,600
			iPCS, Inc.(1)	60,000	871,200
PHARMACEUTICALS — 1.0%
Mylan, Inc.(1)	57,000	755,250	TOTAL COMMON STOCKS
			(Cost $66,484,570)		76,227,760
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 1.1%			Temporary Cash Investments — 0.5%
Forestar Group, Inc.(1)	68,500	880,910	JPMorgan U.S. Treasury
SEMICONDUCTORS &			Plus Money Market Fund
SEMICONDUCTOR EQUIPMENT — 6.8%			Agency Shares	56,963	56,963
Advanced Micro			Repurchase Agreement, Bank of America
Devices, Inc.(1)	219,500	792,395	Securities, LLC, (collateralized by various
			U.S. Treasury obligations, 4.75%, 2/28/11,
Cree, Inc.(1)	37,500	1,027,125	valued at $306,016), in a joint trading
Himax Technologies, Inc.			account at 0.12%, dated 4/30/09, due
ADR	286,500	776,415	5/1/09 (Delivery value $300,001)		300,000
NVE Corp.(1)	47,000	1,787,880	TOTAL TEMPORARY
Siliconware Precision			CASH INVESTMENTS
Industries Co. ADR	116,000	866,520	(Cost $356,963)		356,963
		5,250,335	TOTAL INVESTMENT
			SECURITIES — 99.8%
SOFTWARE — 11.5%			(Cost $66,841,533)		76,584,723
ArcSight, Inc.(1)	55,500	838,050	OTHER ASSETS AND
Giant Interative			LIABILITIES — 0.2%		136,458
Group, Inc. ADR	93,500	774,180	TOTAL NET ASSETS — 100.0%		$76,721,181
Interactive
Intelligence, Inc.(1)	85,000	935,000

11

Veedot

Geographic Diversification		Notes to Schedule of Investments
(as a % of net assets)		ADR = American Depositary Receipt
United States	87.6%	(1) Non-income producing.
People’s Republic of China	3.6%
Taiwan (Republic of China)	3.3%
Canada	1.1%	See Notes to Financial Statements.
South Korea	1.0%
Bermuda	1.0%
Portugal	0.9%
Bahamas	0.8%
Cash and Equivalents*	0.7%
*Includes temporary cash investments and other assets and liabilities.

12

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $66,841,533)	$ 76,584,723
Cash	1,333
Receivable for investments sold	751,446
Receivable for capital shares sold	15,498
Dividends and interest receivable	83,874
77,436,874

Liabilities
Payable for investments purchased	585,232
Payable for capital shares redeemed	54,231
Accrued management fees	76,230
715,693

Net Assets	$ 76,721,181

Net Assets Consist of:
Capital (par value and paid-in surplus)	$165,403,456
Undistributed net investment income	23,770
Accumulated net realized loss on investment transactions	(98,449,235)
Net unrealized appreciation on investments	9,743,190
$ 76,721,181

Investor Class, $0.01 Par Value
Net assets	$73,283,371
Shares outstanding	17,217,585
Net asset value per share	$4.26

Institutional Class, $0.01 Par Value
Net assets	$3,437,810
Shares outstanding	794,043
Net asset value per share	$4.33

See Notes to Financial Statements.

13

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $8,278)	$ 533,615
Interest	1,413
535,028

Expenses:
Management fees	509,486
Directors’ fees and expenses	1,525
Other expenses	247
511,258

Net investment income (loss)	23,770

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(33,970,771)
Change in net unrealized appreciation (depreciation) on investments	12,955,816
Net realized and unrealized gain (loss)	(21,014,955)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(20,991,185)

See Notes to Financial Statements.

14

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
Increase (Decrease) in Net Assets	2009	2008
Operations
Net investment income (loss)	$ 23,770	$ (429,521)
Net realized gain (loss)	(33,970,771)	(27,791,108)
Change in net unrealized appreciation (depreciation)	12,955,816	(53,607,679)
Net increase (decrease) in net assets resulting from operations	(20,991,185)	(81,828,308)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(6,146,920)	(18,609,717)(1)

Redemption Fees
Increase in net assets from redemption fees	4,186	—(1)

Net increase (decrease) in net assets	(27,133,919)	(100,438,025)

Net Assets
Beginning of period	103,855,100	204,293,125
End of period	$ 76,721,181	$ 103,855,100

Undistributed net investment income	$23,770	—

(1) Capital share transactions for the year ended October 31, 2008, were net of redemption fees (Note 4).

See Notes to Financial Statements.

15

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Veedot Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks that management believes to have better than average prospects for appreciation. The fund uses an approach to common stock investing developed by American Century Investments. This approach relies heavily on quantitative tools to identify attractive investment opportunities, regardless of company size, industry type or geographic location, on a disciplined, consistent basis. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class and the Institutional Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

16

For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Redemption — The fund may impose a 2.00% redemption fee on shares held less than 180 days. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

Indemnifications — Under the corporation‘s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

17

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for the fund ranges from 1.00% to 1.25% for the Investor Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class of the fund for the six months ended April 30, 2009, was 1.25% and 1.05% for the Investor Class and Institutional Class, respectively.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2009, were $159,362,229 and $160,595,727, respectively.

4. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	330,130	$ 1,464,716	1,480,565	$ 11,492,491
Redeemed	(1,642,924)	(7,161,077)	(4,036,655)	(29,538,137)(1)
	(1,312,794)	(5,696,361)	(2,556,090)	(18,045,646)
Institutional Class/Shares Authorized	100,000,000		100,000,000
Sold	32,641	147,038	145,816	1,157,483
Redeemed	(134,525)	(597,597)	(229,009)	(1,721,554)(2)
	(101,884)	(450,559)	(83,193)	(564,071)
Net increase (decrease)	(1,414,678)	$(6,146,920)	(2,639,283)	$(18,609,717)
(1) Net of redemption fees of $55,641.
(2) Net of redemption fees of $9,826.

18

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Value of
Valuation Inputs	Investment Securities
Level 1 — Quoted Prices	$76,284,723
Level 2 — Other Significant Observable Inputs	300,000
Level 3 — Significant Unobservable Inputs	—
$76,584,723

6. Risk Factors

The fund’s investment process may involve high portfolio turnover, high commission costs and high capital gains distributions. In addition, its investment approach may involve higher volatility and risk. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions. Investing in emerging markets may accentuate these risks.

7. Bank Line of Credit

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended April 30, 2009.

19

8. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the fund did not utilize the program.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$66,844,369
Gross tax appreciation of investments	$10,736,461
Gross tax depreciation of investments	(996,107)
Net tax appreciation (depreciation) of investments	$ 9,740,354

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, the fund had accumulated capital losses of $(64,478,464), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Capital loss carryovers of $(4,184,563), $(32,317,452) and $(27,976,449) expire in 2009, 2010 and 2016, respectively.

10. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

20

Financial Highlights
Veedot

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.34	$9.25	$6.17	$5.57	$5.06	$4.99
Income From
Investment Operations
Net Investment
Income (Loss)(2)	—(3)	(0.02)	(0.01)	(0.02)	(0.03)	(0.03)
Net Realized and
Unrealized Gain (Loss)	(1.08)	(3.89)	3.09	0.62	0.53	0.09
Total From
Investment Operations	(1.08)	(3.91)	3.08	0.60	0.50	0.06
Redemption Fees(2)	—(3)	—(3)	—(3)	—(3)	0.01	0.01
Net Asset Value,
End of Period	$4.26	$5.34	$9.25	$6.17	$5.57	$5.06

Total Return(4)	(20.22)%	(42.27)%	49.92%	10.77%	10.08%	1.40%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.25%(5)	1.25%	1.25%	1.45%	1.50%	1.50%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.05%(5)	(0.27)%	(0.18)%	(0.39)%	(0.51)%	(0.57)%
Portfolio Turnover Rate	193%	257%	207%	330%	399%	344%
Net Assets, End of Period
(in thousands)	$73,283	$98,991	$195,105	$154,374	$178,078	$219,618
(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

21

Veedot

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.43	$9.38	$6.25	$5.63	$5.10	$5.02
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.01	(0.01)	—(3)	(0.01)	(0.02)	(0.02)
Net Realized and
Unrealized Gain (Loss)	(1.11)	(3.94)	3.13	0.63	0.54	0.09
Total From
Investment Operations	(1.10)	(3.95)	3.13	0.62	0.52	0.07
Redemption Fees(2)	—(3)	—(3)	—(3)	—(3)	0.01	0.01
Net Asset Value,
End of Period	$4.33	$5.43	$9.38	$6.25	$5.63	$5.10

Total Return(4)	(20.26)%	(42.11)%	50.08%	11.01%	10.39%	1.59%

Ratios/Supplemental Data
Ratio of Operating
Expenses to
Average Net Assets	1.05%(5)	1.05%	1.05%	1.25%	1.30%	1.30%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	0.25%(5)	(0.07)%	0.02%	(0.19)%	(0.31)%	(0.37)%
Portfolio Turnover Rate	193%	257%	207%	330%	399%	344%
Net Assets, End of Period
(in thousands)	$3,438	$4,864	$9,188	$11,237	$11,440	$12,400
(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Per-share amount was less than $0.005.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable redemption fees. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.

See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

24

Notes

25

Notes

26

Contact Us
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American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906
CL-SAN-65590S

Semiannual Report
April 30, 2009

American Century Investments

Capital Value Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns	2

Capital Value

Performance	3
Portfolio Commentary	5
Top Ten Holdings	7
Top Five Industries	7
Types of Investments in Portfolio	7

Shareholder Fee Example	8

Financial Statements

Schedule of Investments	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	15
Financial Highlights	20

Other Information

Additional Information	23
Index Definitions	24

The opinions expressed in the Market Perspective and the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Phil Davidson, Chief Investment Officer, U.S. Value Equity

Recession, Financial Crisis Battered Stocks

Stocks struggled during the six-month period, as investors faced the worst global recession in decades. Consumer confidence and spending plunged, unemployment soared, the housing market continued to tumble, and corporate earnings faltered. At the same time, widespread credit and liquidity problems, combined with unprecedented failures, bailouts, and takeovers of several major financial institutions, plagued the financial markets.

The economic fallout triggered extraordinary spending and unprecedented intervention from the U.S. government. Among the period’s most notable events, financial woes at General Motors resulted in the government effectively taking control of the storied automaker. Meanwhile, Chrysler succumbed to a government-engineered bankruptcy plan. In addition, ongoing problems in the financial sector, which received billions of dollars in government bailout funds, led to fears of bank nationalization.

Initially, the actions of the federal government, U.S. Treasury, and Federal Reserve (Fed) troubled investors and pushed the stock market to a new cycle low in early March. The market’s sentiment quickly improved, as the Fed’s launch of several unconventional programs designed to restore the orderly flow of credit sparked cautious optimism. Stocks responded favorably to these announcements, posting gains in March and April.

Dividend Cuts Challenged Value Investors

Despite the market rally late in the reporting period, most stocks showed negative returns for the six months. Across the board, value stocks significantly underperformed their growth counterparts. This primarily was due to the poor performance among financial stocks, which represent a large component of the value universe. Additionally, growth-oriented stocks were the main beneficiaries of the market rally late in the period.

Rampant dividend cuts also dragged down the value style. Value investors experienced the swiftest reduction in dividend payouts by U.S. companies in more than 50 years. In this dismal economy, identifying businesses that appear able to sustain their dividends has been particularly challenging. The key is finding financially solid companies whose operations tend to generate recurring revenues and relatively steady cash flows. Recently, stronger competitors in the less-cyclical health care and telecommunication sectors have exhibited these qualities.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	- 7.39%	Russell 2000 Index (Small-Cap)	- 8.40%
Russell 1000 Value Index	-13.27%	Russell 2000 Value Index	-12.60%
Russell 1000 Growth Index	- 1.52%	Russell 2000 Growth Index	- 3.77%
Russell Midcap Index	- 1.64%	*Total returns for periods less than one year are not annualized.
Russell Midcap Value Index	- 6.14%
Russell Midcap Growth Index	2.71%

2

Performance
Capital Value

Total Returns as of April 30, 2009
			Average Annual Returns
					Since	Inception
	6 months(1)	1 year	5 years	10 years	Inception	Date
Investor Class	-11.62%	-37.92%	-3.96%	-0.06%	0.91%	3/31/99
Return After-Tax on Distributions(2)	-12.11%	-38.27%	-4.41%	-0.50%	0.47%
Return After-Tax on Distributions
and Sale of Shares(2)	-6.88%	-24.18%	-3.15%	-0.07%	0.75%
Russell 1000 Value Index(3)	-13.27%	-39.21%	-2.50%	-0.50%	0.39%	—
Institutional Class	-11.45%	-37.80%	-3.80%	—	-1.27%	3/1/02
Return After-Tax on Distributions(2)	-11.96%	-38.16%	-4.28%	—	-1.72%
Return After-Tax on Distributions
and Sale of Shares(2)	-6.73%	-24.07%	-3.00%	—	-0.98%
Advisor Class	-11.51%	-37.99%	-4.20%	—	-0.15%	5/14/03
Return After-Tax on Distributions(2)	-11.96%	-38.32%	-4.62%	—	-0.54%
Return After-Tax on Distributions
and Sale of Shares(2)	-6.85%	-24.26%	-3.35%	—	0.02%

(1)	Total returns for periods less than one year are not annualized.
(2)	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
(3)	Data provided by Lipper Inc. — A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

Capital Value

Growth of $10,000 Over 10 Years

One-Year Returns Over 10 Years
Periods ended April 30
	2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
Investor Class
(before tax)	-6.71%	16.92%	0.21%	-12.11%	26.67%	10.31%	13.69%	17.03%	-10.34%	-37.92%
Russell 1000
Value Index	-3.88%	6.43%	-3.91%	-13.01%	26.26%	13.92%	18.31%	18.15%	-8.97%	-39.21%

Total Annual Fund Operating Expenses
	Investor Class			Institutional Class				Advisor Class
	1.10%			0.90%				1.35%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Portfolio Commentary

Capital Value

Portfolio Managers: Chuck Ritter and Brendan Healy

Performance Summary

Capital Value declined -11.62%(1) for the six months ended April 30, 2009. By comparison, its benchmark, the Russell 1000 Value Index, fell -13.27%, while the broader market, as measured by the S&P 500 Index, dropped -8.53%.(2) The portfolio’s return reflects operating expenses, while the indices’ returns do not. The average return for Morningstar’s Large Cap Value category (whose performance, like Capital Value’s, reflects operating expenses) was -9.08%.(3)

Although the challenging market environment described in the Market Perspective on page 2 hampered Capital Value’s absolute performance, the portfolio outpaced its benchmark index. With few exceptions, U.S. equity indices were down for the six-month period. Growth significantly outperformed value—especially among mega-cap stocks (shares of especially large companies, represented by the Russell Top 200 Growth and Value indices). Against this backdrop, Capital Value was hampered by individual investments in certain sectors, such as health care. On the positive side, the portfolio benefited from positions in the consumer staples, financials, industrials, and consumer discretionary sectors.

Since Capital Value’s inception on March 31, 1999, the portfolio has produced an average annualized return of 0.91%, topping the returns for Morningstar’s Large Cap Value category average, the Russell 1000 Value Index, and the S&P 500 Index for that period (see performance information on page 3 or footnotes below).

Consumer Staples Boosted Results

The portfolio’s allocation within the consumer staples sector was advantageous. Capital Value owned no household products stocks, such as Procter & Gamble. The company announced a slowdown in sales growth as consumers reined in spending, weakening the perception of it as a defensive investment in recessionary times.

The portfolio also benefited from its overweight in the beverages industry. A top contributor was Pepsi Bottling Group, the world’s largest bottler of Pepsi beverages. Its stock surged on news PepsiCo, which already owns one third of the bottling company, had launched a takeover bid.

(1)	All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.
(2)	The S&P 500 Index returned -35.31%, -2.70% and -2.48% on an average annualized basis for the one-year, five-year and ten-year periods ended April 30, 2009, respectively. Since the Investor Class’s inception, the S&P 500 Index returned -2.09%.
(3)	The average returns for Morningstar’s Large Cap Value category were -36.25%, -2.67% and -0.37% on an average annualized basis for the one- year, five-year and ten-year periods ended April 30, 2009, respectively. Since the Investor Class’s inception, the average return for Morningstar’s Large Cap Value category was 0.39%. © 2009 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely.
Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
5

Capital Value

Financials Added Value

An underweight in financials, the weakest sector in the benchmark, enhanced relative performance. The portfolio held a smaller-than-the-benchmark position in regional commercial banks, which contributed to results. In addition, our decision to minimize exposure to real estate investment trusts (REITs) advanced relative progress.

The financials sector also supplied a top detractor, Citigroup. Shares of the financial giant declined as it seemed increasingly likely the U.S. government would require Citigroup to raise substantial additional capital. Nevertheless, our position in another diversified financial company, JPMorgan Chase, which was better positioned for the crisis, offset the impact somewhat.

Industrials, Consumer Discretionary Contributed

As the global economy slowed, many large U.S. industrials companies saw a downturn in their businesses. However, effective security selection added to the portfolio’s relative performance. A notable contributor was Ingersoll-Rand Co., which designs and manufactures a range of industrial and commercial products. The company reported better-than-expected earnings per share as it continued its restructuring efforts.

Although many consumer discretionary names have suffered in the economic downturn, our mix of stocks boosted results. A key holding was Best Buy Co., which is not represented in the benchmark. The electronics retailer executed well in the difficult environment and seems likely to benefit from the bankruptcy of competitor Circuit City.

Health Care Detracted

Security selection within the health care sector was a source of relative weakness. Detractors included Abbott Laboratories, which develops and manufactures laboratory diagnostics, medical devices, and pharmaceutical therapies. Despite beating earnings-per-share estimates for the first quarter of 2009, Abbott reduced its growth outlook for Humira (a best-selling drug, which treats autoimmune diseases).

Outlook

We continue to be bottom-up investment managers, evaluating each company individually and building our portfolio one stock at a time. Capital Value is broadly diversified, with ongoing overweight positions in the information technology, health care, and industrials sectors. Our valuation work is also directing us toward smaller relative weightings in utilities and financials stocks. In addition, we are still finding value opportunities among mega-cap stocks and have maintained our bias toward them.

6

Capital Value

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Exxon Mobil Corp.	5.7%	6.8%
General Electric Co.	4.0%	5.1%
AT&T, Inc.	3.9%	4.3%
Chevron Corp.	3.7%	5.0%
JPMorgan Chase & Co.	3.5%	3.7%
Pfizer, Inc.	3.5%	3.2%
Johnson & Johnson	3.3%	3.2%
ConocoPhillips	2.9%	2.8%
Royal Dutch Shell plc ADR	2.5%	2.7%
Verizon Communications, Inc.	2.2%	2.2%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Oil, Gas & Consumable Fuels	16.3%	18.6%
Pharmaceuticals	12.7%	10.9%
Diversified Telecommunication Services	6.4%	6.9%
Diversified Financial Services	5.0%	8.9%
Industrial Conglomerates	4.5%	5.5%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Common Stocks	97.4%	99.5%
Convertible Preferred Stocks	0.1%	—
Temporary Cash Investments	2.7%	0.7%
Other Assets and Liabilities	(0.2)%	(0.2)%

7

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

8

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*	Annualized
	11/1/08	4/30/09	11/1/08 – 4/30/09	Expense Ratio*
Actual
Investor Class	$1,000	$883.80	$5.14	1.10%
Institutional Class	$1,000	$885.50	$4.21	0.90%
Advisor Class	$1,000	$884.90	$6.31	1.35%
Hypothetical
Investor Class	$1,000	$1,019.34	$5.51	1.10%
Institutional Class	$1,000	$1,020.33	$4.51	0.90%
Advisor Class	$1,000	$1,018.10	$6.76	1.35%

* Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

9

Schedule of Investments
Capital Value

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 97.4%			ELECTRIC UTILITIES — 3.0%
AEROSPACE & DEFENSE — 1.3%			Exelon Corp.	54,000	$ 2,491,020
			PPL Corp.	70,700	2,114,637
Northrop Grumman Corp.	42,500	$ 2,054,875			4,605,657
BEVERAGES — 2.0%			ENERGY EQUIPMENT & SERVICES — 0.6%
Coca-Cola Co. (The)	63,600	2,737,980
			National Oilwell Varco, Inc.(1)	31,700	959,876
Pepsi Bottling Group, Inc.	12,600	394,002
		3,131,982	FOOD & STAPLES RETAILING — 3.5%
BIOTECHNOLOGY — 1.4%			Kroger Co. (The)	59,600	1,288,552
Amgen, Inc.(1)	43,900	2,127,833	Walgreen Co.	58,012	1,823,317
CAPITAL MARKETS — 3.7%			Wal-Mart Stores, Inc.	43,900	2,212,560
					5,324,429
Ameriprise Financial, Inc.	40,800	1,075,080	FOOD PRODUCTS — 0.9%
Bank of New York
Mellon Corp. (The)	67,500	1,719,900	Unilever NV New York Shares	73,000	1,444,670
Goldman Sachs			HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Group, Inc. (The)	14,300	1,837,550	Medtronic, Inc.	40,600	1,299,200
Morgan Stanley	46,400	1,096,896	HEALTH CARE PROVIDERS & SERVICES — 0.8%
		5,729,426	Aetna, Inc.	14,700	323,547
CHEMICALS — 2.3%			Quest Diagnostics, Inc.	16,200	831,546
E.I. du Pont de Nemours & Co.	71,000	1,980,900			1,155,093
PPG Industries, Inc.	33,900	1,493,295	HOTELS, RESTAURANTS & LEISURE — 0.6%
		3,474,195	Darden Restaurants, Inc.	8,300	306,851
COMMERCIAL BANKS — 3.2%			Starbucks Corp.(1)	44,500	643,470
PNC Financial					950,321
Services Group, Inc.	14,800	587,560	HOUSEHOLD DURABLES — 0.8%
U.S. Bancorp.	60,600	1,104,132	Newell Rubbermaid, Inc.	112,800	1,178,760
Wells Fargo & Co.	161,700	3,235,617	INDEPENDENT POWER
		4,927,309	PRODUCERS & ENERGY TRADERS — 0.5%
COMMERCIAL SERVICES & SUPPLIES — 2.0%			NRG Energy, Inc.(1)	41,500	746,170
Avery Dennison Corp.	21,700	623,658	INDUSTRIAL CONGLOMERATES — 4.5%
Pitney Bowes, Inc.	30,100	738,654	General Electric Co.	487,100	6,161,815
R.R. Donnelley & Sons Co.	67,400	785,210	Tyco International Ltd.	32,200	765,072
Waste Management, Inc.	34,300	914,781			6,926,887
		3,062,303	INSURANCE — 3.3%
COMMUNICATIONS EQUIPMENT — 0.8%			Allstate Corp. (The)	77,000	1,796,410
Cisco Systems, Inc.(1)	65,200	1,259,664	Loews Corp.	28,400	706,876
COMPUTERS & PERIPHERALS — 1.1%			Torchmark Corp.	27,400	803,642
Hewlett-Packard Co.	45,800	1,647,884	Travelers Cos., Inc. (The)	43,800	1,801,932
DIVERSIFIED CONSUMER SERVICES — 0.6%					5,108,860
H&R Block, Inc.	58,600	887,204	IT SERVICES — 1.7%
DIVERSIFIED FINANCIAL SERVICES — 5.0%			Fiserv, Inc.(1)	21,900	817,308
Bank of America Corp.	253,500	2,263,755	International Business
JPMorgan Chase & Co.	164,300	5,421,900	Machines Corp.	16,900	1,744,249
		7,685,655			2,561,557
DIVERSIFIED TELECOMMUNICATION			MACHINERY — 2.8%
SERVICES — 6.4%			Dover Corp.	42,300	1,301,994
AT&T, Inc.	235,700	6,038,634	Ingersoll-Rand Co. Ltd., Class A	70,200	1,528,254
Embarq Corp.	10,000	365,600	Parker-Hannifin Corp.	31,000	1,405,850
Verizon Communications, Inc.	112,900	3,425,386			4,236,098
		9,829,620

10

Capital Value

	Shares	Value		Shares	Value
MEDIA — 4.2%			SPECIALTY RETAIL — 2.9%
CBS Corp., Class B	154,000	$ 1,084,160	Best Buy Co., Inc.	21,500	$ 825,170
Comcast Corp., Class A	84,100	1,300,186	Gap, Inc. (The)	51,600	801,864
Time Warner Cable, Inc.	21,252	684,952	Home Depot, Inc. (The)	65,500	1,723,960
Time Warner, Inc.	87,800	1,916,674	Staples, Inc.	49,600	1,022,752
Viacom, Inc., Class B(1)	78,500	1,510,340			4,373,746
		6,496,312	TEXTILES, APPAREL & LUXURY GOODS — 0.5%
METALS & MINING — 0.5%			VF Corp.	12,000	711,240
Nucor Corp.	18,400	748,696	TOBACCO — 1.4%
MULTILINE RETAIL — 0.6%			Altria Group, Inc.	66,000	1,077,780
Kohl’s Corp.(1)	21,300	965,955	Lorillard, Inc.	17,300	1,092,149
OFFICE ELECTRONICS — 0.3%					2,169,929
Xerox Corp.	75,700	462,527	TOTAL COMMON STOCKS
OIL, GAS & CONSUMABLE FUELS — 16.3%			(Cost $169,381,752)		149,477,533
Apache Corp.	16,500	1,202,190	Convertible Preferred Stocks — 0.1%
Chevron Corp.	85,400	5,644,940	CAPITAL MARKETS — 0.1%
ConocoPhillips	108,800	4,460,800	Legg Mason, Inc.,
Devon Energy Corp.	14,300	741,455	7.00%, 6/30/11
Exxon Mobil Corp.	132,000	8,800,440	(Cost $190,467)	10,093	217,302
Occidental Petroleum Corp.	7,000	394,030	Temporary Cash Investments — 2.7%
Royal Dutch Shell plc ADR	83,500	3,814,280	JPMorgan U.S. Treasury
		25,058,135	Plus Money Market Fund
PAPER & FOREST PRODUCTS — 1.0%			Agency Shares	69,132	69,132
International Paper Co.	34,600	438,036	Repurchase Agreement, Credit Suisse First
Weyerhaeuser Co.	31,100	1,096,586	Boston, Inc., (collateralized by various U.S.
		1,534,622	Treasury obligations, 0.29%, 10/29/09,
PHARMACEUTICALS — 12.7%			valued at $4,080,346), in a joint trading
			account at 0.10%, dated 4/30/09, due
Abbott Laboratories	33,100	1,385,235	5/1/09 (Delivery value $4,000,011)		4,000,000
Eli Lilly & Co.	61,700	2,031,164	TOTAL TEMPORARY
Johnson & Johnson	96,800	5,068,448	CASH INVESTMENTS
Merck & Co., Inc.	102,300	2,479,752	(Cost $4,069,132)		4,069,132
Pfizer, Inc.	401,200	5,360,032	TOTAL INVESTMENT
Wyeth	74,200	3,146,080	SECURITIES — 100.2%
		19,470,711	(Cost $173,641,351)		153,763,967
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.7%			OTHER ASSETS
Developers Diversified			AND LIABILITIES — (0.2)%		(243,285)
Realty Corp.	1,184	4,890	TOTAL NET ASSETS — 100.0%		$153,520,682
Host Hotels & Resorts, Inc.	51,300	394,497
Simon Property Group, Inc.	13,300	686,280	Notes to Schedule of Investments
		1,085,667	ADR = American Depositary Receipt
SEMICONDUCTORS & SEMICONDUCTOR			(1) Non-income producing.
EQUIPMENT — 0.8%
Applied Materials, Inc.	32,300	394,383
Intel Corp.	49,800	785,844	See Notes to Financial Statements.
		1,180,227
SOFTWARE — 1.9%
Microsoft Corp.	81,300	1,647,138
Oracle Corp.	65,000	1,257,100
		2,904,238

11

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
Assets
Investment securities, at value (cost of $173,641,351)	$153,763,967
Receivable for investments sold	1,160,677
Receivable for capital shares sold	50,980
Dividends and interest receivable	229,512
155,205,136

Liabilities
Payable for investments purchased	1,315,352
Payable for capital shares redeemed	233,263
Accrued management fees	134,791
Distribution and service fees payable	1,048
1,684,454

Net Assets	$153,520,682

Net Assets Consist of:
Capital (par value and paid-in surplus)	$202,524,313
Undistributed net investment income	1,167,132
Accumulated net realized loss on investment transactions	(30,293,379)
Net unrealized depreciation on investments	(19,877,384)
$153,520,682

Investor Class, $0.01 Par Value
Net assets	$140,791,158
Shares outstanding	31,977,381
Net asset value per share	$4.40

Institutional Class, $0.01 Par Value
Net assets	$7,447,405
Shares outstanding	1,690,946
Net asset value per share	$4.40

Advisor Class, $0.01 Par Value
Net assets	$5,282,119
Shares outstanding	1,200,988
Net asset value per share	$4.40

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $966)	$ 3,193,028
Interest	969
3,193,997

Expenses:
Management fees	868,181
Distribution and service fees — Advisor Class	6,887
Directors’ fees and expenses	3,061
Other expenses	397
878,526

Net investment income (loss)	2,315,471

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(21,002,337)
Change in net unrealized appreciation (depreciation) on investments	(5,731,149)

Net realized and unrealized gain (loss)	(26,733,486)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(24,418,015)

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
Increase (Decrease) in Net Assets	2009	2008
Operations
Net investment income (loss)	$ 2,315,471	$ 6,931,131
Net realized gain (loss)	(21,002,337)	(8,977,268)
Change in net unrealized appreciation (depreciation)	(5,731,149)	(150,104,194)
Net increase (decrease) in net assets resulting from operations	(24,418,015)	(152,150,331)

Distributions to Shareholders
From net investment income:
Investor Class	(5,825,919)	(6,799,465)
Institutional Class	(358,398)	(437,453)
Advisor Class	(211,371)	(195,244)
From net realized gains:
Investor Class	—	(17,205,248)
Institutional Class	—	(986,976)
Advisor Class	—	(582,280)
Decrease in net assets from distributions	(6,395,688)	(26,206,666)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(20,268,192)	(122,589,572)

Net increase (decrease) in net assets	(51,081,895)	(300,946,569)

Net Assets
Beginning of period	204,602,577	505,549,146
End of period	$153,520,682	$ 204,602,577

Undistributed net investment income	$1,167,132	$5,247,349

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Capital Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in common stocks that management believes to be undervalued at the time of purchase. The fund also seeks to minimize the impact of federal income taxes on shareholder returns by attempting to minimize taxable distributions to shareholders. The following is a summary of the fund’s significant accounting policies.

Multiple Class — The fund is authorized to issue the Investor Class, the Institutional Class and the Advisor Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

15

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation‘s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. The risk of material loss from such claims is considered by management to be remote.

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for the fund ranges from 0.90% to 1.10% for the Investor Class and Advisor Class. The

16

Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class of the fund for the six months ended April 30, 2009, was 1.10% for the Investor Class and Advisor Class, and 0.90% for Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a Master Distribution and Individual Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on the Advisor Class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended April 30, 2009, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) and a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended April 30, 2009, were $12,585,859 and $39,744,652, respectively.

4. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2009		Year ended October 31, 2008
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	200,000,000		200,000,000
Sold	1,556,122	$ 6,662,280	4,019,582	$ 28,296,721
Issued in reinvestment of distributions	1,062,378	4,759,452	2,617,117	20,177,969
Redeemed	(6,564,178)	(28,174,462)	(23,291,242)	(161,307,127)
	(3,945,678)	(16,752,730)	(16,654,543)	(112,832,437)
Institutional Class/Shares Authorized	15,000,000		15,000,000
Sold	145,274	617,951	760,655	5,015,742
Issued in reinvestment of distributions	31,585	141,500	155,264	1,195,532
Redeemed	(811,500)	(3,651,970)	(1,784,972)	(12,651,624)
	(634,641)	(2,892,519)	(869,053)	(6,440,350)
Advisor Class/Shares Authorized	50,000,000		50,000,000
Sold	113,724	496,734	233,387	1,571,870
Issued in reinvestment of distributions	47,146	211,217	100,040	771,305
Redeemed	(318,851)	(1,330,894)	(808,390)	(5,659,960)
	(157,981)	(622,943)	(474,963)	(3,316,785)
Net increase (decrease)	(4,738,300)	$(20,268,192)	(17,998,559)	$(122,589,572)

17

5. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities as of April 30, 2009:

Valuation Inputs	Value of Investment Securities
Level 1 – Quoted Prices	$149,546,665
Level 2 – Other Significant Observable Inputs	4,217,302
Level 3 – Significant Unobservable Inputs	—
$153,763,967

6. Bank Line of Credit

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended April 30, 2009.

7. Interfund Lending

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the fund did not utilize the program.

18

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$174,170,069
Gross tax appreciation of investments	$ 17,258,960
Gross tax depreciation of investments	(37,665,062)
Net tax appreciation (depreciation) of investments	$(20,406,102)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, the fund had accumulated capital losses of $(8,742,213), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2016.

9. Recently Issued Accounting Standards.

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

19

Financial Highlights
Capital Value

Investor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.17	$8.78	$8.23	$7.15	$6.61	$5.86
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.06	0.14	0.13	0.12	0.10	0.09
Net Realized and
Unrealized Gain (Loss)	(0.66)	(3.28)	0.65	1.14	0.51	0.72
Total From
Investment Operations	(0.60)	(3.14)	0.78	1.26	0.61	0.81
Distributions
From Net
Investment Income	(0.17)	(0.13)	(0.12)	(0.10)	(0.07)	(0.06)
From Net Realized Gains	—	(0.34)	(0.11)	(0.08)	—	—
Total Distributions	(0.17)	(0.47)	(0.23)	(0.18)	(0.07)	(0.06)
Net Asset Value,
End of Period	$4.40	$5.17	$8.78	$8.23	$7.15	$6.61

Total Return(3)	(11.62)%	(37.52)%	9.66%	18.03%	9.29%	13.94%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.10%(4)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.91%(4)	1.98%	1.52%	1.55%	1.42%	1.44%
Portfolio Turnover Rate	8%	26%	15%	16%	28%	15%
Net Assets, End of Period
(in thousands)	$140,791	$185,569	$461,413	$466,803	$458,354	$255,504

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

20

Capital Value

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.17	$8.79	$8.24	$7.16	$6.62	$5.87
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.07	0.15	0.15	0.13	0.12	0.10
Net Realized and
Unrealized Gain (Loss)	(0.66)	(3.28)	0.65	1.15	0.51	0.72
Total From
Investment Operations	(0.59)	(3.13)	0.80	1.28	0.63	0.82
Distributions
From Net
Investment Income	(0.18)	(0.15)	(0.14)	(0.12)	(0.09)	(0.07)
From Net Realized Gains	—	(0.34)	(0.11)	(0.08)	—	—
Total Distributions	(0.18)	(0.49)	(0.25)	(0.20)	(0.09)	(0.07)
Net Asset Value,
End of Period	$4.40	$5.17	$8.79	$8.24	$7.16	$6.62

Total Return(3)	(11.45)%	(37.46)%	9.88%	18.24%	9.50%	14.15%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	0.90%(4)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	3.11%(4)	2.18%	1.72%	1.75%	1.62%	1.64%
Portfolio Turnover Rate	8%	26%	15%	16%	28%	15%
Net Assets, End of Period
(in thousands)	$7,447	$12,030	$28,077	$31,141	$37,523	$23,449

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

21

Capital Value

Advisor Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006	2005	2004
Per-Share Data
Net Asset Value,
Beginning of Period	$5.15	$8.76	$8.21	$7.14	$6.60	$5.86
Income From
Investment Operations
Net Investment
Income (Loss)(2)	0.06	0.12	0.11	0.10	0.08	0.08
Net Realized and
Unrealized Gain (Loss)	(0.65)	(3.28)	0.65	1.13	0.52	0.71
Total From
Investment Operations	(0.59)	(3.16)	0.76	1.23	0.60	0.79
Distributions
From Net
Investment Income	(0.16)	(0.11)	(0.10)	(0.08)	(0.06)	(0.05)
From Net Realized Gains	—	(0.34)	(0.11)	(0.08)	—	—
Total Distributions	(0.16)	(0.45)	(0.21)	(0.16)	(0.06)	(0.05)
Net Asset Value,
End of Period	$4.40	$5.15	$8.76	$8.21	$7.14	$6.60

Total Return(3)	(11.51)%	(37.78)%	9.40%	17.62%	9.04%	13.60%

Ratios/Supplemental Data
Ratio of Operating
Expenses to Average
Net Assets	1.35%(4)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment
Income (Loss) to
Average Net Assets	2.66%(4)	1.73%	1.27%	1.30%	1.17%	1.19%
Portfolio Turnover Rate	8%	26%	15%	16%	28%	15%
Net Assets, End of Period
(in thousands)	$5,282	$7,004	$16,059	$16,973	$14,744	$8,023

(1)	Six months ended April 30, 2009 (unaudited).
(2)	Computed using average shares outstanding throughout the period.
(3)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4)	Annualized.
See Notes to Financial Statements.

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Top 200® Index measures the performance of the 200 largest companies in the Russell 3000 Index, which represents the 3,000 largest publicly traded U.S. companies based on total market capitalization.

24

The Russell Top 200® Growth Index measures the performance of those Russell Top 200 Index companies with higher price-to-book ratios and higher forecasted growth values.

The Russell Top 200® Value Index measures the performance of those Russell Top 200 Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 Index is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock’s weight in the index is proportionate to its market value. Created by Standard & Poor’s, it is considered to be a broad measure of U.S. stock market performance.

25

Notes

26

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906
CL-SAN-65586N

Semiannual Report
April 30, 2009

American Century Investments

NT Growth Fund

NT VistaSM Fund

President’s Letter

Dear Investor:

Thank you for investing with us during the financial reporting period ended April 30, 2009. We appreciate your trust in American Century Investments® during these challenging times.

The U.S. economy remained in recession at the close of the reporting period, part of the lingering fallout from the subprime-initiated credit and financial crises that shook the global capital markets during the past two years. The recession has affected everyone—from first-time individual investors to hundred-year-old financial institutions.

However, as we mark the second anniversary of the start of the subprime mortgage meltdown, the worst of the economic and financial market obstacles appear to be behind us. The rate of U.S. economic decline has slowed, as have the drop-offs in housing prices and jobs. Risk appetites returned to the markets in recent months, evidenced by the strong stock rebound since early March.

Risk was a predominant theme during the reporting period, as the investment pendulum swung from risk avoidance to risk acceptance. We believe, however, that caution and risk management are still advisable. We don’t think we’re out of the economic woods yet, not with mortgage and corporate default rates on the rise, housing prices still declining, and job losses still mounting.

Effective risk management requires a commitment to disciplined investment approaches that balance risk and reward, with the goal of setting and maintaining risk levels that are appropriate for portfolio objectives. At American Century Investments, we’ve stayed true to the principles that have guided us for over 50 years, including our commitment to delivering superior investment performance and helping investors reach their financial goals. Risk management is part of that commitment—we offer portfolios that can help diversify and stabilize investment returns.

The coming months will likely present additional challenges, but I’m certain that we have the investment professionals and processes in place to provide competitive and compelling long-term results for you. Thank you for your continued confidence in us.

Sincerely,

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

I am Don Pratt, an independent director and chairman of the mutual fund board responsible for the U.S. Growth Equity, U.S. Value Equity, International Equity and Asset Allocation funds managed by American Century Investments.  The board consists of seven independent directors and two directors who are affiliated with the investment advisor.

As one of your independent shareholder representatives on the fund board, I plan to write you from time to time with updates on board activities and news about your funds. My co-independent directors and I are committed to putting your interests first. We work closely with American Century Investments on maintaining strong fund performance, providing quality service to shareholders at competitive fees and ensuring ethical business practices and compliance with all applicable fund regulations.

Last year, the board welcomed its newest independent director, John R. Whitten. He is a great addition to an experienced board where, collectively, the independent directors have served the funds for more than 76 years. This continuity served shareholders well as the investment advisor initiated a successful management transition, creating a strong senior leadership team consisting of well-tenured company executives and experienced industry veterans. Under the leadership of President and Chief Executive Officer Jonathan Thomas and Chief Investment Officer Enrique Chang, the firm has made the achievement of superior investment performance its primary focus and the key driver of its success going forward. This focus helped the company generate strong relative performance against the backdrop of 2008’s unprecedented market volatility.

As investors in the American Century funds, my fellow directors and I share your investing experience. We know firsthand how decisions made at the board level affect all shareholders. To further guide our efforts on your behalf, I invite you to send me your comments, questions or suggestions by email to dhpratt@fundboardchair.com. Thank you for allowing me to serve as your advocate on our board.

Market Perspective	2
U.S. Stock Index Returns	2

NT Growth

Performance	3
Portfolio Commentary	5
Top Ten Holdings	7
Top Five Industries	7
Types of Investments in Portfolio	7

NT Vista

Performance	8
Portfolio Commentary	10
Top Ten Holdings	12
Top Five Industries	12
Types of Investments in Portfolio	12

Shareholder Fee Examples	13

Financial Statements

Schedule of Investments	15
Statement of Assets and Liabilities	21
Statement of Operations	22
Statement of Changes in Net Assets	23
Notes to Financial Statements	24
Financial Highlights	29

Other Information

Additional Information	31
Index Definitions	32

The opinions expressed in the Market Perspective and each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Market Perspective

By Greg Woodhams — Large Cap (far left) and
Glenn Fogle — Mid & Small Cap,
Chief Investment Officers, U.S. Growth Equity

Riding the Stock Market Roller Coaster

A dramatic shift in market sentiment buffeted the U.S. stock market during the six months ended April 30, 2009. The extreme pessimism that sent the equity market down sharply during the first four months of the period gave way to renewed optimism and a powerful market rally during the last seven weeks.

The pessimism that sank the stock market in late 2008 and early 2009 was brought on by a worsening economic downturn and continued distress in the financial sector. The U.S. economy sank into recession, contracting at an annual rate of more than 6% in both the fourth quarter of 2008 and the first quarter of 2009 as the unemployment rate hit a 26-year high and consumer spending slumped. In addition, the credit markets remained frozen, which contributed to growing losses and deteriorating balance sheets for many financial companies. As a result, the major stock indices finished 2008 with their worst quarter in 21 years and continued on a downward trajectory in the first two months of 2009.

However, the market bottomed in early March and staged a sharp rebound through the end of April as investor sentiment changed abruptly. Early signs of economic stabilization generated optimism about a possible recovery, and investors also grew more confident about the federal government’s actions to stimulate economic activity and restore liquidity in the credit markets. Despite their recent resurgence, though, most stocks still declined overall for the six-month period (see the table below).

Growth Stocks Outperformed

In this turbulent environment, growth stocks outpaced value issues by a considerable margin across all market capitalizations. Although it is not clear whether we are in the early stages of a growth-led market, we have conviction in the consistent execution of our investment strategies. Our portfolio managers and analysts continue to seek out the stocks of companies that possess improving fundamentals, reflecting our belief that long-term stock price movements follow growth in earnings, revenues, and cash flow.

U.S. Stock Index Returns
For the six months ended April 30, 2009*
Russell 1000 Index (Large-Cap)	–7.39%	Russell 2000 Index (Small-Cap)	–8.40%
Russell 1000 Growth Index	–1.52%	Russell 2000 Growth Index	–3.77%
Russell 1000 Value Index	–13.27%	Russell 2000 Value Index	–12.60%
Russell Midcap Index	–1.64%	* Total returns for periods less than one year are not annualized.
Russell Midcap Growth Index	2.71%
Russell Midcap Value Index	–6.14%

2

Performance

NT Growth

Total Returns as of April 30, 2009
			Average Annual
			Returns
			Since	Inception
	6 months(1)	1 year	Inception	Date
Institutional Class	-1.86%	-30.74%	-5.70%	5/12/06
Russell 1000 Growth Index(2)	-1.52%	-31.57%	-8.06%	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
Lipper Fund Performance — Performance data is total return, and is preliminary and subject to revision.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

3

NT Growth

One-Year Returns Over Life of Class
Periods ended April 30
	2007*	2008	2009
Institutional Class	12.83%	7.51%	-30.74%
Russell 1000 Growth Index	14.14%	-0.23%	-31.57%
*From 5/12/06, the Institutional Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Institutional Class	0.80%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Portfolio Commentary

NT Growth

Portfolio Managers: Greg Woodhams and Prescott LeGard

Performance Summary

NT Growth’s Institutional Class shares declined –1.86%* during the six months ended April 30, 2009. By comparison, the Russell 1000 Growth Index (the fund’s benchmark) and Lipper Large-Cap Growth Funds category average were down –1.52% and –2.35%,** respectively. The portfolio’s long-term performance continued to exceed that of its benchmark and peer group average (see the previous page).

The portfolio declined during a volatile period that saw financial markets fall precipitously until early March, then rally sharply through the end of April. During that time, the portfolio’s energy holdings detracted most from performance on an absolute basis and relative to the Russell index. Consumer discretionary holdings were the leading contributors to both relative and absolute results.

Energy Led Detractors

Stock selection among energy shares hurt relative performance most, led by holdings in the oil, gas, and consumable fuels industry. These stocks were hampered by the decline in natural gas prices during the period. Investors also generally moved away from the higher-quality exploration and production (E&P) companies in which the portfolio held an overweight position, in favor of oil service companies and more highly levered E&P companies, in which the portfolio was underrepresented. Two of the top-10 detractors from relative results for the six months were Devon Energy (a position we eliminated) and EOG Resources. It also hurt to hold an underweight position in shares of Exxon Mobil.

Health Care Holdings Hurt

In health care, positioning in the pharmaceutical and health care equipment industries detracted most. The leading detractor in the sector was drug giant Schering-Plough, which was a takeover target of Merck and to which the portfolio had no exposure. Stock selection among medical equipment companies also hurt relative results due to overweight positions in Mettler-Toledo International, C.R. Bard, Becton Dickinson, and Intuitive Surgical. These generally defensive-oriented shares lagged in the rally since early March, and suffered from concerns that spending for medical equipment might slow along with the economy.

*Total returns for periods less than one year are not annualized.

**The Lipper Large-Cap Growth Funds category average return was –33.22% and –8.23% for the one-year period ended April 30, 2009, and since the fund’s inception, respectively.

5

NT Growth

Consumer Discretionary Led Contributors

The leading contribution to relative results came from positioning in the consumer discretionary sector, led by holdings in the multiline retail industry. The most significant contributor to relative results was Kohl’s, a mid-price retailer that gained market share despite the drop-off in consumer spending. The company also benefited from being one of the retailers best able to manage inventory in the challenging economic environment. Holding overweight positions in Target and Family Dollar Stores also contributed to performance compared with the benchmark.

Another group of contributors in the discretionary sector were auto parts retailers O’Reilly Automotive, Advance Auto Parts, and CarMax. In general, these companies benefited as the decline in new car sales meant an older fleet of vehicles on the road in need of maintenance. Auto component manufacturer BorgWarner also did well, as its prospects were bolstered by the need for more fuel-efficient and higher-performance engines.

Multinational corporation Marvell Technology Group, a semiconductor firm, was a top-five contributor as the company announced cost cuts and improving margins. Capital market company Morgan Stanley, another top-five contributor, benefited from strength in its mergers and acquisitions advisory business.

Outlook

Regardless of the economic environment, the NT Growth team remains focused on investing in companies exhibiting improving fundamentals and an ability to sustain that improvement. It is the portfolio managers’ belief that owning such companies will generate outperformance over time versus the Russell 1000 Growth Index and the other funds in the large-growth peer group.

As a result, the portfolio’s sector and industry selection as well as capitalization range allocations are primarily a result of identifying what the managers believe to be superior individual securities. As of April 30, 2009, they found opportunity in the health care and consumer discretionary sectors, the portfolio’s two largest overweight positions. The most notable sector underweights were in industrial and information technology shares.

6

NT Growth

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Microsoft Corp.	3.7%	1.9%
Google, Inc., Class A	2.8%	2.3%
International Business Machines Corp.	2.7%	—
Apple, Inc.	2.7%	3.4%
QUALCOMM, Inc.	2.5%	2.8%
Coca-Cola Co. (The)	2.5%	2.8%
Oracle Corp.	2.4%	2.3%
Abbott Laboratories	2.1%	—
Cisco Systems, Inc.	2.0%	2.9%
Monsanto Co.	2.0%	2.1%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Software	6.9%	6.7%
Health Care Equipment & Supplies	6.0%	8.1%
Computers & Peripherals	5.9%	4.5%
Communications Equipment	5.7%	5.7%
Semiconductors & Semiconductor Equipment	4.8%	5.3%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Common Stocks	99.7%	98.8%
Temporary Cash Investments	0.6%	1.5%
Other Assets and Liabilities	(0.3)%	(0.3)%

7

Performance

NT Vista

Total Returns as of April 30, 2009
			Average Annual
			Returns
			Since	Inception
	6 months(1)	1 year	Inception	Date
Institutional Class	-9.19%	-41.11%	-11.59%	5/12/06
Russell Midcap Growth Index(2)	2.71%	-35.66%	-10.87%	—

(1)	Total returns for periods less than one year are not annualized.
(2)	Data provided by Lipper Inc. – A Reuters Company. © 2009 Reuters. All rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable. Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.
Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

8

NT Vista

One-Year Returns Over Life of Class
Periods ended April 30
	2007*	2008	2009
Institutional Class	5.90%	11.21%	-41.11%
Russell Midcap Growth Index	12.66%	-1.93%	-35.66%
*From 5/12/06, the Institutional Class’s inception date. Not annualized.

Total Annual Fund Operating Expenses
Institutional Class	0.81%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data  current to the most recent month end,  please call 1-800-345-2021 or visit americancentury.com. International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided chart for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

9

Portfolio Commentary

NT Vista

Portfolio Managers: Glenn Fogle and Brad Eixmann

Performance Summary

NT Vista declined –9.19%* for the six months ended April 30, 2009, under-performing the 2.71% return of its benchmark, the Russell Midcap Growth Index.

As discussed in the Market Perspective on page 2, equity markets continued to struggle during the reporting period amid extreme volatility, ongoing financial crisis, and recession. In this environment, mid-cap stocks outpaced their large- and small-cap counterparts, and growth-oriented shares outperformed value stocks.

Within the portfolio, security selection in the industrials and consumer discretionary sectors accounted for the majority of underperformance relative to the benchmark. Holdings in the health care and financials sectors further detracted from relative returns. Effective stock selection and an underweight allocation to the utilities sector benefited relative performance, as did stock selection in the telecommunications services sector.

Industrials Detracted

Within the industrials sector, the portfolio held an overweight stake in the airlines industry. This allocation hurt absolute and relative performance as the group experienced shrinking demand during the reporting period. Within the industry, an overweight position in Alaska Air Group, Inc. weighed meaningfully on relative returns as the company’s share price fell 32%.

Elsewhere in the industrials sector, NT Vista maintained positions in railroad companies, including non-benchmark stock Union Pacific. This industry has experienced improving fundamentals as higher fuel prices created an advantage for the more fuel efficient railroads versus trucking companies, and as coal shipments continued to increase. During the reporting period, though, these positions detracted from absolute and relative returns.

Consumer Discretionary Lagged, but Some Holdings Helped

Stock selection in the consumer discretionary sector hindered absolute and relative performance. Here, NT Vista held a number of detrimental positions within the specialty retail industry. Clothing chain Children’s Place Retail Stores, Inc., a non-benchmark stock, was among several retailers that detracted from relative portfolio performance.

*Total returns for periods less than one year are not annualized.

10

NT Vista

Elsewhere in the consumer discretionary sector, an overweight stake in private education company ITT Educational Services helped both absolute and relative performance. The company benefited from expanding student enrollments as a result of corporate layoffs and fewer job opportunities. Experiencing a 15% share price gain, ITT was the largest contributor to relative returns.

Health Care, Financials Hurt

The health care sector was also a source of underperformance. Within the sector, stakes in health care providers weighed on absolute and relative performance. In particular, a position in UnitedHealth Group, which is not a constituent of the benchmark, hurt returns as its share price under-performed. Also in the health care sector, holdings in the biotechnology industry dragged down relative returns.

In the financials sector, stock selection in the capital markets industry detracted from NT Vista’s returns relative to the benchmark. An overweight stake in the insurance and commercial bank industries further hurt relative performance.

Utilities, Telecommunications Services Helped

An underweight allocation to the utilities sector benefited returns. Within the sector, NT Vista avoided the independent power producer and electric utility industries altogether, boosting relative performance as these industry groups detracted from benchmark returns.

An overweight allocation to the telecommunications services sector reflected an ongoing focus on the wireless telecommunications industry. In particular, a large overweight stake in SBA Communications contributed to absolute and relative performance as the company’s share price gained 20% for the reporting period.

Outlook

Our investment process focuses on medium-sized and smaller companies with accelerating earnings growth rates and share-price momentum. We believe that active investing in such companies will generate outperformance over time compared with the Russell Midcap Growth Index.

In recent months, shares of companies with plunging profits have outperformed those with rising sales and earnings growth. In the aggregate, investors sold shares that had performed the best through the bear market to buy the ones that had fallen the hardest. The near term is dominated by uncertainty and volatility of historic proportions. However, over time we expect the global economy to recover and growth to resume, even if at a somewhat slower pace. When normality eventually returns, we remain confident that companies delivering accelerating growth accompanied by strong price momentum will provide above-average gains to patient investors.

11

NT Vista

Top Ten Holdings as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
SBA Communications Corp., Class A	3.2%	2.5%
Quanta Services, Inc.	2.4%	2.2%
Petrohawk Energy Corp.	2.2%	2.0%
Family Dollar Stores, Inc.	2.0%	1.1%
Dollar Tree, Inc.	1.9%	3.1%
American Tower Corp., Class A	1.9%	0.7%
Fidelity National Financial, Inc., Class A	1.9%	—
Crown Holdings, Inc.	1.8%	1.4%
Monsanto Co.	1.8%	1.9%
Syngenta AG	1.7%	1.1%

Top Five Industries as of April 30, 2009
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Software	8.1%	3.6%
Semiconductors & Semiconductor Equipment	7.5%	3.1%
Specialty Retail	7.4%	7.4%
Chemicals	6.9%	3.0%
Wireless Telecommunication Services	6.6%	4.1%

Types of Investments in Portfolio
	% of net assets	% of net assets
	as of 4/30/09	as of 10/31/08
Domestic Common Stocks	86.7%	91.2%
Foreign Common Stocks(1)	10.3%	6.2%
Total Common Stocks	97.0%	97.4%
Temporary Cash Investments	1.9%	2.4%
Other Assets and Liabilities	1.1%	0.2%
(1) Includes depositary shares, dual listed securities and foreign ordinary shares.

12

Shareholder Fee Examples (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/ exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2008 to April 30, 2009.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

13

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)	Annualized
	11/1/08	4/30/09	11/1/08 – 4/30/09	Expense Ratio(1)
NT Growth — Institutional Class
Actual	$1,000	$981.40	$3.93	0.80%
Hypothetical	$1,000	$1,020.83	$4.01	0.80%
NT Vista — Institutional Class
Actual	$1,000	$908.10	$3.78	0.80%
Hypothetical	$1,000	$1,020.83	$4.01	0.80%

(1)	Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average accout value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.
14

Schedule of Investments
NT Growth

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 99.7%			CONSUMER FINANCE — 1.1%
AEROSPACE & DEFENSE — 3.1%			American Express Co.	64,600	$ 1,629,212
Honeywell International, Inc.	44,100	$ 1,376,361	DIVERSIFIED — 0.5%
			iShares Russell 1000
Raytheon Co.	59,300	2,682,139	Growth Index Fund	20,200	780,528
Rockwell Collins, Inc.	17,200	659,620	DIVERSIFIED FINANCIAL SERVICES — 0.9%
		4,718,120	IntercontinentalExchange,
AIR FREIGHT & LOGISTICS — 0.6%			Inc.(1)	14,700	1,287,720
United Parcel Service, Inc.,			DIVERSIFIED TELECOMMUNICATION
Class B	16,600	868,844	SERVICES — 0.3%
AUTO COMPONENTS — 1.4%			CenturyTel, Inc.	17,000	461,550
BorgWarner, Inc.	75,700	2,191,515	ELECTRIC UTILITIES — 1.3%
BEVERAGES — 4.1%			FPL Group, Inc.	36,100	1,941,819
Coca-Cola Co. (The)	86,000	3,702,300	ELECTRICAL EQUIPMENT — 0.4%
PepsiCo, Inc.	48,800	2,428,288	Cooper Industries Ltd.,
		6,130,588	Class A	16,800	550,872
BIOTECHNOLOGY — 1.9%			ELECTRONIC EQUIPMENT,
Alexion			INSTRUMENTS & COMPONENTS — 0.2%
Pharmaceuticals, Inc.(1)	22,700	758,634	Arrow Electronics, Inc.(1)	14,300	325,182
Amgen, Inc.(1)	15,500	751,285	ENERGY EQUIPMENT & SERVICES — 2.8%
Gilead Sciences, Inc.(1)	31,300	1,433,540	Baker Hughes, Inc.	10,000	355,800
		2,943,459	Noble Corp.	48,500	1,325,505
CAPITAL MARKETS — 1.6%			Schlumberger Ltd.	40,800	1,998,792
Goldman Sachs			Transocean Ltd.(1)	7,400	499,352
Group, Inc. (The)	10,800	1,387,800			4,179,449
Northern Trust Corp.	18,600	1,011,096	FOOD & STAPLES RETAILING — 3.4%
		2,398,896	Walgreen Co.	91,900	2,888,417
CHEMICALS — 3.7%			Wal-Mart Stores, Inc.	43,700	2,202,480
Celanese Corp., Class A	74,600	1,554,664			5,090,897
Monsanto Co.	35,000	2,971,150	FOOD PRODUCTS — 2.2%
Mosaic Co. (The)	27,600	1,116,420	General Mills, Inc.	18,500	937,765
		5,642,234	Kellogg Co.	33,100	1,393,841
COMMERCIAL BANKS — 0.2%			Nestle SA	31,600	1,034,368
Wells Fargo & Co.	17,400	348,174			3,365,974
COMMUNICATIONS EQUIPMENT — 5.7%			HEALTH CARE EQUIPMENT & SUPPLIES — 6.0%
Cisco Systems, Inc.(1)	155,500	3,004,260	Alcon, Inc.	5,800	533,658
F5 Networks, Inc.(1)	24,900	679,023	Baxter International, Inc.	35,600	1,726,600
QUALCOMM, Inc.	89,600	3,791,872	Becton, Dickinson & Co.	25,100	1,518,048
Research In Motion Ltd.(1)	16,100	1,118,950	C.R. Bard, Inc.	14,200	1,017,146
		8,594,105	DENTSPLY International, Inc.	13,100	374,922
COMPUTERS & PERIPHERALS — 5.9%			Edwards
Apple, Inc.(1)	32,300	4,064,309	Lifesciences Corp.(1)	10,000	633,800
EMC Corp.(1)	91,300	1,143,989	Gen-Probe, Inc.(1)	14,900	717,584
Hewlett-Packard Co.	63,700	2,291,926	Intuitive Surgical, Inc.(1)	3,500	503,055
NetApp, Inc.(1)	51,900	949,770	Kinetic Concepts, Inc.(1)	13,900	344,164
Western Digital Corp.(1)	17,000	399,840	Medtronic, Inc.	39,000	1,248,000
		8,849,834

15

NT Growth

	Shares	Value		Shares	Value
Mettler-Toledo			MEDIA — 1.5%
International, Inc.(1)	7,200	$ 443,736	DIRECTV Group, Inc. (The)(1)	60,700	$ 1,501,111
		9,060,713	Scripps Networks
HEALTH CARE PROVIDERS & SERVICES — 2.2%			Interactive, Inc., Class A	29,100	798,504
CIGNA Corp.	16,300	321,273			2,299,615
Express Scripts, Inc.(1)	32,800	2,098,216	METALS & MINING — 0.5%
UnitedHealth Group, Inc.	35,400	832,608	Newmont Mining Corp.	18,100	728,344
		3,252,097	MULTILINE RETAIL — 3.2%
HOTELS, RESTAURANTS & LEISURE — 0.3%			Kohl’s Corp.(1)	43,500	1,972,725
Chipotle Mexican Grill, Inc.,			Target Corp.	68,500	2,826,310
Class A(1)	5,200	421,668			4,799,035
HOUSEHOLD DURABLES — 1.4%			MULTI-UTILITIES — 0.3%
KB Home	65,900	1,190,813	Sempra Energy	9,000	414,180
Mohawk Industries, Inc.(1)	18,900	894,159	OIL, GAS & CONSUMABLE FUELS — 4.4%
		2,084,972	Apache Corp.	10,500	765,030
HOUSEHOLD PRODUCTS — 1.3%			EOG Resources, Inc.	28,000	1,777,440
Procter & Gamble Co. (The)	40,500	2,002,320	Exxon Mobil Corp.	28,900	1,926,763
INDUSTRIAL CONGLOMERATES — 1.6%			Occidental Petroleum Corp.	25,300	1,424,137
3M Co.	41,600	2,396,160	Quicksilver Resources, Inc.(1)	86,900	706,497
INSURANCE — 0.7%					6,599,867
Aflac, Inc.	29,600	855,144	PERSONAL PRODUCTS — 0.6%
Chubb Corp. (The)	5,000	194,750	Estee Lauder Cos.,
		1,049,894	Inc. (The), Class A	12,600	376,740
INTERNET & CATALOG RETAIL — 0.5%			Mead Johnson Nutrition Co.,
Amazon.com, Inc.(1)	9,400	756,888	Class A(1)	17,654	498,726
INTERNET SOFTWARE & SERVICES — 3.2%					875,466
Akamai Technologies, Inc.(1)	31,100	684,822	PHARMACEUTICALS — 2.6%
Google, Inc., Class A(1)	10,500	4,157,685	Abbott Laboratories	75,800	3,172,230
		4,842,507	Novo Nordisk A/S B Shares	15,000	718,041
IT SERVICES — 4.5%					3,890,271
Global Payments, Inc.	29,600	948,976	REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.6%
International Business			Digital Realty Trust, Inc.	24,200	871,442
Machines Corp.	39,900	4,118,079	ROAD & RAIL — 1.6%
Visa, Inc., Class A	27,200	1,766,912	Union Pacific Corp.	47,900	2,353,806
		6,833,967	SEMICONDUCTORS &
LIFE SCIENCES TOOLS & SERVICES — 1.0%			SEMICONDUCTOR EQUIPMENT — 4.8%
Illumina, Inc.(1)	8,400	313,740	Altera Corp.	34,500	562,695
QIAGEN NV(1)	22,300	367,504	Applied Materials, Inc.	89,400	1,091,574
			Broadcom Corp., Class A(1)	52,200	1,210,518
Thermo Fisher
Scientific, Inc.(1)	24,700	866,476	Intel Corp.	60,800	959,424
		1,547,720	Intersil Corp., Class A	30,800	357,280
MACHINERY — 3.2%			Linear Technology Corp.	24,100	524,898
Illinois Tool Works, Inc.	39,800	1,305,440	Marvell Technology
			Group Ltd.(1)	106,100	1,164,978
Navistar
International Corp.(1)	40,700	1,538,460	NVIDIA Corp.(1)	33,500	384,580
PACCAR, Inc.	22,800	808,032	Xilinx, Inc.	49,000	1,001,560
Valmont Industries, Inc.	18,857	1,202,699			7,257,507
		4,854,631

16

NT Growth

	Shares	Value		Shares	Value
SOFTWARE — 6.9%			Temporary Cash Investments — 0.6%
Activision Blizzard, Inc.(1)	55,700	$ 599,889
			JPMorgan U.S. Treasury
Check Point Software			Plus Money Market Fund
Technologies Ltd.(1)	4,500	104,265	Agency Shares	26,245	$ 26,245
Microsoft Corp.	274,200	5,555,292	Repurchase Agreement, Deutsche Bank
Oracle Corp.	183,900	3,556,626	Securities, Inc., (collateralized by various
salesforce.com, inc.(1)	12,800	547,968	U.S. Treasury obligations, 3.75%, 11/15/18,
			valued at $918,810), in a joint trading
		10,364,040	account at 0.14%, dated 4/30/09, due
SPECIALTY RETAIL — 3.4%			5/1/09 (Delivery value $900,004)		900,000
Advance Auto Parts, Inc.	6,550	286,563	TOTAL TEMPORARY
CarMax, Inc.(1)	65,400	834,504	CASH INVESTMENTS
			(Cost $926,245)		926,245
Chico’s FAS, Inc.(1)	47,700	364,428
			TOTAL INVESTMENT
J. Crew Group, Inc.(1)	41,100	707,331	SECURITIES — 100.3%
Lowe’s Cos., Inc.	83,400	1,793,100	(Cost $144,032,642)		151,146,460
O’Reilly Automotive, Inc.(1)	28,300	1,099,455	OTHER ASSETS AND
		5,085,381	LIABILITIES — (0.3)%		(471,543)
TEXTILES, APPAREL & LUXURY GOODS — 0.4%			TOTAL NET ASSETS — 100.0%		$150,674,917
Polo Ralph Lauren Corp.	12,200	656,848
TRADING COMPANIES & DISTRIBUTORS — 0.2%
WESCO International, Inc.(1)	11,100	288,600
WIRELESS TELECOMMUNICATION SERVICES — 1.5%
American Tower Corp.,
Class A(1)	58,400	1,854,784
MetroPCS
Communications, Inc.(1)	28,000	478,520
		2,333,304
TOTAL COMMON STOCKS
(Cost $143,106,397)		150,220,215

Forward Foreign Currency Exchange Contracts
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
964,685	CHF for USD	5/29/09	$ 845,461	$(2,330)
3,234,000	DKK for USD	5/29/09	574,084	(6,756)
			$1,419,545	$(9,086)
(Value on Settlement Date $1,410,459)

Notes to Schedule of Investments
CHF = Swiss Franc
DKK = Danish Krone
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

17

NT Vista

APRIL 30, 2009 (UNAUDITED)

	Shares	Value		Shares	Value
Common Stocks — 97.0%			Midcap SPDR Trust Series 1	6,700	$ 681,658
AUTO COMPONENTS — 0.5%			PowerShares QQQ	20,100	689,028
Autoliv, Inc.	13,900	$ 342,913			2,045,114
AUTOMOBILES — 0.6%			DIVERSIFIED CONSUMER SERVICES — 2.7%
			Career Education Corp.(1)	30,900	681,036
Harley-Davidson, Inc.	17,100	378,936
BIOTECHNOLOGY — 0.9%			Corinthian Colleges, Inc.(1)	50,416	776,407
Alexion			ITT Educational
Pharmaceuticals, Inc.(1)	18,700	624,954	Services, Inc.(1)	3,239	326,394
CAPITAL MARKETS — 3.5%					1,783,837
Greenhill & Co., Inc.	2,800	217,084	DIVERSIFIED FINANCIAL SERVICES — 1.2%
Janus Capital Group, Inc.	36,800	369,104	CME Group, Inc.	1,500	332,025
Jefferies Group, Inc.	18,300	358,131	IntercontinentalExchange,
			Inc.(1)	5,600	490,560
Lazard Ltd., Class A	14,900	406,770
					822,585
Morgan Stanley	14,200	335,688
			ELECTRONIC EQUIPMENT,
TD Ameritrade			INSTRUMENTS & COMPONENTS — 1.0%
Holding Corp.(1)	21,200	337,292
			AU Optronics Corp. ADR	31,000	336,350
Waddell & Reed
Financial, Inc., Class A	14,800	331,668	LG Display Co., Ltd.	13,100	319,587
		2,355,737	LG Display Co., Ltd. ADR	1,236	15,190
CHEMICALS — 6.9%					671,127
Agrium, Inc.	9,100	391,482	ENERGY EQUIPMENT & SERVICES — 0.6%
CF Industries Holdings, Inc.	6,500	468,325	Weatherford
			International Ltd.(1)	24,200	402,446
Monsanto Co.	14,270	1,211,380
			HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Mosaic Co. (The)	8,200	331,690
			Edwards
Scotts Miracle-Gro			Lifesciences Corp.(1)	10,600	671,828
Co. (The), Class A	22,100	746,317
			St. Jude Medical, Inc.(1)	13,600	455,872
Syngenta AG	5,453	1,170,531
Terra Industries, Inc.	11,000	291,500			1,127,700
		4,611,225	HEALTH CARE PROVIDERS & SERVICES — 5.3%
			Express Scripts, Inc.(1)	16,400	1,049,108
COMMERCIAL SERVICES & SUPPLIES — 0.5%
Tetra Tech, Inc.(1)	13,100	321,736	Medco Health
			Solutions, Inc.(1)	19,300	840,515
COMMUNICATIONS EQUIPMENT — 0.9%			Omnicare, Inc.	38,980	1,002,176
Corning, Inc.	42,100	615,502	UnitedHealth Group, Inc.	28,696	674,930
COMPUTERS & PERIPHERALS — 0.5%					3,566,729
Western Digital Corp.(1)	15,000	352,800	HOTELS, RESTAURANTS & LEISURE — 3.8%
CONSTRUCTION & ENGINEERING — 6.0%			Brinker International, Inc.	45,700	809,804
AECOM Technology Corp.(1)	43,724	1,125,019	Darden Restaurants, Inc.	13,400	495,398
Quanta Services, Inc.(1)	69,806	1,586,690	Jack in the Box, Inc.(1)	12,800	314,752
Shaw Group, Inc. (The)(1)	23,000	771,190	Penn National
URS Corp.(1)	12,400	546,344	Gaming, Inc.(1)	18,100	615,762
		4,029,243	WMS Industries, Inc.(1)	10,600	340,366
CONTAINERS & PACKAGING — 1.8%					2,576,082
Crown Holdings, Inc.(1)	55,363	1,220,754	HOUSEHOLD DURABLES — 2.6%
DIVERSIFIED — 3.0%			KB Home	37,200	672,204
iShares Russell 2000			M.D.C. Holdings, Inc.	4,900	167,482
Index Fund	13,900	674,428	NVR, Inc.(1)	700	353,759

18

NT Vista

	Shares	Value		Shares	Value
Pulte Homes, Inc.	18,600	$ 214,086	Marvell Technology
Toll Brothers, Inc.(1)	16,400	332,264	Group Ltd.(1)	33,000	$ 362,340
		1,739,795	Microsemi Corp.(1)	57,935	777,488
INSURANCE — 1.9%			PMC - Sierra, Inc.(1)	92,400	731,808
Fidelity National			Semtech Corp.(1)	22,500	324,450
Financial, Inc., Class A	69,400	1,258,222	Silicon Laboratories, Inc.(1)	16,100	535,486
INTERNET & CATALOG RETAIL — 1.0%			Xilinx, Inc.	14,500	296,380
Netflix, Inc.(1)	14,700	666,057			5,045,917
INTERNET SOFTWARE & SERVICES — 3.7%			SOFTWARE — 8.1%
Digital River, Inc.(1)	10,200	391,884	BMC Software, Inc.(1)	18,600	644,862
Equinix, Inc.(1)	10,700	751,461	Cerner Corp.(1)	10,700	575,660
NetEase.com, Inc. ADR(1)	29,700	896,346	Macrovision Solutions
Open Text Corp.(1)	13,700	449,771	Corp.(1)	46,800	946,296
		2,489,462	McAfee, Inc.(1)	27,570	1,034,978
MEDIA — 1.1%			Quest Software, Inc.(1)	24,300	353,079
DIRECTV Group, Inc. (The)(1)	28,800	712,224	Shanda Interactive
			Entertainment Ltd. ADR(1)	21,400	1,023,562
METALS & MINING — 2.2%
			Symantec Corp.(1)	52,100	898,725
Agnico-Eagle Mines Ltd.	11,100	489,621
AK Steel Holding Corp.	12,524	162,937			5,477,162
Freeport-McMoRan			SPECIALTY RETAIL — 7.4%
Copper & Gold, Inc.	11,800	503,270	Advance Auto Parts, Inc.	19,000	831,250
Kinross Gold Corp.	22,000	339,900	Aeropostale, Inc.(1)	19,800	672,606
		1,495,728	AutoZone, Inc.(1)	1,900	316,141
MULTILINE RETAIL — 4.8%			Bed Bath & Beyond, Inc.(1)	5,400	164,268
Big Lots, Inc.(1)	20,100	555,564	Best Buy Co., Inc.	8,600	330,068
Dollar Tree, Inc.(1)	30,600	1,295,604	O’Reilly Automotive, Inc.(1)	23,000	893,550
Family Dollar Stores, Inc.	40,800	1,354,152	PetSmart, Inc.	16,100	368,368
		3,205,320	Ross Stores, Inc.	26,979	1,023,583
OIL, GAS & CONSUMABLE FUELS — 6.4%			TJX Cos., Inc. (The)	12,700	355,219
Continental					4,955,053
Resources, Inc.(1)	8,400	196,140	TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Denbury Resources, Inc.(1)	39,800	647,944	Coach, Inc.(1)	14,600	357,700
Hess Corp.	6,000	328,740	WATER UTILITIES — 0.9%
Occidental Petroleum Corp.	5,800	326,482	Aqua America, Inc.	33,851	621,166
Petrohawk Energy Corp.(1)	62,589	1,477,100	WIRELESS TELECOMMUNICATION SERVICES — 6.6%
Range Resources Corp.	12,500	499,625	American Tower Corp.,
Southwestern Energy Co.(1)	14,800	530,728	Class A(1)	40,700	1,292,632
Ultra Petroleum Corp.(1)	7,200	308,160	Leap Wireless
			International, Inc.(1)	8,200	295,774
		4,314,919
PHARMACEUTICALS — 0.9%			MetroPCS
			Communications, Inc.(1)	38,211	653,026
Mylan, Inc.(1)	46,400	614,800
			SBA Communications Corp.,
SEMICONDUCTORS &			Class A(1)	86,502	2,179,850
SEMICONDUCTOR EQUIPMENT — 7.5%					4,421,282
Altera Corp.	42,600	694,806	TOTAL COMMON STOCKS
ASML Holding NV			(Cost $57,942,096)		65,224,227
New York Shares	16,400	346,860
Broadcom Corp., Class A(1)	42,100	976,299

19

NT Vista

	Shares	Value	Geographic Diversification
Temporary Cash Investments — 1.9%			(as a % of net assets)
JPMorgan U.S. Treasury			United States	86.7%
Plus Money Market Fund			People’s Republic of China	2.9%
Agency Shares	98,736	$ 98,736	Canada	2.5%
Repurchase Agreement, Deutsche Bank			Switzerland	1.7%
Securities, Inc., (collateralized by various			Bermuda	1.2%
U.S. Treasury obligations, 3.75%, 11/15/18,
valued at $1,225,080), in a joint trading			Netherlands	0.5%
account at 0.14%, dated 4/30/09, due			Sweden	0.5%
5/1/09 (Delivery value $1,200,005)		1,200,000	Taiwan (Republic of China)	0.5%
TOTAL TEMPORARY			South Korea	0.5%
CASH INVESTMENTS			Cash and Equivalents*	3.0%
(Cost $1,298,736)		1,298,736
TOTAL INVESTMENT			*Includes temporary cash investments and other assets and liabilities.
SECURITIES — 98.9%
(Cost $59,240,832)		66,522,963
OTHER ASSETS AND
LIABILITIES — 1.1%		723,408
TOTAL NET ASSETS — 100.0%		$67,246,371

Forward Foreign Currency Exchange Contracts
Contracts to Sell	Settlement Date	Value	Unrealized Gain (Loss)
1,193,553 CHF for USD	5/29/09	$1,046,043	$(2,883)
(Value on Settlement Date $1,043,160)

Notes to Schedule of Investments
ADR = American Depositary Receipt
CHF = Swiss Franc
SPDR = Standard & Poor’s Depositary Receipts
USD = United States Dollar
(1) Non-income producing.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities

APRIL 30, 2009 (UNAUDITED)
	NT Growth	NT Vista
Assets
Investment securities, at value (cost of $144,032,642 and $59,240,832, respectively)	$151,146,460	$ 66,522,963
Foreign currency holdings, at value (cost of $718 and $1,705, respectively)	718	1,708
Receivable for investments sold	2,212,912	1,261,704
Receivable for capital shares sold	59,143	27,431
Dividends and interest receivable	109,063	13,705
	153,528,296	67,827,511

Liabilities
Payable for investments purchased	2,697,414	509,743
Payable for capital shares purchased	52,807	25,645
Payable for forward foreign currency exchange contracts	9,086	2,883
Accrued management fees	94,072	42,869
	2,853,379	581,140

Net Assets	$150,674,917	$ 67,246,371

Institutional Class Capital Shares, $0.01 Par Value
Authorized	100,000,000	100,000,000
Outstanding	19,052,145	9,719,043

Net Asset Value Per Share	$7.91	$6.92

Net Assets Consist of:
Capital (par value and paid-in surplus)	$171,631,634	$ 79,315,536
Accumulated undistributed net investment income (loss)	291,495	(38,609)
Accumulated net realized loss on investment and foreign currency transactions	(28,353,053)	(19,309,555)
Net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies	7,104,841	7,278,999
	$150,674,917	$ 67,246,371

See Notes to Financial Statements.

21

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
	NT Growth	NT Vista
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $10,194 and $4,097, respectively)	$ 908,746	$ 175,985
Interest	914	1,168
	909,660	177,153

Expenses:
Management fees	445,197	206,343
Directors’ fees and expenses	1,831	852
Other expenses	101	44
	447,129	207,239

Net investment income (loss)	462,531	(30,086)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(20,838,432)	(13,272,509)
Foreign currency transactions	38,049	35,209
	(20,800,383)	(13,237,300)

Change in net unrealized appreciation (depreciation) on:
Investments	20,962,957	9,676,154
Translation of assets and liabilities in foreign currencies	(44,902)	(11,766)
	20,918,055	9,664,388

Net realized and unrealized gain (loss)	117,672	(3,572,912)

Net Increase (Decrease) in Net Assets Resulting from Operations	$ 580,203	$ (3,602,998)

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2008
	NT Growth		NT Vista
Increase (Decrease) in Net Assets	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 462,531	$ 341,835	$ (30,086)	$ (146,899)
Net realized gain (loss)	(20,800,383)	(7,121,636)	(13,237,300)	(5,806,400)
Change in net unrealized
appreciation (depreciation)	20,918,055	(28,414,212)	9,664,388	(15,759,786)
Net increase (decrease) in net assets
resulting from operations	580,203	(35,194,013)	(3,602,998)	(21,713,085)

Distributions to Shareholders
From net investment income	(665,262)	(194,614)	—	—
From net realized gains	—	(3,783,853)	—	(87,218)
Decrease in net assets from distributions	(665,262)	(3,978,467)	—	(87,218)

Capital Share Transactions
Proceeds from shares sold	77,437,879	48,892,848	35,569,000	28,341,744
Payments for shares redeemed	(10,117,523)	(14,726,562)	(4,855,320)	(11,057,975)
Net increase (decrease) in net assets
from capital share transactions	67,320,356	34,166,286	30,713,680	17,283,769

Net increase (decrease) in net assets	67,235,297	(5,006,194)	27,110,682	(4,516,534)

Net Assets
Beginning of period	83,439,620	88,445,814	40,135,689	44,652,223
End of period	$150,674,917	$ 83,439,620	$ 67,246,371	$ 40,135,689

Accumulated undistributed
net investment income (loss)	$291,495	$494,226	$(38,609)	$(8,523)

Transactions in Shares of the Funds
Sold	10,222,489	4,697,976	5,206,061	2,867,449
Redeemed	(1,429,869)	(1,311,665)	(755,012)	(926,513)
Net increase (decrease) in
shares of the funds	8,792,620	3,386,311	4,451,049	1,940,936

See Notes to Financial Statements.

23

Notes to Financial Statements

APRIL 30, 2009 (UNAUDITED)

1. Organization and Summary of Significant Accounting Policies

Organization — American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. NT Growth Fund (NT Growth) and NT Vista Fund (NT Vista) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds’ investment objective is to seek long-term capital growth. The funds pursue this objective by investing primarily in equity securities. NT Growth generally invests in larger-sized companies that management believes will increase in value but may purchase companies of any size. NT Vista generally invests in companies that are medium sized and smaller at the time of purchase that management believes will increase in value. The funds are not permitted to invest in any securities issued by companies assigned the Global Industry Classification Standard for the tobacco industry. The following is a summary of the funds’ significant accounting policies.

Security Valuations — Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Investments in open-end management investment companies are valued at the reported net asset value. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

Security Transactions — For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Transactions — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments,

24

respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The funds record the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

Forward Foreign Currency Exchange Contracts — The funds may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the funds’ exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the funds and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The funds bear the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

Exchange Traded Funds — The funds may invest in exchange traded funds (ETFs). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Repurchase Agreements — The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is each fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

25

Use of Estimates — The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered “interested persons” as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. For funds with a stepped fee schedule, the rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account each fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule for NT Growth ranges from 0.60% to 0.80%. The effective annual management fee for NT Growth for the six month ended April 30, 2009 was 0.80%. The annual management fee for NT Vista is 0.80%.

Acquired Fund Fees and Expenses — The funds may invest in mutual funds, exchange traded funds, and business development companies (the acquired funds). Each fund will indirectly realize its pro rata share of the fees and expenses of the acquired funds in which it invests. These indirect fees and expenses are not paid out of the fund’s assets but are reflected in the return realized by the fund on its investment in the acquired funds.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC. The funds are wholly owned, in aggregate, by various funds in a series issued by American Century Asset Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The funds have a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the funds. NT Growth has a securities lending agreement with JPMCB. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

3. Investment Transactions

Investment transactions, excluding short-term investments, for the six months ended April 30, 2009, were as follows:

	NT Growth	NT Vista
Purchases	$142,723,573	$80,656,214
Proceeds from sales	$75,020,431	$50,919,855

26

4. Fair Value Measurements

The funds’ securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

• Level 1 valuation inputs consist of actual quoted prices based on an active market;

• Level 2 valuation inputs consist of significant direct or indirect observable market data; or

• Level 3 valuation inputs consist of significant unobservable inputs such as a fund’s own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds’ securities and other financial instruments as of April 30, 2009:

	Value of	Unrealized Gain (Loss) on
Fund/Valuation Inputs	Investment Securities	Other Financial Instruments*

NT Growth
Level 1 — Quoted Prices	$148,494,051	—
Level 2 — Other Significant Observable Inputs	2,652,409	$(9,086)
Level 3 — Significant Unobservable Inputs	—	—
	$151,146,460	$(9,086)

NT Vista
Level 1 — Quoted Prices	$63,832,845	—
Level 2 — Other Significant Observable Inputs	2,690,118	$(2,883)
Level 3 — Significant Unobservable Inputs	—	—
	$66,522,963	$(2,883)
*Includes forward foreign currency exchange contracts.

5. Bank Line of Credit

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended April 30, 2009.

6. Interfund Lending

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC). This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is

27

determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended April 30, 2009, the funds did not utilize the program.

7. Risk Factors

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of April 30, 2009, the components of investments for federal income tax purposes were as follows:

	NT Growth	NT Vista
Federal tax cost of investments	$152,414,476	$61,029,463
Gross tax appreciation of investments	$ 6,957,126	$6,249,372
Gross tax depreciation of investments	(8,225,142)	(755,872)
Net tax appreciation (depreciation) of investments	$(1,268,016)	$5,493,500

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2008, NT Growth and NT Vista had accumulated capital losses of $(5,069,723) and $(4,315,394), respectively, which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2016.

9. Recently Issued Accounting Standards

The Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157), in September 2006, which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

28

Financial Highlights

NT Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.13	$12.87	$10.57	$10.00
Income From Investment Operations
Net Investment Income (Loss)	0.03(3)	0.04(3)	0.04	0.01
Net Realized and Unrealized Gain (Loss)	(0.19)	(4.19)	2.29	0.56
Total From Investment Operations	(0.16)	(4.15)	2.33	0.57
Distributions
From Net Investment Income	(0.06)	(0.03)	(0.03)	—
From Net Realized Gains	—	(0.56)	—	—
Total Distributions	(0.06)	(0.59)	(0.03)	—
Net Asset Value, End of Period	$7.91	$8.13	$12.87	$10.57

Total Return(4)	(1.86)%	(33.68)%	22.12%	5.70%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80%(5)	0.80%	0.80%	0.80%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.83%(5)	0.38%	0.35%	0.36%(5)
Portfolio Turnover Rate	69%	136%	140%	57%
Net Assets, End of Period (in thousands)	$150,675	$83,440	$88,446	$58,983

(1)	Six months ended April 30, 2009 (unaudited).
(2)	May 12, 2006 (fund inception) through October 31, 2006.
(3)	Computed using average shares outstanding throughout the period.
(4)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for period less than one year are not annualized.
(5)	Annualized.
See Notes to Financial Statements.

29

NT Vista

Institutional Class
For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
	2009(1)	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$7.62	$13.42	$9.00	$10.00
Income From Investment Operations
Net Investment Income (Loss)	—(3)(4)	(0.04)(4)	(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.70)	(5.73)	4.46	(0.99)
Total From Investment Operations	(0.70)	(5.77)	4.42	(1.00)
Distributions
From Net Realized Gains	—	(0.03)	—	—
Net Asset Value, End of Period	$6.92	$7.62	$13.42	$9.00

Total Return(5)	(9.19)%	(43.09)%	49.11%	(10.00)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80%(6)	0.81%	0.80%	0.80%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11)%(6)	(0.35)%	(0.36)%	(0.27)%(6)
Portfolio Turnover Rate	103%	183%	147%	109%
Net Assets, End of Period (in thousands)	$67,246	$40,136	$44,652	$25,678

(1)	Six months ended April 30, 2009 (unaudited).
(2)	May 12, 2006 (fund inception) through October 31, 2006.
(3)	Per-share amount was less than $0.005.
(4)	Computed using average shares outstanding throughout the period.
(5)	Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for period less than one year are not annualized.
(6)	Annualized.
See Notes to Financial Statements.

30

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the funds’ investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds’ Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

31

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The Russell 1000® Index is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 1000® Growth Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000® Value Index measures the performance of those Russell 1000 Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell 2000® Index is a market-capitalization weighted index created by Frank Russell Company to measure the performance of the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell 2000® Value Index measures the performance of those Russell 2000 Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The Russell Midcap® Index measures the performance of the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The Russell Midcap® Growth Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The Russell Midcap® Value Index measures the performance of those Russell Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

32

Notes

33

Notes

34

Contact Us
americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or
816-531-5575
Business, Not-For-Profit, Employer-Sponsored
Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers,
Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113
American Century Mutual Funds, Inc.
Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0906 CL-SAN-65593N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY MUTUAL FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 25, 2009

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2009